HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
1
Shares Security Description
Value
(000)
Common Stocks — 99.78%
Aerospace & Defense — 1.50%
1,081
AAR Corp.(a) .................... $ 71
327
AeroVironment, Inc.(a) .............. 66
609
Cadre Holdings, Inc. ................ 23
700
Curtiss-Wright Corp. ............... 230
1,094
Ducommun, Inc.(a) ................ 72
5,461
General Dynamics Corp. ............. 1,650
3,456
HEICO Corp. ..................... 904
728
HEICO Corp., Class - A ............. 148
9,052
Kratos Defense & Security Solutions, Inc.(a) 211
5,883
L3Harris Technologies, Inc. .......... 1,399
9,411
Lockheed Martin Corp. .............. 5,501
64
Moog, Inc., Class - A ............... 13
460
National Presto Industries, Inc. ........ 35
2,258
Northrop Grumman Corp. ............ 1,192
4,289
Rocket Lab USA, Inc.(a) ............ 42
67,703
RTX Corp. ....................... 8,203
5,412
The Boeing Co.(a) ................. 823
4,895
TransDigm Group, Inc. .............. 6,986
4,770
Triumph Group, Inc.(a) .............. 61
27,630
Air Freight & Logistics — 0.25%
5,251
Expeditors International of Washington, Inc. 690
4,786
FedEx Corp. ..................... 1,310
3,544
GXO Logistics, Inc.(a) .............. 185
1,172
Hub Group, Inc., Class - A ........... 53
16,845
United Parcel Service, Inc., Class - B .... 2,296
4,534
Automobile Components — 0.12%
1,571
Adient PLC(a) .................... 35
2,008 American Axle & Manufacturing Holdings,
Inc.(a) ...................... 12
12,225
Dana, Inc. ....................... 129
554
Dorman Products, Inc.(a) ............ 63
585
Gentex Corp. ..................... 17
1,023
Gentherm, Inc.(a) .................. 48
12,500
Lear Corp. ....................... 1,365
930
Patrick Industries, Inc. .............. 132
41,038
The Goodyear Tire & Rubber Co.(a) .... 364
872
Visteon Corp.(a) ................... 83
2,248
Automobiles — 1.18%
71,725
Ford Motor Co. ................... 757
79,978
Tesla, Inc.(a) ..................... 20,925
Shares Security Description
Value
(000)
Common Stocks (continued)
Automobiles (continued)
522
Winnebago Industries, Inc. ........... $ 30
21,712
Banks — 2.98%
894
1st Source Corp. .................. 54
1,715
Ameris Bancorp ................... 107
1,712
Axos Financial, Inc.(a) .............. 108
3,234
Banc of California, Inc. ............. 48
1,048
BancFirst Corp. ................... 110
236,345
Bank of America Corp. .............. 9,377
29,893
Bank OZK ....................... 1,285
6,251
BankUnited, Inc. .................. 228
1,471
Bankwell Financial Group, Inc. ........ 44
2,970
BCB Bancorp, Inc. ................. 37
4,171
Berkshire Hills Bancorp, Inc. ......... 112
418
Byline Bancorp, Inc. ................ 11
3,999
Capitol Federal Financial, Inc. ......... 23
2,951
Cathay General Bancorp ............. 127
7,844
Citigroup, Inc. .................... 491
60,325
Citizens Financial Group, Inc. ......... 2,478
9,351
Columbia Banking System, Inc. ....... 244
3,488
Columbia Financial, Inc.(a) ........... 60
56,548
Comerica, Inc. .................... 3,388
688
Commerce Bancshares, Inc. .......... 41
1,092
Community Financial System, Inc. ..... 63
1,095
Community Trust Bancorp, Inc. ........ 54
1,054
Community West Bancshares ......... 20
2,630
ConnectOne Bancorp, Inc. ........... 66
3,479
Cullen/Frost Bankers, Inc. ............ 389
9,064
CVB Financial Corp. ............... 162
32,941
East West Bancorp, Inc. ............. 2,726
688
Enterprise Financial Services Corp. ..... 35
6,060
FB Financial Corp. ................. 284
13,076
Fifth Third Bancorp ................ 560
24,739
First Bancorp ..................... 524
2,460
First Bancorp ..................... 102
2,341
First Bank ....................... 36
3,516
First Busey Corp. .................. 91
591
First Citizens BancShares, Inc., Class - A . 1,088
3,703
First Commonwealth Financial Corp. .... 64
3,478
First Financial Bancorp .............. 88
22,418
First Foundation, Inc. ............... 140
6,815
First Hawaiian, Inc. ................ 158
91,124
First Horizon Corp. ................ 1,415
3,590
First Merchants Corp. ............... 134
1,077
First Mid Bancshares, Inc. ........... 42

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
6,458
Fulton Financial Corp. .............. $ 117
1,287
German American Bancorp, Inc. ....... 50
561
Glacier Bancorp, Inc. ............... 26
3,205
Hancock Whitney Corp. ............. 164
868
Hilltop Holdings, Inc. ............... 28
18,862
HomeStreet, Inc. .................. 297
4,173
Hope Bancorp, Inc. ................ 52
78,113
Huntington Bancshares, Inc. .......... 1,148
3,570
Independent Bank Corp. ............. 211
1,662
Independent Bank Group, Inc. ......... 96
129
International Bancshares Corp. ........ 8
67,705
JPMorgan Chase & Co. ............. 14,275
1,193
Lakeland Financial Corp. ............ 78
3,497
M&T Bank Corp. .................. 623
1,295
Midland States Bancorp, Inc. ......... 29
1,943
National Bank Holdings Corp., Class - A . 82
695
NBT Bancorp, Inc. ................. 31
663
Nicolet Bankshares, Inc. ............. 63
922
Northrim Bancorp, Inc. .............. 66
3,969
Northwest Bancshares, Inc. ........... 53
6,060
OceanFirst Financial Corp. ........... 113
3,649
OFG Bancorp .................... 164
2,194
Old Second Bancorp, Inc. ............ 34
1,467
Origin Bancorp, Inc. ................ 47
1,149
Orrstown Financial Services, Inc. ...... 41
1,042
Pacific Premier Bancorp, Inc. ......... 26
559
Peoples Bancorp, Inc. ............... 17
1,889
Pinnacle Financial Partners, Inc. ....... 185
3,360
Premier Financial Corp. ............. 79
3,750
Provident Bancorp, Inc.(a) ........... 40
1,157
QCR Holdings, Inc. ................ 86
106,556
Regions Financial Corp. ............. 2,486
670
Renasant Corp. ................... 22
635
Sandy Spring Bancorp, Inc. ........... 20
1,467
Seacoast Banking Corp. of Florida ...... 39
990
ServisFirst Bancshares, Inc. .......... 80
3,954
Simmons First National Corp., Class - A . 85
3,405
Sterling Bancorp, Inc.(a) ............. 15
1,311
Stock Yards Bancorp, Inc. ............ 81
42,174
Synovus Financial Corp. ............. 1,875
510
Texas Capital Bancshares, Inc.(a) ...... 36
2,444
The Bank of N.T. Butterfield & Son Ltd. . 90
8,270
The PNC Financial Services Group, Inc. . 1,529
3,235
Towne Bank ..................... 107
393
TriCo Bancshares .................. 17
240
Triumph Financial, Inc.(a) ............ 19
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
596
TrustCo Bank Corp. NY ............. $ 20
2,275
United Bankshares, Inc. ............. 84
3,391
United Community Banks, Inc. ........ 99
2,044
Univest Financial Corp. ............. 58
2,879
Veritex Holdings, Inc. ............... 76
13,406
Wells Fargo & Co. ................. 757
4,326
WesBanco, Inc. ................... 129
16,779
Western Alliance Bancorp ............ 1,451
623
Western New England Bancorp, Inc. .... 5
963
Wintrust Financial Corp. ............. 105
1,135
WSFS Financial Corp. .............. 58
10,848
Zions Bancorp NA ................. 512
54,798
Beverages — 1.34%
11,836
Brown-Forman Corp., Class - B ....... 582
1,320
Celsius Holdings, Inc.(a) ............. 41
2,846
Constellation Brands, Inc., Class - A .... 733
6,891
Keurig Dr Pepper, Inc. .............. 258
26,922
Monster Beverage Corp.(a) ........... 1,405
57,885
PepsiCo, Inc. ..................... 9,843
6,267
Primo Water Corp. ................. 158
160,904
The Coca-Cola Co. ................. 11,564
341
The Vita Coco Co., Inc.(a) ........... 10
24,594
Biotechnology — 2.22%
8,564
2seventy bio, Inc.(a) ................ 40
13,699
4D Molecular Therapeutics, Inc.(a) ..... 148
34,760
AbbVie, Inc. ..................... 6,864
892
Agios Pharmaceuticals, Inc.(a) ........ 40
665
Alkermes PLC(a) .................. 19
11,330
Alnylam Pharmaceuticals, Inc.(a) ...... 3,116
25,106
Amgen, Inc. ...................... 8,089
1,323
Anavex Life Sciences Corp.(a) ........ 8
468
Apellis Pharmaceuticals, Inc.(a) ....... 13
695
Arcellx, Inc.(a) ................... 58
987
Arcus Biosciences, Inc.(a) ............ 15
2,416
Arrowhead Pharmaceuticals, Inc.(a) ..... 47
11,191
BioAtla, Inc.(a) ................... 20
2,743
BioCryst Pharmaceuticals, Inc.(a) ...... 21
769
Biohaven Ltd.(a) .................. 38
1,111
Blueprint Medicines Corp.(a) ......... 103
15,620
Bridgebio Pharma, Inc.(a) ............ 398
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 24
455
Crinetics Pharmaceuticals, Inc.(a) ...... 23

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
1,049
Cytokinetics, Inc.(a) ................ $ 55
1,214
Day One Biopharmaceuticals, Inc.(a) .... 17
24,003
Design Therapeutics, Inc.(a) .......... 129
3,633
Dynavax Technologies Corp.(a) ........ 40
2,140
Enanta Pharmaceuticals, Inc.(a) ........ 22
7,862
Erasca, Inc.(a) .................... 21
4,978
Halozyme Therapeutics, Inc.(a) ........ 285
1,019
Insmed, Inc.(a) .................... 74
2,089
Intellia Therapeutics, Inc.(a) .......... 43
4,834
Iovance Biotherapeutics, Inc.(a) ....... 45
704
Keros Therapeutics, Inc.(a) ........... 41
442 Kiniksa Pharmaceuticals International
PLC(a) ..................... 11
9,060
Kodiak Sciences, Inc.(a) ............. 24
388
Krystal Biotech, Inc.(a) .............. 71
4,749
Larimar Therapeutics, Inc.(a) ......... 31
22,219
MacroGenics, Inc.(a) ............... 73
2,208
Madrigal Pharmaceuticals, Inc.(a) ...... 469
3,976
MannKind Corp.(a) ................ 25
19,253
Moderna, Inc.(a) .................. 1,287
1,311
Myriad Genetics, Inc.(a) ............. 36
14,862
Natera, Inc.(a) .................... 1,887
800
Neurocrine Biosciences, Inc.(a) ........ 92
30,739
Nkarta, Inc.(a) .................... 139
612
Nuvalent, Inc., Class - A(a) ........... 63
6,995
Olema Pharmaceuticals, Inc.(a) ........ 84
2,087
PDL BioPharma, Inc.(a)(b) ........... 3
7,030
Poseida Therapeutics, Inc.(a) .......... 20
700
Prothena Corp. PLC(a) .............. 12
1,755
PTC Therapeutics, Inc.(a) ............ 65
2,019
Regeneron Pharmaceuticals, Inc.(a) ..... 2,122
2,123
Relay Therapeutics, Inc.(a) ........... 15
3,305
REVOLUTION Medicines, Inc.(a) ..... 150
745
Rhythm Pharmaceuticals, Inc.(a) ....... 39
2,459
Rocket Pharmaceuticals, Inc.(a) ........ 45
1,372
SpringWorks Therapeutics, Inc.(a) ...... 44
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 41
12,178
Tenaya Therapeutics, Inc.(a) .......... 24
574
Twist Bioscience Corp.(a) ............ 26
18,542
United Therapeutics Corp.(a) ......... 6,645
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 38
3,598
Vaxcyte, Inc.(a) ................... 411
1,163
Veracyte, Inc.(a) ................... 40
1,839
Vericel Corp.(a) ................... 78
12,418
Vertex Pharmaceuticals, Inc.(a) ........ 5,775
13,314
Viking Therapeutics, Inc.(a) .......... 843
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
1,954
Xencor, Inc.(a) .................... $ 39
1,004
XOMA Royalty Corp.(a) ............ 27
14,136
Y-mAbs Therapeutics, Inc.(a) ......... 186
40,836
Broadline Retail — 3.87%
363,765
Amazon.com, Inc.(a) ............... 67,781
15,760
eBay, Inc. ....................... 1,026
331
Etsy, Inc.(a) ...................... 18
8,527
Macy's, Inc. ...................... 134
928
MercadoLibre, Inc.(a) ............... 1,904
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 498
71,361
Building Products — 0.61%
10,045
A.O. Smith Corp. .................. 902
1,948
Apogee Enterprises, Inc. ............. 136
404
Armstrong World Industries, Inc. ....... 53
2,770
AZZ, Inc. ....................... 229
1,565
Builders FirstSource, Inc.(a) .......... 303
38,763
Carrier Global Corp. ................ 3,120
354
CSW Industrials, Inc. ............... 130
441
Gibraltar Industries, Inc.(a) ........... 31
1,230
Griffon Corp. ..................... 86
443
Insteel Industries, Inc. ............... 14
1,297
JELD-WEN Holding, Inc.(a) .......... 21
13,273
Johnson Controls International PLC ..... 1,030
6,549
Masco Corp. ..................... 550
2,456
Masterbrand, Inc.(a) ................ 46
50,826
Resideo Technologies, Inc.(a) ......... 1,024
9,049
Trane Technologies PLC ............. 3,517
2,342
Zurn Elkay Water Solutions Corp. ...... 84
11,276
Capital Markets — 2.56%
4,496
Affiliated Managers Group, Inc. ....... 799
2,506
Ameriprise Financial, Inc. ............ 1,177
2,656
Ares Management Corp., Class - A ..... 414
1,338 Artisan Partners Asset Management, Inc.,
Class - A .................... 58
13,347
BGC Group, Inc., Class - A ........... 123
4,582
Blackrock Finance, Inc. ............. 4,351
2,335
Cboe Global Markets, Inc. ........... 478
7,911
CME Group, Inc. .................. 1,746
979
Cohen & Steers, Inc. ............... 94
4,421
Coinbase Global, Inc., Class - A(a) ..... 788
6,152
Evercore, Inc. .................... 1,559

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
1,203
FactSet Research Systems, Inc. ........ $ 553
3,056
Federated Hermes, Inc. .............. 112
16,955
Franklin Resources, Inc. ............. 342
184
Hamilton Lane, Inc., Class - A ......... 31
75
Houlihan Lokey, Inc. ............... 12
2,293
Interactive Brokers Group, Inc. ........ 320
5,643
Intercontinental Exchange, Inc. ........ 906
153,344
Invesco Ltd. ...................... 2,693
18,395
Janus Henderson Group PLC ......... 700
17,093
Jefferies Financial Group, Inc. ......... 1,052
9,493
KKR & Co., Inc. .................. 1,240
1,384
LPL Financial Holdings, Inc. .......... 322
349
MarketAxess Holdings, Inc. .......... 89
128
Moelis & Co., Class - A ............. 9
3,981
Moody's Corp. .................... 1,889
51,857
Morgan Stanley ................... 5,406
1,076
Morningstar, Inc. .................. 343
838
MSCI, Inc. ...................... 488
1,887
Nasdaq, Inc. ..................... 138
242
Piper Sandler Cos. ................. 69
437
PJT Partners, Inc., Class - A .......... 58
36,398
Robinhood Markets, Inc., Class - A(a) ... 852
9,447
S&P Global, Inc. .................. 4,881
7,695
State Street Corp. .................. 681
1,512
Stifel Financial Corp. ............... 142
616
StoneX Group, Inc.(a) .............. 50
9,812
T. Rowe Price Group, Inc. ............ 1,069
41,953
The Charles Schwab Corp. ........... 2,719
16,318
The Goldman Sachs Group, Inc. ....... 8,079
2,045
Victory Capital Holdings, Inc., Class - A . 113
157
Virtus Investment Partners, Inc. ........ 33
9,720
WisdomTree, Inc. .................. 97
47,075
Chemicals — 1.54%
10,894
Air Products and Chemicals, Inc. ....... 3,244
828
Avient Corp. ..................... 42
4,923
Axalta Coating Systems Ltd.(a) ........ 178
695
Balchem Corp. .................... 122
48
Cabot Corp. ...................... 5
1,640
Celanese Corp. .................... 223
43,514
CF Industries Holdings, Inc. .......... 3,734
9,311
Corteva, Inc. ..................... 547
9,217
Dow, Inc. ....................... 504
13,063
DuPont de Nemours, Inc. ............ 1,164
30,407
Ecolab, Inc. ...................... 7,763
Shares Security Description
Value
(000)
Common Stocks (continued)
Chemicals (continued)
4,020
FMC Corp. ...................... $ 265
497
Hawkins, Inc. .................... 63
158
Huntsman Corp. ................... 4
1,018
Innospec, Inc. .................... 115
3,245
Kronos Worldwide, Inc. ............. 40
3,865
Linde PLC ....................... 1,843
35,802
LyondellBasell Industries N.V., Class - A . 3,433
1,019
Minerals Technologies, Inc. ........... 79
129
NewMarket Corp. ................. 71
24,876
Olin Corp. ....................... 1,194
1,544
Orion SA ........................ 27
6,716
PPG Industries, Inc. ................ 890
434
Quaker Chemical Corp. ............. 73
898
Sensient Technologies Corp. .......... 72
19,809
The Chemours Co. ................. 403
5,811
The Scotts Miracle-Gro Co. .......... 504
4,752
The Sherwin-Williams Co. ........... 1,814
2,158
Tronox Holdings PLC .............. 32
28,448
Commercial Services & Supplies — 0.76%
2,075
ABM Industries, Inc. ............... 109
984
ACV Auctions, Inc., Class - A(a) ....... 20
2,183
Brady Corp., Class - A .............. 167
1,307
Casella Waste Systems, Inc.(a) ........ 130
222
Cimpress PLC(a) .................. 18
7,893
Clean Harbors, Inc.(a) .............. 1,908
120,320
Copart, Inc.(a) .................... 6,304
5,910
CoreCivic, Inc.(a) ................. 75
2,401
Deluxe Corp. ..................... 47
2,331
Healthcare Services Group, Inc.(a) ...... 26
3,253
HNI Corp. ....................... 175
4,306
MillerKnoll, Inc. .................. 107
1,713
Montrose Environmental Group, Inc.(a) .. 45
5,037
Quad/Graphics, Inc. ................ 23
1,577
RB Global, Inc. ................... 127
1,270
Republic Services, Inc. .............. 255
2,747
Stericycle, Inc.(a) .................. 168
741
The Brink's Co. ................... 86
1,472
The GEO Group, Inc.(a) ............. 19
5,073
Veralto Corp. ..................... 567
17,682
Waste Management, Inc. ............. 3,671
14,047
Communications Equipment — 0.84%
4,776
Arista Networks, Inc.(a) ............. 1,833

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Communications Equipment (continued)
245,824
Cisco Systems, Inc. ................ $ 13,083
673
Clearfield, Inc.(a) .................. 26
825
F5, Inc.(a) ....................... 182
927
Motorola Solutions, Inc. ............. 417
15,541
Construction & Engineering — 0.17%
5,983
AECOM ........................ 619
7,964
Ameresco, Inc., Class - A(a) .......... 302
291
Comfort Systems USA, Inc. .......... 114
1,585
Dycom Industries, Inc.(a) ............ 312
940
EMCOR Group, Inc. ............... 405
2,153
Fluor Corp.(a) .................... 103
3,323
Granite Construction, Inc. ............ 263
2,960
MasTec, Inc.(a) ................... 364
218
MYR Group, Inc.(a) ................ 22
1,525
Quanta Services, Inc. ............... 455
2,938
WillScot Holdings Corp.(a) ........... 110
3,069
Construction Materials — 0.10%
1,173
Eagle Materials, Inc. ................ 337
1,351
Martin Marietta Materials, Inc. ........ 727
4,373
Summit Materials, Inc., Class - A(a) .... 171
2,578
Vulcan Materials Co. ............... 646
1,881
Consumer Finance — 0.74%
20,855
American Express Co. .............. 5,656
20,025
Capital One Financial Corp. .......... 2,998
2,878
Consumer Portfolio Services, Inc.(a) .... 27
95
Credit Acceptance Corp.(a) ........... 42
6,409
Discover Financial Services .......... 899
3,434
LendingClub Corp.(a) ............... 39
875
Navient Corp. .................... 14
351
Nelnet, Inc., Class - A ............... 40
14,450
OneMain Holdings, Inc. ............. 680
141,214
SLM Corp. ...................... 3,230
13,625
Consumer Staples Distribution & Retail — 2.13%
3,459
Casey's General Stores, Inc. .......... 1,300
20,372
Costco Wholesale Corp. ............. 18,059
1,891
Dollar General Corp. ............... 160
8,686
Dollar Tree, Inc.(a) ................. 611
828
Performance Food Group Co.(a) ....... 65
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
202
PriceSmart, Inc. ................... $ 19
1,063
SpartanNash Co. .................. 24
18,118
Sysco Corp. ...................... 1,414
17,745
Target Corp. ..................... 2,766
1,208
The Andersons, Inc. ................ 61
9,040
The Kroger Co. ................... 518
3,462
United Natural Foods, Inc.(a) ......... 58
175,950
Walmart, Inc. ..................... 14,208
714
Weis Markets, Inc. ................. 49
39,312
Containers & Packaging — 0.24%
2,235
AptarGroup, Inc. .................. 358
774
Avery Dennison Corp. .............. 171
22,939
Ball Corp. ....................... 1,557
2,133
Graphic Packaging Holding Co. ....... 63
10,608
International Paper Co. .............. 518
3,245
Myers Industries, Inc. ............... 45
2,891
Packaging Corp. of America .......... 623
17,292
Silgan Holdings, Inc. ............... 908
2,452
Sonoco Products Co. ............... 134
4,377
Distributors — 0.06%
6,793
Genuine Parts Co. ................. 948
381
Pool Corp. ....................... 144
1,092
Diversified Consumer Services — 0.10%
3,247
Adtalem Global Education, Inc.(a) ...... 245
131
Duolingo, Inc.(a) .................. 37
455
Frontdoor, Inc.(a) .................. 22
7,498
H&R Block, Inc. .................. 476
17,039
Perdoceo Education Corp. ............ 379
4,824
Service Corp. International ........... 381
2,069
Strategic Education, Inc. ............. 191
312
Stride, Inc.(a) ..................... 27
782
Universal Technical Institute, Inc.(a) .... 13
1,771
Diversified REITs — 0.03%
4,168
Alexander & Baldwin, Inc. ........... 80
1,205
Alpine, Inc.ome Property Trust, Inc. .... 22
1,529
American Assets Trust, Inc. ........... 41
6,752
Armada Hoffler Properties, Inc. ........ 73
7,907
Broadstone Net Lease, Inc. ........... 150

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified REITs (continued)
1,323
Essential Properties Realty Trust, Inc. ... $ 45
3,709
Gladstone Commercial Corp. ......... 60
711
One Liberty Properties, Inc. .......... 20
491
Diversified Telecommunication Services — 0.93%
439
Anterix, Inc.(a) ................... 17
193,855
AT&T, Inc. ...................... 4,265
2,728
EchoStar Corp., Class - A(a) .......... 68
19,117
Frontier Communications Parent, Inc.(a) . 679
8,770
GCI Liberty, Inc.(a)(b) .............. –
3,094
IDT Corp., Class - B ................ 118
256
Iridium Communications, Inc. ......... 8
7,341
Liberty Latin America Ltd., Class - C(a) .. 70
263,818
Verizon Communications, Inc. ......... 11,847
17,072
Electric Utilities — 1.31%
1,915
ALLETE, Inc. .................... 123
1,604
Alliant Energy Corp. ............... 97
30,034
American Electric Power Co., Inc. ...... 3,081
3,035
Constellation Energy Corp. ........... 789
7,685
Duke Energy Corp. ................. 886
17,710
Edison International ................ 1,542
47,734
Evergy, Inc. ...................... 2,960
9,746
Eversource Energy ................. 663
9,106
Exelon Corp. ..................... 369
60,365
FirstEnergy Corp. .................. 2,677
3,048
Genie Energy Ltd., Class - B .......... 50
242
MGE Energy, Inc. ................. 22
39,736
NextEra Energy, Inc. ............... 3,360
36,550
NRG Energy, Inc. .................. 3,330
12,422
OGE Energy Corp. ................. 510
846
Otter Tail Corp. ................... 66
464
Portland General Electric Co. ......... 22
32,159
The Southern Co. .................. 2,900
9,169
Xcel Energy, Inc. .................. 599
24,046
Electrical Equipment — 0.71%
8,507
AMETEK, Inc. ................... 1,461
4,130
Bloom Energy Corp., Class - A(a) ...... 44
15,855
Eaton Corp. PLC .................. 5,254
29,952
Emerson Electric Co. ............... 3,276
2,360
EnerSys ......................... 241
7,897
Enovix Corp.^(a) .................. 74
Shares Security Description
Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
4,901
GE Vernova, Inc.(a) ................ $ 1,250
1,210
Hubbell, Inc. ..................... 518
4,506
Regal Rexnord Corp. ............... 747
931
Rockwell Automation, Inc. ........... 250
13,115
Electronic Equipment, Instruments & Components
— 0.22%
809
Advanced Energy Industries, Inc. ...... 85
24,420
Amphenol Corp., Class - A ........... 1,590
1,155
Arlo Technologies, Inc.(a) ............ 14
521
Badger Meter, Inc. ................. 114
544
Belden, Inc. ...................... 64
983
CTS Corp. ....................... 48
824
ePlus, Inc.(a) ..................... 81
2,761
Fabrinet(a) ....................... 652
7,503
Flex Ltd.(a) ...................... 251
1,005
Insight Enterprises, Inc.(a) ........... 216
548
IPG Photonics Corp.(a) .............. 41
5,296
Iteris, Inc.(a) ..................... 38
1,575
Jabil, Inc. ....................... 189
1,050
Keysight Technologies, Inc.(a) ........ 167
414
Kimball Electronics, Inc.(a) .......... 8
368
Littelfuse, Inc. .................... 98
111
Novanta, Inc.(a) ................... 20
1,841
PC Connection, Inc. ................ 139
51
Plexus Corp.(a) ................... 7
86
Sanmina Corp.(a) .................. 6
34
TD SYNNEX Corp. ................ 4
1,116
TTM Technologies, Inc.(a) ........... 20
2,343
Vontier Corp. ..................... 79
376
Zebra Technologies Corp.(a) .......... 139
4,070
Energy Equipment & Services — 0.27%
7,609
Archrock, Inc. .................... 154
835
Atlas Energy Solutions, Inc. .......... 18
1,098
Bristow Group, Inc.(a) .............. 38
460
Cactus, Inc., Class - A ............... 27
4,798
ChampionX Corp. ................. 145
12,375
Expro Group Holdings N.V.(a) ........ 212
26,930
Halliburton Co. ................... 782
6,750
Helmerich & Payne, Inc. ............. 205
747
Kodiak Gas Services, Inc. ............ 22
5,195
Liberty Energy, Inc. ................ 99
1,073
Noble Corp. PLC .................. 39

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Energy Equipment & Services (continued)
1,775
Oceaneering International, Inc.(a) ...... $ 44
40,389
Patterson-UTI Energy, Inc. ........... 309
2,633
ProPetro Holding Corp.(a) ........... 20
42,009
Schlumberger N.V. ................. 1,763
875
Seadrill Ltd.(a) .................... 35
11,270
Solaris Energy Infrastructure, Inc. ...... 144
21,429
TechnipFMC PLC ................. 562
4,093
Tidewater, Inc.(a) .................. 294
4,912
Entertainment — 0.93%
2,997
Atlanta Braves Holdings, Inc.(a) ....... 119
1,640
Atlanta Braves Holdings, Inc.(a) ....... 69
682
Cinemark Holdings, Inc.(a) ........... 19
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,151
18,267
Netflix, Inc.(a) .................... 12,957
28,569
The Walt Disney Co. ............... 2,748
17,063
Financial Services — 3.92%
8,213
Apollo Global Management, Inc. ....... 1,026
23,967
AvidXchange Holdings, Inc.(a) ........ 194
861 Banco Latinoamericano de Comercio
Exterior SA, Class - E .......... 28
42,603
Berkshire Hathaway, Inc., Class - B(a) ... 19,608
800
Cannae Holdings, Inc. .............. 15
429
Cass Information Systems, Inc. ........ 18
49,585
Equitable Holdings, Inc. ............. 2,084
2,141
EVERTEC, Inc. ................... 73
143 Federal Agricultural Mortgage Corp., Class -
C ......................... 27
4,072
Fiserv, Inc.(a) ..................... 732
12,400
Global Payments, Inc. ............... 1,270
708
I3 Verticals, Inc., Class - A(a) ......... 15
1,852
Jack Henry & Associates, Inc. ......... 327
37,521
Mastercard, Inc., Class - A ........... 18,528
228
MGIC Investment Corp. ............. 6
1,030
Mr Cooper Group, Inc.(a) ............ 95
4,643
Pagseguro Digital Ltd., Class - A(a) ..... 40
2,840
Payoneer Global, Inc.(a) ............. 21
34,688
PayPal Holdings, Inc.(a) ............. 2,707
871
PennyMac Financial Services, Inc. ..... 99
2,184
Repay Holdings Corp.(a) ............ 18
6,150
StoneCo Ltd., Class - A(a) ........... 69
81,491
Visa, Inc., Class - A ................ 22,405
31,527
Voya Financial, Inc. ................ 2,498
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services (continued)
1,294
Walker & Dunlop, Inc. .............. $ 147
1,342
Waterstone Financial, Inc. ............ 20
198
WEX, Inc.(a) ..................... 42
72,112
Food Products — 0.72%
13,782
Archer-Daniels-Midland Co. .......... 823
5,127
BRC, Inc., Class - A(a) .............. 18
283
Cal-Maine Foods, Inc. .............. 21
3,437
Campbell Soup Co. ................ 168
87,270
Conagra Brands, Inc. ............... 2,838
1,587
Darling Ingredients, Inc.(a) ........... 59
5,689
Flowers Foods, Inc. ................ 131
365
Freshpet, Inc.(a) ................... 50
12,760
General Mills, Inc. ................. 942
7,674
Hormel Foods Corp. ................ 243
682
J & J Snack Foods Corp. ............. 117
2,078
John B. Sanfilippo & Son, Inc. ........ 196
10,284
Kellanova ....................... 830
413
Lamb Weston Holdings, Inc. .......... 27
5,092
McCormick & Co., Inc. ............. 419
65,720
Mondelez International, Inc., Class - A ... 4,843
1,277
Post Holdings, Inc.(a) ............... 148
3,009
The Hershey Co. .................. 577
2,332
The J.M. Smucker Co. .............. 282
13,887
The Kraft Heinz Co. ................ 488
1,116
The Simply Good Foods Co.(a) ........ 39
1,627
Tootsie Roll Industries, Inc. ........... 50
2,571
WK Kellogg Co. .................. 44
13,353
Gas Utilities — 0.14%
808
Atmos Energy Corp. ................ 112
1,491
Brookfield Infrastructure Corp., Class - A . 65
480
Chesapeake Utilities Corp. ........... 60
33,223
National Fuel Gas Co. .............. 2,013
329
New Jersey Resources Corp. .......... 16
3,451
ONE Gas, Inc. .................... 257
1,094
Southwest Gas Holdings, Inc. ......... 81
2,134
UGI Corp. ....................... 53
2,657
Ground Transportation — 1.27%
168
ArcBest Corp. .................... 18
128,274
CSX Corp. ....................... 4,429
6,621
Knight-Swift Transportation Holdings, Inc. 357

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
1,274
Landstar System, Inc. ............... $ 241
5,345
Norfolk Southern Corp. ............. 1,328
3,682
Old Dominion Freight Line, Inc. ....... 731
1,886
RXO, Inc.(a) ..................... 53
62,802
Uber Technologies, Inc.(a) ........... 4,720
1,243
U-Haul Holding Co.(a) .............. 96
11,187
U-Haul Holding Co. ................ 805
42,704
Union Pacific Corp. ................ 10,527
23,305
Health Care Equipment & Supplies — 2.18%
82,859
Abbott Laboratories ................ 9,447
5,533
Align Technology, Inc.(a) ............ 1,407
694
Axonics, Inc.(a) ................... 48
10,657
Baxter International, Inc. ............ 405
9,596
Becton Dickinson & Co. ............. 2,314
10,892
Boston Scientific Corp.(a) ............ 913
42
CONMED Corp. .................. 3
799
CVRx, Inc.(a) .................... 7
5,314
Dexcom, Inc.(a) ................... 356
25,361
Edwards Lifesciences Corp.(a) ........ 1,674
960
Embecta Corp. .................... 14
1,648
Enovis Corp.(a) ................... 71
6,535
GE HealthCare Technologies, Inc. ...... 613
698
Glaukos Corp.(a) .................. 91
434
Haemonetics Corp.(a) ............... 35
9,518
ICU Medical, Inc.(a) ............... 1,734
4,343
IDEXX Laboratories, Inc.(a) .......... 2,194
883
Inspire Medical Systems, Inc.(a) ....... 186
1,118
Insulet Corp.(a) ................... 260
479
Integer Holdings Corp.(a) ............ 62
19,494
Intuitive Surgical, Inc.(a) ............ 9,576
933
iRhythm Technologies, Inc.(a) ......... 69
511
Lantheus Holdings, Inc.(a) ........... 56
271
LeMaitre Vascular, Inc. .............. 25
74
Medtronic PLC ................... 7
4,151
Merit Medical Systems, Inc.(a) ........ 410
4,795
Neogen Corp.(a) .................. 81
26,890
Novocure Ltd.(a) .................. 420
1,347
Omnicell, Inc.(a) .................. 59
49,211
OraSure Technologies, Inc.(a) ......... 210
549
OrthoPediatrics Corp.(a) ............. 15
1,434
Penumbra, Inc.(a) .................. 279
4,072
ResMed, Inc. ..................... 994
1,272
STAAR Surgical Co.(a) ............. 47
1,498
STERIS PLC ..................... 363
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
9,642
Stryker Corp. ..................... $ 3,483
19,385
Tactile Systems Technology, Inc.(a) ..... 283
23,899
Tandem Diabetes Care, Inc.(a) ......... 1,014
2,516
The Cooper Cos., Inc.(a) ............. 278
693
TransMedics Group, Inc.(a) ........... 109
3,346
Zimmer Biomet Holdings, Inc. ........ 361
7,594
Zimvie, Inc.(a) .................... 121
40,094
Health Care Providers & Services — 2.43%
25,068
Acadia Healthcare Co., Inc.(a) ......... 1,590
158
Addus HomeCare Corp.(a) ........... 21
3,253
Astrana Health, Inc.(a) .............. 188
3,127
Cencora, Inc. ..................... 704
25,751
Centene Corp.(a) .................. 1,939
13
Chemed Corp. .................... 8
153
CorVel Corp.(a) ................... 50
36,716
CVS Health Corp. ................. 2,309
9,467
Elevance Health, Inc. ............... 4,923
47
Encompass Health Corp. ............. 5
4,756
HCA Healthcare, Inc. ............... 1,933
3,283
Henry Schein, Inc.(a) ............... 239
2,789
Humana, Inc. ..................... 883
4,083
Labcorp Holdings, Inc. .............. 912
8,667
McKesson Corp. .................. 4,285
992
Molina Healthcare, Inc.(a) ........... 342
717
National HealthCare Corp. ........... 90
2,556
NeoGenomics, Inc.(a) ............... 38
1,813
Option Care Health, Inc.(a) ........... 57
1,478
Owens & Minor, Inc.(a) ............. 23
3,683
Patterson Cos., Inc. ................ 80
10,773
Quest Diagnostics, Inc. .............. 1,673
2,950
RadNet, Inc.(a) ................... 205
1,380
Select Medical Holdings Corp. ........ 48
3,135
Solventum Corp.(a) ................ 219
1,068
Surgery Partners, Inc.(a) ............. 34
2,414
Tenet Healthcare Corp.(a) ............ 401
11,241
The Cigna Group .................. 3,894
195
The Ensign Group, Inc. .............. 28
1,540
The Joint Corp.(a) ................. 18
30,102
UnitedHealth Group, Inc. ............ 17,599
44,738
Health Care REITs — 0.46%
8,558
CareTrust REIT, Inc. ............... 264
6,912
Global Medical REIT, Inc. ........... 68

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care REITs (continued)
174,195
Healthcare Realty Trust, Inc. .......... $ 3,162
686
National Health Investors, Inc. ........ 58
36,358
Omega Healthcare Investors, Inc. ...... 1,480
6,550
Sabra Health Care REIT, Inc. ......... 122
1,247
Universal Health Realty Income Trust ... 57
40,605
Ventas, Inc. ...................... 2,604
5,701
Welltower, Inc. .................... 730
8,545
Health Care Technology — 0.18%
1,740
Evolent Health, Inc., Class - A(a) ....... 49
2,266
OptimizeRx Corp.(a) ............... 17
1,615
Phreesia, Inc.(a) ................... 37
9,828
Schrodinger, Inc.(a) ................ 182
14,457
Veeva Systems, Inc., Class - A(a) ....... 3,035
3,320
Hotel & Resort REITs — 0.05%
4,816
Chatham Lodging Trust ............. 41
9,262
DiamondRock Hospitality Co. ......... 81
24,850
Park Hotels & Resorts, Inc. ........... 351
1,105
Pebblebrook Hotel Trust ............. 15
6,433
RLJ Lodging Trust ................. 59
1,766
Ryman Hospitality Properties, Inc. ...... 189
7,641
Summit Hotel Properties, Inc. ......... 52
4,401
Sunstone Hotel Investors, Inc. ......... 45
1,773
Xenia Hotels & Resorts, Inc. .......... 26
859
Hotels, Restaurants & Leisure — 2.01%
12,752
Airbnb, Inc., Class - A(a) ............ 1,617
162
BJ's Restaurants, Inc.(a) ............. 5
805
Bloomin' Brands, Inc. ............... 13
1,179
Booking Holdings, Inc. .............. 4,966
3,538
Boyd Gaming Corp. ................ 229
8,191
Caesars Entertainment, Inc.(a) ......... 342
31,802
Carnival Corp.(a) .................. 588
28,900
Chipotle Mexican Grill, Inc.(a) ........ 1,665
1,046
Choice Hotels International, Inc.^ ...... 136
398
Chuy's Holdings, Inc.(a) ............. 15
2,249
Darden Restaurants, Inc. ............. 369
1,221
Dave & Buster's Entertainment, Inc.(a) .. 42
23,594
DraftKings, Inc.(a) ................. 925
2,169
First Watch Restaurant Group, Inc.(a) ... 34
3,564
Full House Resorts, Inc.(a) ........... 18
428
Golden Entertainment, Inc. ........... 14
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
1,218
Hilton Grand Vacations, Inc.(a) ........ $ 44
148
Hilton Worldwide Holdings, Inc. ....... 34
3,826
Hyatt Hotels Corp., Class - A ......... 582
999
Light & Wonder, Inc.(a) ............. 91
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 36
13,101
Marriott International, Inc., Class - A .... 3,257
20,166
McDonald's Corp. ................. 6,141
217
Monarch Casino & Resort, Inc. ........ 17
51,410
Norwegian Cruise Line Holdings Ltd.(a) . 1,054
731
Papa John's International, Inc. ......... 39
3,005
Planet Fitness, Inc., Class - A(a) ....... 244
3,075
PlayAGS, Inc.(a) .................. 35
16,947
Royal Caribbean Cruises Ltd. ......... 3,006
507
Seaport Entertainment Group, Inc.(a) .... 14
113,554
Starbucks Corp. ................... 11,070
5,395
Super Group SGHC Ltd. ............. 20
581
Texas Roadhouse, Inc. .............. 103
1,001
Vail Resorts, Inc. .................. 174
36,939
Household Durables — 0.42%
201
Cavco Industries, Inc.(a) ............. 86
844
Century Communities, Inc. ........... 87
1,030
Champion Homes, Inc.(a) ............ 98
3,443
D.R. Horton, Inc. .................. 657
4,095
Dream Finders Homes, Inc., Class - A(a) . 148
5,591
Garmin Ltd. ...................... 984
891 Hamilton Beach Brands Holding Co., Class
- A ........................ 27
705
Legacy Housing Corp.(a) ............ 19
6,964
Lennar Corp., Class - A .............. 1,306
83
Lennar Corp., Class - B ............. 14
748
LGI Homes, Inc.(a) ................ 89
2,390
M/I Homes, Inc.(a) ................. 410
1,111
Meritage Homes Corp. .............. 228
4,132
PulteGroup, Inc. ................... 593
3,670
Sonos, Inc.(a) .................... 45
17,676
Toll Brothers, Inc. ................. 2,731
2,166
Tri Pointe Homes, Inc.(a) ............ 98
4,186
Vizio Holding Corp., Class - A(a) ...... 47
1,868
Worthington Enterprises, Inc. ......... 77
7,744
Household Products — 1.20%
2,670
BJ's Wholesale Club Holdings, Inc.(a) ... 220
1,892
Central Garden & Pet Co.(a) .......... 69

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Products (continued)
1,710
Central Garden & Pet Co., Class - A(a) .. $ 54
6,339
Church & Dwight Co., Inc. ........... 664
9,514
Colgate-Palmolive Co. .............. 988
23,369
Kimberly-Clark Corp. ............... 3,325
1,019
Oil-Dri Corp. of America ............ 70
3,772
The Clorox Co. ................... 614
92,793
The Procter & Gamble Co. ........... 16,072
61
WD-40 Co. ...................... 16
22,092
Independent Power and Renewable Electricity Producers
— 0.35%
1,499
Clearway Energy, Inc., Class - C ....... 46
4,109
Ormat Technologies, Inc. ............ 316
51,268
Vistra Corp. ...................... 6,077
6,439
Industrial Conglomerates — 0.61%
12,543
3M Co. ......................... 1,715
1,120
Brookfield Business Corp., Class - A .... 28
19,608
General Electric Co. ................ 3,698
28,328
Honeywell International, Inc. ......... 5,855
11,296
Industrial REITs — 0.21%
11,771
Americold Realty Trust, Inc. .......... 333
1,133
EastGroup Properties, Inc. ........... 212
875
Innovative Industrial Properties, Inc. .... 118
3,696
Plymouth Industrial REIT, Inc. ........ 84
20,968
Prologis, Inc. ..................... 2,647
6,543
Rexford Industrial Realty, Inc. ......... 329
2,707
STAG Industrial, Inc. ............... 106
3,829
Insurance — 2.32%
33,180
Aflac, Inc. ....................... 3,709
689
Ambac Financial Group, Inc.(a) ....... 8
8,552
Aon PLC, Class - A ................ 2,959
1,831
Arthur J. Gallagher & Co. ............ 515
1,195
Assurant, Inc. .................... 238
36,463
Axis Capital Holdings Ltd. ........... 2,903
1,709
Brown & Brown, Inc. ............... 177
11,297
Chubb Ltd. ...................... 3,257
3,252
Cincinnati Financial Corp. ........... 443
3,379
CNO Financial Group, Inc. ........... 119
658
Enstar Group Ltd.(a) ............... 212
35
Everest Group Ltd. ................. 14
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
52,976
Fidelity National Financial, Inc. ....... $ 3,287
7,019
Genworth Financial, Inc.(a) ........... 48
3,462
Goosehead Insurance, Inc., Class - A(a) .. 309
3,604
Horace Mann Educators Corp. ......... 126
562
Kinsale Capital Group, Inc. ........... 262
65,113
Lincoln National Corp. .............. 2,052
14,422
Marsh & McLennan Cos., Inc. ........ 3,216
26,353
MetLife, Inc. ..................... 2,174
7,077
Old Republic International Corp. ....... 251
22,534
Principal Financial Group, Inc. ........ 1,936
11,007
Prudential Financial, Inc. ............ 1,333
7,591
Reinsurance Group of America, Inc. .... 1,654
3,014
RenaissanceRe Holdings Ltd. ......... 821
372
Selective Insurance Group, Inc. ........ 35
3,408
Stewart Information Services Corp. ..... 255
26,534
The Allstate Corp. ................. 5,031
8,510
The Progressive Corp. .............. 2,159
6,974
The Travelers Cos., Inc. ............. 1,633
621
Trupanion, Inc.(a) ................. 26
17,476
Unum Group ..................... 1,039
9,301
W.R. Berkley Corp. ................ 528
42,729
Interactive Media & Services — 6.53%
223,725
Alphabet, Inc., Class - A ............. 37,105
228,957
Alphabet, Inc., Class - C ............. 38,280
1,296
Cargurus, Inc.(a) .................. 39
845
Cars.com, Inc.(a) .................. 14
8,368
IAC, Inc.(a) ...................... 450
1,412
Match Group, Inc.(a) ............... 53
76,855
Meta Platforms, Inc., Class - A ........ 43,996
8,634
Nextdoor Holdings, Inc.(a) ........... 21
14,331
TrueCar, Inc.(a) ................... 49
6,760
Yelp, Inc.(a) ...................... 237
120,244
IT Services — 0.74%
15,185
Accenture PLC, Class - A ............ 5,368
3,168
Akamai Technologies, Inc.(a) ......... 320
4,094 Cognizant Technology Solutions Corp.,
Class - A .................... 316
356
Couchbase, Inc.(a) ................. 6
1,369
DigitalOcean Holdings, Inc.(a) ........ 55
8,471
EPAM Systems, Inc.(a) .............. 1,686
13,957
GoDaddy, Inc., Class - A(a) ........... 2,188
1,737
Grid Dynamics Holdings, Inc.(a) ....... 24

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
IT Services (continued)
2,117
International Business Machines Corp. ... $ 468
32,062
Okta, Inc.(a) ..................... 2,383
1,074
Perficient, Inc.(a) .................. 81
135
The Hackett Group, Inc. ............. 4
4,247
VeriSign, Inc.(a) ................... 807
13,706
Leisure Products — 0.05%
324
American Outdoor Brands, Inc.(a) ...... 3
1,780
Brunswick Corp. .................. 149
1,159
Hasbro, Inc. ...................... 84
356
MasterCraft Boat Holdings, Inc.(a) ..... 6
14,953
Mattel, Inc.(a) .................... 285
4,698
Polaris, Inc. ...................... 391
1,298
Smith & Wesson Brands, Inc. ......... 17
1,148
Topgolf Callaway Brands Corp.(a) ...... 13
1,461
YETI Holdings, Inc.(a) .............. 60
1,008
Life Sciences Tools & Services — 1.13%
4,371
Agilent Technologies, Inc. ............ 649
75
Azenta, Inc.(a) .................... 4
398
Bio-Rad Laboratories, Inc., Class - A(a) .. 133
4,564
Bio-Techne Corp. .................. 365
1,836
Bruker Corp. ..................... 127
438 Charles River Laboratories International,
Inc.(a) ...................... 86
6,376
Cytek Biosciences, Inc.(a) ............ 35
15,219
Danaher Corp. .................... 4,231
4,083
Fortrea Holdings, Inc.(a) ............. 82
710
IQVIA Holdings, Inc.(a) ............. 168
599
Medpace Holdings, Inc.(a) ........... 200
3,554
Mettler-Toledo International, Inc.(a) .... 5,330
2,268
QIAGEN N.V.(a) .................. 103
493
Repligen Corp.(a) .................. 73
724
Revvity, Inc. ..................... 92
13,024
Thermo Fisher Scientific, Inc. ......... 8,057
3,017
Waters Corp.(a) ................... 1,086
20,821
Machinery — 1.82%
11,054
AGCO Corp. ..................... 1,082
183
Alamo Group, Inc. ................. 33
1,311
Albany International Corp. ........... 116
1,637
Astec Industries, Inc. ............... 52
3,801
Barnes Group, Inc. ................. 154
21,751
Caterpillar, Inc. ................... 8,508
Shares Security Description
Value
(000)
Common Stocks (continued)
Machinery (continued)
1,248
Chart Industries, Inc.(a) ............. $ 155
2,711
Columbus McKinnon Corp. .......... 98
5,428
Cummins, Inc. .................... 1,758
4,840
Deere & Co. ..................... 2,020
53
Donaldson Co., Inc. ................ 4
8,121
Dover Corp. ...................... 1,557
220
Enpro, Inc. ...................... 36
1,648
Esab Corp. ....................... 175
1,328
ESCO Technologies, Inc. ............ 171
1,773
Federal Signal Corp. ................ 166
5,857
Fortive Corp. ..................... 462
141
Franklin Electric Co., Inc. ............ 15
1,569
Graco, Inc. ...................... 137
2,528
Helios Technologies, Inc. ............ 121
2,739
Hillman Solutions Corp.(a) ........... 29
2,539
IDEX Corp. ...................... 545
8,257
Illinois Tool Works, Inc. ............. 2,164
13,883
Ingersoll Rand, Inc. ................ 1,363
2,518
ITT, Inc. ........................ 376
819
John Bean Technologies Corp. ......... 81
226
Kadant, Inc. ...................... 76
1,329
Kennametal, Inc. .................. 34
771
Lincoln Electric Holdings, Inc. ........ 148
236
Mueller Industries, Inc. .............. 17
16,478
Mueller Water Products, Inc., Class - A .. 358
1,750
Nordson Corp. .................... 460
17,109
Oshkosh Corp. .................... 1,714
16,233
Otis Worldwide Corp. ............... 1,687
1,746
Parker-Hannifin Corp. .............. 1,103
21
RBC Bearings, Inc.(a) .............. 6
1,356
SPX Technologies, Inc.(a) ............ 216
948
Standex International Corp. ........... 173
2,819
Tennant Co. ...................... 271
2,067
Terex Corp. ...................... 109
1,276
The Gorman-Rupp Co. .............. 50
2,085
The Greenbrier Cos., Inc. ............ 106
11,372
The Middleby Corp.(a) .............. 1,582
5,021
The Shyft Group, Inc. ............... 63
2,490
The Timken Co. ................... 210
927
The Toro Co. ..................... 80
16,476
Westinghouse Air Brake Technologies Corp. 2,995
4,923
Xylem, Inc. ...................... 665
33,501
Marine Transportation — 0.03%
8,479
Costamare, Inc. ................... 133

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Marine Transportation (continued)
2,101
Kirby Corp.(a) .................... $ 258
1,166
Matson, Inc. ..................... 166
557
Media — 0.45%
5,957
Advantage Solutions, Inc.(a) .......... 20
84,982
Comcast Corp., Class - A ............ 3,551
4,889
Fox Corp., Class - A ................ 207
15,050
Integral Ad Science Holding Corp.(a) .... 163
3,824
Magnite, Inc.(a) ................... 53
8,724
Omnicom Group, Inc. ............... 902
1,827
Scholastic Corp. ................... 58
2,249
TEGNA, Inc. ..................... 35
31,882
The Interpublic Group of Cos., Inc. ..... 1,008
21,211
The Trade Desk, Inc., Class - A(a) ...... 2,326
1,572
Townsquare Media, Inc., Class - A ...... 16
8,339
Metals & Mining — 0.38%
50,866
Alcoa Corp. ...................... 1,961
1,094
Arch Resources, Inc. ............... 151
17,375
ATI, Inc.(a) ...................... 1,163
1,962
Carpenter Technology Corp. .......... 313
5,219
Coeur Mining, Inc.(a) ............... 36
759
Haynes International, Inc. ............ 45
9,750
Hecla Mining Co. .................. 65
1,828
Kaiser Aluminum Corp. ............. 133
360
Materion Corp. ................... 40
5,772
Metallus, Inc.(a) ................... 86
18,550
Newmont Corp. ................... 991
8,225
Nucor Corp. ...................... 1,237
2,916
Ryerson Holding Corp. .............. 58
1,912
Steel Dynamics, Inc. ................ 241
12,963
United States Steel Corp. ............ 458
137
Warrior Met Coal, Inc. .............. 9
1,868
Worthington Steel, Inc. .............. 64
7,051
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
9,107
ARMOUR Residential REIT, Inc. ...... 186
404
Sunrise Realty Trust, Inc. ............ 6
192
Mortgage Real Estate Investment Trusts (REITs)
— 0.22%
1,212
AFC Gamma, Inc. ................. 12
Shares Security Description
Value
(000)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)
(continued)
18,648
Annaly Capital Management, Inc. ...... $ 374
17,446
Arbor Realty Trust, Inc.^ ............ 271
7,810
BrightSpire Capital, Inc. ............. 44
1,691
Dynex Capital, Inc. ................ 22
8,746
Ellington Financial, Inc. ............. 113
13,981
PennyMac Mortgage Investment Trust ... 199
225,619
Rithm Capital Corp. ................ 2,562
20,515
Starwood Property Trust, Inc. ......... 418
3,045
Two Harbors Investment Corp. ........ 42
4,057
Multi-Utilities — 0.57%
2,674
Ameren Corp. .................... 234
5,156
Black Hills Corp. .................. 315
84,210
CenterPoint Energy, Inc. ............. 2,478
1,937
CMS Energy Corp. ................. 137
1,642
Consolidated Edison, Inc. ............ 171
1,144
Dominion Energy, Inc. .............. 66
16,840
DTE Energy Co. .................. 2,162
72,854
NiSource, Inc. .................... 2,525
5,865
Public Service Enterprise Group, Inc. .... 523
1,902
Sempra ......................... 159
847
Unitil Corp. ...................... 51
17,371
WEC Energy Group, Inc. ............ 1,671
10,492
Office REITs — 0.08%
2,446
COPT Defense Properties ............ 74
5,145
Douglas Emmett, Inc. ............... 90
15,245
Easterly Government Properties, Inc. .... 207
30,614
Highwoods Properties, Inc. ........... 1,027
3,013
Paramount Group, Inc. .............. 15
7,836
Piedmont Office Realty Trust, Inc., Class - A 79
378
SL Green Realty Corp. .............. 26
1,518
Oil, Gas & Consumable Fuels — 3.16%
74,539
Antero Midstream Corp. ............. 1,122
3,497
Antero Resources Corp.(a) ........... 100
2,300
California Resources Corp. ........... 121
7,263
Cheniere Energy, Inc. ............... 1,306
19,851
Chevron Corp. .................... 2,923
8,222
CNX Resources Corp.(a) ............ 268
23,646
Comstock Resources, Inc. ............ 263
29,445
ConocoPhillips ................... 3,100
2,431
CONSOL Energy, Inc. .............. 254

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
63,641
Coterra Energy, Inc. ................ $ 1,524
3,996
Crescent Energy Co., Class - A ........ 44
5,132
Delek US Holdings, Inc. ............. 96
110,190
Devon Energy Corp. ................ 4,311
2,880
DHT Holdings, Inc. ................ 32
8,419
DT Midstream, Inc. ................ 662
6,443
Encore Energy Corp.(a) ............. 26
3,995
EOG Resources, Inc. ............... 491
30,723
EQT Corp. ....................... 1,126
2,821
Evolution Petroleum Corp. ........... 15
3,921
Excelerate Energy, Inc., Class - A ...... 86
89,877
Exxon Mobil Corp. ................ 10,536
2,312
Golar LNG Ltd. ................... 85
2,159
Gulfport Energy Corp.(a) ............ 327
16,993
Hess Corp. ....................... 2,308
635
International Seaways, Inc. ........... 33
161,493
Kinder Morgan, Inc. ................ 3,567
4,980
Kinetik Holdings, Inc. .............. 225
20,751
Kosmos Energy Ltd.(a) .............. 84
114,575
Marathon Oil Corp. ................ 3,051
11,538
Marathon Petroleum Corp. ........... 1,880
268
Matador Resources Co. .............. 13
13,648
Navigator Holdings Ltd. ............. 219
2,578
Nordic American Tankers Ltd. ......... 9
26,124
Occidental Petroleum Corp. .......... 1,346
20,345
ONEOK, Inc. ..................... 1,854
3,747
Ovintiv, Inc. ..................... 144
1,094
Peabody Energy Corp. .............. 29
14,968
Permian Resources Corp. ............ 204
97,297
Range Resources Corp. .............. 2,993
156
REX American Resources Corp.(a) ..... 7
588
Scorpio Tankers, Inc. ............... 42
9,204
SFL Corp. Ltd. .................... 106
9,986
Sitio Royalties Corp., Class - A ........ 208
419
SM Energy Co. ................... 17
27,296
Southwestern Energy Co.(a) .......... 194
35,548
Targa Resources Corp. .............. 5,261
114,739
The Williams Cos., Inc. ............. 5,238
4,793
Uranium Energy Corp.(a) ............ 30
2,242
Valero Energy Corp. ................ 303
2,011
Vitesse Energy, Inc. ................ 48
1,925
World Kinect Corp. ................ 60
58,291
Shares Security Description
Value
(000)
Common Stocks (continued)
Paper & Forest Products — 0.01%
1,680
Sylvamo Corp. .................... $ 144
Passenger Airlines — 0.10%
10,129
Alaska Air Group, Inc.(a) ............ 458
8,991
Blade Air Mobility, Inc.(a) ........... 26
11,473 Controladora Vuela Cia de Aviacion SAB de
CV, ADR(a) .................. 73
2,097
Copa Holdings SA, Class - A .......... 197
18,665
Delta Air Lines, Inc. ................ 948
7,362
Frontier Group Holdings, Inc.(a) ....... 39
5,665
JetBlue Airways Corp.(a) ............ 37
1,778
Personal Care Products — 0.07%
692
BellRing Brands, Inc.(a) ............. 42
3,023
e.l.f. Beauty, Inc.(a) ................ 330
853
Inter Parfums, Inc. ................. 110
7,871
The Estee Lauder Cos., Inc. .......... 785
1,267
Pharmaceuticals — 3.64%
5,164
Amphastar Pharmaceuticals, Inc.(a) ..... 251
286
ANI Pharmaceuticals, Inc.(a) ......... 17
2,745
Arvinas, Inc.(a) ................... 68
876
Axsome Therapeutics, Inc.(a) ......... 79
1,709
Collegium Pharmaceutical, Inc.(a) ...... 66
551
Corcept Therapeutics, Inc.(a) ......... 26
36,706
Eli Lilly & Co. .................... 32,519
1,228
Harrow, Inc.(a) .................... 55
2,106
Intra-Cellular Therapies, Inc.(a) ........ 154
76,106
Johnson & Johnson ................ 12,334
114,005
Merck & Co., Inc. ................. 12,946
44,321
Novo Nordisk A/S, ADR ............. 5,277
3,348
Organon & Co. ................... 64
64,849
Pfizer, Inc. ....................... 1,877
3,964
Pliant Therapeutics, Inc.(a) ........... 44
1,583
Prestige Consumer Healthcare, Inc.(a) ... 114
803
Supernus Pharmaceuticals, Inc.(a) ...... 25
19,928
Viatris, Inc. ...................... 231
4,740
Zoetis, Inc. ...................... 926
67,073
Professional Services — 1.03%
9,355
Alight, Inc., Class - A(a) ............. 69
717
Amentum Holdings, Inc.(a) ........... 23
917
ASGN, Inc.(a) .................... 85
3,150
Asure Software, Inc.(a) .............. 29

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
38,343
Automatic Data Processing, Inc. ....... $ 10,611
2,812
Barrett Business Services, Inc. ........ 105
62
Booz Allen Hamilton Holding Corp. .... 10
1,815
CBIZ, Inc.(a) ..................... 122
34
Concentrix Corp. .................. 2
10,305
Conduent, Inc.(a) .................. 42
3,434
Equifax, Inc. ..................... 1,009
2,570
ExlService Holdings, Inc.(a) .......... 98
846
Exponent, Inc. .................... 98
1,713
First Advantage Corp.(a) ............. 34
217
Huron Consulting Group, Inc.(a) ....... 24
587
ICF International, Inc. .............. 98
717
Jacobs Solutions, Inc. ............... 94
3,378
KBR, Inc. ....................... 220
732
Kelly Services, Inc., Class - A ......... 16
1,998
Korn Ferry ...................... 150
1,829
Leidos Holdings, Inc. ............... 298
979
Maximus, Inc. .................... 91
6,910
Paychex, Inc. ..................... 927
8,321
Paycom Software, Inc. .............. 1,386
825
Robert Half, Inc. .................. 56
1,018
Science Applications International Corp. . 142
1,391
SS&C Technologies Holdings, Inc. ..... 103
1,863
Sterling Check Corp.(a) ............. 31
1,649
Upwork, Inc.(a) ................... 17
10,910
Verisk Analytics, Inc. ............... 2,923
18,913
Real Estate Management & Development — 0.20%
683
BBX Capital, Inc.(a) ................ 5
2,963
CBRE Group, Inc., Class - A(a) ........ 369
29,830
CoStar Group, Inc.(a) ............... 2,250
2,627
Cushman & Wakefield PLC(a) ........ 36
2,814
DigitalBridge Group, Inc. ............ 40
574
Forestar Group, Inc.(a) .............. 19
4,563
Howard Hughes Holdings, Inc.(a) ...... 353
2,009
Jones Lang LaSalle, Inc.(a) ........... 542
2,030
Marcus & Millichap, Inc. ............ 80
3,583
Newmark Group, Inc., Class - A ....... 56
3,750
Residential REITs — 0.17%
3,688
American Homes 4 Rent, Class - A ..... 142
2,230 Apartment Investment and Management
Co.(a) ...................... 20
7,024
Camden Property Trust .............. 867
Shares Security Description
Value
(000)
Common Stocks (continued)
Residential REITs (continued)
1,553
Elme Communities ................. $ 27
3,730
Equity LifeStyle Properties, Inc. ....... 266
507
Essex Property Trust, Inc. ............ 150
4,659
Independence Realty Trust, Inc. ........ 96
10,627
Invitation Homes, Inc. .............. 375
2,029
Mid-America Apartment Communities, Inc. 322
5,481
NexPoint Residential Trust, Inc. ....... 241
1,913
Sun Communities, Inc. .............. 259
4,609
UDR, Inc. ....................... 209
3,691
UMH Properties, Inc. ............... 73
3,365
Veris Residential, Inc. ............... 60
3,107
Retail REITs — 0.25%
27,975
Brixmor Property Group, Inc. ......... 779
1,385
Federal Realty Investment Trust ....... 159
533
Getty Realty Corp. ................. 17
4,895
InvenTrust Properties Corp. .......... 139
3,897
Kite Realty Group Trust ............. 104
2,113
NETSTREIT Corp. ................ 35
19,277
Realty Income Corp. ............... 1,224
13,357
SITE Centers Corp.(a) .............. 808
11,883
Tanger, Inc. ...................... 394
43,161
The Macerich Co. ................. 787
3,762
Urban Edge Properties .............. 80
4,526
Semiconductors & Semiconductor Equipment — 10.09%
1,045
ACM Research, Inc., Class - A(a) ...... 21
91,591
Advanced Micro Devices, Inc.(a) ....... 15,028
485
Alpha & Omega Semiconductor Ltd.(a) .. 18
451
Ambarella, Inc.(a) ................. 25
3,622
Amkor Technology, Inc. ............. 111
12,594
Analog Devices, Inc. ............... 2,899
27,360
Applied Materials, Inc. .............. 5,528
3,238
ASML Holding N.V., NYS ........... 2,698
152,332
Broadcom, Inc. ................... 26,277
55
Cirrus Logic, Inc.(a) ................ 7
1,496
Credo Technology Group Holding Ltd.(a) 46
580
Diodes, Inc.(a) .................... 37
4,234
First Solar, Inc.(a) ................. 1,056
3,557
FormFactor, Inc.(a) ................ 164
2,669
Ichor Holdings Ltd.(a) .............. 85
188
Impinj, Inc.(a) .................... 41
118,476
Intel Corp. ....................... 2,779
1,378
KLA Corp. ...................... 1,067

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
1,659
Lam Research Corp. ................ $ 1,354
684
Lattice Semiconductor Corp.(a) ........ 36
8,316 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 925
34,215
Marvell Technology, Inc. ............ 2,468
3,708
Microchip Technology, Inc. ........... 298
12,405
Micron Technology, Inc. ............. 1,287
624
MKS Instruments, Inc. .............. 68
852,380
NVIDIA Corp. .................... 103,514
3,257
ON Semiconductor Corp.(a) .......... 236
631
Onto Innovation, Inc.(a) ............. 131
2,203
Power Integrations, Inc. ............. 141
2,201
Qorvo, Inc.(a) .................... 227
37,361
QUALCOMM, Inc. ................ 6,353
1,083
Silicon Laboratories, Inc.(a) .......... 125
3,842
Skyworks Solutions, Inc. ............ 379
799
Synaptics, Inc.(a) .................. 62
40,901
Texas Instruments, Inc. .............. 8,449
2,391
Ultra Clean Holdings, Inc.(a) ......... 95
8,143
Universal Display Corp. ............. 1,709
661
Veeco Instruments, Inc.(a) ............ 22
185,766
Software — 10.75%
1,931
ACI Worldwide, Inc.(a) ............. 98
21,800
Adobe, Inc.(a) .................... 11,288
1,294
Agilysys, Inc.(a) .................. 141
416
Alarm.com Holdings, Inc.(a) .......... 23
1,591
Alkami Technology, Inc.(a) ........... 50
829
Altair Engineering, Inc., Class - A(a) .... 79
1,974
ANSYS, Inc.(a) ................... 629
289
Appfolio, Inc., Class - A(a) ........... 68
908
Atlassian Corp., Class - A(a) .......... 144
10,190
Autodesk, Inc.(a) .................. 2,807
6,689
AvePoint, Inc.(a) .................. 79
211
Blackbaud, Inc.(a) ................. 18
1,089
Box, Inc., Class - A(a) .............. 36
9,731
Cadence Design Systems, Inc.(a) ....... 2,637
2,611
Clear Secure, Inc., Class - A .......... 87
574
CommVault Systems, Inc.(a) .......... 88
1,270
Corpay, Inc.(a) .................... 397
9,116
Crowdstrike Holdings, Inc., Class - A(a) . 2,557
313
Digimarc Corp.(a) ................. 8
546
Dolby Laboratories, Inc., Class - A ..... 42
1,569
Envestnet, Inc.(a) .................. 98
3,738
EverCommerce, Inc.(a) .............. 39
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
6,515
Fortinet, Inc.(a) ................... $ 505
846
Guidewire Software, Inc.(a) .......... 155
1,928
HubSpot, Inc.(a) .................. 1,025
3,676
InterDigital, Inc. .................. 521
5,422
Intuit, Inc. ....................... 3,367
1,284
LiveRamp Holdings, Inc.(a) .......... 32
23,134
Manhattan Associates, Inc.(a) ......... 6,509
3,930
MARA Holdings, Inc.(a) ............. 64
6,497
Matterport, Inc.(a) ................. 29
2,965
Meridianlink, Inc.(a) ............... 61
270,949
Microsoft Corp. ................... 116,588
7,220
MicroStrategy, Inc.(a) ............... 1,217
16,199
N-able, Inc.(a) .................... 212
55,831
NextNav, Inc.(a) ................... 418
88,177
Oracle Corp. ..................... 15,025
3,142
Palo Alto Networks, Inc.(a) ........... 1,074
647
PowerSchool Holdings, Inc.(a) ........ 15
939
Progress Software Corp. ............. 63
868
PTC, Inc.(a) ...................... 157
680
Qualys, Inc.(a) .................... 87
11,757
Riot Platforms, Inc.(a) .............. 87
2,517
Roper Technologies, Inc. ............. 1,401
55,258
Salesforce, Inc. ................... 15,125
3,998
Sapiens International Corp. N.V. ....... 149
12,434
ServiceNow, Inc.(a) ................ 11,121
831
SPS Commerce, Inc.(a) .............. 161
819
Synopsys, Inc.(a) .................. 415
908
Tenable Holdings, Inc.(a) ............ 37
408
Varonis Systems, Inc.(a) ............. 23
18,867
Weave Communications, Inc.(a) ....... 241
566
Workday, Inc., Class - A(a) ........... 138
1,438
Workiva, Inc.(a) ................... 114
21,286
Zeta Global Holdings Corp., Class - A(a) . 635
198,184
Specialized REITs — 0.88%
6,093
American Tower Corp. .............. 1,417
2,473
Crown Castle, Inc. ................. 293
5,913
CubeSmart ...................... 318
9,861
Digital Realty Trust, Inc. ............. 1,596
10,258
Equinix, Inc. ..................... 9,106
5,142
Extra Space Storage, Inc. ............ 927
3,782
Farmland Partners, Inc. .............. 40
7,180
Four Corners Property Trust, Inc. ....... 210
5,259
Iron Mountain, Inc. ................ 625
846
Lamar Advertising Co., Class - A ....... 113

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
1,574
National Storage Affiliates Trust ....... $ 76
6,761
Outfront Media, Inc. ................ 124
1,185
PotlatchDeltic Corp. ................ 53
2,688
Public Storage .................... 978
4,581
Safehold, Inc. .................... 120
8,362
VICI Properties, Inc. ............... 279
16,275
Specialty Retail — 2.64%
670
Academy Sports & Outdoors, Inc. ...... 39
1,447
American Eagle Outfitters, Inc. ........ 32
619
AutoZone, Inc.(a) .................. 1,950
6,524
Bath & Body Works, Inc. ............ 208
13,639
Best Buy Co., Inc. ................. 1,409
3,328
Boot Barn Holdings, Inc.(a) .......... 557
376
Burlington Stores, Inc.(a) ............ 99
4,609
Dick's Sporting Goods, Inc. ........... 962
9,726
Floor & Decor Holdings, Inc., Class - A(a) 1,208
1,555
Foot Locker, Inc. .................. 40
1,806
Genesco, Inc.(a) ................... 49
1,362
Guess?, Inc. ...................... 27
42,417
Lowe's Cos., Inc. .................. 11,490
4,016
O'Reilly Automotive, Inc.(a) .......... 4,625
3,973
Revolve Group, Inc.(a) .............. 98
231
RH(a) .......................... 77
9,045
Ross Stores, Inc. .................. 1,361
1,809
Sally Beauty Holdings, Inc.(a) ......... 25
158
Signet Jewelers Ltd. ................ 16
389
The Buckle, Inc. ................... 17
27,689
The Home Depot, Inc. .............. 11,221
1,585
The ODP Corp.(a) ................. 47
88,030
The TJX Cos., Inc. ................. 10,347
10,683
Tile Shop Holdings, Inc.(a) ........... 70
3,315
Tractor Supply Co. ................. 964
1,253
Ulta Beauty, Inc.(a) ................ 488
5,911
Upbound Group, Inc. ............... 189
2,174
Victoria's Secret & Co.(a) ............ 56
6,032
Williams-Sonoma, Inc. .............. 934
48,605
Technology Hardware, Storage & Peripherals — 7.16%
549,173
Apple, Inc. ...................... 127,957
83,952
HP, Inc. ......................... 3,011
9,994
Intevac, Inc.(a) .................... 34
2,448
NetApp, Inc. ..................... 302
1,176
Super Micro Computer, Inc.(a) ........ 490
Shares Security Description
Value
(000)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
10,627
Turtle Beach Corp.(a) ............... $ 163
131,957
Textiles, Apparel & Luxury Goods — 0.57%
6,619
Capri Holdings Ltd.(a) .............. 281
47
Columbia Sportswear Co. ............ 4
8,532
Lululemon Athletica, Inc.(a) .......... 2,315
15,785 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 2,425
54,589
NIKE, Inc., Class - B ............... 4,826
1,533
Ralph Lauren Corp. ................ 297
412
Steven Madden Ltd. ................ 20
7,801
Tapestry, Inc. ..................... 366
10,534
Tobacco — 0.26%
36,600
Altria Group, Inc. .................. 1,868
23,833
Philip Morris International, Inc. ........ 2,894
2,563
Vector Group Ltd. ................. 38
4,800
Trading Companies & Distributors — 0.33%
23,095
Air Lease Corp. ................... 1,046
157
Applied Industrial Technologies, Inc. .... 35
5,077
Beacon Roofing Supply, Inc.(a) ........ 439
186
BlueLinx Holdings, Inc.(a) ........... 20
563
Boise Cascade Co. ................. 79
200
DXP Enterprises, Inc.(a) ............. 11
27,876
Fastenal Co. ...................... 1,990
749
McGrath RentCorp ................. 79
22,107
MRC Global, Inc.(a) ................ 282
2,367
Rush Enterprises, Inc., Class - A ....... 125
548
SiteOne Landscape Supply, Inc.(a) ...... 83
1,221
W.W. Grainger, Inc. ................ 1,268
1,130
Watsco, Inc. ...................... 556
6,013
Water Utilities — 0.01%
1,178
American Water Works Co., Inc. ....... 172
4,921
Cadiz, Inc.(a) ..................... 15
1,134
California Water Service Group ........ 61
602
Global Water Resources, Inc. ......... 8
256
Wireless Telecommunication Services — 0.27%
6,927
Telephone and Data Systems, Inc. ...... 161

HC CAPITAL TRUST
The U.S. Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
As of September 30, 2024, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates.
Shares Security Description
Value
(000)
Common Stocks (continued)
Wireless Telecommunication Services (continued)
23,667
T-Mobile US, Inc. ................. $ 4,884
5,045
Total Common Stocks .............. 1,837,817
Contingent Rights — 0.00%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/02/26(a)(b) ... –
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/01/26(a)(b) ................ 1
5,589
Xeris BioPharma Hold CVR, 10/06/49(a)(b) 1
2
Metals & Mining — 0.00%
108,208 Pan American Silver Corp. CVR,
12/31/49(a) .................. 46
Total Contingent Rights ............ 48
Right — 0.00%
Hotels, Restaurants & Leisure — 0.00%
507 Seaport Entertainment Group, Inc.,
10/11/24(a) .................. 1
Total Right ...................... 1
Shares Security Description
Value
(000)
Investment Companies — 0.21%
Domestic Equity Funds — 0.05%
1,900
Vanguard S&P 500 ETF ............. $ 1,003
Money Market Funds — 0.16%
492,988 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 4.75%^^(c) 493
2,380,988 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.90%(c) .................... 2,381
2,874
Total Investment Companies ......... 3,877
Total Investments (cost $563,707) —
99.99% ..................... 1,841,743
Other assets in excess of liabilities —
0.01% ...................... 172
Net Assets - 100.00% $ 1,841,915
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
September 30, 2024.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
18
Shares Security Description
Value
(000)
Common Stocks — 69.53%
Aerospace & Defense — 1.23%
1,650
Axon Enterprise, Inc.(a) ............. $ 659
692
BWX Technologies, Inc. ............. 75
290
Curtiss-Wright Corp. ............... 95
7,982
General Dynamics Corp. ............. 2,412
1,747
HEICO Corp. ..................... 456
2,746
HEICO Corp., Class - A ............. 560
636
Hexcel Corp. ..................... 39
9,037
Howmet Aerospace, Inc. ............. 906
3,708
Huntington Ingalls Industries, Inc. ...... 980
8,165
L3Harris Technologies, Inc. .......... 1,942
81
Loar Holdings, Inc.(a) .............. 6
6,716
Lockheed Martin Corp. .............. 3,927
5,131
Northrop Grumman Corp. ............ 2,710
35,708
RTX Corp. ....................... 4,326
885 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 29
4,561
Textron, Inc. ..................... 404
13,520
The Boeing Co.(a) ................. 2,055
7,834
TransDigm Group, Inc. .............. 11,181
460
Woodward, Inc. ................... 79
32,841
Air Freight & Logistics — 0.21%
8,516
CH Robinson Worldwide, Inc. ......... 940
5,251
Expeditors International of Washington, Inc. 690
5,355
FedEx Corp. ..................... 1,466
884
GXO Logistics, Inc.(a) .............. 46
17,873
United Parcel Service, Inc., Class - B .... 2,436
5,578
Automobile Components — 0.02%
6,162
Aptiv PLC(a) ..................... 443
1,770
BorgWarner, Inc. .................. 64
1,782
Gentex Corp. ..................... 53
446
Lear Corp. ....................... 49
2,587
QuantumScape Corp.(a) ............. 15
624
Automobiles — 1.13%
89,652
Ford Motor Co. ................... 947
26,435
General Motors Co. ................ 1,185
1,020
Harley-Davidson, Inc. .............. 39
5,629
Lucid Group, Inc.(a) ................ 20
18,400
Rivian Automotive, Inc., Class - A(a) .... 207
106,093
Tesla, Inc.(a) ..................... 27,757
392
Thor Industries, Inc. ................ 43
30,198
Banks — 1.40%
160,439
Bank of America Corp. .............. 6,367
848
Bank OZK ....................... 36
Shares Security Description
Value
(000)
Common Stocks (continued)
Banks (continued)
220
BOK Financial Corp. ............... $ 23
43,972
Citigroup, Inc. .................... 2,753
10,845
Citizens Financial Group, Inc. ......... 446
1,570
Columbia Banking System, Inc. ....... 41
991
Comerica, Inc. .................... 59
905
Commerce Bancshares, Inc. .......... 54
442
Cullen/Frost Bankers, Inc. ............ 49
1,073
East West Bancorp, Inc. ............. 89
15,491
Fifth Third Bancorp ................ 663
247
First Citizens BancShares, Inc., Class - A . 454
969
First Hawaiian, Inc. ................ 22
4,262
First Horizon Corp. ................ 66
2,714
FNB Corp. ....................... 38
32,775
Huntington Bancshares, Inc. .......... 482
67,396
JPMorgan Chase & Co. ............. 14,213
20,994
KeyCorp ........................ 352
4,454
M&T Bank Corp. .................. 793
24,448
NU Holdings Ltd., Class - A(a) ........ 334
568
Pinnacle Financial Partners, Inc. ....... 56
534
Popular, Inc. ..................... 54
664
Prosperity Bancshares, Inc. ........... 48
21,506
Regions Financial Corp. ............. 501
1,092
Synovus Financial Corp. ............. 49
380
TFS Financial Corp. ................ 5
9,126
The PNC Financial Services Group, Inc. . 1,687
30,633
Truist Financial Corp. ............... 1,310
36,224
U.S. Bancorp ..................... 1,656
1,311
Webster Financial Corp. ............. 61
80,659
Wells Fargo & Co. ................. 4,556
802
Western Alliance Bancorp ............ 69
499
Wintrust Financial Corp. ............. 54
1,117
Zions Bancorp NA ................. 53
37,493
Beverages — 0.78%
345
Brown-Forman Corp., Class - A ........ 17
18,061
Brown-Forman Corp., Class - B ....... 889
3,743
Celsius Holdings, Inc.(a) ............. 118
46
Coca-Cola Consolidated, Inc. ......... 61
6,483
Constellation Brands, Inc., Class - A .... 1,671
49,649
Keurig Dr Pepper, Inc. .............. 1,861
18,723
Molson Coors Beverage Co., Class - B ... 1,077
26,862
Monster Beverage Corp.(a) ........... 1,402
36,756
PepsiCo, Inc. ..................... 6,249
72
The Boston Beer Co., Inc., Class - A(a) .. 21
105,056
The Coca-Cola Co. ................. 7,547
20,913
Biotechnology — 1.15%
45,677
AbbVie, Inc. ..................... 9,022
3,272
Alnylam Pharmaceuticals, Inc.(a) ...... 900

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Biotechnology (continued)
15,020
Amgen, Inc. ...................... $ 4,840
753
Apellis Pharmaceuticals, Inc.(a) ....... 22
4,670
Biogen, Inc.(a) .................... 905
8,793
BioMarin Pharmaceutical, Inc.(a) ...... 618
4,165
Exact Sciences Corp.(a) ............. 284
2,426
Exelixis, Inc.(a) ................... 63
40,107
Gilead Sciences, Inc. ............... 3,362
202
GRAIL, Inc.(a) ................... 3
15,990
Incyte Corp.(a) .................... 1,056
1,205
Ionis Pharmaceuticals, Inc.(a) ......... 48
7,512
Moderna, Inc.(a) .................. 502
871
Natera, Inc.(a) .................... 111
7,451
Neurocrine Biosciences, Inc.(a) ........ 858
14
Oncternal Therapeutics, Inc.(a)(b) ...... –
3,041
Regeneron Pharmaceuticals, Inc.(a) ..... 3,197
3,277
Roivant Sciences Ltd.(a) ............. 38
676
Sarepta Therapeutics, Inc.(a) .......... 84
694
Ultragenyx Pharmaceutical, Inc.(a) ..... 39
3,777
United Therapeutics Corp.(a) ......... 1,353
7,217
Vertex Pharmaceuticals, Inc.(a) ........ 3,356
807
Viking Therapeutics, Inc.(a) .......... 51
30,712
Broadline Retail — 2.23%
263,513
Amazon.com, Inc.(a) ............... 49,101
8,924
Coupang, Inc.(a) .................. 219
24
Dillard's, Inc., Class - A ............. 9
11,935
eBay, Inc. ....................... 777
927
Etsy, Inc.(a) ...................... 51
834
Kohl's Corp. ..................... 18
2,044
Macy's, Inc. ...................... 32
699
MercadoLibre, Inc.(a) ............... 1,434
848
Nordstrom, Inc. ................... 19
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 46
57,482
PDD Holdings, Inc., ADR(a) .......... 7,749
59,455
Building Products — 0.31%
2,910
A.O. Smith Corp. .................. 261
524
AAON, Inc. ...................... 57
517
Advanced Drainage Systems, Inc. ...... 81
2,095
Allegion PLC .................... 305
344
Armstrong World Industries, Inc. ....... 45
2,886
Builders FirstSource, Inc.(a) .......... 559
1,069
Carlisle Cos., Inc. .................. 481
19,164
Carrier Global Corp. ................ 1,542
2,970
Fortune Brands Innovations, Inc. ....... 266
834
Hayward Holdings, Inc.(a) ........... 13
15,599
Johnson Controls International PLC ..... 1,211
735
Lennox International, Inc. ............ 444
5,155
Masco Corp. ..................... 432
Shares Security Description
Value
(000)
Common Stocks (continued)
Building Products (continued)
2,047
Owens Corning ................... $ 362
325
Simpson Manufacturing Co., Inc. ...... 62
1,101
The AZEK Co., Inc.(a) .............. 52
5,234
Trane Technologies PLC ............. 2,035
835
Trex Co., Inc.(a) ................... 56
8,264
Capital Markets — 2.18%
269
Affiliated Managers Group, Inc. ....... 48
2,308
Ameriprise Financial, Inc. ............ 1,085
4,354
Ares Management Corp., Class - A ..... 679
3,426
Blackrock Finance, Inc. ............. 3,253
16,572
Blackstone, Inc. ................... 2,538
3,865
Blue Owl Capital, Inc. .............. 75
5,175
Carlyle Group, Inc. ................. 223
6,737
Cboe Global Markets, Inc. ........... 1,381
12,287
CME Group, Inc. .................. 2,711
4,474
Coinbase Global, Inc., Class - A(a) ..... 797
277
Evercore, Inc. .................... 70
1,757
FactSet Research Systems, Inc. ........ 808
6,812
Franklin Resources, Inc. ............. 137
375
Houlihan Lokey, Inc. ............... 59
794
Interactive Brokers Group, Inc. ........ 111
15,205
Intercontinental Exchange, Inc. ........ 2,443
2,832
Invesco Ltd. ...................... 50
1,031
Janus Henderson Group PLC ......... 39
1,500
Jefferies Financial Group, Inc. ......... 92
14,679
KKR & Co., Inc. .................. 1,917
826
Lazard, Inc. ...................... 42
39,863
LPL Financial Holdings, Inc. .......... 9,272
871
MarketAxess Holdings, Inc. .......... 223
3,729
Moody's Corp. .................... 1,770
27,739
Morgan Stanley ................... 2,892
198
Morningstar, Inc. .................. 63
1,798
MSCI, Inc. ...................... 1,048
12,958
Nasdaq, Inc. ..................... 947
4,774
Northern Trust Corp. ............... 429
4,492
Raymond James Financial, Inc. ........ 550
13,022
Robinhood Markets, Inc., Class - A(a) ... 305
23,898
S&P Global, Inc. .................. 12,345
4,615
SEI Investments Co. ................ 319
6,885
State Street Corp. .................. 609
775
Stifel Financial Corp. ............... 73
5,062
T. Rowe Price Group, Inc. ............ 552
16,898
The Bank of New York Mellon Corp. .... 1,214
34,545
The Charles Schwab Corp. ........... 2,239
7,416
The Goldman Sachs Group, Inc. ....... 3,671
647
TPG, Inc. ....................... 37
6,202
Tradeweb Markets, Inc., Class - A ...... 767
715
Virtu Financial, Inc., Class - A ......... 22

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Capital Markets (continued)
3,143
XP, Inc., Class - A ................. $ 56
57,961
Chemicals — 1.09%
6,655
Air Products and Chemicals, Inc. ....... 1,982
2,618
Albemarle Corp. .................. 248
384
Ashland, Inc. ..................... 33
1,675
Axalta Coating Systems Ltd.(a) ........ 61
2,598
Celanese Corp. .................... 353
11,804
CF Industries Holdings, Inc. .......... 1,013
26,357
Corteva, Inc. ..................... 1,550
21,721
Dow, Inc. ....................... 1,187
9,597
DuPont de Nemours, Inc. ............ 855
2,642
Eastman Chemical Co. .............. 296
5,854
Ecolab, Inc. ...................... 1,495
1,710
Element Solutions, Inc. .............. 46
955
FMC Corp. ...................... 63
1,319
Huntsman Corp. ................... 32
90,209
International Flavors & Fragrances, Inc. .. 9,465
11,681
Linde PLC ....................... 5,570
9,121
LyondellBasell Industries N.V., Class - A . 874
48
NewMarket Corp. ................. 26
975
Olin Corp. ....................... 47
5,346
PPG Industries, Inc. ................ 709
4,162
RPM International, Inc. ............. 503
1,117
The Chemours Co. ................. 23
7,762
The Mosaic Co. ................... 208
306
The Scotts Miracle-Gro Co. .......... 27
5,958
The Sherwin-Williams Co. ........... 2,273
818
Westlake Corp. ................... 123
29,062
Commercial Services & Supplies — 0.40%
8,268
Cintas Corp. ..................... 1,703
387
Clean Harbors, Inc.(a) .............. 94
19,913
Copart, Inc.(a) .................... 1,043
280
MSA Safety, Inc. .................. 50
1,372
RB Global, Inc. ................... 110
8,765
Republic Services, Inc. .............. 1,760
18,899
Rollins, Inc. ...................... 956
695
Stericycle, Inc.(a) .................. 42
1,995
Tetra Tech, Inc. ................... 94
5,650
Veralto Corp. ..................... 632
892
Vestis Corp. ...................... 13
7,594
Waste Connections, Inc. ............. 1,358
13,323
Waste Management, Inc. ............. 2,766
10,621
Communications Equipment — 0.39%
6,107
Arista Networks, Inc.(a) ............. 2,344
1,117
Ciena Corp.(a) .................... 69
Shares Security Description
Value
(000)
Common Stocks (continued)
Communications Equipment (continued)
100,425
Cisco Systems, Inc. ................ $ 5,344
1,309
F5, Inc.(a) ....................... 289
7,638
Juniper Networks, Inc. .............. 297
517
Lumentum Holdings, Inc.(a) .......... 33
4,254
Motorola Solutions, Inc. ............. 1,913
1,945
Sirius XM Holdings, Inc.(a) .......... 46
31
Ubiquiti, Inc. ..................... 7
10,342
Construction & Engineering — 0.38%
3,071
AECOM ........................ 318
242,527
API Group Corp.(a) ................ 8,008
270
Comfort Systems USA, Inc. .......... 105
1,514
EMCOR Group, Inc. ............... 651
462
MasTec, Inc.(a) ................... 57
1,532
MDU Resources Group, Inc. .......... 42
3,340
Quanta Services, Inc. ............... 996
159
Valmont Industries, Inc. ............. 46
1,486
WillScot Holdings Corp.(a) ........... 56
10,279
Construction Materials — 0.45%
113,820
CRH PLC ....................... 10,556
271
Eagle Materials, Inc. ................ 78
1,412
Martin Marietta Materials, Inc. ........ 760
3,023
Vulcan Materials Co. ............... 757
12,151
Consumer Finance — 0.24%
6,455
Ally Financial, Inc. ................. 230
13,184
American Express Co. .............. 3,575
8,720
Capital One Financial Corp. .......... 1,305
50
Credit Acceptance Corp.(a) ........... 22
5,738
Discover Financial Services .......... 805
870
OneMain Holdings, Inc. ............. 41
1,816
SLM Corp. ...................... 42
7,937
SoFi Technologies, Inc.(a) ............ 62
9,253
Synchrony Financial ................ 462
6,544
Consumer Staples Distribution & Retail — 1.31%
9,309
Albertsons Cos., Inc., Class - A ........ 172
281
Casey's General Stores, Inc. .......... 106
10,390
Costco Wholesale Corp. ............. 9,211
10,782
Dollar General Corp. ............... 911
9,669
Dollar Tree, Inc.(a) ................. 680
669
Grocery Outlet Holding Corp.(a) ....... 12
1,321
Maplebear, Inc.(a) ................. 54
1,153
Performance Food Group Co.(a) ....... 90
17,635
Sysco Corp. ...................... 1,376
10,724
Target Corp. ..................... 1,672

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
33,772
The Kroger Co. ................... $ 1,935
147,863
U.S. Foods Holding Corp.(a) .......... 9,093
48,159
Walgreens Boots Alliance, Inc. ........ 432
114,200
Walmart, Inc. ..................... 9,222
34,966
Containers & Packaging — 0.19%
66,390
Amcor PLC ...................... 752
497
AptarGroup, Inc. .................. 80
1,940
Avery Dennison Corp. .............. 428
9,722
Ball Corp. ....................... 660
922
Berry Global Group, Inc. ............ 63
5,135
Crown Holdings, Inc. ............... 492
2,319
Graphic Packaging Holding Co. ....... 69
17,062
International Paper Co. .............. 834
4,538
Packaging Corp. of America .......... 978
1,105
Sealed Air Corp. .................. 40
638
Silgan Holdings, Inc. ............... 33
11,902
Smurfit WestRock PLC .............. 588
738
Sonoco Products Co. ............... 40
5,057
Distributors — 0.05%
6,305
Genuine Parts Co. ................. 881
6,416
LKQ Corp. ...................... 256
866
Pool Corp. ....................... 326
1,463
Diversified Consumer Services — 0.01%
2,234
ADT, Inc. ....................... 16
436
Bright Horizons Family Solutions, Inc.(a) 61
282
Duolingo, Inc.(a) .................. 80
232
Grand Canyon Education, Inc.(a) ....... 33
1,154
H&R Block, Inc. .................. 73
1,134
Service Corp. International ........... 90
353
Diversified REITs — 0.26%
43,646
Broadstone Net Lease, Inc. ........... 827
176,068
Empire State Realty Trust, Inc. ........ 1,951
90,663
Essential Properties Realty Trust, Inc. ... 3,096
17,416
WP Carey, Inc. .................... 1,085
6,959
Diversified Telecommunication Services — 0.38%
208,152
AT&T, Inc. ...................... 4,579
1,857
Frontier Communications Parent, Inc.(a) . 66
942
Iridium Communications, Inc. ......... 29
1,274
Liberty Global Ltd., Class - A(a) ....... 27
1,321
Liberty Global Ltd., Class - C(a) ....... 29
Shares Security Description
Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services (continued)
119,846
Verizon Communications, Inc. ......... $ 5,382
10,112
Electric Utilities — 1.55%
20,329
Alliant Energy Corp. ............... 1,234
20,502
American Electric Power Co., Inc. ...... 2,104
538
Avangrid, Inc. .................... 19
51,186
Constellation Energy Corp. ........... 13,308
25,866
Duke Energy Corp. ................. 2,982
16,367
Edison International ................ 1,426
11,543
Entergy Corp. .................... 1,519
19,183
Evergy, Inc. ...................... 1,190
20,010
Eversource Energy ................. 1,362
43,242
Exelon Corp. ..................... 1,753
31,929
FirstEnergy Corp. .................. 1,416
382
IDACORP, Inc. ................... 39
54,291
NextEra Energy, Inc. ............... 4,589
7,582
NRG Energy, Inc. .................. 691
1,514
OGE Energy Corp. ................. 62
73,319
PG&E Corp. ..................... 1,450
856
Pinnacle West Capital Corp. .......... 76
40,310
PPL Corp. ....................... 1,334
35,602
The Southern Co. .................. 3,211
27,469
Xcel Energy, Inc. .................. 1,793
41,558
Electrical Equipment — 0.78%
243
Acuity Brands, Inc. ................ 67
6,592
AMETEK, Inc. ................... 1,132
9,199
Eaton Corp. PLC .................. 3,049
13,108
Emerson Electric Co. ............... 1,434
50,673
GE Vernova, Inc.(a) ................ 12,921
459
Generac Holdings, Inc.(a) ............ 73
1,224
Hubbell, Inc. ..................... 524
1,253
nVent Electric PLC ................. 88
494
Regal Rexnord Corp. ............... 82
2,622
Rockwell Automation, Inc. ........... 704
1,147
Sensata Technologies Holding PLC ..... 41
8,300
Vertiv Holdings Co., Class - A ......... 825
20,940
Electronic Equipment, Instruments & Components
— 0.25%
27,500
Amphenol Corp., Class - A ........... 1,792
440
Arrow Electronics, Inc.(a) ............ 58
690
Avnet, Inc. ....................... 37
3,085
CDW Corp. ...................... 698
1,318
Cognex Corp. .................... 53
993
Coherent Corp.(a) ................. 88
18,215
Corning, Inc. ..................... 822
357
Crane NXT Co. ................... 20

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
226
IPG Photonics Corp.(a) .............. $ 17
2,599
Jabil, Inc. ....................... 311
3,982
Keysight Technologies, Inc.(a) ........ 633
183
Littelfuse, Inc. .................... 49
580
TD SYNNEX Corp. ................ 70
4,686
TE Connectivity PLC(a) ............. 708
1,286
Teledyne Technologies, Inc.(a) ........ 564
5,539
Trimble, Inc.(a) ................... 344
1,197
Vontier Corp. ..................... 40
1,170
Zebra Technologies Corp.(a) .......... 433
6,737
Energy Equipment & Services — 0.15%
35,635
Baker Hughes Co. ................. 1,289
25,614
Halliburton Co. ................... 744
2,968
NOV, Inc. ....................... 47
43,589
Schlumberger N.V. ................. 1,828
3,316
TechnipFMC PLC ................. 87
554
Weatherford International PLC ........ 47
4,042
Entertainment — 0.94%
10,320
Electronic Arts, Inc. ................ 1,480
14,535 Liberty Media Corp.-Liberty Formula
One(a) ..................... 1,126
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 11
148
Liberty Media Corp.-Liberty Live(a) .... 7
355
Liberty Media Corp.-Liberty Live(a) .... 18
3,597
Live Nation Entertainment, Inc.(a) ...... 394
141
Madison Square Garden Sports Corp.(a) .. 29
22,274
Netflix, Inc.(a) .................... 15,799
178
Playtika Holding Corp. .............. 1
11,035
ROBLOX Corp., Class - A(a) ......... 488
2,851
Roku, Inc.(a) ..................... 213
1,133
Spotify Technology SA(a) ............ 418
4,504
Take-Two Interactive Software, Inc.(a) ... 692
42,184
The Walt Disney Co. ............... 4,058
606
TKO Group Holdings, Inc.(a) ......... 75
53,505
Warner Bros. Discovery, Inc.(a) ........ 442
25,251
Financial Services — 2.71%
1,678
Affirm Holdings, Inc.(a) ............. 68
10,078
Apollo Global Management, Inc. ....... 1,259
35,590
Berkshire Hathaway, Inc., Class - B(a) ... 16,381
12,662
Block, Inc.(a) ..................... 850
5,815
Corebridge Financial, Inc. ............ 169
7,820
Equitable Holdings, Inc. ............. 329
358
Euronet Worldwide, Inc.(a) ........... 36
117,465
Fidelity National Information Services, Inc. 9,838
Shares Security Description
Value
(000)
Common Stocks (continued)
Financial Services (continued)
14,118
Fiserv, Inc.(a) ..................... $ 2,536
5,881
Global Payments, Inc. ............... 602
4,901
Jack Henry & Associates, Inc. ......... 866
36,855
Mastercard, Inc., Class - A ........... 18,199
2,240
MGIC Investment Corp. ............. 57
23,150
PayPal Holdings, Inc.(a) ............. 1,806
860
Rocket Cos., Inc., Class - A(a) ......... 17
472
Shift4 Payments, Inc., Class - A(a) ...... 42
2,823
The Western Union Co. .............. 34
8,804
Toast, Inc., Class - A(a) .............. 249
703
UWM Holdings Corp. .............. 6
67,994
Visa, Inc., Class - A ................ 18,695
738
Voya Financial, Inc. ................ 58
330
WEX, Inc.(a) ..................... 69
72,166
Food Products — 1.11%
22,371
Archer-Daniels-Midland Co. .......... 1,336
10,173
Bunge Global SA .................. 983
24,558
Campbell Soup Co. ................ 1,201
42,103
Conagra Brands, Inc. ............... 1,369
1,213
Darling Ingredients, Inc.(a) ........... 45
1,421
Flowers Foods, Inc. ................ 33
345
Freshpet, Inc.(a) ................... 47
27,138
General Mills, Inc. ................. 2,004
37,700
Hormel Foods Corp. ................ 1,195
497
Ingredion, Inc. .................... 68
18,653
Kellanova ....................... 1,505
149,428
Lamb Weston Holdings, Inc. .......... 9,675
16,966
McCormick & Co., Inc. ............. 1,397
41,927
Mondelez International, Inc., Class - A ... 3,088
353
Pilgrim's Pride Corp.(a) ............. 16
409
Post Holdings, Inc.(a) ............... 47
2
Seaboard Corp. ................... 6
8,210
The Hershey Co. .................. 1,575
10,589
The J.M. Smucker Co. .............. 1,283
49,109
The Kraft Heinz Co. ................ 1,725
19,164
Tyson Foods, Inc., Class - A .......... 1,142
29,740
Gas Utilities — 0.05%
9,677
Atmos Energy Corp. ................ 1,342
665
National Fuel Gas Co. .............. 40
1,588
UGI Corp. ....................... 40
1,422
Ground Transportation — 1.13%
154
Avis Budget Group, Inc. ............. 13
104,720
Canadian Pacific Kansas City Ltd., ADR . 8,957
53,462
CSX Corp. ....................... 1,846
1,858
JB Hunt Transport Services, Inc. ....... 320

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
6,112
Knight-Swift Transportation Holdings, Inc. $ 330
271
Landstar System, Inc. ............... 51
2,678
Lyft, Inc., Class - A(a) .............. 34
6,355
Norfolk Southern Corp. ............. 1,580
4,497
Old Dominion Freight Line, Inc. ....... 894
346
Ryder System, Inc. ................. 50
201
Saia, Inc.(a) ...................... 88
410
Schneider National, Inc., Class - B ...... 12
158,037
Uber Technologies, Inc.(a) ........... 11,879
68
U-Haul Holding Co.(a) .............. 5
2,225
U-Haul Holding Co. ................ 160
16,077
Union Pacific Corp. ................ 3,963
860
XPO, Inc.(a) ..................... 92
30,274
Health Care Equipment & Supplies — 1.52%
44,867
Abbott Laboratories ................ 5,116
1,725
Align Technology, Inc.(a) ............ 438
28,911
Baxter International, Inc. ............ 1,098
9,962
Becton Dickinson & Co. ............. 2,401
146,974
Boston Scientific Corp.(a) ............ 12,318
1,625
DENTSPLY SIRONA, Inc. ........... 44
9,279
Dexcom, Inc.(a) ................... 622
13,806
Edwards Lifesciences Corp.(a) ........ 911
384
Enovis Corp.(a) ................... 17
1,234
Envista Holdings Corp.(a) ............ 24
13,646
GE HealthCare Technologies, Inc. ...... 1,281
897
Globus Medical, Inc.(a) ............. 64
12,530
Hologic, Inc.(a) ................... 1,021
1,895
IDEXX Laboratories, Inc.(a) .......... 957
217
Inspire Medical Systems, Inc.(a) ....... 46
1,582
Insulet Corp.(a) ................... 368
8,196
Intuitive Surgical, Inc.(a) ............ 4,027
360
Masimo Corp.(a) .................. 48
36,856
Medtronic PLC ................... 3,319
270
Penumbra, Inc.(a) .................. 52
403
QuidelOrtho Corp.(a) ............... 18
4,027
ResMed, Inc. ..................... 983
3,136
STERIS PLC ..................... 760
8,020
Stryker Corp. ..................... 2,898
1,721
Teleflex, Inc. ..................... 425
4,469
The Cooper Cos., Inc.(a) ............. 493
8,242
Zimmer Biomet Holdings, Inc. ........ 889
40,638
Health Care Providers & Services — 2.10%
675
Acadia Healthcare Co., Inc.(a) ......... 43
243
Amedisys, Inc.(a) .................. 23
154,573
Brookdale Senior Living, Inc.(a) ....... 1,050
13,414
Cardinal Health, Inc. ............... 1,483
7,854
Cencora, Inc. ..................... 1,768
Shares Security Description
Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
21,218
Centene Corp.(a) .................. $ 1,598
111
Chemed Corp. .................... 67
42,033
CVS Health Corp. ................. 2,644
6,034
DaVita, Inc.(a) .................... 989
6,666
Elevance Health, Inc. ............... 3,466
743
Encompass Health Corp. ............. 72
4,903
HCA Healthcare, Inc. ............... 1,993
11,442
Henry Schein, Inc.(a) ............... 834
28,224
Humana, Inc. ..................... 8,940
4,476
Labcorp Holdings, Inc. .............. 1,000
4,720
McKesson Corp. .................. 2,333
3,388
Molina Healthcare, Inc.(a) ........... 1,167
893
Premier, Inc., Class - A .............. 18
8,001
Quest Diagnostics, Inc. .............. 1,243
1,155
R1 RCM, Inc.(a) .................. 16
3,303
Solventum Corp.(a) ................ 230
762
Tenet Healthcare Corp.(a) ............ 127
8,626
The Cigna Group .................. 2,988
36,701
UnitedHealth Group, Inc. ............ 21,457
2,055
Universal Health Services, Inc., Class - B . 470
56,019
Health Care REITs — 0.56%
93,810
American Healthcare REIT, Inc. ....... 2,448
83,080
CareTrust REIT, Inc. ............... 2,564
2,876
Healthcare Realty Trust, Inc. .......... 52
32,604
Healthpeak Properties, Inc. ........... 745
4,504
Medical Properties Trust, Inc. ......... 26
1,881
Omega Healthcare Investors, Inc. ...... 77
17,237
Ventas, Inc. ...................... 1,105
62,782
Welltower, Inc. .................... 8,039
15,056
Health Care Technology — 0.03%
881
Certara, Inc.(a) .................... 10
848
Doximity, Inc., Class - A(a) ........... 37
3,465
Veeva Systems, Inc., Class - A(a) ....... 727
774
Hotel & Resort REITs — 0.04%
15,868
Host Hotels & Resorts, Inc. ........... 279
1,690
Park Hotels & Resorts, Inc. ........... 24
7,824
Ryman Hospitality Properties, Inc. ...... 839
1,142
Hotels, Restaurants & Leisure — 1.71%
10,104
Airbnb, Inc., Class - A(a) ............ 1,281
1,994
Aramark ........................ 77
785
Booking Holdings, Inc. .............. 3,307
555
Boyd Gaming Corp. ................ 36
1,556
Caesars Entertainment, Inc.(a) ......... 65

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hotels, Restaurants & Leisure (continued)
22,941
Carnival Corp.(a) .................. $ 424
579
Cava Group, Inc.(a) ................ 72
31,716
Chipotle Mexican Grill, Inc.(a) ........ 1,828
229
Choice Hotels International, Inc. ....... 30
541
Churchill Downs, Inc. ............... 73
4,252
Darden Restaurants, Inc. ............. 698
1,717
Domino's Pizza, Inc. ................ 738
7,419
DoorDash, Inc., Class - A(a) .......... 1,059
9,912
DraftKings, Inc.(a) ................. 389
841
Dutch Bros, Inc., Class - A(a) ......... 27
2,874
Expedia Group, Inc.(a) .............. 426
2,737
Flutter Entertainment PLC(a) ......... 649
45,041
Hilton Worldwide Holdings, Inc. ....... 10,380
9,277
Hyatt Hotels Corp., Class - A ......... 1,412
8,657
Las Vegas Sands Corp. .............. 436
693
Light & Wonder, Inc.(a) ............. 63
8,514
Marriott International, Inc., Class - A .... 2,117
284
Marriott Vacations Worldwide Corp. .... 21
19,515
McDonald's Corp. ................. 5,943
5,827
MGM Resorts International(a) ......... 228
3,172
Norwegian Cruise Line Holdings Ltd.(a) . 65
1,172
Penn Entertainment, Inc.(a) ........... 22
103,091
Planet Fitness, Inc., Class - A(a) ....... 8,373
5,544
Royal Caribbean Cruises Ltd. ......... 983
28
Seaport Entertainment Group, Inc.(a) .... 1
26,053
Starbucks Corp. ................... 2,539
505
Texas Roadhouse, Inc. .............. 89
1,293
The Wendy's Co. .................. 23
560
Travel + Leisure Co. ................ 26
305
Vail Resorts, Inc. .................. 53
226
Wingstop, Inc. .................... 94
635
Wyndham Hotels & Resorts, Inc. ....... 50
2,422
Wynn Resorts Ltd. ................. 232
10,509
Yum! Brands, Inc. ................. 1,468
45,797
Household Durables — 0.93%
6,856
D.R. Horton, Inc. .................. 1,308
3,518
Garmin Ltd. ...................... 619
1,009
Leggett & Platt, Inc. ................ 14
10,852
Lennar Corp., Class - A .............. 2,034
112
Lennar Corp., Class - B ............. 19
399
Mohawk Industries, Inc.(a) ........... 64
2,863
Newell Brands, Inc. ................ 22
72
NVR, Inc.(a) ..................... 707
4,811
PulteGroup, Inc. ................... 690
92,159
SharkNinja, Inc. ................... 10,019
164,332
Tempur Sealy International, Inc. ....... 8,974
836
Toll Brothers, Inc. ................. 129
242
TopBuild Corp.(a) ................. 98
Shares Security Description
Value
(000)
Common Stocks (continued)
Household Durables (continued)
404
Whirlpool Corp. ................... $ 43
24,740
Household Products — 0.69%
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 84
15,027
Church & Dwight Co., Inc. ........... 1,573
27,531
Colgate-Palmolive Co. .............. 2,858
14,509
Kimberly-Clark Corp. ............... 2,065
412
Reynolds Consumer Products, Inc. ..... 13
302
Spectrum Brands Holdings, Inc. ....... 29
9,218
The Clorox Co. ................... 1,501
59,766
The Procter & Gamble Co. ........... 10,351
18,474
Independent Power and Renewable Electricity Producers
— 0.51%
968
Brookfield Renewable Corp., Class - A .. 32
261
Clearway Energy, Inc., Class - A ....... 7
618
Clearway Energy, Inc., Class - C ....... 19
16,699
The AES Corp. ................... 335
112,255
Vistra Corp. ...................... 13,307
13,700
Industrial Conglomerates — 0.73%
15,742
3M Co. ......................... 2,151
73,734
General Electric Co. ................ 13,906
16,858
Honeywell International, Inc. ......... 3,484
19,541
Industrial REITs — 0.55%
2,173
Americold Realty Trust, Inc. .......... 61
11,836
EastGroup Properties, Inc. ........... 2,212
999
First Industrial Realty Trust, Inc. ....... 56
9,189
Innovative Industrial Properties, Inc. .... 1,237
19,064
Lineage, Inc. ..................... 1,494
35,113
Plymouth Industrial REIT, Inc. ........ 794
69,493
Prologis, Inc. ..................... 8,774
1,661
Rexford Industrial Realty, Inc. ......... 84
1,356
STAG Industrial, Inc. ............... 53
14,765
Insurance — 1.77%
18,317
Aflac, Inc. ....................... 2,048
5,841
American Financial Group, Inc. ........ 786
15,254
American International Group, Inc. ..... 1,117
5,879
Aon PLC, Class - A ................ 2,034
14,903
Arch Capital Group Ltd.(a) ........... 1,667
6,512
Arthur J. Gallagher & Co. ............ 1,833
4,577
Assurant, Inc. .................... 909
437
Assured Guaranty Ltd. .............. 35
590
Axis Capital Holdings Ltd. ........... 47

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Insurance (continued)
514
Brighthouse Financial, Inc.(a) ......... $ 23
7,665
Brown & Brown, Inc. ............... 794
11,665
Chubb Ltd. ...................... 3,363
6,445
Cincinnati Financial Corp. ........... 877
207
CNA Financial Corp. ............... 10
1,733
Erie Indemnity Co., Class - A ......... 935
2,728
Everest Group Ltd. ................. 1,069
7,857
Fidelity National Financial, Inc. ....... 487
765
First American Financial Corp. ........ 50
678
Globe Life, Inc. ................... 72
482
Kemper Corp. .................... 30
165
Kinsale Capital Group, Inc. ........... 77
1,287
Lincoln National Corp. .............. 41
11,236
Loews Corp. ..................... 888
693
Markel Group, Inc.(a) ............... 1,087
13,135
Marsh & McLennan Cos., Inc. ........ 2,931
17,518
MetLife, Inc. ..................... 1,445
2,054
Old Republic International Corp. ....... 73
278
Primerica, Inc. .................... 74
5,365
Principal Financial Group, Inc. ........ 461
8,240
Prudential Financial, Inc. ............ 998
507
Reinsurance Group of America, Inc. .... 110
396
RenaissanceRe Holdings Ltd. ......... 108
304
RLI Corp. ....................... 47
740
Ryan Specialty Holdings, Inc. ......... 49
9,840
The Allstate Corp. ................. 1,866
268
The Hanover Insurance Group, Inc. ..... 40
11,496
The Hartford Financial Services Group, Inc. 1,352
17,011
The Progressive Corp. .............. 4,317
8,947
The Travelers Cos., Inc. ............. 2,095
1,503
Unum Group ..................... 89
20,347
W.R. Berkley Corp. ................ 1,155
19
White Mountains Insurance Group Ltd. .. 32
33,310
Willis Towers Watson PLC ........... 9,812
47,333
Interactive Media & Services — 3.34%
186,322
Alphabet, Inc., Class - A ............. 30,902
115,631
Alphabet, Inc., Class - C ............. 19,333
583
IAC, Inc.(a) ...................... 31
5,766
Match Group, Inc.(a) ............... 218
66,045
Meta Platforms, Inc., Class - A ........ 37,807
13,588
Pinterest, Inc., Class - A(a) ........... 440
15,085
Snap, Inc., Class - A(a) .............. 161
775
TripAdvisor, Inc.(a) ................ 11
442
Trump Media & Technology Group Corp.(a) 7
2,357
ZoomInfo Technologies, Inc.(a) ........ 24
88,934
IT Services — 0.63%
14,484
Accenture PLC, Class - A ............ 5,120
Shares Security Description
Value
(000)
Common Stocks (continued)
IT Services (continued)
6,547
Akamai Technologies, Inc.(a) ......... $ 662
901
Amdocs Ltd. ..................... 79
6,799
Cloudflare, Inc., Class - A(a) .......... 550
11,404 Cognizant Technology Solutions Corp.,
Class - A .................... 880
1,745
DXC Technology Co.(a) ............. 36
1,367
EPAM Systems, Inc.(a) .............. 272
1,772
Gartner, Inc.(a) ................... 898
309
Globant SA(a) .................... 61
3,289
GoDaddy, Inc., Class - A(a) ........... 516
24,712
International Business Machines Corp. ... 5,463
1,741
Kyndryl Holdings, Inc.(a) ............ 40
1,652
MongoDB, Inc.(a) ................. 447
3,607
Okta, Inc.(a) ..................... 268
6,984
Snowflake, Inc., Class - A(a) .......... 802
3,699
Twilio, Inc., Class - A(a) ............. 241
2,107
VeriSign, Inc.(a) ................... 400
16,735
Leisure Products — 0.01%
548
Brunswick Corp. .................. 46
92
Empire Resorts, Inc.(a)(b) ............ –
1,071
Hasbro, Inc. ...................... 77
2,666
Mattel, Inc.(a) .................... 51
417
Polaris, Inc. ...................... 35
654
YETI Holdings, Inc.(a) .............. 27
236
Life Sciences Tools & Services — 0.90%
698
10X Genomics, Inc., Class - A(a) ....... 16
6,704
Agilent Technologies, Inc. ............ 995
15,444
Avantor, Inc.(a) ................... 400
518
Azenta, Inc.(a) .................... 25
486
Bio-Rad Laboratories, Inc., Class - A(a) .. 162
3,515
Bio-Techne Corp. .................. 281
813
Bruker Corp. ..................... 56
1,221 Charles River Laboratories International,
Inc.(a) ...................... 240
15,245
Danaher Corp. .................... 4,239
672
Fortrea Holdings, Inc.(a) ............. 13
3,631
Illumina, Inc.(a) ................... 474
4,169
IQVIA Holdings, Inc.(a) ............. 988
196
Medpace Holdings, Inc.(a) ........... 65
492
Mettler-Toledo International, Inc.(a) .... 737
1,668
QIAGEN N.V.(a) .................. 76
419
Repligen Corp.(a) .................. 62
2,826
Revvity, Inc. ..................... 361
1,160
Sotera Health Co.(a) ................ 19
22,596
Thermo Fisher Scientific, Inc. ......... 13,980
1,351
Waters Corp.(a) ................... 486

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,675
West Pharmaceutical Services, Inc. ..... $ 503
24,178
Machinery — 0.87%
471
AGCO Corp. ..................... 46
699
Allison Transmission Holdings, Inc. .... 67
11,654
Caterpillar, Inc. ................... 4,557
21,642
CNH Industrial N.V. ................ 240
357
Crane Co. ....................... 57
4,107
Cummins, Inc. .................... 1,330
7,011
Deere & Co. ..................... 2,925
921
Donaldson Co., Inc. ................ 68
3,145
Dover Corp. ...................... 603
430
Esab Corp. ....................... 46
987
Flowserve Corp. ................... 51
8,014
Fortive Corp. ..................... 633
1,578
Gates Industrial Corp. PLC(a) ......... 28
3,784
Graco, Inc. ...................... 331
2,993
IDEX Corp. ...................... 642
7,897
Illinois Tool Works, Inc. ............. 2,070
9,250
Ingersoll Rand, Inc. ................ 908
633
ITT, Inc. ........................ 95
425
Lincoln Electric Holdings, Inc. ........ 82
1,255
Nordson Corp. .................... 330
498
Oshkosh Corp. .................... 50
11,506
Otis Worldwide Corp. ............... 1,197
15,747
PACCAR, Inc. .................... 1,553
2,948
Parker-Hannifin Corp. .............. 1,863
3,732
Pentair PLC ...................... 365
214
RBC Bearings, Inc.(a) .............. 64
2,342
Snap-on, Inc. ..................... 678
3,481
Stanley Black & Decker, Inc. ......... 383
406
The Middleby Corp.(a) .............. 56
464
The Timken Co. ................... 39
6,157
The Toro Co. ..................... 534
4,070
Westinghouse Air Brake Technologies Corp. 740
5,538
Xylem, Inc. ...................... 748
23,379
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 55
Media — 0.64%
2,633
Charter Communications, Inc., Class - A(a) 854
99,516
Comcast Corp., Class - A ............ 4,156
18,340
Fox Corp., Class - A ................ 777
16,898
Fox Corp., Class - B ................ 655
132
Liberty Broadband Corp., Class - A(a) ... 10
880
Liberty Broadband Corp., Class - C(a) ... 68
308,132
News Corp., Class - A ............... 8,205
897
News Corp., Class - B .............. 25
Shares Security Description
Value
(000)
Common Stocks (continued)
Media (continued)
258
Nexstar Media Group, Inc. ........... $ 43
7,062
Omnicom Group, Inc. ............... 730
70
Paramount Global, Class - A .......... 2
13,529
Paramount Global, Class - B .......... 143
8,533
The Interpublic Group of Cos., Inc. ..... 270
1,232
The New York Times Co., Class - A ..... 69
10,165
The Trade Desk, Inc., Class - A(a) ...... 1,115
17,122
Metals & Mining — 0.23%
1,930
Alcoa Corp. ...................... 74
947
ATI, Inc.(a) ...................... 63
3,876
Cleveland-Cliffs, Inc.(a) ............. 49
32,912
Freeport-McMoRan, Inc. ............ 1,644
785
MP Materials Corp.(a) .............. 14
43,243
Newmont Corp. ................... 2,311
5,575
Nucor Corp. ...................... 838
2,194
Reliance, Inc. ..................... 635
497
Royal Gold, Inc. ................... 70
657
Southern Copper Corp. .............. 76
3,440
Steel Dynamics, Inc. ................ 434
1,703
United States Steel Corp. ............ 60
6,268
Mortgage Real Estate Investment Trusts (REITs)
— 0.01%
5,308
AGNC Investment Corp. ............ 56
11,785
Annaly Capital Management, Inc. ...... 236
3,639
Rithm Capital Corp. ................ 41
2,215
Starwood Property Trust, Inc. ......... 45
378
Multi-Utilities — 0.60%
16,414
Ameren Corp. .................... 1,435
42,386
CenterPoint Energy, Inc. ............. 1,248
20,637
CMS Energy Corp. ................. 1,458
17,261
Consolidated Edison, Inc. ............ 1,797
34,847
Dominion Energy, Inc. .............. 2,014
11,624
DTE Energy Co. .................. 1,492
33,838
NiSource, Inc. .................... 1,173
20,615
Public Service Enterprise Group, Inc. .... 1,839
23,899
Sempra ......................... 1,998
17,705
WEC Energy Group, Inc. ............ 1,703
16,157
Office REITs — 0.20%
3,692
Alexandria Real Estate Equities, Inc. .... 438
3,570
BXP, Inc. ........................ 288
43,526
Cousins Properties, Inc. ............. 1,283
35,097
Douglas Emmett, Inc. ............... 617
788
Highwoods Properties, Inc. ........... 26

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Office REITs (continued)
881
Kilroy Realty Corp. ................ $ 34
38,064
SL Green Realty Corp. .............. 2,649
1,338
Vornado Realty Trust ............... 53
5,388
Oil, Gas & Consumable Fuels — 1.70%
2,550
Antero Midstream Corp. ............. 38
2,151
Antero Resources Corp.(a) ........... 62
8,911
APA Corp. ....................... 217
8,731
Cheniere Energy, Inc. ............... 1,570
44,770
Chevron Corp. .................... 6,593
2,241
Chord Energy Corp. ................ 292
767
Civitas Resources, Inc. .............. 39
31,781
ConocoPhillips ................... 3,345
36,157
Coterra Energy, Inc. ................ 866
14,437
Devon Energy Corp. ................ 564
5,477
Diamondback Energy, Inc. ........... 945
735
DT Midstream, Inc. ................ 58
17,430
EOG Resources, Inc. ............... 2,142
13,267
EQT Corp. ....................... 486
8,249
Expand Energy Corp. ............... 678
109,714
Exxon Mobil Corp. ................ 12,862
6,350
Hess Corp. ....................... 863
14,086
HF Sinclair Corp. .................. 628
72,888
Kinder Morgan, Inc. ................ 1,610
13,441
Marathon Oil Corp. ................ 358
10,681
Marathon Petroleum Corp. ........... 1,740
902
Matador Resources Co. .............. 45
418
New Fortress Energy, Inc. ............ 4
20,162
Occidental Petroleum Corp. .......... 1,039
14,300
ONEOK, Inc. ..................... 1,302
6,249
Ovintiv, Inc. ..................... 240
4,823
Permian Resources Corp. ............ 66
13,901
Phillips 66 ....................... 1,827
1,786
Range Resources Corp. .............. 55
8,345
Southwestern Energy Co.(a) .......... 59
4,889
Targa Resources Corp. .............. 724
633
Texas Pacific Land Corp. ............ 560
41,537
The Williams Cos., Inc. ............. 1,897
11,226
Valero Energy Corp. ................ 1,516
701
Viper Energy, Inc. ................. 32
45,322
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. 52
Passenger Airlines — 0.03%
949
Alaska Air Group, Inc.(a) ............ 43
4,899
American Airlines Group, Inc.(a) ....... 55
7,419
Delta Air Lines, Inc. ................ 377
6,535
Southwest Airlines Co. .............. 194
Shares Security Description
Value
(000)
Common Stocks (continued)
Passenger Airlines (continued)
2,474
United Airlines Holdings, Inc.(a) ....... $ 141
810
Personal Care Products — 0.10%
1,000
BellRing Brands, Inc.(a) ............. 61
2,894
Coty, Inc., Class - A(a) .............. 27
406
e.l.f. Beauty, Inc.(a) ................ 44
88,282
Kenvue, Inc. ..................... 2,042
5,253
The Estee Lauder Cos., Inc. .......... 524
2,698
Pharmaceuticals — 1.76%
66,376
Bristol-Myers Squibb Co. ............ 3,435
4,262
Catalent, Inc.(a) ................... 258
3,702
Elanco Animal Health, Inc.(a) ......... 54
19,284
Eli Lilly & Co. .................... 17,084
790
Intra-Cellular Therapies, Inc.(a) ........ 58
467
Jazz Pharmaceuticals PLC(a) ......... 52
61,787
Johnson & Johnson ................ 10,013
67,050
Merck & Co., Inc. ................. 7,614
1,927
Organon & Co. ................... 37
1,019
Perrigo Co. PLC .................. 27
162,471
Pfizer, Inc. ....................... 4,702
34,049
Royalty Pharma PLC, Class - A ........ 963
63,066
Viatris, Inc. ...................... 732
10,550
Zoetis, Inc. ...................... 2,062
47,091
Professional Services — 0.79%
3,592
Amentum Holdings, Inc.(a) ........... 116
10,341
Automatic Data Processing, Inc. ....... 2,861
7,912
Booz Allen Hamilton Holding Corp. .... 1,288
3,134
Broadridge Financial Solutions, Inc. .... 674
171
CACI International, Inc., Class - A(a) ... 86
3,580
Clarivate PLC(a) .................. 25
322
Concentrix Corp. .................. 17
3,476
Dayforce, Inc.(a) .................. 213
2,329
Dun & Bradstreet Holdings, Inc. ....... 27
2,829
Equifax, Inc. ..................... 832
256
FTI Consulting, Inc.(a) .............. 58
1,353
Genpact Ltd. ..................... 53
3,592
Jacobs Solutions, Inc. ............... 470
1,034
KBR, Inc. ....................... 67
8,445
Leidos Holdings, Inc. ............... 1,376
381
ManpowerGroup, Inc. .............. 28
351
Parsons Corp.(a) .................. 36
7,402
Paychex, Inc. ..................... 994
1,121
Paycom Software, Inc. .............. 187
461
Paycor HCM, Inc.(a) ............... 7
317
Paylocity Holding Corp.(a) ........... 52
802
Robert Half, Inc. .................. 54

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Professional Services (continued)
417
Science Applications International Corp. . $ 58
4,978
SS&C Technologies Holdings, Inc. ..... 370
93,844
TransUnion ...................... 9,825
4,853
Verisk Analytics, Inc. ............... 1,300
21,074
Real Estate Management & Development — 0.12%
17,654
CBRE Group, Inc., Class - A(a) ........ 2,196
9,590
CoStar Group, Inc.(a) ............... 724
254
Howard Hughes Holdings, Inc.(a) ...... 20
362
Jones Lang LaSalle, Inc.(a) ........... 98
427
Zillow Group, Inc., Class - A(a) ........ 26
3,548
Zillow Group, Inc., Class - C(a) ........ 227
3,291
Residential REITs — 0.81%
68,211
American Homes 4 Rent, Class - A ..... 2,619
22,276
AvalonBay Communities, Inc. ......... 5,018
6,286
Camden Property Trust .............. 776
13,680
Centerspace ...................... 964
11,528
Equity LifeStyle Properties, Inc. ....... 822
33,166
Equity Residential ................. 2,469
14,980
Essex Property Trust, Inc. ............ 4,425
72,709
Independence Realty Trust, Inc. ........ 1,491
21,271
Invitation Homes, Inc. .............. 750
5,244
Mid-America Apartment Communities, Inc. 833
5,394
Sun Communities, Inc. .............. 729
14,698
UDR, Inc. ....................... 667
21,563
Retail REITs — 0.54%
73,516
Acadia Realty Trust ................ 1,726
758
Agree Realty Corp. ................ 57
77,290
Brixmor Property Group, Inc. ......... 2,153
609
Federal Realty Investment Trust ....... 70
14,980
Kimco Realty Corp. ................ 348
1,373
NNN REIT, Inc. ................... 67
28,014
Phillips Edison & Co., Inc. ........... 1,056
31,664
Realty Income Corp. ............... 2,008
7,172
Regency Centers Corp. .............. 518
27,688
Simon Property Group, Inc. .......... 4,681
56,342
Tanger, Inc. ...................... 1,869
14,553
Semiconductors & Semiconductor Equipment — 6.30%
95,367
Advanced Micro Devices, Inc.(a) ....... 15,648
946
Allegro MicroSystems, Inc.(a) ......... 22
865
Amkor Technology, Inc. ............. 26
11,514
Analog Devices, Inc. ............... 2,650
19,139
Applied Materials, Inc. .............. 3,867
169
Astera Labs, Inc.(a) ................ 9
Shares Security Description
Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
154,825
Broadcom, Inc. ................... $ 26,708
416
Cirrus Logic, Inc.(a) ................ 52
3,079
Enphase Energy, Inc.(a) ............. 348
3,433
Entegris, Inc. ..................... 386
2,364
First Solar, Inc.(a) ................. 590
757
GLOBALFOUNDRIES, Inc.(a) ....... 30
97,936
Intel Corp. ....................... 2,298
3,121
KLA Corp. ...................... 2,417
3,020
Lam Research Corp. ................ 2,464
1,029
Lattice Semiconductor Corp.(a) ........ 55
428 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 48
20,056
Marvell Technology, Inc. ............ 1,447
12,332
Microchip Technology, Inc. ........... 990
25,435
Micron Technology, Inc. ............. 2,638
501
MKS Instruments, Inc. .............. 54
1,106
Monolithic Power Systems, Inc. ....... 1,023
627,402
NVIDIA Corp. .................... 76,192
3,916
NXP Semiconductors N.V. ........... 940
9,816
ON Semiconductor Corp.(a) .......... 713
376
Onto Innovation, Inc.(a) ............. 78
2,308
Qorvo, Inc.(a) .................... 238
74,686
QUALCOMM, Inc. ................ 12,700
3,644
Skyworks Solutions, Inc. ............ 360
48,079 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ................... 8,350
3,517
Teradyne, Inc. .................... 471
20,949
Texas Instruments, Inc. .............. 4,327
353
Universal Display Corp. ............. 74
934
Wolfspeed, Inc.(a) ................. 9
168,222
Software — 5.85%
25,375
Adobe, Inc.(a) .................... 13,139
1,986
ANSYS, Inc.(a) ................... 633
169
Appfolio, Inc., Class - A(a) ........... 40
5,176
AppLovin Corp., Class - A(a) ......... 676
1,853
Aspen Technology, Inc.(a) ............ 442
3,716
Atlassian Corp., Class - A(a) .......... 590
5,005
Autodesk, Inc.(a) .................. 1,379
3,587
Bentley Systems, Inc., Class - B ....... 183
775
BILL Holdings, Inc.(a) .............. 41
6,265
Cadence Design Systems, Inc.(a) ....... 1,698
3,483
CCC Intelligent Solutions Holdings, Inc.(a) 38
1,856
Confluent, Inc., Class - A(a) .......... 38
1,582
Corpay, Inc.(a) .................... 494
5,340
Crowdstrike Holdings, Inc., Class - A(a) . 1,497
6,492
Datadog, Inc., Class - A(a) ........... 747
4,918
DocuSign, Inc.(a) .................. 305
449
Dolby Laboratories, Inc., Class - A ..... 34
1,050
DoubleVerify Holdings, Inc.(a) ........ 18
1,978
Dropbox, Inc., Class - A(a) ........... 50

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Software (continued)
6,884
Dynatrace, Inc.(a) ................. $ 368
615
Elastic N.V.(a) .................... 47
568
Fair Isaac Corp.(a) ................. 1,103
531
Five9, Inc.(a) ..................... 15
14,882
Fortinet, Inc.(a) ................... 1,154
28,720
Gen Digital, Inc. .................. 788
912
Gitlab, Inc., Class - A(a) ............. 47
622
Guidewire Software, Inc.(a) .......... 114
1,086
HashiCorp, Inc., Class - A(a) .......... 37
1,103
HubSpot, Inc.(a) .................. 586
498
Informatica, Inc., Class - A(a) ......... 13
6,387
Intuit, Inc. ....................... 3,966
1,408
Manhattan Associates, Inc.(a) ......... 397
185,385
Microsoft Corp. ................... 79,772
3,599
MicroStrategy, Inc.(a) ............... 607
528
nCino, Inc.(a) .................... 17
1,858
Nutanix, Inc., Class - A(a) ............ 110
37,543
Oracle Corp. ..................... 6,397
46,638
Palantir Technologies, Inc., Class - A(a) .. 1,735
31,424
Palo Alto Networks, Inc.(a) ........... 10,741
314
Pegasystems, Inc. .................. 23
808
Procore Technologies, Inc.(a) ......... 50
2,826
PTC, Inc.(a) ...................... 511
646
RingCentral, Inc., Class - A(a) ......... 20
3,084
Roper Technologies, Inc. ............. 1,716
54,035
Salesforce, Inc. ................... 14,789
3,178
Samsara, Inc., Class - A(a) ........... 153
2,117
SentinelOne, Inc., Class - A(a) ........ 51
4,720
ServiceNow, Inc.(a) ................ 4,222
964
Smartsheet, Inc., Class - A(a) ......... 53
3,545
Synopsys, Inc.(a) .................. 1,795
776
Teradata Corp.(a) .................. 24
966
Tyler Technologies, Inc.(a) ........... 564
3,420
UiPath, Inc., Class - A(a) ............ 44
2,171
Unity Software, Inc.(a) .............. 49
4,935
Workday, Inc., Class - A(a) ........... 1,206
5,782 Zoom Video Communications, Inc., Class -
A(a) ....................... 404
2,040
Zscaler, Inc.(a) .................... 349
156,079
Specialized REITs — 1.31%
12,409
American Tower Corp. .............. 2,885
13,748
Crown Castle, Inc. ................. 1,631
49,627
CubeSmart ...................... 2,671
21,851
Digital Realty Trust, Inc. ............. 3,536
561
EPR Properties ................... 28
9,126
Equinix, Inc. ..................... 8,100
24,901
Extra Space Storage, Inc. ............ 4,486
16,242
Gaming and Leisure Properties, Inc. .... 835
33,779
Iron Mountain, Inc. ................ 4,015
Shares Security Description
Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
6,851
Lamar Advertising Co., Class - A ....... $ 916
603
National Storage Affiliates Trust ....... 29
5,222
Public Storage .................... 1,901
1,105
Rayonier, Inc. .................... 36
3,560
SBA Communications Corp. .......... 856
72,196
VICI Properties, Inc. ............... 2,405
17,147
Weyerhaeuser Co. ................. 581
34,911
Specialty Retail — 1.27%
449
Advance Auto Parts, Inc. ............ 18
230
AutoNation, Inc.(a) ................ 41
591
AutoZone, Inc.(a) .................. 1,862
265,140
Bath & Body Works, Inc. ............ 8,461
4,849
Best Buy Co., Inc. ................. 501
1,473
Burlington Stores, Inc.(a) ............ 388
3,532
CarMax, Inc.(a) ................... 274
810
Carvana Co.(a) .................... 141
1,312
Dick's Sporting Goods, Inc. ........... 274
414
Five Below, Inc.(a) ................. 37
783
Floor & Decor Holdings, Inc., Class - A(a) 97
2,886
GameStop Corp., Class - A(a) ......... 66
206
Lithia Motors, Inc. ................. 65
13,171
Lowe's Cos., Inc. .................. 3,568
149
Murphy USA, Inc. ................. 73
1,970
O'Reilly Automotive, Inc.(a) .......... 2,269
152
Penske Automotive Group, Inc. ........ 25
123
RH(a) .......................... 41
7,609
Ross Stores, Inc. .................. 1,145
1,475
The Gap, Inc. ..................... 33
22,862
The Home Depot, Inc. .............. 9,264
28,733
The TJX Cos., Inc. ................. 3,377
3,206
Tractor Supply Co. ................. 933
1,137
Ulta Beauty, Inc.(a) ................ 442
995
Valvoline, Inc.(a) .................. 42
644
Wayfair, Inc., Class - A(a) ............ 36
3,033
Williams-Sonoma, Inc. .............. 470
33,943
Technology Hardware, Storage & Peripherals — 3.77%
372,711
Apple, Inc. ...................... 86,839
6,432
Dell Technologies, Inc., Class - C ...... 762
29,587
Hewlett Packard Enterprise Co. ........ 606
22,421
HP, Inc. ......................... 805
4,768
NetApp, Inc. ..................... 589
7,317
Pure Storage, Inc., Class - A(a) ........ 368
3,028
Seagate Technology Holdings PLC ..... 332
1,187
Super Micro Computer, Inc.(a) ........ 495
140,288
Western Digital Corp.(a) ............. 9,580
100,376

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.16%
930
Amer Sports, Inc.(a) ................ $ 15
227
Birkenstock Holding PLC(a) .......... 11
930
Capri Holdings Ltd.(a) .............. 39
283
Carter's, Inc. ..................... 18
273
Columbia Sportswear Co. ............ 23
459
Crocs, Inc.(a) ..................... 66
3,534
Deckers Outdoor Corp.(a) ............ 563
2,672
Lululemon Athletica, Inc.(a) .......... 726
27,759
NIKE, Inc., Class - B ............... 2,454
478
PVH Corp. ...................... 48
307
Ralph Lauren Corp. ................ 60
1,015
Skechers USA, Inc., Class - A(a) ....... 68
1,791
Tapestry, Inc. ..................... 84
1,429
Under Armour, Inc., Class - A(a) ....... 13
1,440
Under Armour, Inc., Class - C(a) ....... 12
2,652
VF Corp. ........................ 53
4,253
Tobacco — 0.62%
57,625
Altria Group, Inc. .................. 2,941
112,904
Philip Morris International, Inc. ........ 13,707
16,648
Trading Companies & Distributors — 1.17%
87,832
AerCap Holdings N.V. .............. 8,319
788
Air Lease Corp. ................... 36
165,426
Core & Main, Inc., Class - A(a) ........ 7,345
16,098
Fastenal Co. ...................... 1,150
4,667
Ferguson Enterprises, Inc. ............ 927
78,176
FTAI Aviation Ltd. ................. 10,390
350
MSC Industrial Direct Co., Inc. ........ 30
337
SiteOne Landscape Supply, Inc.(a) ...... 51
1,547
United Rentals, Inc. ................ 1,252
1,324
W.W. Grainger, Inc. ................ 1,375
780
Watsco, Inc. ...................... 384
338
WESCO International, Inc. ........... 57
31,316
Water Utilities — 0.08%
8,390
American Water Works Co., Inc. ....... 1,226
21,336
Essential Utilities, Inc. .............. 824
2,050
Wireless Telecommunication Services — 0.12%
15,141
T-Mobile US, Inc. ................. 3,124
Total Common Stocks .............. 1,858,263
Shares Security Description
Value
(000)
Contingent Right — 0.00%
Diversified Telecommunication Services — 0.00%
338
Mirati Therapeutics CVR, 01/01/26(a)(b) . $ –
Total Contingent Right ............. –
Right — 0.00%
Hotels, Restaurants & Leisure — 0.00%
28 Seaport Entertainment Group, Inc.,
10/11/24(a) .................. –
Total Right ...................... –
Investment Companies — 29.36%
Domestic Equity Funds — 17.00%
1,254,166
Invesco S&P 500 Low Volatility ETF .... 89,961
267,610
iShares Core S&P 500 ETF ........... 154,364
211,260 iShares Core S&P Total U.S. Stock Market
ETF ....................... 26,538
10,310
iShares Russell 1000 ETF ............ 3,241
291,610
Vanguard S&P 500 ETF ............. 153,875
93,660
Vanguard Total Stock Market ETF ...... 26,521
454,500
International Equity Funds — 7.97%
2,063,400
Vanguard FTSE Developed Markets ETF . 108,968
1,462,000
Vanguard FTSE Europe ETF .......... 103,948
212,916
Money Market Funds — 4.39%
117,419,612 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
4.90%(c) .................... 117,419
117,419
Total Investment Companies ......... 784,835
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 103
Total Investments (cost $1,745,187) —
98.89% ..................... 2,643,201
Other assets in excess of liabilities —
1.11% ...................... 29,555
Net Assets - 100.00% $ 2,672,756
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of September 30,
2024.
(c) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The Institutional U.S. Equity Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLP
Rhumbline
Advisers
Monashee
Investment
Management,
LLC Total
Common Stocks .............................................................................. 51.22% — 3.08% 15.23% — 69.53%
Contingent Rights ........................................................................... — — — 0.00% — 0.00%
Right ................................................................................................ — — — 0.00% — 0.00%
Investment Companies .................................................................... 0.01% 15.04% 0.03% 0.14% 14.14% 29.36%
Option on Futures ........................................................................... — — — — 0.00% 0.00%
Other Assets (Liabilities) ................................................................ 0.08% 0.75% 0.02% 0.01% 0.25% 1.11%
Total Net Assets ......................................................................... 51.31% 15.79% 3.13% 15.38% 14.39% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 569 12/20/24 $ 165,415 $ 4,197
Russell 2000 Mini Index Future ................... 22 12/20/24 2,474 39
$ 167,889 $ 4,236
Total Unrealized Appreciation ..................... $ 4,236
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 4,236
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal
Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
September
30, 2024 (%)
(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement,
Series 43
Daily 5.00 12/20/2029
3.30 $ 300,000 $ (23,488) $ (22,053) $ (1,435)
$ (23,488) $ (22,053) $ (1,435)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.
The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 11 $ 3,273 $ 5,950.00 10/31/24 $ (13)
E-Mini S&P 500 Future Option ............. Call 10 2,980 5,960.00 10/31/24 (11)
E-Mini S&P 500 Future Option ............. Call 50 14,375 5,750.00 11/29/24 (439)
S&P 500 Future Option .................. Call 7 4,060 5,800.00 10/18/24 (33)
S&P 500 Future Option .................. Call 7 4,067 5,810.00 10/18/24 (30)
S&P 500 Future Option .................. Call 8 4,740 5,925.00 10/31/24 (17)
E-Mini S&P 500 Future Option ............. Put 27 7,729 5,725.00 10/18/24 (51)
E-Mini S&P 500 Future Option ............. Put 36 9,900 5,500.00 10/18/24 (21)
E-Mini S&P 500 Future Option ............. Put 15 4,331 5,775.00 10/18/24 (38)
E-Mini S&P 500 Future Option ............. Put 30 8,550 5,700.00 10/18/24 (49)
E-Mini S&P 500 Future Option ............. Put 11 3,052 5,550.00 10/31/24 (15)
E-Mini S&P 500 Future Option ............. Put 18 4,972 5,525.00 10/31/24 (22)
E-Mini S&P 500 Future Option ............. Put 10 2,750 5,500.00 10/31/24 (11)
S&P 500 Future Option .................. Put 22 11,055 5,025.00 10/18/24 (7)
S&P 500 Future Option .................. Put 15 7,500 5,000.00 10/18/24 (5)
S&P 500 Future Option .................. Put 31 14,880 4,800.00 10/31/24 (13)
S&P 500 Future Option .................. Put 9 4,950 5,500.00 10/31/24 (23)
S&P 500 Future Option .................. Put 8 4,340 5,425.00 10/31/24 (17)
S&P 500 Future Option .................. Put 49 23,765 4,850.00 10/31/24 (24)
S&P 500 Future Option .................. Put 42 20,265 4,825.00 10/31/24 (18)
S&P 500 Future Option .................. Put 18 8,595 4,775.00 10/31/24 (7)
S&P 500 Future Option .................. Put 9 4,140 4,600.00 10/31/24 (3)
S&P 500 Future Option .................. Put 23 11,270 4,900.00 10/31/24 (12)

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
S&P 500 Future Option .................. Put 45 $ 22,162 $ 4,925.00 10/31/24 $ (23)
S&P 500 Future Option .................. Put 38 18,810 4,950.00 10/31/24 (21)
S&P 500 Future Option .................. Put 20 10,700 5,350.00 11/15/24 (71)
S&P 500 Future Option .................. Put 16 8,600 5,375.00 11/15/24 (61)
S&P 500 Future Option .................. Put 12 5,940 4,950.00 11/15/24 (16)
S&P 500 Future Option .................. Put 39 19,013 4,875.00 11/15/24 (42)
S&P 500 Future Option .................. Put 12 5,880 4,900.00 11/15/24 (14)
S&P 500 Future Option .................. Put 15 7,950 5,300.00 11/29/24 (65)
S&P 500 Future Option .................. Put 8 4,200 5,250.00 11/29/24 (30)
$ (1,222)
Exchanged-traded options on futures contacts purchased as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 30 $ 8,910 $ 5,940.00 10/18/24 $ 23
E-Mini S&P 500 Future Option ............. Call 15 4,463 5,950.00 10/18/24 10
S&P 500 Future Option .................. Call 14 8,218 5,870.00 10/18/24 25
E-Mini S&P 500 Future Option ............. Put 24 6,180 5,150.00 10/18/24 18
S&P 500 Future Option .................. Put 15 7,500 5,000.00 10/31/24 9
S&P 500 Future Option .................. Put 12 6,060 5,050.00 10/31/24 9
S&P 500 Future Option .................. Put 12 6,120 5,100.00 10/31/24 9
$ 103

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
34
Shares Security Description
Value
(000)
Common Stocks — 98.97%
Australia — 1.95%
693
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 15
8,826
ANZ Group Holdings Ltd. (Banks)(a) ... 185
4,589
APA Group (Gas Utilities)(a) ......... 25
1,807 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 73
485
ASX Ltd. (Capital Markets) .......... 21
452
Atlassian Corp., Class - A (Software)(a) .. 72
15,056
BHP Group Ltd. (Metals & Mining) ..... 468
1,230
BlueScope Steel Ltd. (Metals & Mining) . 19
4,202 Brambles Ltd. (Commercial Services &
Supplies) .................... 55
1,178 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 30
201 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 39
4,121 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 51
4,995
Commonwealth Bank of Australia (Banks) 466
1,781
Computershare Ltd. (Professional Services) 31
1,437
CSL Ltd. (Biotechnology) ............ 284
2,615
Dexus (Office REITs) ............... 14
4,675 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 16
5,009
Fortescue Ltd. (Metals & Mining) ...... 71
5,131
Goodman Group (Industrial REITs) ..... 131
7,323
Insurance Australia Group Ltd. (Insurance) 37
1,092
Macquarie Group Ltd. (Capital Markets) . 175
7,667
Medibank Pvt. Ltd. (Insurance) ........ 19
567 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 20
9,646
Mirvac Group (Diversified REITs) ...... 14
9,220
National Australia Bank Ltd. (Banks) .... 239
3,549 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 39
1,407
Orica Ltd. (Chemicals)(a) ............ 18
5,227
Origin Energy Ltd. (Electric Utilities) ... 36
7,966
Pilbara Minerals Ltd. (Metals & Mining)(a) 18
170
Pro Medicus Ltd. (Health Care Technology) 21
2,446
Qantas Airways Ltd. (Passenger Airlines)(a) 12
4,431
QBE Insurance Group Ltd. (Insurance)(a) 51
582 Ramsay Health Care Ltd. (Health Care
Providers & Services)(a) ......... 17
172 REA Group Ltd. (Interactive Media &
Services) .................... 24
687 Reece Ltd. (Trading Companies &
Distributors) ................. 13
1,106
Rio Tinto Ltd. (Metals & Mining) ...... 98
9,869 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 48
13,223
Scentre Group (Retail REITs) ......... 33
923
SEEK Ltd. (Interactive Media & Services) 16
584 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... 17
1,187 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 22
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
14,614
South32 Ltd. (Metals & Mining) ....... $ 37
7,299
Stockland (Diversified REITs) ......... 26
3,312
Suncorp Group Ltd. (Insurance) ....... 41
13,370 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 36
5,218
The GPT Group (Diversified REITs) .... 18
7,602 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 27
9,510 Transurban Group (Transportation
Infrastructure)(a) .............. 86
2,004
Treasury Wine Estates Ltd. (Beverages) .. 17
8,881
Vicinity Ltd. (Retail REITs)(b) ........ 14
760 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 18
3,302
Wesfarmers Ltd. (Broadline Retail) ..... 160
10,302
Westpac Banking Corp. (Banks) ....... 225
500
WiseTech Global Ltd. (Software)(a) ..... 47
5,565 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 96
3,627 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 83
3,984
Austria — 0.05%
1,031
Erste Group Bank AG (Banks)(b) ...... 57
383
OMV AG (Oil, Gas & Consumable Fuels) 16
243
Verbund AG (Electric Utilities) ........ 20
246
voestalpine AG (Metals & Mining) ..... 6
99
Belgium — 0.21%
444
Ageas SA/N.V. (Insurance) ........... 24
2,573 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 170
58
D'ieteren Group (Distributors) ......... 12
67
Elia Group SA/N.V. (Electric Utilities)(b) 8
293 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 23
752
KBC Group N.V. (Banks) ............ 60
1
Lotus Bakeries N.V. (Food Products)(b) .. 13
31
Sofina SA (Financial Services) ........ 9
206
Syensqo SA (Chemicals) ............. 18
384
UCB SA (Pharmaceuticals) ........... 69
508 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 14
420
Bermuda — 0.09%
1,153
Arch Capital Group Ltd. (Insurance)(a) .. 129
126
Everest Group Ltd. (Insurance) ........ 49
178

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada — 3.21%
1,481
Agnico Eagle Mines Ltd. (Metals & Mining) $ 119
400
Air Canada (Passenger Airlines)(a)(b) ... 5
2,342 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 129
800
AltaGas Ltd. (Gas Utilities) ........... 20
1,804 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 30
2,188
Bank of Montreal (Banks) ............ 197
5,246
Barrick Gold Corp. (Metals & Mining) .. 104
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 7
1,043 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 49
4,169
Brookfield Corp. (Capital Markets) ..... 221
92
BRP, Inc. (Leisure Products) .......... 5
786
CAE, Inc. (Aerospace & Defense)(a) .... 15
1,280 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 61
200 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 8
2,812 Canadian Imperial Bank of Commerce
(Banks) ..................... 173
1,575 Canadian National Railway Co. (Ground
Transportation) ............... 184
6,394 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 212
2,726 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 234
143 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 17
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 8
471 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 29
4,230 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 71
624
CGI, Inc. (IT Services)(a) ............ 72
60
Constellation Software, Inc. (Software) .. 195
835
Dollarama, Inc. (Broadline Retail) ...... 86
1,216 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 26
868
Emera, Inc. (Electric Utilities) ......... 34
400 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 12
6,336 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 258
62
Fairfax Financial Holdings Ltd. (Insurance) 78
2,644 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 36
100 FirstService Corp. (Real Estate Management
& Development) .............. 18
1,451
Fortis, Inc. (Electric Utilities) ......... 66
599
Franco-Nevada Corp. (Metals & Mining) . 74
195 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 33
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
647 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... $ 26
500 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 24
817
Great-West Lifeco, Inc. (Insurance) ..... 28
1,006
Hydro One Ltd. (Electric Utilities)(b) .... 35
300
iA Financial Corp., Inc. (Insurance) ..... 25
200
IGM Financial, Inc. (Capital Markets) ... 6
622 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 44
528
Intact Financial Corp. (Insurance)(b) .... 101
1,879
Ivanhoe Mines Ltd. (Metals & Mining)(a) 28
600 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 19
4,312
Kinross Gold Corp. (Metals & Mining) .. 40
474 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 63
339 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 92
2,272
Lundin Mining Corp. (Metals & Mining)(b) 24
821 Magna International, Inc. (Automobile
Components) ................. 34
5,479
Manulife Financial Corp. (Insurance) .... 162
825 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 16
713 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 45
972
National Bank of Canada (Banks) ...... 92
1,476
Nutrien Ltd. (Chemicals) ............ 71
200
Onex Corp. (Capital Markets) ......... 14
804
Open Text Corp. (Software)(b) ........ 27
990 Pan American Silver Corp. (Metals &
Mining) ..................... 21
400 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 10
1,668 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 69
1,727
Power Corp. of Canada (Insurance) ..... 54
500 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 13
877 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 63
1,078 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 43
4,161
Royal Bank of Canada (Banks) ........ 520
691
Saputo, Inc. (Food Products)(b) ........ 15
3,642
Shopify, Inc., Class - A (IT Services)(a) .. 293
339
Stantec, Inc. (Construction & Engineering) 27
1,726
Sun Life Financial, Inc. (Insurance) ..... 100
3,924 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 145
3,016 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 143
1,352 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 71

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,570 TELUS Corp. (Diversified
Telecommunication Services) ..... $ 26
250 TFI International, Inc. (Ground
Transportation) ............... 34
3,581
The Bank of Nova Scotia (Banks) ...... 195
271 The Descartes Systems Group, Inc.
(Software)(a) ................. 28
5,003
The Toronto-Dominion Bank (Banks) ... 317
489 Thomson Reuters Corp. (Professional
Services) .................... 83
836
TMX Group Ltd. (Capital Markets) ..... 26
200 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 20
945 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 44
783 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 140
136 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 13
1,343 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 82
367 WSP Global, Inc. (Construction &
Engineering) ................. 65
6,562
Chile — 0.02%
1,322
Antofagasta PLC (Metals & Mining) .... 36
Denmark — 0.86%
13 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 21
10 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 17
296
Carlsberg A/S, Class - B (Beverages) .... 35
372 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 48
2,041
Danske Bank A/S (Banks) ............ 61
292 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 11
492
DSV A/S (Air Freight & Logistics) ..... 102
193
Genmab A/S (Biotechnology)(a)(b) ..... 47
9,565 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 1,136
1,088
Novonesis (Novozymes) (Chemicals) ... 78
568
Orsted A/S (Electric Utilities)(a)(b) ..... 38
245 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 40
18 ROCKWOOL A/S, Class - B (Building
Products) .................... 8
861
Tryg A/S (Insurance)(b) ............. 20
2,997 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 66
196
Zealand Pharma A/S (Biotechnology)(a) . 24
1,752
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland — 0.26%
360 Elisa Oyj (Diversified Telecommunication
Services) .................... $ 19
1,491
Fortum Oyj (Electric Utilities) ......... 25
684 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 15
1,007
Kone Oyj, Class - B (Machinery) ....... 60
2,057
Metso Oyj (Machinery)(b) ........... 22
1,268
Neste Oyj (Oil, Gas & Consumable Fuels) 25
16,330
Nokia Oyj (Communications Equipment) . 71
9,180
Nordea Bank Abp (Banks) ........... 108
243
Orion Oyj, Class - B (Pharmaceuticals) .. 13
1,605
Sampo Oyj, A Shares (Insurance) ...... 75
1,248 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 16
1,655 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 55
1,231
Wartsila Oyj Abp (Machinery) ......... 28
532
France — 2.82%
575
Accor SA (Hotels, Restaurants & Leisure) 25
91 Aeroports de Paris SA (Transportation
Infrastructure) ................ 12
1,732
Air Liquide SA (Chemicals) .......... 334
1,742
Airbus SE (Aerospace & Defense) ...... 255
834
Alstom SA (Machinery)(a) ........... 17
152
Amundi SA (Capital Markets) ......... 11
151
Arkema SA (Chemicals) ............. 14
5,105
AXA SA (Insurance) ............... 197
104 BioMerieux (Health Care Equipment &
Supplies) .................... 12
3,103
BNP Paribas SA (Banks) ............. 213
1,613
Bollore SE (Entertainment) ........... 11
566
Bouygues SA (Construction & Engineering) 19
910 Bureau Veritas SA (Professional Services)
(b) ........................ 30
472
Capgemini SE (IT Services) .......... 102
1,803 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 31
1,382
Cie de Saint-Gobain SA (Building Products) 126
2,057 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 84
134
Covivio SA (Office REITs)(a) ......... 8
3,044
Credit Agricole SA (Banks) ........... 47
1,918
Danone SA (Food Products) .......... 140
1,989
Dassault Systemes SE (Software) ...... 79
755
Edenred SE (Financial Services) ....... 29
195
Eiffage SA (Construction & Engineering)(b) 19
5,423
Engie SA (Multi-Utilities) ............ 94
887 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 210
133
Eurazeo SE (Financial Services) ....... 11
116
Gecina SA (Office REITs)(b) .......... 13
1,232
Getlink SE (Transportation Infrastructure) 22

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
92 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. $ 227
127
Ipsen SA (Pharmaceuticals) ........... 16
225 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 65
568
Klepierre SA (Retail REITs) .......... 19
256 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 11
787
Legrand SA (Electrical Equipment) ..... 91
718
L'Oreal SA (Personal Care Products) .... 322
819 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 627
5,633 Orange SA (Diversified Telecommunication
Services)(b) .................. 65
603
Pernod Ricard SA (Beverages) ........ 91
689
Publicis Groupe SA (Media) .......... 75
593
Renault SA (Automobiles) ........... 26
734 Rexel SA (Trading Companies &
Distributors) ................. 21
1,017
Safran SA (Aerospace & Defense) ...... 239
3,374
Sanofi SA (Pharmaceuticals) .......... 388
88 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 18
1,606 Schneider Electric SE (Electrical
Equipment)(b) ................ 423
55
SEB SA (Household Durables)(b) ...... 6
2,177
Societe Generale SA (Banks) ......... 54
270
Sodexo SA (Hotels, Restaurants & Leisure) 22
202
Teleperformance SE (Professional Services) 21
294
Thales SA (Aerospace & Defense) ...... 47
6,364 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 413
305
Unibail-Rodamco-Westfield (Retail REITs) 27
2,067
Veolia Environnement SA (Multi-Utilities) 68
1,515
Vinci SA (Construction & Engineering) .. 177
2,075
Vivendi SE (Media) ................ 24
5,748
Germany — 2.25%
482 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 128
1,155
Allianz SE, Registered Shares (Insurance) 381
2,663
BASF SE (Chemicals) .............. 141
2,887 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 98
992 Bayerische Motoren Werke AG
(Automobiles) ................ 88
15 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 1
275
Bechtle AG (IT Services) ............ 12
306
Beiersdorf AG (Personal Care Products) .. 46
414 Brenntag SE (Trading Companies &
Distributors) ................. 31
99 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 8
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
3,162
Commerzbank AG (Banks) ........... $ 58
363
Continental AG (Automobile Components) 24
585
Covestro AG (Chemicals)(a) .......... 36
214 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 22
1,595
Daimler Truck Holding AG (Machinery) . 60
541 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 22
5,823 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 101
559
Deutsche Boerse AG (Capital Markets) .. 131
2,156 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 16
2,987
Deutsche Post AG (Air Freight & Logistics) 133
10,267 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 301
340
Dr. Ing. h.c. F. Porsche AG (Automobiles) 27
6,704
E.ON SE (Multi-Utilities) ............ 100
515
Evonik Industries AG (Chemicals) ...... 12
614 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 26
1,272 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 49
419
GEA Group AG (Machinery) ......... 21
179
Hannover Rueck SE (Insurance) ....... 51
385 Heidelberg Materials AG (Construction
Materials) ................... 42
263 Henkel AG & Co. KGaA (Household
Products) .................... 22
564 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 53
3,852 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 135
186
Knorr-Bremse AG (Machinery) ........ 17
193 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 20
2,168
Mercedes-Benz Group AG (Automobiles) 140
384
Merck KGaA (Pharmaceuticals) ....... 68
166 MTU Aero Engines AG (Aerospace &
Defense) .................... 52
408 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, R
Shares (Insurance) ............. 225
174
Nemetschek SE (Software) ........... 18
330 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 14
20
Rational AG (Machinery) ............ 20
129
Rheinmetall AG (Aerospace & Defense) . 70
1,905 RWE AG (Independent Power and
Renewable Electricity Producers) .. 69
3,106
SAP SE (Software) ................. 711
80 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 22
221
Scout24 SE (Interactive Media & Services) 19
2,256 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 457

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
1,863 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... $ 69
848 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 51
408
Symrise AG (Chemicals)(b) .......... 56
195
Talanx AG (Insurance) .............. 16
2,200 Vonovia SE (Real Estate Management &
Development)(a) .............. 80
708
Zalando SE (Specialty Retail)(a) ....... 23
4,593
Hong Kong — 0.53%
33,400
AIA Group Ltd. (Insurance) .......... 291
11,500
BOC Hong Kong Holdings Ltd. (Banks) . 36
6,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 28
8,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 48
1,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 10
5,000
CLP Holdings Ltd. (Electric Utilities) ... 44
97 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 9
7,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 35
2,000
Hang Seng Bank Ltd. (Banks) ......... 25
4,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 13
11,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 14
34,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 28
3,549 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 145
3,800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 14
8,011
Link REIT (Retail REITs)(a) .......... 40
4,000
MTR Corp. Ltd. (Ground Transportation) . 15
5,000 Power Assets Holdings Ltd. (Electric
Utilities) .................... 32
8,158
Prudential PLC (Insurance) ........... 76
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 9
4,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 49
1,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 9
4,000
Techtronic Industries Co. Ltd. (Machinery) 60
3,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 9
25,450
WH Group Ltd. (Food Products) ....... 20
6,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 21
1,080
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) — 1.04%
1,873
Accenture PLC, Class - A (IT Services) .. $ 663
322 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 30
248 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 23
4,074
AIB Group PLC (Banks) ............ 23
234
Allegion PLC (Building Products) ...... 34
805
Aptiv PLC (Automobile Components)(a) . 58
3,225
Bank of Ireland Group PLC (Banks) .... 36
276
DCC PLC (Industrial Conglomerates)(b) . 19
2,704
Experian PLC (Professional Services) ... 142
525 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 125
1,311 James Hardie Industries PLC (Construction
Materials)(a) ................. 52
487 Kerry Group PLC, Class - A (Food
Products)(b) ................. 50
465
Kingspan Group PLC (Building Products) 44
3,769 Medtronic PLC (Health Care Equipment &
Supplies) .................... 340
1,562 Smurfit WestRock PLC (Containers &
Packaging) .................. 77
919 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components)(a) ............... 139
669 Trane Technologies PLC (Building
Products) .................... 260
2,115
Israel — 0.20%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 7
3,649
Bank Hapoalim BM (Banks) .......... 37
4,740
Bank Leumi Le-Israel BM (Banks) ..... 46
285 Check Point Software Technologies Ltd.
(Software)(a) ................. 55
125
CyberArk Software Ltd. (Software)(a) ... 36
84
Elbit Systems Ltd. (Aerospace & Defense) 17
286
Global-e Online Ltd. (Broadline Retail)(a) 11
2,505
ICL Group Ltd. (Chemicals) .......... 11
1
Isracard Ltd. (Consumer Finance) ...... —
4,694
Israel Discount Bank Ltd., Class - A (Banks) 26
444
Mizrahi Tefahot Bank Ltd. (Banks) ..... 17
126
Monday.com Ltd. (Software)(a) ........ 35
181
Nice Ltd. (Software)(a) .............. 31
3,391 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 62
136
Wix.com Ltd. (IT Services)(a) ......... 23
414
Italy — 0.65%
466 Amplifon SpA (Health Care Providers &
Services) .................... 13
3,238
Banco BPM SpA (Banks) ............ 22

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ $ 12
54 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 6
23,895
Enel SpA (Electric Utilities)(b) ........ 191
6,796
Eni SpA (Oil, Gas & Consumable Fuels) . 103
386
Ferrari N.V. (Automobiles) ........... 181
1,831
FinecoBank Banca Fineco SpA (Banks) .. 31
2,886
Generali (Insurance) ................ 84
1,050 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 13
42,685
Intesa Sanpaolo SpA (Banks)(b) ....... 183
1,167
Leonardo SpA (Aerospace & Defense) ... 26
1,412 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 24
614 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 39
2,061
Nexi SpA (Financial Services)(a) ....... 14
1,363
Poste Italiane SpA (Insurance) ......... 19
880
Prysmian SpA (Electrical Equipment) ... 64
257 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 15
7,012
Snam SpA (Gas Utilities) ............ 36
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 7
4,220 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 38
4,489
UniCredit SpA (Banks) .............. 197
1,318
Japan — 5.64%
2,400 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 113
2,100 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 57
500
AGC, Inc. (Building Products) ........ 16
1,400
Ajinomoto Co., Inc. (Food Products) .... 54
300
ANA Holdings, Inc. (Passenger Airlines)(b) 6
4,500
Asahi Group Holdings Ltd. (Beverages)(b) 59
3,200
Asahi Kasei Corp. (Chemicals) ........ 24
2,000 Asics Corp. (Textiles, Apparel & Luxury
Goods)(b) ................... 42
5,500
Astellas Pharma, Inc. (Pharmaceuticals) .. 64
1,800 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 41
1,700 Bridgestone Corp. (Automobile
Components) ................. 66
800 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 16
3,000 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 99
1,100
Capcom Co. Ltd. (Entertainment) ...... 26
2,000 Central Japan Railway Co. (Ground
Transportation) ............... 46
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... $ 24
2,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 97
2,800
Concordia Financial Group Ltd. (Banks) . 16
1,200 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 21
1,000
Daifuku Co. Ltd. (Machinery) ......... 19
2,800
Dai-ichi Life Holdings, Inc. (Insurance) .. 73
5,300
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 175
800
Daikin Industries Ltd. (Building Products) 112
200 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 24
1,900 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 60
3,800 Daiwa Securities Group, Inc. (Capital
Markets) .................... 27
5,900
Denso Corp. (Automobile Components) .. 89
700
Dentsu Group, Inc. (Media) .......... 22
300 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 79
2,400 East Japan Railway Co. (Ground
Transportation) ............... 48
800
Eisai Co. Ltd. (Pharmaceuticals) ....... 30
7,800 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 43
2,900
FANUC Corp. (Machinery) ........... 85
600
Fast Retailing Co. Ltd. (Specialty Retail) . 199
300
Fuji Electric Co. Ltd. (Electrical Equipment) 18
3,300 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 85
5,000
Fujitsu Ltd. (IT Services)(b) .......... 103
1,000 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 13
600 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 19
100 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 22
300 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 7
14,000
Hitachi Ltd. (Industrial Conglomerates) .. 370
13,800
Honda Motor Co. Ltd. (Automobiles) ... 147
400
Hoshizaki Corp. (Machinery) ......... 14
1,000 Hoya Corp. (Health Care Equipment &
Supplies) .................... 139
800 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 8
300 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 9
2,500 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 18
3,000
Inpex Corp. (Oil, Gas & Consumable Fuels) 41
1,500
Isuzu Motors Ltd. (Automobiles) ....... 20
3,500 ITOCHU Corp. (Trading Companies &
Distributors) ................. 189

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ $ 7
3,000 Japan Exchange Group, Inc. (Capital
Markets) .................... 39
4,400
Japan Post Bank Co. Ltd. (Banks)(b) .... 41
6,500
Japan Post Holdings Co. Ltd. (Insurance)(b) 62
500
Japan Post Insurance Co. Ltd. (Insurance)(b) 9
3 Japan Real Estate Investment Corp. (Office
REITs) ..................... 12
1,600
JFE Holdings, Inc. (Metals & Mining)(b) . 22
1,100
Kajima Corp. (Construction & Engineering) 21
1,400
Kao Corp. (Personal Care Products) ..... 69
1,500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 23
4,500 KDDI Corp. (Wireless Telecommunication
Services) .................... 144
200 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 6
600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 287
2,000
Kikkoman Corp. (Food Products) ...... 23
2,800
Kirin Holdings Co. Ltd. (Beverages) .... 43
400 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 12
2,800
Komatsu Ltd. (Machinery) ........... 78
300
Konami Group Corp. (Entertainment) ... 31
3,200
Kubota Corp. (Machinery) ........... 46
4,000 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 47
700
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 12
6,700
LY Corp. (Interactive Media & Services) . 20
700
Makita Corp. (Machinery) ........... 24
4,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 71
900 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 15
1,500
Mazda Motor Corp. (Automobiles) ..... 11
200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 10
600
MEIJI Holdings Co. Ltd. (Food Products) 15
900
MINEBEA MITSUMI, Inc. (Machinery) . 18
3,200 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 21
10,000 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 208
5,700 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 92
3,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 51
3,100 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 22
9,700 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 145
32,700 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 335
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
7,800 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. $ 174
400
Mitsui Chemicals, Inc. (Chemicals) ..... 11
8,100 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 76
1,200 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 42
7,140
Mizuho Financial Group, Inc. (Banks) ... 148
600 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 10
3,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 92
5,100 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 101
700
NEC Corp. (IT Services) ............. 68
1,200
Nexon Co. Ltd. (Entertainment) ....... 24
2,600
NIDEC Corp. (Electrical Equipment) .... 55
3,100
Nintendo Co. Ltd. (Entertainment) ...... 166
20
Nippon Building Fund, Inc. (Office REITs) 18
3,000 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 23
5 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 9
600
Nippon Sanso Holdings Corp. (Chemicals) 22
2,500
Nippon Steel Corp. (Metals & Mining)(b) 56
89,600 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 92
1,400
Nippon Yusen KK (Marine Transportation) 51
7,400
Nissan Motor Co. Ltd. (Automobiles) ... 21
600 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 17
300
Nitori Holdings Co. Ltd. (Specialty Retail) 45
2,000
Nitto Denko Corp. (Chemicals) ........ 34
8,500
Nomura Holdings, Inc. (Capital Markets) . 44
400 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 11
1,200 Nomura Research Institute Ltd. (IT
Services) .................... 45
2,100
NTT Data Group Corp. (IT Services) .... 38
1,600 Obayashi Corp. (Construction &
Engineering) ................. 20
1,000
Obic Co. Ltd. (IT Services) ........... 35
3,500 Olympus Corp. (Health Care Equipment &
Supplies) .................... 67
500 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 23
1,300 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 17
100
Oracle Corp. Japan (Software) ......... 10
3,200 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 83
3,600
ORIX Corp. (Financial Services) ....... 84
1,000
Osaka Gas Co. Ltd. (Gas Utilities) ...... 23
600
Otsuka Corp. (IT Services) ........... 15

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,200
Otsuka Holdings Co. Ltd. (Pharmaceuticals) $ 68
1,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 26
6,600 Panasonic Holdings Corp. (Household
Durables) ................... 58
4,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 31
4,500 Recruit Holdings Co. Ltd. (Professional
Services) .................... 272
5,300 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 77
6,500
Resona Holdings, Inc. (Banks) ........ 46
1,600 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 17
400 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 5
600
SBI Holdings, Inc. (Capital Markets) .... 14
200 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 14
300
SCSK Corp. (IT Services) ............ 6
1,400 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 52
800 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 15
1,000 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 16
2,000
Sekisui House Ltd. (Household Durables) 56
6,900 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 104
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 9
800 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 27
200
Shimano, Inc. (Leisure Products) ....... 38
5,400
Shin-Etsu Chemical Co. Ltd. (Chemicals) 226
2,400
Shionogi & Co. Ltd. (Pharmaceuticals) .. 34
1,200
Shiseido Co. Ltd. (Personal Care Products) 33
1,000
Shizuoka Financial Group, Inc. (Banks) .. 9
200
SMC Corp. (Machinery) ............. 89
86,000 SoftBank Corp. (Wireless
Telecommunication Services) ..... 112
3,000 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 178
2,400
Sompo Holdings, Inc. (Insurance) ...... 54
18,500
Sony Group Corp. (Household Durables) . 358
2,000
Subaru Corp. (Automobiles) .......... 35
900 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 10
2,900 Sumitomo Corp. (Trading Companies &
Distributors) ................. 65
1,900 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 31
600 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 18
10,800 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 231
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,000
Sumitomo Mitsui Trust Group, Inc. (Banks) $ 48
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 27
300
Suntory Beverage & Food Ltd. (Beverages) 11
4,800
Suzuki Motor Corp. (Automobiles) ..... 54
1,500 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 30
1,800
T&D Holdings, Inc. (Insurance) ....... 32
500
Taisei Corp. (Construction & Engineering) 22
4,700 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 135
6,000 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 77
4,000 Terumo Corp. (Health Care Equipment &
Supplies) .................... 76
1,200
The Chiba Bank Ltd. (Banks) ......... 10
2,300 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 38
800
TIS, Inc. (IT Services) .............. 20
300
Toho Co. Ltd. (Entertainment) ......... 12
5,500
Tokio Marine Holdings, Inc. (Insurance) . 203
1,300 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 231
1,000
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 23
1,800
Tokyu Corp. (Ground Transportation) ... 23
600 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 18
3,400
Toray Industries, Inc. (Chemicals) ...... 20
300
TOTO Ltd. (Building Products) ........ 11
400
Toyota Industries Corp. (Machinery) .... 31
30,600
Toyota Motor Corp. (Automobiles) ..... 549
1,500 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 27
400
Trend Micro, Inc. (Software) .......... 24
1,200
Unicharm Corp. (Household Products) ... 43
1,400 West Japan Railway Co. (Ground
Transportation)(b) ............. 27
800
Yakult Honsha Co. Ltd. (Food Products) . 19
2,400
Yamaha Motor Co. Ltd. (Automobiles) .. 22
800
Yaskawa Electric Corp. (Machinery) .... 28
600 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 15
300 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 17
300
ZOZO, Inc. (Specialty Retail)(b) ....... 11
11,524
Jordan — 0.01%
509 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 13
Luxembourg — 0.03%
1,581
ArcelorMittal SA (Metals & Mining) .... 41

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Luxembourg (continued)
422 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. $ 27
68
Macau — 0.01%
7,600 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 19
Netherlands — 1.34%
1,484
ABN AMRO Bank N.V. (Banks) ....... 27
64
Adyen N.V. (Financial Services)(a)(b) ... 100
4,651
Aegon Ltd. (Insurance) .............. 30
504
Akzo Nobel N.V. (Chemicals) ......... 36
176
Argenx SE (Biotechnology)(a) ........ 95
145 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 96
1,189 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 988
524
ASR Nederland N.V. (Insurance) ....... 26
216 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 28
214
Euronext N.V. (Capital Markets) ....... 23
275
EXOR N.V. (Financial Services) ....... 29
1,557 Ferrovial SE (Construction & Engineering)
(a) ........................ 67
366
Heineken Holding N.V. (Beverages) .... 28
877
Heineken N.V. (Beverages) ........... 78
178 IMCD N.V. (Trading Companies &
Distributors) ................. 31
10,023
ING Groep N.V. (Banks) ............. 181
425
JDE Peet's N.V. (Food Products) ....... 9
2,861 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 99
10,003 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 41
770
NN Group N.V. (Insurance) ........... 38
761 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 182
248
OCI N.V. (Chemicals)(b) ............ 7
4,083
Prosus N.V. (Broadline Retail)(a)(b) .... 178
676 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 31
276
Randstad N.V. (Professional Services) ... 14
6,592
Stellantis N.V. (Automobiles) ......... 91
2,441 Universal Music Group N.V.
(Entertainment) ............... 64
751
Wolters Kluwer N.V. (Professional Services) 127
2,744
New Zealand — 0.07%
4,769 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 23
1,861 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 41
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand (continued)
1,764
Mercury NZ Ltd. (Electric Utilities) ..... $ 7
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 11
5,100 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 10
443
Xero Ltd. (Software)(a) ............. 45
137
Norway — 0.14%
1,069 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 23
2,744
DNB Bank ASA (Banks) ............ 56
2,721 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 69
485
Gjensidige Forsikring ASA (Insurance) .. 9
217 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 21
1,453
Mowi ASA (Food Products)(b) ........ 26
3,388
Norsk Hydro ASA (Metals & Mining) ... 22
1,866
Orkla ASA (Food Products) .......... 18
241
Salmar ASA (Food Products) ......... 13
1,828 Telenor ASA (Diversified
Telecommunication Services) ..... 23
438
Yara International ASA (Chemicals) .... 14
294
Poland — 0.01%
670
InPost SA (Air Freight & Logistics)(a) ... 13
Portugal — 0.04%
9,123
EDP SA (Electric Utilities) ........... 42
1,567 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 29
752 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 15
86
Singapore — 0.33%
11,741 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 26
13,047 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 21
6,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 16
6,007
DBS Group Holdings Ltd. (Banks) ..... 178
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 11
5,748 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 22
4,100
Keppel Ltd. (Industrial Conglomerates) .. 21
10,390 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 122
2,700
Sembcorp Industries Ltd. (Multi-Utilities) 12
4,400 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 23

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
3,300
Singapore Exchange Ltd. (Capital Markets) $ 29
4,100 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 15
25,100 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 63
3,800
United Overseas Bank Ltd. (Banks) ..... 95
5,000
Wilmar International Ltd. (Food Products) 13
667
Spain — 0.70%
54
Acciona SA (Electric Utilities) ........ 8
714 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 33
231 Aena SME SA (Transportation
Infrastructure) ................ 51
1,338 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 97
17,574 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 190
15,886
Banco de Sabadell SA (Banks) ........ 34
45,343
Banco Santander SA (Banks)(b) ....... 232
10,591
CaixaBank SA (Banks) .............. 63
1,476 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 60
991 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 17
802
Endesa SA (Electric Utilities) ......... 18
1,364
Grifols SA (Biotechnology)(a) ......... 15
18,496
Iberdrola SA (Electric Utilities) ........ 286
3,229 Industria de Diseno Textil SA (Specialty
Retail) ...................... 191
1,081
Redeia Corp. SA (Electric Utilities) ..... 21
3,525
Repsol SA (Oil, Gas & Consumable Fuels) 46
13,288 Telefonica SA (Diversified
Telecommunication Services) ..... 65
1,427
Sweden — 0.86%
812 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 24
779
Alfa Laval AB (Machinery) .......... 37
3,086 Assa Abloy AB, Class - B (Building
Products) .................... 104
7,773
Atlas Copco AB, Class - A (Machinery) .. 152
4,700
Atlas Copco AB, Class - B (Machinery) .. 81
1,237 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 20
764
Boliden AB (Metals & Mining) ........ 26
2,092
Epiroc AB, Class - A (Machinery) ...... 45
1,066
Epiroc AB, Class - B (Machinery) ...... 20
1,104
EQT AB (Capital Markets) ........... 38
1,896
Essity AB, Class - B (Household Products) 59
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
546 Evolution AB (Hotels, Restaurants &
Leisure) .................... $ 54
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 14
767 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 17
2,002 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 34
6,182 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 67
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
854
Husqvarna AB, B shares (Machinery) ... 6
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 10
451 Industrivarden AB, Class - C (Financial
Services) .................... 17
910
Indutrade AB (Machinery) ........... 28
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 10
5,230
Investor AB, Class - B (Financial Services) 162
169 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 10
580 Lifco AB, Class - B (Industrial
Conglomerates) ............... 19
4,601 Nibe Industrier AB, Class - B (Building
Products) .................... 25
1,012 Saab AB, Class - B (Aerospace & Defense)
(a) ........................ 22
678 Sagax AB, Class - B (Real Estate
Management & Development) ..... 19
3,271
Sandvik AB (Machinery) ............ 73
1,789 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 23
4,874 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 75
933 Skanska AB, Class - B (Construction &
Engineering) ................. 19
888
SKF AB, B shares (Machinery) ........ 18
2,064 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 30
4,521 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 46
2,539
Swedbank AB, Class - A (Banks) ....... 54
724 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 23
1,442 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 16
7,460 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 56
6,801 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 22
599
Trelleborg AB, Class - B (Machinery) ... 23
648
Volvo AB, Class - A (Machinery) ....... 17
4,503
Volvo AB, Class - B (Machinery) ...... 120

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
1,022 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ $ 3
1,745
Switzerland — 2.89%
4,722 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 274
513 Adecco Group AG (Professional Services)
(b) ........................ 17
1,469 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 147
214
Avolta AG (Specialty Retail)(b) ........ 9
75 Bachem Holding AG (Life Sciences Tools &
Services) .................... 6
117 Baloise Holding AG, Registered Shares
(Insurance) .................. 24
109 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 11
13 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 24
77
BKW AG (Electric Utilities) .......... 14
6 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 77
1,127
Chubb Ltd. (Insurance) .............. 325
1,620 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 257
541
Clariant AG, Registered Shares (Chemicals) 8
683
Coca-Cola HBC AG (Beverages) ....... 24
583
DSM-Firmenich AG (Chemicals) ...... 80
23
EMS-Chemie Holding AG (Chemicals) .. 19
475
Garmin Ltd. (Household Durables) ..... 84
107 Geberit AG, Registered Shares (Building
Products) .................... 70
28 Givaudan SA, Registered Shares
(Chemicals) .................. 154
29,911
Glencore PLC (Metals & Mining)(b) .... 171
86 Helvetia Holding AG, Registered Shares
(Insurance) .................. 15
1,549
Holcim AG (Construction Materials)(b) .. 152
652
Julius Baer Group Ltd. (Capital Markets) . 39
163 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 45
398 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 36
218 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 138
7,822 Nestle SA, Registered Shares (Food
Products) .................... 787
5,796 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 668
67 Partners Group Holding AG (Capital
Markets) .................... 101
2,062
Roche Holding AG (Pharmaceuticals) ... 660
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
96 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. $ 33
1,222
Sandoz Group AG (Pharmaceuticals) .... 51
142 Schindler Holding AG, Class - PC
(Machinery) ................. 42
50 Schindler Holding AG, Registered Shares
(Machinery) ................. 14
480 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 54
945
SIG Group AG (Containers & Packaging)(b) 21
460
Sika AG, Registered Shares (Chemicals)(b) 153
153 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 55
2,093 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 62
338 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 55
94
Swiss Life Holding AG (Insurance) ..... 79
288 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 32
889
Swiss Re AG (Insurance) ............ 123
79 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 52
164
Temenos AG, Registered Shares (Software) 11
108 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 5
98 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 21
9,797
UBS Group AG (Capital Markets) ...... 303
80
VAT Group AG (Machinery) .......... 41
417
Zurich Insurance Group AG (Insurance) .. 252
5,895
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.52%
2,840
3i Group PLC (Capital Markets) ....... 126
776
Admiral Group PLC (Insurance) ....... 29
3,739
Amcor PLC (Containers & Packaging) ... 42
978
Amcor PLC (Containers & Packaging) ... 11
3,854
Anglo American PLC (Metals & Mining) . 125
1,287 Ashtead Group PLC (Trading Companies &
Distributors) ................. 100
1,040 Associated British Foods PLC (Food
Products) .................... 32
4,604
AstraZeneca PLC (Pharmaceuticals)(b) .. 718
2,623 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 30
8,845
Aviva PLC (Insurance) .............. 57
8,941
BAE Systems PLC (Aerospace & Defense) 148
46,181
Barclays PLC (Banks)(b) ............ 139

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
2,421 Barratt Developments PLC (Household
Durables)(b) ................. $ 16
384 Berkeley Group Holdings PLC (Household
Durables)(a) ................. 24
48,344
BP PLC (Oil, Gas & Consumable Fuels) . 252
21,107 BT Group PLC (Diversified
Telecommunication Services) ..... 42
987 Bunzl PLC (Trading Companies &
Distributors) ................. 47
17,106
Centrica PLC (Multi-Utilities)(b) ....... 27
2,858
CNH Industrial N.V. (Machinery) ...... 32
623 Coca-Cola Europacific Partners PLC
(Beverages) .................. 49
5,133 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 165
433
Croda International PLC (Chemicals)(b) . 24
6,678
Diageo PLC (Beverages) ............ 233
466
Endeavour Mining PLC (Metals & Mining) 11
1,947 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 20
12,285
GSK PLC (Pharmaceuticals) .......... 250
19,558
Haleon PLC (Personal Care Products)(b) . 102
1,158 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 40
823 Hargreaves Lansdown PLC (Capital
Markets) .................... 12
54,880
HSBC Holdings PLC (Banks) ......... 492
3,731
Informa PLC (Media) ............... 41
503 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 55
498
Intertek Group PLC (Professional Services) 34
5,247 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 21
6,250
JD Sports Fashion PLC (Specialty Retail) 13
5,956
Kingfisher PLC (Specialty Retail) ...... 26
1,659 Land Securities Group PLC (Diversified
REITs) ..................... 14
18,863
Legal & General Group PLC (Insurance) . 57
180,308
Lloyds Banking Group PLC (Banks) .... 142
1,388 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 190
6,041
M&G PLC (Financial Services) ........ 17
4,007 Melrose Industries PLC (Aerospace &
Defense) .................... 24
1,103
Mondi PLC (Paper & Forest Products) ... 21
14,515
National Grid PLC (Multi-Utilities)(a) ... 201
19,603
NatWest Group PLC (Banks)(b) ....... 91
383
Next PLC (Broadline Retail) .......... 50
1,722 Pearson PLC (Diversified Consumer
Services) .................... 23
488
Pentair PLC (Machinery) ............ 48
795
Persimmon PLC (Household Durables) .. 17
2,089
Phoenix Group Holdings PLC (Insurance) 16
2,107 Reckitt Benckiser Group PLC (Household
Products) .................... 129
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
5,559
RELX PLC (Professional Services) ..... $ 262
7,480 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 37
3,347
Rio Tinto PLC (Metals & Mining) ...... 238
25,101 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 178
1,911
Schroders PLC (Capital Markets) ...... 9
4,202
Segro PLC (Industrial REITs)(a) ....... 49
838
Severn Trent PLC (Water Utilities)(b) ... 30
18,888 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 613
2,631 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 41
939 Smiths Group PLC (Industrial
Conglomerates) ............... 21
227
Spirax Group PLC (Machinery) ........ 23
3,275
SSE PLC (Electric Utilities)(a) ........ 83
7,078
Standard Chartered PLC (Banks) ....... 75
7,703 Taylor Wimpey PLC (Household Durables)
(b) ........................ 17
20,052 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 96
3,133
The Sage Group PLC (Software) ....... 43
7,377
Unilever PLC (Personal Care Products) .. 478
2,236
United Utilities Group PLC (Water Utilities) 31
69,908 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 70
473 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 20
310
Willis Towers Watson PLC (Insurance) .. 91
1,866
Wise PLC, Class - A (Financial Services)(a) 17
3,407
WPP PLC (Media) ................. 35
7,182
United States — 69.10%
1,634
3M Co. (Industrial Conglomerates) ..... 223
352
A.O. Smith Corp. (Building Products) ... 32
5,188 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 591
5,265
AbbVie, Inc. (Biotechnology) ......... 1,040
1,320
Adobe, Inc. (Software)(a) ............ 683
4,804 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 788
400
AECOM (Construction & Engineering) .. 41
1,579
Aflac, Inc. (Insurance) .............. 177
864 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 128
664 Air Products and Chemicals, Inc.
(Chemicals) .................. 198
1,321 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 168
463
Akamai Technologies, Inc. (IT Services)(a) 47
346
Albemarle Corp. (Chemicals) ......... 33

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
945 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... $ 17
505 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 60
214 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 54
800
Alliant Energy Corp. (Electric Utilities) .. 49
956
Ally Financial, Inc. (Consumer Finance) . 34
402 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 111
17,389 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 2,884
15,096 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 2,524
27,840
Amazon.com, Inc. (Broadline Retail)(a) .. 5,186
374 Amentum Holdings, Inc. (Professional
Services)(a) .................. 12
783
Ameren Corp. (Multi-Utilities) ........ 68
1,510 American Electric Power Co., Inc. (Electric
Utilities) .................... 155
1,659
American Express Co. (Consumer Finance) 450
987 American Homes 4 Rent, Class - A
(Residential REITs) ............ 38
1,895 American International Group, Inc.
(Insurance) .................. 139
1,388
American Tower Corp. (Specialized REITs) 323
581 American Water Works Co., Inc. (Water
Utilities) .................... 85
290
Ameriprise Financial, Inc. (Capital Markets) 136
662
AMETEK, Inc. (Electrical Equipment) ... 114
1,605
Amgen, Inc. (Biotechnology) ......... 517
3,548 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 231
1,481 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 341
1,546 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 31
256
ANSYS, Inc. (Software)(a) ........... 82
576
Aon PLC, Class - A (Insurance) ........ 199
935
APA Corp. (Oil, Gas & Consumable Fuels) 23
1,171 Apollo Global Management, Inc. (Financial
Services) .................... 146
43,305 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 10,089
2,427 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 490
624
AppLovin Corp., Class - A (Software)(a) . 81
1,448 Archer-Daniels-Midland Co. (Food
Products) .................... 87
552 Ares Management Corp., Class - A (Capital
Markets) .................... 86
797 Arista Networks, Inc. (Communications
Equipment)(a) ................ 306
638
Arthur J. Gallagher & Co. (Insurance) ... 180
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
95
Aspen Technology, Inc. (Software)(a) ... $ 23
147
Assurant, Inc. (Insurance) ............ 29
21,355 AT&T, Inc. (Diversified Telecommunication
Services) .................... 470
424
Atmos Energy Corp. (Gas Utilities) ..... 59
635
Autodesk, Inc. (Software)(a) .......... 175
1,237 Automatic Data Processing, Inc.
(Professional Services) .......... 342
53
AutoZone, Inc. (Specialty Retail)(a) ..... 167
415 AvalonBay Communities, Inc. (Residential
REITs) ..................... 93
2,035 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 53
257 Avery Dennison Corp. (Containers &
Packaging) .................. 57
204 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 82
2,953 Baker Hughes Co. (Energy Equipment &
Services) .................... 107
944
Ball Corp. (Containers & Packaging) .... 64
20,660
Bank of America Corp. (Banks) ........ 820
715
Bath & Body Works, Inc. (Specialty Retail) 23
1,504 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 57
871 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 210
524
Bentley Systems, Inc., Class - B (Software) 27
3,923 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 1,806
598
Best Buy Co., Inc. (Specialty Retail) .... 62
404
Biogen, Inc. (Biotechnology)(a) ....... 78
552 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 39
68 Bio-Rad Laboratories, Inc., Class - A (Life
Sciences Tools & Services)(a) ..... 23
466 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 37
435
Blackrock Finance, Inc. (Capital Markets) 413
2,127
Blackstone, Inc. (Capital Markets) ...... 326
1,662
Block, Inc. (Financial Services)(a) ...... 112
102 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 430
389 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 63
4,322 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 362
6,062
Bristol-Myers Squibb Co. (Pharmaceuticals) 314
13,152 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 2,269
346 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 74
300 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers)(b) ......... 10
703
Brown & Brown, Inc. (Insurance) ...... 73
550
Brown-Forman Corp., Class - B (Beverages) 27

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
354 Builders FirstSource, Inc. (Building
Products)(a) .................. $ 69
445
Bunge Global SA (Food Products) ...... 43
197
Burlington Stores, Inc. (Specialty Retail)(a) 52
473
BXP, Inc. (Office REITs) ............ 38
809
Cadence Design Systems, Inc. (Software)(a) 219
264
Camden Property Trust (Residential REITs) 33
579
Campbell Soup Co. (Food Products) .... 28
1,123 Capital One Financial Corp. (Consumer
Finance) .................... 168
776 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 86
126
Carlisle Cos., Inc. (Building Products) ... 57
677
Carlyle Group, Inc. (Capital Markets) ... 29
472
CarMax, Inc. (Specialty Retail)(a) ...... 37
2,449
Carrier Global Corp. (Building Products) . 197
555
Catalent, Inc. (Pharmaceuticals)(a) ..... 34
1,455
Caterpillar, Inc. (Machinery) .......... 569
315
Cboe Global Markets, Inc. (Capital Markets) 65
931 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 116
388 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 88
342
Celanese Corp. (Chemicals) .......... 46
446
Celsius Holdings, Inc. (Beverages)(a) ... 14
558 Cencora, Inc. (Health Care Providers &
Services) .................... 126
1,632 Centene Corp. (Health Care Providers &
Services)(a) .................. 123
1,903
CenterPoint Energy, Inc. (Multi-Utilities) . 56
584
CF Industries Holdings, Inc. (Chemicals) . 50
349 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 39
156 Charles River Laboratories International,
Inc. (Life Sciences Tools & Services)
(a) ........................ 31
288 Charter Communications, Inc., Class - A
(Media)(a) ................... 93
708 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 127
5,163 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 760
4,150 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 239
164 Chord Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 21
687 Church & Dwight Co., Inc. (Household
Products) .................... 72
464
Cincinnati Financial Corp. (Insurance) ... 63
1,108 Cintas Corp. (Commercial Services &
Supplies) .................... 228
11,878 Cisco Systems, Inc. (Communications
Equipment) .................. 632
5,679
Citigroup, Inc. (Banks) .............. 356
1,484
Citizens Financial Group, Inc. (Banks) ... 61
859
Cloudflare, Inc., Class - A (IT Services)(a) 69
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,080
CME Group, Inc. (Capital Markets) ..... $ 238
886
CMS Energy Corp. (Multi-Utilities) ..... 63
1,492 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 115
532 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 95
2,324 Colgate-Palmolive Co. (Household
Products) .................... 241
11,750
Comcast Corp., Class - A (Media) ...... 491
1,427
Conagra Brands, Inc. (Food Products) ... 46
3,477 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 366
1,043
Consolidated Edison, Inc. (Multi-Utilities) 109
483 Constellation Brands, Inc., Class - A
(Beverages) .................. 124
965 Constellation Energy Corp. (Electric
Utilities) .................... 251
2,502 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 131
2,365 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 107
208
Corpay, Inc. (Software)(a) ............ 65
2,104
Corteva, Inc. (Chemicals) ............ 124
1,194 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 90
1,311 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 1,162
2,250 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 54
2,077
CRH PLC (Construction Materials) ..... 193
675 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 189
1,282
Crown Castle, Inc. (Specialized REITs) .. 152
370 Crown Holdings, Inc. (Containers &
Packaging) .................. 35
5,871
CSX Corp. (Ground Transportation) .... 203
411
Cummins, Inc. (Machinery) .......... 133
3,722 CVS Health Corp. (Health Care Providers &
Services) .................... 234
907
D.R. Horton, Inc. (Household Durables) .. 173
1,976 Danaher Corp. (Life Sciences Tools &
Services) .................... 549
363 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 60
847
Datadog, Inc., Class - A (Software)(a) ... 97
187 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 31
449
Dayforce, Inc. (Professional Services)(a) . 28
480 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 77
791
Deere & Co. (Machinery) ............ 330
841 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 100
418
Delta Air Lines, Inc. (Passenger Airlines) . 21

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,934 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. $ 76
1,169 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 78
508 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 88
185 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 39
982 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 159
754 Discover Financial Services (Consumer
Finance) .................... 106
612
DocuSign, Inc. (Software)(a) .......... 38
643 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 54
623 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 44
2,472
Dominion Energy, Inc. (Multi-Utilities) .. 143
104 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 45
944 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 135
411
Dover Corp. (Machinery) ............ 79
2,107
Dow, Inc. (Chemicals) .............. 115
1,255 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 49
617
DTE Energy Co. (Multi-Utilities) ...... 79
2,250
Duke Energy Corp. (Electric Utilities) ... 259
1,224
DuPont de Nemours, Inc. (Chemicals) ... 109
772
Dynatrace, Inc. (Software)(a) ......... 41
394
Eastman Chemical Co. (Chemicals) ..... 44
1,194
Eaton Corp. PLC (Electrical Equipment) . 396
1,599
eBay, Inc. (Broadline Retail) .......... 104
751
Ecolab, Inc. (Chemicals) ............. 192
1,122
Edison International (Electric Utilities) .. 98
1,771 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 117
779
Electronic Arts, Inc. (Entertainment) .... 112
703 Elevance Health, Inc. (Health Care
Providers & Services) ........... 366
2,399
Eli Lilly & Co. (Pharmaceuticals) ...... 2,125
139 EMCOR Group, Inc. (Construction &
Engineering) ................. 60
1,714
Emerson Electric Co. (Electrical Equipment) 187
403 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 46
440 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 50
638
Entergy Corp. (Electric Utilities) ....... 84
1,715 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 211
171
EPAM Systems, Inc. (IT Services)(a) .... 34
1,583
EQT Corp. (Oil, Gas & Consumable Fuels) 58
359
Equifax, Inc. (Professional Services) .... 105
280
Equinix, Inc. (Specialized REITs) ...... 249
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
940 Equitable Holdings, Inc. (Financial
Services) .................... $ 40
554 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 40
1,075
Equity Residential (Residential REITs) .. 80
812
Essential Utilities, Inc. (Water Utilities) .. 31
175 Essex Property Trust, Inc. (Residential
REITs) ..................... 52
721
Evergy, Inc. (Electric Utilities) ........ 45
1,042
Eversource Energy (Electric Utilities) ... 71
524
Exact Sciences Corp. (Biotechnology)(a) . 36
2,947
Exelon Corp. (Electric Utilities) ....... 120
541 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 44
377 Expedia Group, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 56
454 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 60
624 Extra Space Storage, Inc. (Specialized
REITs) ..................... 112
13,317 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,561
153
F5, Inc. (Communications Equipment)(a) . 34
111 FactSet Research Systems, Inc. (Capital
Markets) .................... 51
74
Fair Isaac Corp. (Software)(a) ......... 144
1,641 Fastenal Co. (Trading Companies &
Distributors) ................. 117
715
FedEx Corp. (Air Freight & Logistics) ... 196
486 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 95
113 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 22
676
Fidelity National Financial, Inc. (Insurance) 42
1,637 Fidelity National Information Services, Inc.
(Financial Services) ............ 137
2,086
Fifth Third Bancorp (Banks) .......... 89
32 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 59
297 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 74
1,607
FirstEnergy Corp. (Electric Utilities) .... 71
1,710
Fiserv, Inc. (Financial Services)(a) ...... 307
11,125
Ford Motor Co. (Automobiles) ........ 117
1,951
Fortinet, Inc. (Software)(a) ........... 151
1,031
Fortive Corp. (Machinery) ........... 81
336 Fortune Brands Innovations, Inc. (Building
Products) .................... 30
678
Fox Corp., Class - A (Media) .......... 29
244
Fox Corp., Class - B (Media) ......... 9
748
Franklin Resources, Inc. (Capital Markets) 15
4,226
Freeport-McMoRan, Inc. (Metals & Mining) 211
730 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 38
233
Gartner, Inc. (IT Services)(a) .......... 118

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,293 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... $ 121
810
GE Vernova, Inc. (Electrical Equipment)(a) 207
1,748
Gen Digital, Inc. (Software) .......... 48
685 General Dynamics Corp. (Aerospace &
Defense) .................... 207
3,242 General Electric Co. (Industrial
Conglomerates) ............... 611
1,713
General Mills, Inc. (Food Products) ..... 127
3,476
General Motors Co. (Automobiles) ..... 156
414
Genuine Parts Co. (Distributors) ....... 58
3,744
Gilead Sciences, Inc. (Biotechnology) ... 314
778
Global Payments, Inc. (Financial Services) 80
391
GoDaddy, Inc., Class - A (IT Services)(a) . 61
486
Graco, Inc. (Machinery) ............. 43
2,649 Halliburton Co. (Energy Equipment &
Services) .................... 77
578 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 235
2,234 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 51
133
HEICO Corp. (Aerospace & Defense) ... 35
225 HEICO Corp., Class - A (Aerospace &
Defense) .................... 46
391 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 29
809
Hess Corp. (Oil, Gas & Consumable Fuels) 110
3,805 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 78
472 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 21
732 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 169
727 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 59
1,913 Honeywell International, Inc. (Industrial
Conglomerates) ............... 395
911
Hormel Foods Corp. (Food Products) .... 29
2,156 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 38
1,180 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 118
2,896 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 104
155
Hubbell, Inc. (Electrical Equipment) .... 66
139
HubSpot, Inc. (Software)(a) .......... 74
376 Humana, Inc. (Health Care Providers &
Services) .................... 119
4,354
Huntington Bancshares, Inc. (Banks) .... 64
122 Huntington Ingalls Industries, Inc.
(Aerospace & Defense) ......... 32
114 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 17
222
IDEX Corp. (Machinery) ............ 48
245 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 124
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
823
Illinois Tool Works, Inc. (Machinery) .... $ 216
465 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 61
560
Incyte Corp. (Biotechnology)(a) ....... 37
1,189
Ingersoll Rand, Inc. (Machinery) ....... 117
205 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 48
12,728 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 299
1,693 Intercontinental Exchange, Inc. (Capital
Markets) .................... 272
2,715 International Business Machines Corp. (IT
Services) .................... 600
759 International Flavors & Fragrances, Inc.
(Chemicals) .................. 80
1,039 International Paper Co. (Containers &
Packaging) .................. 51
832
Intuit, Inc. (Software) ............... 517
1,049 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 515
1,844
Invitation Homes, Inc. (Residential REITs) 65
545 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 129
858
Iron Mountain, Inc. (Specialized REITs) . 102
403 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 48
221 Jack Henry & Associates, Inc. (Financial
Services) .................... 39
374 Jacobs Solutions, Inc. (Professional
Services) .................... 49
246 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 42
7,114
Johnson & Johnson (Pharmaceuticals) ... 1,153
2,015 Johnson Controls International PLC
(Building Products) ............ 156
8,550
JPMorgan Chase & Co. (Banks) ....... 1,803
967 Juniper Networks, Inc. (Communications
Equipment) .................. 38
802
Kellanova (Food Products) ........... 65
5,669
Kenvue, Inc. (Personal Care Products) ... 131
3,329
Keurig Dr Pepper, Inc. (Beverages) ..... 125
2,950
KeyCorp (Banks) .................. 49
537 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 85
1,019
Kimberly-Clark Corp. (Household Products) 145
2,069
Kimco Realty Corp. (Retail REITs) ..... 48
5,984 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 132
1,880
KKR & Co., Inc. (Capital Markets) ..... 245
396 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 307
490 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 26
561 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 133

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
264 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... $ 59
384 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 313
429 Lamb Weston Holdings, Inc. (Food
Products) .................... 28
1,115 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 56
388 Leidos Holdings, Inc. (Professional
Services) .................... 63
746 Lennar Corp., Class - A (Household
Durables) ................... 140
100 Lennox International, Inc. (Building
Products) .................... 60
592 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 46
1,415
Linde PLC (Chemicals) ............. 675
487 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 53
802
LKQ Corp. (Distributors) ............ 32
639 Lockheed Martin Corp. (Aerospace &
Defense) .................... 374
591
Loews Corp. (Insurance) ............. 47
1,648
Lowe's Cos., Inc. (Specialty Retail) ..... 446
233 LPL Financial Holdings, Inc. (Capital
Markets) .................... 54
779 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 75
503
M&T Bank Corp. (Banks) ............ 90
188
Manhattan Associates, Inc. (Software)(a) . 53
1,882 Marathon Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 50
1,074 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 175
116 MarketAxess Holdings, Inc. (Capital
Markets) .................... 30
750 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 186
1,474
Marsh & McLennan Cos., Inc. (Insurance) 329
180 Martin Marietta Materials, Inc.
(Construction Materials) ......... 97
2,647 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 191
698
Masco Corp. (Building Products) ....... 59
2,454 Mastercard, Inc., Class - A (Financial
Services) .................... 1,212
844 Match Group, Inc. (Interactive Media &
Services)(a) .................. 32
741
McCormick & Co., Inc. (Food Products) . 61
2,148 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 654
395 McKesson Corp. (Health Care Providers &
Services) .................... 195
7,559
Merck & Co., Inc. (Pharmaceuticals) .... 858
1,701
MetLife, Inc. (Insurance) ............ 140
64 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 96
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
721 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ $ 28
1,594 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 128
3,294 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 342
21,000
Microsoft Corp. (Software) ........... 9,035
470
MicroStrategy, Inc. (Software)(a) ...... 79
373 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 59
947
Moderna, Inc. (Biotechnology)(a) ...... 63
171 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 59
568 Molson Coors Beverage Co., Class - B
(Beverages) .................. 33
4,038 Mondelez International, Inc., Class - A
(Food Products) ............... 297
216
MongoDB, Inc. (IT Services)(a) ....... 58
147 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 136
2,355
Monster Beverage Corp. (Beverages)(a) .. 123
488
Moody's Corp. (Capital Markets) ....... 232
3,621
Morgan Stanley (Capital Markets) ...... 377
504 Motorola Solutions, Inc. (Communications
Equipment) .................. 227
1,261
Nasdaq, Inc. (Capital Markets) ........ 92
631 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 78
1,275
Netflix, Inc. (Entertainment)(a) ........ 904
289 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 33
3,429
Newmont Corp. (Metals & Mining) ..... 183
1,230
News Corp., Class - A (Media) ........ 33
6,103
NextEra Energy, Inc. (Electric Utilities) .. 516
3,597 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 318
1,317
NiSource, Inc. (Multi-Utilities) ........ 46
154
Nordson Corp. (Machinery) .......... 40
669 Norfolk Southern Corp. (Ground
Transportation) ............... 166
640
Northern Trust Corp. (Capital Markets) .. 58
428 Northrop Grumman Corp. (Aerospace &
Defense) .................... 226
605
NRG Energy, Inc. (Electric Utilities) .... 55
739
Nucor Corp. (Metals & Mining) ....... 111
73,119 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 8,879
10
NVR, Inc. (Household Durables)(a) ..... 98
1,974 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 102
457
Okta, Inc. (IT Services)(a) ............ 34
576 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 114
598
Omnicom Group, Inc. (Media) ........ 62

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,275 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... $ 93
1,731 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 158
4,939
Oracle Corp. (Software) ............. 842
180 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 207
1,202
Otis Worldwide Corp. (Machinery) ..... 125
730
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 28
250
Owens Corning (Building Products) .... 44
1,549
PACCAR, Inc. (Machinery) .......... 153
243 Packaging Corp. of America (Containers &
Packaging) .................. 52
958
Palo Alto Networks, Inc. (Software)(a) ... 327
1,520
Paramount Global, Class - B (Media) .... 16
374
Parker-Hannifin Corp. (Machinery) ..... 236
954
Paychex, Inc. (Professional Services) .... 128
162 Paycom Software, Inc. (Professional
Services) .................... 27
2,915 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 227
4,042
PepsiCo, Inc. (Beverages) ............ 687
16,746
Pfizer, Inc. (Pharmaceuticals) ......... 485
6,020
PG&E Corp. (Electric Utilities) ........ 119
1,281
Phillips 66 (Oil, Gas & Consumable Fuels) 168
1,803 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 58
117
Pool Corp. (Distributors) ............ 44
693
PPG Industries, Inc. (Chemicals) ....... 92
2,211
PPL Corp. (Electric Utilities) .......... 73
723
Principal Financial Group, Inc. (Insurance) 62
2,757
Prologis, Inc. (Industrial REITs) ....... 348
1,093
Prudential Financial, Inc. (Insurance) .... 132
337
PTC, Inc. (Software)(a) ............. 61
1,468 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 131
470
Public Storage (Specialized REITs) ..... 171
667
PulteGroup, Inc. (Household Durables) .. 96
935 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 47
304 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 31
3,284 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 558
420 Quanta Services, Inc. (Construction &
Engineering) ................. 125
329 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 51
609 Raymond James Financial, Inc. (Capital
Markets) .................... 75
547 RB Global, Inc. (Commercial Services &
Supplies) .................... 44
2,627
Realty Income Corp. (Retail REITs) ..... 167
563
Regency Centers Corp. (Retail REITs) ... 41
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
319 Regeneron Pharmaceuticals, Inc.
(Biotechnology)(a) ............. $ 335
2,806
Regions Financial Corp. (Banks) ....... 65
175
Reliance, Inc. (Metals & Mining) ...... 51
620 Republic Services, Inc. (Commercial
Services & Supplies) ........... 125
430 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 105
374 Revvity, Inc. (Life Sciences Tools &
Services) .................... 48
2,371 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 27
1,747 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 41
1,442 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 64
334 Rockwell Automation, Inc. (Electrical
Equipment) .................. 90
369
Roku, Inc. (Entertainment)(a) ......... 28
720 Rollins, Inc. (Commercial Services &
Supplies) .................... 36
309
Roper Technologies, Inc. (Software) .... 172
1,011
Ross Stores, Inc. (Specialty Retail) ..... 152
721 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 128
1,170 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 33
384
RPM International, Inc. (Chemicals) .... 46
3,979
RTX Corp. (Aerospace & Defense) ..... 482
955
S&P Global, Inc. (Capital Markets) ..... 493
2,892
Salesforce, Inc. (Software) ........... 792
580
Samsara, Inc., Class - A (Software)(a) ... 28
322 SBA Communications Corp. (Specialized
REITs) ..................... 78
4,280 Schlumberger N.V. (Energy Equipment &
Services) .................... 180
620 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 68
194
SEI Investments Co. (Capital Markets) .. 13
1,775
Sempra (Multi-Utilities) ............. 148
608
ServiceNow, Inc. (Software)(a) ........ 544
978
Simon Property Group, Inc. (Retail REITs) 165
468 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 46
3,500 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 37
153
Snap-on, Inc. (Machinery) ........... 44
913
Snowflake, Inc., Class - A (IT Services)(a) 105
408 Solventum Corp. (Health Care Providers &
Services)(a) .................. 28
410
Southwest Airlines Co. (Passenger Airlines) 12
459
Stanley Black & Decker, Inc. (Machinery) 51
3,402 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 332
867
State Street Corp. (Capital Markets) ..... 77

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
482
Steel Dynamics, Inc. (Metals & Mining) . $ 61
293 STERIS PLC (Health Care Equipment &
Supplies) .................... 71
1,015 Stryker Corp. (Health Care Equipment &
Supplies) .................... 367
387
Sun Communities, Inc. (Residential REITs) 52
1,291
Synchrony Financial (Consumer Finance) 64
454
Synopsys, Inc. (Software)(a) .......... 230
1,505 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 117
671
T. Rowe Price Group, Inc. (Capital Markets) 73
499 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 77
647 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 96
1,404 Target Corp. (Consumer Staples Distribution
& Retail) .................... 219
142 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 62
143 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 35
456 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 61
8,513
Tesla, Inc. (Automobiles)(a) .......... 2,227
2,701 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 558
54 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 48
619
Textron, Inc. (Aerospace & Defense) .... 55
2,030 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 41
779
The Allstate Corp. (Insurance) ......... 148
2,222 The Bank of New York Mellon Corp.
(Capital Markets) .............. 160
1,756
The Boeing Co. (Aerospace & Defense)(a) 267
4,507 The Charles Schwab Corp. (Capital
Markets) .................... 292
841 The Cigna Group (Health Care Providers &
Services) .................... 291
362
The Clorox Co. (Household Products) ... 59
12,071
The Coca-Cola Co. (Beverages) ....... 867
584 The Cooper Cos., Inc. (Health Care
Equipment & Supplies)(a) ....... 64
682 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 68
958 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 474
929 The Hartford Financial Services Group, Inc.
(Insurance) .................. 109
450
The Hershey Co. (Food Products) ...... 86
2,934
The Home Depot, Inc. (Specialty Retail) . 1,189
1,159
The Interpublic Group of Cos., Inc. (Media) 37
313
The J.M. Smucker Co. (Food Products) .. 38
2,822
The Kraft Heinz Co. (Food Products) .... 99
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,078 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... $ 119
996
The Mosaic Co. (Chemicals) .......... 27
1,209 The PNC Financial Services Group, Inc.
(Banks) ..................... 223
7,020 The Procter & Gamble Co. (Household
Products) .................... 1,216
1,763
The Progressive Corp. (Insurance) ...... 447
705
The Sherwin-Williams Co. (Chemicals) .. 269
3,240
The Southern Co. (Electric Utilities) .... 292
3,293
The TJX Cos., Inc. (Specialty Retail) .... 387
309
The Toro Co. (Machinery) ............ 27
1,335
The Trade Desk, Inc., Class - A (Media)(a) 146
669
The Travelers Cos., Inc. (Insurance) ..... 157
5,435
The Walt Disney Co. (Entertainment) .... 523
3,573 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 163
1,130 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 699
1,588 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 328
927
Toast, Inc., Class - A (Financial Services)(a) 26
326
Tractor Supply Co. (Specialty Retail) .... 95
328 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 41
164 TransDigm Group, Inc. (Aerospace &
Defense) .................... 234
576
TransUnion (Professional Services) ..... 60
756 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 47
3,828
Truist Financial Corp. (Banks) ......... 164
466
Twilio, Inc., Class - A (IT Services)(a) ... 30
126
Tyler Technologies, Inc. (Software)(a) ... 74
861
Tyson Foods, Inc., Class - A (Food Products) 51
4,519
U.S. Bancorp (Banks) ............... 207
5,555 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 418
1,007
UDR, Inc. (Residential REITs) ........ 46
303 U-Haul Holding Co. (Ground
Transportation) ............... 22
148
Ulta Beauty, Inc. (Specialty Retail)(a) ... 58
1,816 Union Pacific Corp. (Ground
Transportation) ............... 448
2,155 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 294
203 United Rentals, Inc. (Trading Companies &
Distributors) ................. 164
135 United Therapeutics Corp. (Biotechnology)
(a) ........................ 48
2,740 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 1,602
958 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 129
451 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 95
1,208
Ventas, Inc. (Health Care REITs) ....... 77

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
711 Veralto Corp. (Commercial Services &
Supplies) .................... $ 80
282
VeriSign, Inc. (IT Services)(a) ......... 54
439 Verisk Analytics, Inc. (Professional
Services) .................... 118
12,503 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 562
776 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 361
1,136 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 113
3,592
Viatris, Inc. (Pharmaceuticals) ......... 42
2,995
VICI Properties, Inc. (Specialized REITs) 100
4,704
Visa, Inc., Class - A (Financial Services) . 1,293
1,037 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 123
385 Vulcan Materials Co. (Construction
Materials) ................... 96
958
W.R. Berkley Corp. (Insurance) ........ 54
125 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 130
2,219 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 20
13,107 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 1,058
6,856 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 57
1,209 Waste Management, Inc. (Commercial
Services & Supplies) ........... 251
175 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 63
96 Watsco, Inc. (Trading Companies &
Distributors) ................. 47
940
WEC Energy Group, Inc. (Multi-Utilities) 90
10,446
Wells Fargo & Co. (Banks) ........... 590
1,802
Welltower, Inc. (Health Care REITs) .... 231
217 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 65
954 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 65
536 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 97
121
Westlake Corp. (Chemicals) .......... 18
2,170
Weyerhaeuser Co. (Specialized REITs) .. 73
364
Williams-Sonoma, Inc. (Specialty Retail) . 56
635
Workday, Inc., Class - A (Software)(a) ... 155
681
WP Carey, Inc. (Diversified REITs) ..... 42
328 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 31
1,615
Xcel Energy, Inc. (Electric Utilities) ..... 105
704
Xylem, Inc. (Machinery) ............. 95
821 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 115
151 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 56
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
567 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... $ 36
613 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 66
1,346
Zoetis, Inc. (Pharmaceuticals) ......... 263
710 Zoom Video Communications, Inc., Class -
A (Software)(a) ............... 50
259
Zscaler, Inc. (Software)(a) ............ 44
140,953
Uruguay — 0.14%
136
MercadoLibre, Inc. (Broadline Retail)(a) . 279
Total Common Stocks .............. 201,877
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Company — 0.75%
Money Market Funds — 0.75%
1,525,679 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.90%(d) .................... 1,526
Total Investment Company .......... 1,526
Total Investments (cost $121,780 ) —
99.72% ..................... 203,403
Other assets in excess of liabilities —
0.28% ...................... 581
Net Assets - 100.00% $ 203,984
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
September 30, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024.
Amounts designated as "—" indicate the Specialist Manager
did not manage any holdings in that category.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ...................................................................................................................................................... 98.97% — 98.97%
Warrant .................................................................................................................................................................... 0.00% — 0.00%
Investment Companies ............................................................................................................................................. 0.03% 0.72% 0.75%
Other Assets (Liabilities) ......................................................................................................................................... 0.18% 0.10% 0.28%
Total Net Assets .................................................................................................................................................. 99.18% 0.82% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 3 12/20/24 $ 872 $ 23
Mini MSCI EAFE Index Future ................... 4 12/20/24 498 10
$ 1,370 $ 33
Total Unrealized Appreciation ..................... $ 33
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 33
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
55
Shares Security Description
Value
(000)
Common Stocks — 99.74%
Australia — 2.00%
163
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 3
1,783
ANZ Group Holdings Ltd. (Banks)(a) ... 37
680
APA Group (Gas Utilities)(a) ......... 4
361 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 15
125
ASX Ltd. (Capital Markets) .......... 6
95
Atlassian Corp., Class - A (Software)(a) .. 15
3,049
BHP Group Ltd. (Metals & Mining) ..... 94
248
BlueScope Steel Ltd. (Metals & Mining) . 4
876 Brambles Ltd. (Commercial Services &
Supplies) .................... 11
233 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 6
41 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 8
780 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 10
1,009
Commonwealth Bank of Australia (Banks) 93
364
Computershare Ltd. (Professional Services) 6
551
Dexus (Office REITs) ............... 3
670 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 2
1,053
Fortescue Ltd. (Metals & Mining) ...... 15
1,047
Goodman Group (Industrial REITs) ..... 27
1,294
Insurance Australia Group Ltd. (Insurance) 7
214
Macquarie Group Ltd. (Capital Markets) . 34
1,579
Medibank Pvt. Ltd. (Insurance) ........ 4
131 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 5
2,810
Mirvac Group (Diversified REITs) ...... 4
1,862
National Australia Bank Ltd. (Banks) .... 48
709 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 8
257
Orica Ltd. (Chemicals)(a) ............ 3
1,065
Origin Energy Ltd. (Electric Utilities) ... 7
1,631
Pilbara Minerals Ltd. (Metals & Mining)(a) 4
41
Pro Medicus Ltd. (Health Care Technology) 5
503
Qantas Airways Ltd. (Passenger Airlines)(a) 3
889
QBE Insurance Group Ltd. (Insurance)(a) 10
36 REA Group Ltd. (Interactive Media &
Services)^ ................... 5
114 Reece Ltd. (Trading Companies &
Distributors) ................. 2
223
Rio Tinto Ltd. (Metals & Mining) ...... 20
2,037 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 10
3,327
Scentre Group (Retail REITs) ......... 8
244
SEEK Ltd. (Interactive Media & Services) 4
113 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... 3
296 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 6
2,634
South32 Ltd. (Metals & Mining) ....... 7
1,290
Stockland (Diversified REITs) ......... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
802
Suncorp Group Ltd. (Insurance) ....... $ 10
2,429 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 6
1,120
The GPT Group (Diversified REITs) .... 4
1,446 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 5
1,832 Transurban Group (Transportation
Infrastructure)(a) .............. 17
551
Treasury Wine Estates Ltd. (Beverages) .. 5
2,104
Vicinity Ltd. (Retail REITs)(b) ........ 3
128 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 3
693
Wesfarmers Ltd. (Broadline Retail) ..... 34
2,085
Westpac Banking Corp. (Banks) ....... 46
98
WiseTech Global Ltd. (Software)(a) ..... 9
1,166 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 20
721 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 17
750
Austria — 0.05%
202
Erste Group Bank AG (Banks)(b) ...... 12
99
OMV AG (Oil, Gas & Consumable Fuels) 4
39
Verbund AG (Electric Utilities) ........ 3
57
voestalpine AG (Metals & Mining) ..... 1
20
Belgium — 0.23%
91
Ageas SA/N.V. (Insurance) ........... 5
542 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 36
16
D'ieteren Group (Distributors) ......... 3
17
Elia Group SA/N.V. (Electric Utilities)(b) 2
51 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 4
135
KBC Group N.V. (Banks) ............ 11
9
Sofina SA (Financial Services) ........ 3
58
Syensqo SA (Chemicals) ............. 5
74
UCB SA (Pharmaceuticals) ........... 13
108 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 3
85
Bermuda — 0.10%
228
Arch Capital Group Ltd. (Insurance)(a) .. 25
28
Everest Group Ltd. (Insurance) ........ 11
36
Canada — 3.54%
301
Agnico Eagle Mines Ltd. (Metals & Mining) 24
100
Air Canada (Passenger Airlines)(a)(b) ... 1

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
469 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... $ 26
187
AltaGas Ltd. (Gas Utilities) ........... 5
353 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 6
444
Bank of Montreal (Banks) ............ 40
1,082
Barrick Gold Corp. (Metals & Mining) .. 22
31 BCE, Inc. (Diversified Telecommunication
Services) .................... 1
222 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 10
817
Brookfield Corp. (Capital Markets) ..... 43
22
BRP, Inc. (Leisure Products) .......... 1
269 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 13
46 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 2
570 Canadian Imperial Bank of Commerce
(Banks) ..................... 35
319 Canadian National Railway Co. (Ground
Transportation) ............... 37
1,288 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 43
568 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 49
31 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 4
110 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 3
81 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 5
824 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 14
121
CGI, Inc. (IT Services)(a) ............ 14
12
Constellation Software, Inc. (Software) .. 39
171
Dollarama, Inc. (Broadline Retail) ...... 18
257 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 5
169
Emera, Inc. (Electric Utilities) ......... 7
85 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 3
1,305 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 53
13
Fairfax Financial Holdings Ltd. (Insurance) 16
430 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 6
25 FirstService Corp. (Real Estate Management
& Development) .............. 5
277
Fortis, Inc. (Electric Utilities) ......... 13
114
Franco-Nevada Corp. (Metals & Mining) . 14
37 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 6
127 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 5
97 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 5
190
Great-West Lifeco, Inc. (Insurance) ..... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
206
Hydro One Ltd. (Electric Utilities)(b) .... $ 7
53
iA Financial Corp., Inc. (Insurance) ..... 4
50
IGM Financial, Inc. (Capital Markets) ... 2
120 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 8
105
Intact Financial Corp. (Insurance)(b) .... 20
416
Ivanhoe Mines Ltd. (Metals & Mining)(a) 6
121 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 4
776
Kinross Gold Corp. (Metals & Mining) .. 7
96 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 13
71 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 19
443
Lundin Mining Corp. (Metals & Mining)(b) 5
154 Magna International, Inc. (Automobile
Components) ................. 6
1,073
Manulife Financial Corp. (Insurance) .... 32
163 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 3
126 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 8
208
National Bank of Canada (Banks) ...... 20
289
Nutrien Ltd. (Chemicals) ............ 14
42
Onex Corp. (Capital Markets) ......... 3
185
Open Text Corp. (Software)(b) ........ 6
198 Pan American Silver Corp. (Metals &
Mining) ..................... 4
80 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 2
333 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 14
328
Power Corp. of Canada (Insurance) ..... 10
78 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 2
185 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 13
235 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 9
851
Royal Bank of Canada (Banks) ........ 107
189
Saputo, Inc. (Food Products)(b) ........ 4
748
Shopify, Inc., Class - A (IT Services)(a) .. 60
67
Stantec, Inc. (Construction & Engineering) 5
346
Sun Life Financial, Inc. (Insurance) ..... 20
760 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 28
632 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 30
258 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 13
353 TELUS Corp. (Diversified
Telecommunication Services) ..... 6
50 TFI International, Inc. (Ground
Transportation) ............... 7
747
The Bank of Nova Scotia (Banks) ...... 41

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
52 The Descartes Systems Group, Inc.
(Software)(a) ................. $ 5
1,047
The Toronto-Dominion Bank (Banks) ... 66
96 Thomson Reuters Corp. (Professional
Services) .................... 16
175
TMX Group Ltd. (Capital Markets) ..... 5
47 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 5
206 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 10
153 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 27
37 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 4
271 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 17
73 WSP Global, Inc. (Construction &
Engineering) ................. 13
1,329
Chile — 0.02%
297
Antofagasta PLC (Metals & Mining) .... 8
Denmark — 0.30%
2 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 3
3 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 5
57
Carlsberg A/S, Class - B (Beverages) .... 7
80 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 10
401
Danske Bank A/S (Banks) ............ 12
77 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 3
102
DSV A/S (Air Freight & Logistics) ..... 21
213
Novonesis (Novozymes) (Chemicals) ... 15
114
Orsted A/S (Electric Utilities)(a)(b) ..... 8
50 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 8
5 ROCKWOOL A/S, Class - B (Building
Products) .................... 2
192
Tryg A/S (Insurance)(b) ............. 5
625 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 14
113
Finland — 0.28%
72 Elisa Oyj (Diversified Telecommunication
Services) .................... 4
302
Fortum Oyj (Electric Utilities)^ ........ 5
191 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 4
202
Kone Oyj, Class - B (Machinery) ....... 12
372
Metso Oyj (Machinery)(b) ........... 4
249
Neste Oyj (Oil, Gas & Consumable Fuels) 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
3,202
Nokia Oyj (Communications Equipment) . $ 14
1,951
Nordea Bank Abp (Banks) ........... 22
271
Sampo Oyj, A Shares (Insurance) ...... 13
352 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 5
314 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 11
285
Wartsila Oyj Abp (Machinery) ......... 6
105
France — 2.61%
115
Accor SA (Hotels, Restaurants & Leisure) 5
24 Aeroports de Paris SA (Transportation
Infrastructure) ................ 3
349
Air Liquide SA (Chemicals) .......... 67
181
Alstom SA (Machinery)(a) ........... 4
30
Amundi SA (Capital Markets) ......... 2
32
Arkema SA (Chemicals) ............. 3
1,101
AXA SA (Insurance) ............... 42
22 BioMerieux (Health Care Equipment &
Supplies) .................... 3
618
BNP Paribas SA (Banks) ............. 42
481
Bollore SE (Entertainment) ........... 3
107
Bouygues SA (Construction & Engineering) 4
196 Bureau Veritas SA (Professional Services)
(b) ........................ 7
96
Capgemini SE (IT Services) .......... 21
320 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 5
266
Cie de Saint-Gobain SA (Building Products) 24
429 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 17
29
Covivio SA (Office REITs)(a) ......... 2
658
Credit Agricole SA (Banks) ........... 10
380
Danone SA (Food Products) .......... 28
412
Dassault Systemes SE (Software) ...... 16
161
Edenred SE (Financial Services) ....... 6
43
Eiffage SA (Construction & Engineering)(b) 4
1,076
Engie SA (Multi-Utilities) ............ 19
179 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 42
37
Eurazeo SE (Financial Services) ....... 3
23
Gecina SA (Office REITs)(b) .......... 3
218
Getlink SE (Transportation Infrastructure) 4
20 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 49
22
Ipsen SA (Pharmaceuticals) ........... 3
46 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 13
102
Klepierre SA (Retail REITs) .......... 3
59 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 2
166
Legrand SA (Electrical Equipment) ..... 19
145
L'Oreal SA (Personal Care Products) .... 65

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
166 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) $ 128
1,132 Orange SA (Diversified Telecommunication
Services)(b) .................. 13
119
Pernod Ricard SA (Beverages) ........ 18
136
Publicis Groupe SA (Media) .......... 15
122
Renault SA (Automobiles) ........... 5
113 Rexel SA (Trading Companies &
Distributors) ................. 3
330 Schneider Electric SE (Electrical
Equipment)(b) ................ 88
16
SEB SA (Household Durables)(b) ...... 2
471
Societe Generale SA (Banks) ......... 12
54
Sodexo SA (Hotels, Restaurants & Leisure) 4
35
Teleperformance SE (Professional Services) 4
1,293 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 85
79
Unibail-Rodamco-Westfield (Retail REITs) 7
432
Veolia Environnement SA (Multi-Utilities) 14
301
Vinci SA (Construction & Engineering) .. 35
387
Vivendi SE (Media) ................ 4
980
Germany — 2.06%
100 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 26
238
Allianz SE, Registered Shares (Insurance) 78
530
BASF SE (Chemicals) .............. 28
199 Bayerische Motoren Werke AG
(Automobiles) ................ 18
34 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 3
45
Bechtle AG (IT Services) ............ 2
81 Brenntag SE (Trading Companies &
Distributors) ................. 6
23 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 2
632
Commerzbank AG (Banks) ........... 12
62
Continental AG (Automobile Components) 4
107
Covestro AG (Chemicals)(a) .......... 7
30 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 3
295
Daimler Truck Holding AG (Machinery) . 11
111 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 4
1,133 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 20
116
Deutsche Boerse AG (Capital Markets) .. 27
304 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 2
632
Deutsche Post AG (Air Freight & Logistics) 28
2,055 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 60
75
Dr. Ing. h.c. F. Porsche AG (Automobiles) 6
1,377
E.ON SE (Multi-Utilities) ............ 21
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
165
Evonik Industries AG (Chemicals) ...... $ 4
131 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 6
88
GEA Group AG (Machinery) ......... 4
36
Hannover Rueck SE (Insurance) ....... 10
81 Heidelberg Materials AG (Construction
Materials) ................... 9
50 Henkel AG & Co. KGaA (Household
Products) .................... 4
111 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 10
795 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 28
41
Knorr-Bremse AG (Machinery) ........ 4
41 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 4
449
Mercedes-Benz Group AG (Automobiles) 29
34 MTU Aero Engines AG (Aerospace &
Defense) .................... 11
81 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, R
Shares (Insurance) ............. 45
35
Nemetschek SE (Software) ........... 4
81 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 4
61 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 3
3
Rational AG (Machinery) ............ 3
366 RWE AG (Independent Power and
Renewable Electricity Producers) .. 13
628
SAP SE (Software) ................. 144
49
Scout24 SE (Interactive Media & Services) 4
409 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 15
81
Symrise AG (Chemicals)(b) .......... 11
41
Talanx AG (Insurance) .............. 3
123 Volkswagen AG, Preference Shares
(Automobiles) ................ 13
454 Vonovia SE (Real Estate Management &
Development)(a) .............. 17
161
Zalando SE (Specialty Retail)(a) ....... 5
775
Hong Kong — 0.60%
6,692
AIA Group Ltd. (Insurance) .......... 59
2,000
BOC Hong Kong Holdings Ltd. (Banks) . 6
1,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 4
1,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 9
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 3
1,000
CLP Holdings Ltd. (Electric Utilities) ... 9
48 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
1,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... $ 5
400
Hang Seng Bank Ltd. (Banks) ......... 5
2,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 6
3,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 4
7,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 7
823 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 34
400 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 1
100 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 4
1,266
Link REIT (Retail REITs)(a) .......... 6
1,000
MTR Corp. Ltd. (Ground Transportation) . 4
779 Power Assets Holdings Ltd. (Electric
Utilities) .................... 5
1,733
Prudential PLC (Insurance) ........... 16
2,129 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 2
1,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 3
1,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 11
139 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 1
757
Techtronic Industries Co. Ltd. (Machinery) 11
4,728
WH Group Ltd. (Food Products) ....... 4
1,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 3
227
Ireland (Republic of) — 1.11%
376
Accenture PLC, Class - A (IT Services) .. 134
25 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 2
92 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 9
1,101
AIB Group PLC (Banks) ............ 6
50
Allegion PLC (Building Products) ...... 7
162
Aptiv PLC (Automobile Components)(a) . 12
599
Bank of Ireland Group PLC (Banks) .... 7
554
Experian PLC (Professional Services) ... 29
107 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 25
259 James Hardie Industries PLC (Construction
Materials)(a) ................. 10
101
Kingspan Group PLC (Building Products) 9
773 Medtronic PLC (Health Care Equipment &
Supplies) .................... 70
323 Smurfit WestRock PLC (Containers &
Packaging) .................. 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) (continued)
187 TE Connectivity PLC (Electronic
Equipment, Instruments &
Components)(a) ............... $ 28
137 Trane Technologies PLC (Building
Products) .................... 53
417
Israel — 0.18%
50 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 3
818
Bank Hapoalim BM (Banks) .......... 8
842
Bank Leumi Le-Israel BM (Banks) ..... 8
56 Check Point Software Technologies Ltd.
(Software)(a) ................. 11
27
CyberArk Software Ltd. (Software)(a) ... 8
56
Global-e Online Ltd. (Broadline Retail)(a) 2
362
ICL Group Ltd. (Chemicals) .......... 2
—
Isracard Ltd. (Consumer Finance) ...... —
727
Israel Discount Bank Ltd., Class - A (Banks) 4
97
Mizrahi Tefahot Bank Ltd. (Banks) ..... 4
21
Monday.com Ltd. (Software)(a) ........ 6
41
Nice Ltd. (Software)(a) .............. 7
28
Wix.com Ltd. (IT Services)(a) ......... 5
7
Wix.com Ltd. (IT Services)(a) ......... 1
69
Italy — 0.70%
62 Amplifon SpA (Health Care Providers &
Services) .................... 2
617
Banco BPM SpA (Banks) ............ 4
406 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 3
13 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 2
4,972
Enel SpA (Electric Utilities)(b) ........ 40
1,359
Eni SpA (Oil, Gas & Consumable Fuels) . 21
75
Ferrari N.V. (Automobiles) ........... 35
344
FinecoBank Banca Fineco SpA (Banks) .. 6
580
Generali (Insurance) ................ 17
208 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 3
9,005
Intesa Sanpaolo SpA (Banks)(b) ....... 39
318 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 5
123 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 8
360
Nexi SpA (Financial Services)(a) ....... 2
286
Poste Italiane SpA (Insurance) ......... 4
154
Prysmian SpA (Electrical Equipment) ... 11
49 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 3
1,265
Snam SpA (Gas Utilities) ............ 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
8,953 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... $ 2
946 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 9
892
UniCredit SpA (Banks) .............. 39
261
Japan — 5.60%
500 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 24
400 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 11
200
AGC, Inc. (Building Products) ........ 6
300
Aisin Corp. (Automobile Components) .. 3
600
Asahi Kasei Corp. (Chemicals) ........ 5
400 Asics Corp. (Textiles, Apparel & Luxury
Goods)(b) ................... 8
300 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 7
333 Bridgestone Corp. (Automobile
Components) ................. 13
100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 2
600 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 20
300
Capcom Co. Ltd. (Entertainment) ...... 7
400 Central Japan Railway Co. (Ground
Transportation) ............... 9
400 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 5
500
Concordia Financial Group Ltd. (Banks) . 3
400 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 7
190
Daifuku Co. Ltd. (Machinery) ......... 4
486
Dai-ichi Life Holdings, Inc. (Insurance) .. 13
120
Daikin Industries Ltd. (Building Products) 17
300 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 9
700 Daiwa Securities Group, Inc. (Capital
Markets) .................... 5
1,124
Denso Corp. (Automobile Components) .. 17
100
Dentsu Group, Inc. (Media) .......... 3
5 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 1
600 East Japan Railway Co. (Ground
Transportation) ............... 12
1,700 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 9
545
FANUC Corp. (Machinery) ........... 16
100
Fast Retailing Co. Ltd. (Specialty Retail) . 33
100
Fuji Electric Co. Ltd. (Electrical Equipment) 6
600 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 16
1,020
Fujitsu Ltd. (IT Services)(b) .......... 21
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
200 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. $ 3
100 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 3
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 6
100 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 2
2,600
Honda Motor Co. Ltd. (Automobiles) ... 28
100
Hoshizaki Corp. (Machinery) ......... 3
200 Hoya Corp. (Health Care Equipment &
Supplies) .................... 28
400 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 4
100 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 3
560 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 4
500
Inpex Corp. (Oil, Gas & Consumable Fuels) 7
400
Isuzu Motors Ltd. (Automobiles) ....... 5
800 ITOCHU Corp. (Trading Companies &
Distributors) ................. 43
48 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 1
600 Japan Exchange Group, Inc. (Capital
Markets) .................... 8
1,000
Japan Post Bank Co. Ltd. (Banks)(b) .... 9
1,100
Japan Post Holdings Co. Ltd. (Insurance)(b) 11
100
Japan Post Insurance Co. Ltd. (Insurance)(b) 2
300
JFE Holdings, Inc. (Metals & Mining)(b) . 4
300
Kajima Corp. (Construction & Engineering) 6
327
Kao Corp. (Personal Care Products) ..... 16
300 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 5
974 KDDI Corp. (Wireless Telecommunication
Services) .................... 31
100 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 3
134 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 63
400
Kirin Holdings Co. Ltd. (Beverages) .... 6
100 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 3
100 Kokusai Electric Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 2
600
Komatsu Ltd. (Machinery) ........... 17
100
Konami Group Corp. (Entertainment) ... 10
600
Kubota Corp. (Machinery) ........... 9
700 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 8
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 4
1,900
LY Corp. (Interactive Media & Services) . 6
300
M3, Inc. (Health Care Technology) ..... 3
200
Makita Corp. (Machinery) ........... 7

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
900 Marubeni Corp. (Trading Companies &
Distributors) ................. $ 15
200 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 3
500
Mazda Motor Corp. (Automobiles) ..... 4
100 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 5
200
MINEBEA MITSUMI, Inc. (Machinery) . 4
2,000 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 42
1,200 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 19
700 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 11
500 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 4
2,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 30
6,879 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 70
1,600 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 36
100
Mitsui Chemicals, Inc. (Chemicals) ..... 3
1,700 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 16
200 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 7
1,410
Mizuho Financial Group, Inc. (Banks) ... 29
200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 3
790 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 19
1,011 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 20
130
NEC Corp. (IT Services) ............. 13
100
Nexon Co. Ltd. (Entertainment) ....... 2
600
NIDEC Corp. (Electrical Equipment) .... 13
650
Nintendo Co. Ltd. (Entertainment) ...... 35
5
Nippon Building Fund, Inc. (Office REITs) 5
400 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 3
1 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 2
100
Nippon Sanso Holdings Corp. (Chemicals) 4
600
Nippon Steel Corp. (Metals & Mining)(b) 13
19,050 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 20
300
Nippon Yusen KK (Marine Transportation) 11
1,700
Nissan Motor Co. Ltd. (Automobiles) ... 5
200 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 6
500
Nitto Denko Corp. (Chemicals) ........ 8
1,700
Nomura Holdings, Inc. (Capital Markets) . 9
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) $ 3
235 Nomura Research Institute Ltd. (IT
Services) .................... 9
400
NTT Data Group Corp. (IT Services) .... 7
400 Obayashi Corp. (Construction &
Engineering) ................. 5
700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 13
147 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 7
49
Oracle Corp. Japan (Software) ......... 5
600 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 16
700
ORIX Corp. (Financial Services) ....... 16
200
Osaka Gas Co. Ltd. (Gas Utilities) ...... 5
168
Otsuka Corp. (IT Services) ........... 4
268 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 7
1,300 Panasonic Holdings Corp. (Household
Durables) ................... 11
800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 5
900 Recruit Holdings Co. Ltd. (Professional
Services) .................... 54
1,100 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 16
1,100
Resona Holdings, Inc. (Banks) ........ 8
200 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 2
284 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 3
100
SBI Holdings, Inc. (Capital Markets) .... 2
400 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 15
200 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 4
300 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 5
300
Sekisui House Ltd. (Household Durables) 8
1,401 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 21
200 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 2
100
Shimano, Inc. (Leisure Products) ....... 19
1,100
Shin-Etsu Chemical Co. Ltd. (Chemicals) 45
100
Shizuoka Financial Group, Inc. (Banks) .. 1
17,000 SoftBank Corp. (Wireless
Telecommunication Services) ..... 22
618 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 37
600
Sompo Holdings, Inc. (Insurance) ...... 14
4,000
Sony Group Corp. (Household Durables) . 77
400
Subaru Corp. (Automobiles) .......... 7
200 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 2

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
700 Sumitomo Corp. (Trading Companies &
Distributors) ................. $ 16
400 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 6
100 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 3
2,400 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 50
346
Sumitomo Mitsui Trust Group, Inc. (Banks) 8
200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 7
100
Suntory Beverage & Food Ltd. (Beverages) 4
900
Suzuki Motor Corp. (Automobiles) ..... 10
300
T&D Holdings, Inc. (Insurance) ....... 5
100
Taisei Corp. (Construction & Engineering) 4
1,000 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 13
800 Terumo Corp. (Health Care Equipment &
Supplies) .................... 15
400
The Chiba Bank Ltd. (Banks) ......... 3
500 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 8
200
TIS, Inc. (IT Services) .............. 5
45
Toho Co. Ltd. (Entertainment) ......... 2
1,093
Tokio Marine Holdings, Inc. (Insurance) . 40
900 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 4
300 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 53
200
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 5
300
Tokyu Corp. (Ground Transportation) ... 4
100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 3
800
Toray Industries, Inc. (Chemicals) ...... 5
100
TOTO Ltd. (Building Products) ........ 4
100
Toyota Industries Corp. (Machinery) .... 8
6,250
Toyota Motor Corp. (Automobiles) ..... 111
400 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 7
100
Trend Micro, Inc. (Software) .......... 6
300
Unicharm Corp. (Household Products) ... 11
200
Yakult Honsha Co. Ltd. (Food Products) . 5
400
Yamaha Motor Co. Ltd. (Automobiles) .. 4
200
Yaskawa Electric Corp. (Machinery) .... 7
100 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 3
100 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 6
100
ZOZO, Inc. (Specialty Retail)(b) ....... 4
2,100
Luxembourg — 0.03%
276
ArcelorMittal SA (Metals & Mining) .... 7
Shares Security Description
Value
(000)
Common Stocks (continued)
Luxembourg (continued)
259
Tenaris SA (Energy Equipment & Services) $ 4
11
Macau — 0.01%
1,200 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 3
Netherlands — 1.52%
263
ABN AMRO Bank N.V. (Banks) ....... 5
14
Adyen N.V. (Financial Services)(a)(b) ... 22
807
Aegon Ltd. (Insurance) .............. 5
96
Akzo Nobel N.V. (Chemicals) ......... 7
37
Argenx SE (Biotechnology)(a) ........ 20
30 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 20
242 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 201
102
ASR Nederland N.V. (Insurance) ....... 5
47 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 6
44
Euronext N.V. (Capital Markets) ....... 5
62
EXOR N.V. (Financial Services) ....... 7
311 Ferrovial SE (Construction & Engineering)
(a) ........................ 13
93
Heineken Holding N.V. (Beverages) .... 7
179
Heineken N.V. (Beverages) ........... 16
31 IMCD N.V. (Trading Companies &
Distributors) ................. 5
2,003
ING Groep N.V. (Banks) ............. 36
59
JDE Peet's N.V. (Food Products) ....... 1
551 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 19
2,391 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 10
473 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 16
159
NN Group N.V. (Insurance) ........... 8
159 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 38
51
OCI N.V. (Chemicals)(b) ............ 1
865
Prosus N.V. (Broadline Retail)(a)(b) .... 38
66
Randstad N.V. (Professional Services) ... 3
1,281
Stellantis N.V. (Automobiles) ......... 18
479 Universal Music Group N.V.
(Entertainment) ............... 13
149
Wolters Kluwer N.V. (Professional Services) 25
570
New Zealand — 0.07%
657 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 3
354 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 8

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand (continued)
363
Mercury NZ Ltd. (Electric Utilities) ..... $ 1
828 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 3
1,066 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 2
82
Xero Ltd. (Software)(a) ............. 9
26
Norway — 0.15%
225 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 5
562
DNB Bank ASA (Banks) ............ 12
507 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 12
121
Gjensidige Forsikring ASA (Insurance) .. 2
274
Mowi ASA (Food Products)(b) ........ 5
856
Norsk Hydro ASA (Metals & Mining) ... 6
382
Orkla ASA (Food Products) .......... 4
27
Salmar ASA (Food Products) ......... 1
373 Telenor ASA (Diversified
Telecommunication Services) ..... 5
93
Yara International ASA (Chemicals) .... 3
55
Poland — 0.01%
148
InPost SA (Air Freight & Logistics)(a) ... 3
Portugal — 0.04%
1,828
EDP SA (Electric Utilities) ........... 9
282 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 5
157 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 3
17
Singapore — 0.40%
2,350 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 5
2,893 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 5
1,500 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 4
1,136
DBS Group Holdings Ltd. (Banks) ..... 33
3,300 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 2
1,260 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 5
1,100
Keppel Ltd. (Industrial Conglomerates) .. 6
2,035 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 24
223
Sea Ltd., ADR (Entertainment)(a) ...... 21
500
Sembcorp Industries Ltd. (Multi-Utilities) 2
900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 5
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
500
Singapore Exchange Ltd. (Capital Markets) $ 4
4,500 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 11
800
United Overseas Bank Ltd. (Banks) ..... 20
1,400
Wilmar International Ltd. (Food Products) 4
151
Spain — 0.76%
14
Acciona SA (Electric Utilities) ........ 2
120 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 6
46 Aena SME SA (Transportation
Infrastructure) ................ 10
255 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 18
3,465 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 37
3,380
Banco de Sabadell SA (Banks) ........ 7
9,403
Banco Santander SA (Banks)(b) ....... 48
2,175
CaixaBank SA (Banks) .............. 13
314 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 13
224 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 4
189
Endesa SA (Electric Utilities) ......... 4
3,678
Iberdrola SA (Electric Utilities) ........ 57
684 Industria de Diseno Textil SA (Specialty
Retail) ...................... 41
233
Redeia Corp. SA (Electric Utilities) ..... 5
777
Repsol SA (Oil, Gas & Consumable Fuels) 10
2,244 Telefonica SA (Diversified
Telecommunication Services) ..... 11
286
Sweden — 0.92%
159 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 5
171
Alfa Laval AB (Machinery) .......... 8
604 Assa Abloy AB, Class - B (Building
Products) .................... 20
1,673
Atlas Copco AB, Class - A (Machinery) .. 31
914
Atlas Copco AB, Class - B (Machinery) .. 16
225 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 4
165
Boliden AB (Metals & Mining) ........ 6
348
Epiroc AB, Class - A (Machinery) ...... 8
289
Epiroc AB, Class - B (Machinery) ...... 5
233
EQT AB (Capital Markets) ........... 8
365
Essity AB, Class - B (Household Products) 11
105 Evolution AB (Hotels, Restaurants &
Leisure) .................... 10

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
306 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... $ 3
120 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 3
402 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 7
1,266 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 14
45 Holmen AB, B shares (Paper & Forest
Products) .................... 2
214
Husqvarna AB, B shares (Machinery) ... 1
144 Industrivarden AB, Class - A (Financial
Services)(b) .................. 5
28 Industrivarden AB, Class - C (Financial
Services) .................... 1
155
Indutrade AB (Machinery) ........... 5
81 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 3
1,027
Investor AB, Class - B (Financial Services) 31
50 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 3
127 Lifco AB, Class - B (Industrial
Conglomerates) ............... 4
848 Nibe Industrier AB, Class - B (Building
Products) .................... 5
151 Sagax AB, Class - B (Real Estate
Management & Development) ..... 4
692
Sandvik AB (Machinery) ............ 15
280 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 4
913 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 14
234 Skanska AB, Class - B (Construction &
Engineering) ................. 5
191
SKF AB, B shares (Machinery) ........ 4
351 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 5
873 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 9
527
Swedbank AB, Class - A (Banks) ....... 11
361 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 4
1,729 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 13
1,603 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 5
120
Trelleborg AB, Class - B (Machinery) ... 5
207
Volvo AB, Class - A (Machinery) ....... 6
855
Volvo AB, Class - B (Machinery) ...... 23
325 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 1
347
Switzerland — 2.35%
956 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 55
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
82 Adecco Group AG (Professional Services)
(b) ........................ $ 3
302 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 30
66
Avolta AG (Specialty Retail)(b) ........ 3
24 Baloise Holding AG, Registered Shares
(Insurance) .................. 5
26 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 3
2 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 4
14
BKW AG (Electric Utilities) .......... 3
1 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 13
232
Chubb Ltd. (Insurance) .............. 66
346 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 55
100
Clariant AG, Registered Shares (Chemicals) 2
144
Coca-Cola HBC AG (Beverages) ....... 5
115
DSM-Firmenich AG (Chemicals) ...... 16
5
EMS-Chemie Holding AG (Chemicals) .. 4
29
Galderma Group AG (Pharmaceuticals)(a) 3
92
Garmin Ltd. (Household Durables) ..... 16
20 Geberit AG, Registered Shares (Building
Products) .................... 13
6 Givaudan SA, Registered Shares
(Chemicals) .................. 33
6,445
Glencore PLC (Metals & Mining)(b) .... 37
23 Helvetia Holding AG, Registered Shares
(Insurance) .................. 4
319
Holcim AG (Construction Materials)(b) .. 31
119
Julius Baer Group Ltd. (Capital Markets) . 7
28 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 8
96 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 9
1,577 Nestle SA, Registered Shares (Food
Products) .................... 158
13 Partners Group Holding AG (Capital
Markets) .................... 20
18 Schindler Holding AG, Class - PC
(Machinery) ................. 5
19 Schindler Holding AG, Registered Shares
(Machinery) ................. 5
91 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 10
197
SIG Group AG (Containers & Packaging)(b) 4
94
Sika AG, Registered Shares (Chemicals)(b) 31
30 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 11
439 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 13
67 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
18
Swiss Life Holding AG (Insurance) ..... $ 15
41 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 5
188
Swiss Re AG (Insurance) ............ 26
15 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 10
35
Temenos AG, Registered Shares (Software) 2
39 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 2
15 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 3
2,005
UBS Group AG (Capital Markets) ...... 62
15
VAT Group AG (Machinery) .......... 8
89
Zurich Insurance Group AG (Insurance) .. 54
883
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.10%
601
3i Group PLC (Capital Markets) ....... 27
145
Admiral Group PLC (Insurance) ....... 5
590
Amcor PLC (Containers & Packaging) ... 7
259
Amcor PLC (Containers & Packaging) ... 3
755
Anglo American PLC (Metals & Mining) . 25
270 Ashtead Group PLC (Trading Companies &
Distributors) ................. 21
190 Associated British Foods PLC (Food
Products) .................... 6
526 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 6
1,650
Aviva PLC (Insurance) .............. 11
8,972
Barclays PLC (Banks)(b) ............ 27
714 Barratt Developments PLC (Household
Durables)(b) ................. 5
56 Berkeley Group Holdings PLC (Household
Durables)(a) ................. 4
9,878
BP PLC (Oil, Gas & Consumable Fuels) . 52
4,114 BT Group PLC (Diversified
Telecommunication Services) ..... 8
212 Bunzl PLC (Trading Companies &
Distributors) ................. 10
3,224
Centrica PLC (Multi-Utilities)(b) ....... 5
563
CNH Industrial N.V. (Machinery) ...... 6
128 Coca-Cola Europacific Partners PLC
(Beverages) .................. 10
1,027 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 33
86
Croda International PLC (Chemicals)(b) . 5
1,340
Diageo PLC (Beverages) ............ 47
96
Endeavour Mining PLC (Metals & Mining) 2
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
367 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ $ 4
4,287
Haleon PLC (Personal Care Products)(b) . 22
214 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 7
176 Hargreaves Lansdown PLC (Capital
Markets) .................... 3
11,137
HSBC Holdings PLC (Banks) ......... 100
810
Informa PLC (Media) ............... 9
96 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 10
103
Intertek Group PLC (Professional Services) 7
842 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 3
1,475
JD Sports Fashion PLC (Specialty Retail) 3
1,028
Kingfisher PLC (Specialty Retail) ...... 4
501 Land Securities Group PLC (Diversified
REITs) ..................... 4
3,513
Legal & General Group PLC (Insurance) . 11
37,898
Lloyds Banking Group PLC (Banks) .... 30
288 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 39
1,248
M&G PLC (Financial Services) ........ 3
242
Mondi PLC (Paper & Forest Products) ... 5
2,924
National Grid PLC (Multi-Utilities)(a) ... 40
4,092
NatWest Group PLC (Banks)(b) ....... 19
79
Next PLC (Broadline Retail) .......... 10
320 Pearson PLC (Diversified Consumer
Services) .................... 4
112
Pentair PLC (Machinery) ............ 11
173
Persimmon PLC (Household Durables) .. 4
492
Phoenix Group Holdings PLC (Insurance) 4
1,121
RELX PLC (Professional Services) ..... 53
1,488 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 7
692
Rio Tinto PLC (Metals & Mining) ...... 49
400
Schroders PLC (Capital Markets) ...... 2
796
Segro PLC (Industrial REITs)(a) ....... 9
175
Severn Trent PLC (Water Utilities)(b) ... 6
3,800 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 124
529 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 8
219 Smiths Group PLC (Industrial
Conglomerates) ............... 5
51
Spirax Group PLC (Machinery) ........ 5
668
SSE PLC (Electric Utilities)(a) ........ 17
1,393
Standard Chartered PLC (Banks) ....... 15
2,084 Taylor Wimpey PLC (Household Durables)
(b) ........................ 5
4,044 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 19
633
The Sage Group PLC (Software) ....... 9
1,501
Unilever PLC (Personal Care Products) .. 97
407
United Utilities Group PLC (Water Utilities) 6

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
14,132 Vodafone Group PLC (Wireless
Telecommunication Services) ..... $ 14
107 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 4
65
Willis Towers Watson PLC (Insurance) .. 19
409
Wise PLC, Class - A (Financial Services)(a) 4
616
WPP PLC (Media) ................. 6
1,164
United States — 70.85%
72
A.O. Smith Corp. (Building Products) ... 6
268
Adobe, Inc. (Software)(a) ............ 139
978 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 160
85
AECOM (Construction & Engineering) .. 9
319
Aflac, Inc. (Insurance) .............. 36
173 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 26
132 Air Products and Chemicals, Inc.
(Chemicals) .................. 39
270 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 34
86
Akamai Technologies, Inc. (IT Services)(a) 9
65
Albemarle Corp. (Chemicals) ......... 6
269 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 5
95 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 11
43 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 11
138
Alliant Energy Corp. (Electric Utilities) .. 8
152
Ally Financial, Inc. (Consumer Finance) . 5
3,536 Alphabet, Inc., Class - A (Interactive Media
& Services) .................. 585
3,060 Alphabet, Inc., Class - C (Interactive Media
& Services) .................. 511
5,653
Amazon.com, Inc. (Broadline Retail)(a) .. 1,052
77 Amentum Holdings, Inc. (Professional
Services)(a) .................. 2
155
Ameren Corp. (Multi-Utilities) ........ 14
313 American Electric Power Co., Inc. (Electric
Utilities) .................... 32
347
American Express Co. (Consumer Finance) 94
44
American Financial Group, Inc. (Insurance) 6
192 American Homes 4 Rent, Class - A
(Residential REITs) ............ 7
401 American International Group, Inc.
(Insurance) .................. 29
280
American Tower Corp. (Specialized REITs) 65
117 American Water Works Co., Inc. (Water
Utilities) .................... 17
60
Ameriprise Financial, Inc. (Capital Markets) 28
140
AMETEK, Inc. (Electrical Equipment) ... 24
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
712 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. $ 46
304 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 70
333 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 7
55
ANSYS, Inc. (Software)(a) ........... 18
118
Aon PLC, Class - A (Insurance) ........ 41
231
APA Corp. (Oil, Gas & Consumable Fuels) 6
243 Apollo Global Management, Inc. (Financial
Services) .................... 30
8,819 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 2,054
507 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 102
136
AppLovin Corp., Class - A (Software)(a) . 18
297 Archer-Daniels-Midland Co. (Food
Products) .................... 18
115 Ares Management Corp., Class - A (Capital
Markets) .................... 18
160 Arista Networks, Inc. (Communications
Equipment)(a) ................ 61
132
Arthur J. Gallagher & Co. (Insurance) ... 37
19
Aspen Technology, Inc. (Software)(a) ... 5
30
Assurant, Inc. (Insurance) ............ 6
4,297 AT&T, Inc. (Diversified Telecommunication
Services) .................... 95
98
Atmos Energy Corp. (Gas Utilities) ..... 14
132
Autodesk, Inc. (Software)(a) .......... 36
246 Automatic Data Processing, Inc.
(Professional Services) .......... 68
10
AutoZone, Inc. (Specialty Retail)(a) ..... 32
88 AvalonBay Communities, Inc. (Residential
REITs) ..................... 20
427 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 11
47 Avery Dennison Corp. (Containers &
Packaging) .................. 10
42 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 17
591 Baker Hughes Co. (Energy Equipment &
Services) .................... 21
183
Ball Corp. (Containers & Packaging) .... 12
4,238
Bank of America Corp. (Banks) ........ 168
119
Bath & Body Works, Inc. (Specialty Retail) 4
318 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 12
99
Bentley Systems, Inc., Class - B (Software) 5
799 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 367
117
Best Buy Co., Inc. (Specialty Retail) .... 12
98 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 8
90
Blackrock Finance, Inc. (Capital Markets) 85

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
432
Blackstone, Inc. (Capital Markets) ...... $ 66
339
Block, Inc. (Financial Services)(a) ...... 23
20 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure) ................... 84
79 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 13
884 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 74
2,673 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 460
69 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 15
63 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers)(b) ......... 2
146
Brown & Brown, Inc. (Insurance) ...... 15
111
Brown-Forman Corp., Class - B (Beverages) 5
74 Builders FirstSource, Inc. (Building
Products)(a) .................. 14
85
Bunge Global SA (Food Products) ...... 8
40
Burlington Stores, Inc. (Specialty Retail)(a) 11
95
BXP, Inc. (Office REITs) ............ 8
166
Cadence Design Systems, Inc. (Software)(a) 45
61
Camden Property Trust (Residential REITs) 8
128
Campbell Soup Co. (Food Products) .... 6
227 Capital One Financial Corp. (Consumer
Finance) .................... 34
144 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 16
31
Carlisle Cos., Inc. (Building Products) ... 14
157
Carlyle Group, Inc. (Capital Markets) ... 7
94
CarMax, Inc. (Specialty Retail)(a) ...... 7
594 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 11
497
Carrier Global Corp. (Building Products) . 40
295
Caterpillar, Inc. (Machinery) .......... 115
62
Cboe Global Markets, Inc. (Capital Markets) 13
186 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 23
78 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 18
66
Celanese Corp. (Chemicals) .......... 9
89
Celsius Holdings, Inc. (Beverages)(a) ... 3
111 Cencora, Inc. (Health Care Providers &
Services) .................... 25
319 Centene Corp. (Health Care Providers &
Services)(a) .................. 24
399
CenterPoint Energy, Inc. (Multi-Utilities) . 12
112
CF Industries Holdings, Inc. (Chemicals) . 10
69 CH Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 8
57 Charter Communications, Inc., Class - A
(Media)(a) ................... 18
138 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 25
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,061 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... $ 156
833 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 48
37 Chord Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 5
90
Cincinnati Financial Corp. (Insurance) ... 12
220 Cintas Corp. (Commercial Services &
Supplies) .................... 45
2,418 Cisco Systems, Inc. (Communications
Equipment) .................. 129
1,162
Citigroup, Inc. (Banks) .............. 73
307
Citizens Financial Group, Inc. (Banks) ... 13
188
Cloudflare, Inc., Class - A (IT Services)(a) 15
220
CME Group, Inc. (Capital Markets) ..... 49
171
CMS Energy Corp. (Multi-Utilities) ..... 12
289 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 22
113 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 20
466 Colgate-Palmolive Co. (Household
Products) .................... 48
2,364
Comcast Corp., Class - A (Media) ...... 99
272
Conagra Brands, Inc. (Food Products) ... 9
709 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 75
209
Consolidated Edison, Inc. (Multi-Utilities) 22
103 Constellation Brands, Inc., Class - A
(Beverages) .................. 27
194 Constellation Energy Corp. (Electric
Utilities) .................... 50
534 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 28
169 Corebridge Financial, Inc. (Financial
Services) .................... 5
41
Corpay, Inc. (Software)(a) ............ 13
434
Corteva, Inc. (Chemicals) ............ 26
241 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 18
268 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 238
424 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 10
416
CRH PLC (Construction Materials) ..... 39
138 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 39
266
Crown Castle, Inc. (Specialized REITs) .. 32
72 Crown Holdings, Inc. (Containers &
Packaging) .................. 7
1,190
CSX Corp. (Ground Transportation) .... 41
80
Cummins, Inc. (Machinery) .......... 26
755 CVS Health Corp. (Health Care Providers &
Services) .................... 47
179
D.R. Horton, Inc. (Household Durables) .. 34
74 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 12

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
172
Datadog, Inc., Class - A (Software)(a) ... $ 20
37 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 6
107
Dayforce, Inc. (Professional Services)(a) . 7
90 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 14
158
Deere & Co. (Machinery) ............ 66
171 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 20
79
Delta Air Lines, Inc. (Passenger Airlines) . 4
376 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 15
238 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 16
104 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 18
33 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 7
196 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 32
153 Discover Financial Services (Consumer
Finance) .................... 21
124
DocuSign, Inc. (Software)(a) .......... 8
134 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 11
129 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 9
494
Dominion Energy, Inc. (Multi-Utilities) .. 29
23 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 10
186 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 27
83
Dover Corp. (Machinery) ............ 16
439
Dow, Inc. (Chemicals) .............. 24
248 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 10
120
DTE Energy Co. (Multi-Utilities) ...... 15
469
Duke Energy Corp. (Electric Utilities) ... 54
254
DuPont de Nemours, Inc. (Chemicals) ... 23
181
Dynatrace, Inc. (Software)(a) ......... 10
70
Eastman Chemical Co. (Chemicals) ..... 8
242
Eaton Corp. PLC (Electrical Equipment) . 80
300
eBay, Inc. (Broadline Retail) .......... 20
157
Ecolab, Inc. (Chemicals) ............. 40
239
Edison International (Electric Utilities) .. 21
357 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 24
157
Electronic Arts, Inc. (Entertainment) .... 23
141 Elevance Health, Inc. (Health Care
Providers & Services) ........... 73
30 EMCOR Group, Inc. (Construction &
Engineering) ................. 13
338
Emerson Electric Co. (Electrical Equipment) 37
81 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 9
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
91 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 10
124
Entergy Corp. (Electric Utilities) ....... 16
356 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 44
34
EPAM Systems, Inc. (IT Services)(a) .... 7
349
EQT Corp. (Oil, Gas & Consumable Fuels) 13
75
Equifax, Inc. (Professional Services) .... 22
57
Equinix, Inc. (Specialized REITs) ...... 51
197 Equitable Holdings, Inc. (Financial
Services) .................... 8
116 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 8
217
Equity Residential (Residential REITs) .. 16
15
Erie Indemnity Co., Class - A (Insurance) . 8
147
Essential Utilities, Inc. (Water Utilities) .. 6
36 Essex Property Trust, Inc. (Residential
REITs) ..................... 11
128
Evergy, Inc. (Electric Utilities) ........ 8
218
Eversource Energy (Electric Utilities) ... 15
107
Exact Sciences Corp. (Biotechnology)(a) . 7
606
Exelon Corp. (Electric Utilities) ....... 25
115 Expand Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 9
75 Expedia Group, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 11
88 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 12
131 Extra Space Storage, Inc. (Specialized
REITs) ..................... 24
2,711 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 318
33
F5, Inc. (Communications Equipment)(a) . 7
23 FactSet Research Systems, Inc. (Capital
Markets) .................... 11
15
Fair Isaac Corp. (Software)(a) ......... 29
336 Fastenal Co. (Trading Companies &
Distributors) ................. 24
139
FedEx Corp. (Air Freight & Logistics) ... 38
5 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 1
119 Ferguson Enterprises, Inc. (Trading
Companies & Distributors) ....... 23
149
Fidelity National Financial, Inc. (Insurance) 9
337 Fidelity National Information Services, Inc.
(Financial Services) ............ 28
429
Fifth Third Bancorp (Banks) .......... 18
6 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 11
61 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 15
340
FirstEnergy Corp. (Electric Utilities) .... 15
354
Fiserv, Inc. (Financial Services)(a) ...... 64
2,412
Ford Motor Co. (Automobiles) ........ 25
392
Fortinet, Inc. (Software)(a) ........... 30

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
203
Fortive Corp. (Machinery) ........... $ 16
75 Fortune Brands Innovations, Inc. (Building
Products) .................... 7
111
Fox Corp., Class - A (Media) .......... 5
141
Fox Corp., Class - B (Media) ......... 5
199
Franklin Resources, Inc. (Capital Markets) 4
847
Freeport-McMoRan, Inc. (Metals & Mining) 42
180 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 9
46
Gartner, Inc. (IT Services)(a) .......... 23
167
GE Vernova, Inc. (Electrical Equipment)(a) 43
357
Gen Digital, Inc. (Software) .......... 10
333
General Mills, Inc. (Food Products) ..... 25
686
General Motors Co. (Automobiles) ..... 31
91
Genuine Parts Co. (Distributors) ....... 13
150
Global Payments, Inc. (Financial Services) 15
85
GoDaddy, Inc., Class - A (IT Services)(a) . 13
105
Graco, Inc. (Machinery) ............. 9
520 Halliburton Co. (Energy Equipment &
Services) .................... 15
117 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 48
456 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 10
31
HEICO Corp. (Aerospace & Defense) ... 8
39 HEICO Corp., Class - A (Aerospace &
Defense) .................... 8
87 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 6
170
Hess Corp. (Oil, Gas & Consumable Fuels) 23
768 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 16
90 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 4
149 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 34
140 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 11
392 Honeywell International, Inc. (Industrial
Conglomerates) ............... 81
187
Hormel Foods Corp. (Food Products) .... 6
454 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 8
227 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 23
566 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 20
34
Hubbell, Inc. (Electrical Equipment) .... 15
30
HubSpot, Inc. (Software)(a) .......... 16
72 Humana, Inc. (Health Care Providers &
Services) .................... 23
931
Huntington Bancshares, Inc. (Banks) .... 14
25 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 4
45
IDEX Corp. (Machinery) ............ 10
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
51 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... $ 26
181
Illinois Tool Works, Inc. (Machinery) .... 47
94
Incyte Corp. (Biotechnology)(a) ....... 6
242
Ingersoll Rand, Inc. (Machinery) ....... 24
40 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 9
2,572 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 60
347 Intercontinental Exchange, Inc. (Capital
Markets) .................... 56
553 International Business Machines Corp. (IT
Services) .................... 122
148 International Flavors & Fragrances, Inc.
(Chemicals) .................. 16
205 International Paper Co. (Containers &
Packaging) .................. 10
169
Intuit, Inc. (Software) ............... 105
214 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 105
383
Invitation Homes, Inc. (Residential REITs) 14
112 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 27
174
Iron Mountain, Inc. (Specialized REITs) . 21
63 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 8
45 Jack Henry & Associates, Inc. (Financial
Services) .................... 8
77 Jacobs Solutions, Inc. (Professional
Services) .................... 10
52 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 9
408 Johnson Controls International PLC
(Building Products) ............ 32
1,735
JPMorgan Chase & Co. (Banks) ....... 365
197 Juniper Networks, Inc. (Communications
Equipment) .................. 8
169
Kellanova (Food Products) ........... 14
1,167
Kenvue, Inc. (Personal Care Products) ... 27
651
Keurig Dr Pepper, Inc. (Beverages) ..... 24
555
KeyCorp (Banks) .................. 9
104 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 17
201
Kimberly-Clark Corp. (Household Products) 29
435
Kimco Realty Corp. (Retail REITs) ..... 10
1,250 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 28
375
KKR & Co., Inc. (Capital Markets) ..... 49
83 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 64
105 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 6
52 Labcorp Holdings, Inc. (Health Care
Providers & Services) ........... 12
78 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 64

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
92 Lamb Weston Holdings, Inc. (Food
Products) .................... $ 6
237 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 12
146 Lennar Corp., Class - A (Household
Durables) ................... 27
19 Lennox International, Inc. (Building
Products) .................... 11
128 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 10
291
Linde PLC (Chemicals) ............. 139
93 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 10
152
LKQ Corp. (Distributors) ............ 6
113
Loews Corp. (Insurance) ............. 9
345
Lowe's Cos., Inc. (Specialty Retail) ..... 93
44 LPL Financial Holdings, Inc. (Capital
Markets) .................... 10
152 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 15
98
M&T Bank Corp. (Banks) ............ 17
35
Manhattan Associates, Inc. (Software)(a) . 10
320 Marathon Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 9
215 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 35
8
Markel Group, Inc. (Insurance)(a) ...... 13
23 MarketAxess Holdings, Inc. (Capital
Markets) .................... 6
144 Marriott International, Inc., Class - A
(Hotels, Restaurants & Leisure) .... 36
296
Marsh & McLennan Cos., Inc. (Insurance) 66
36 Martin Marietta Materials, Inc.
(Construction Materials) ......... 19
525 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 38
145
Masco Corp. (Building Products) ....... 12
498 Mastercard, Inc., Class - A (Financial
Services) .................... 246
143 Match Group, Inc. (Interactive Media &
Services)(a) .................. 5
146
McCormick & Co., Inc. (Food Products) . 12
435 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 132
1,328 Meta Platforms, Inc., Class - A (Interactive
Media & Services) ............. 759
364
MetLife, Inc. (Insurance) ............ 30
13 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 19
140 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 5
315 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 25
667 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 69
4,261
Microsoft Corp. (Software) ........... 1,833
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
92
MicroStrategy, Inc. (Software)(a) ...... $ 16
73 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 12
36 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 12
103 Molson Coors Beverage Co., Class - B
(Beverages) .................. 6
804 Mondelez International, Inc., Class - A
(Food Products) ............... 59
44
MongoDB, Inc. (IT Services)(a) ....... 12
30 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 28
462
Monster Beverage Corp. (Beverages)(a) .. 24
98
Moody's Corp. (Capital Markets) ....... 47
740
Morgan Stanley (Capital Markets) ...... 77
98 Motorola Solutions, Inc. (Communications
Equipment) .................. 44
48
MSCI, Inc. (Capital Markets) ......... 28
270
Nasdaq, Inc. (Capital Markets) ........ 20
127 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 16
260
Netflix, Inc. (Entertainment)(a) ........ 184
66 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 8
697
Newmont Corp. (Metals & Mining) ..... 37
235
News Corp., Class - A (Media) ........ 6
1,240
NextEra Energy, Inc. (Electric Utilities) .. 105
727 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 64
247
NiSource, Inc. (Multi-Utilities) ........ 9
33
Nordson Corp. (Machinery) .......... 9
134 Norfolk Southern Corp. (Ground
Transportation) ............... 33
119
Northern Trust Corp. (Capital Markets) .. 11
121
NRG Energy, Inc. (Electric Utilities) .... 11
142
Nucor Corp. (Metals & Mining) ....... 21
14,851 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,803
2
NVR, Inc. (Household Durables)(a) ..... 20
405 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 21
92
Okta, Inc. (IT Services)(a) ............ 7
120 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 24
114
Omnicom Group, Inc. (Media) ........ 12
263 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 19
355 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 32
999
Oracle Corp. (Software) ............. 170
36 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 41
249
Otis Worldwide Corp. (Machinery) ..... 26
172
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 7

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
47
Owens Corning (Building Products) .... $ 8
320
PACCAR, Inc. (Machinery) .......... 32
56 Packaging Corp. of America (Containers &
Packaging) .................. 12
1,223 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 45
194
Palo Alto Networks, Inc. (Software)(a) ... 66
395
Paramount Global, Class - B (Media) .... 4
79
Parker-Hannifin Corp. (Machinery) ..... 50
193
Paychex, Inc. (Professional Services) .... 26
30 Paycom Software, Inc. (Professional
Services) .................... 5
593 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 46
828
PepsiCo, Inc. (Beverages) ............ 141
1,189
PG&E Corp. (Electric Utilities) ........ 24
274
Phillips 66 (Oil, Gas & Consumable Fuels) 36
379 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 12
22
Pool Corp. (Distributors) ............ 8
146
PPG Industries, Inc. (Chemicals) ....... 19
463
PPL Corp. (Electric Utilities) .......... 15
140
Principal Financial Group, Inc. (Insurance) 12
556
Prologis, Inc. (Industrial REITs) ....... 70
218
Prudential Financial, Inc. (Insurance) .... 26
76
PTC, Inc. (Software)(a) ............. 14
288 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 26
97
Public Storage (Specialized REITs) ..... 35
123
PulteGroup, Inc. (Household Durables) .. 18
189 Pure Storage, Inc., Class - A (Technology
Hardware, Storage & Peripherals)(a) 9
64 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 7
679 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 115
89 Quanta Services, Inc. (Construction &
Engineering) ................. 27
64 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 10
123 Raymond James Financial, Inc. (Capital
Markets) .................... 15
113 RB Global, Inc. (Commercial Services &
Supplies) .................... 9
523
Realty Income Corp. (Retail REITs) ..... 33
110
Regency Centers Corp. (Retail REITs) ... 8
561
Regions Financial Corp. (Banks) ....... 13
34
Reliance, Inc. (Metals & Mining) ...... 10
136 Republic Services, Inc. (Commercial
Services & Supplies) ........... 27
91 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 22
453 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 5
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
331 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. $ 8
286 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 13
67 Rockwell Automation, Inc. (Electrical
Equipment) .................. 18
71
Roku, Inc. (Entertainment)(a) ......... 5
169 Rollins, Inc. (Commercial Services &
Supplies) .................... 9
65
Roper Technologies, Inc. (Software) .... 36
204
Ross Stores, Inc. (Specialty Retail) ..... 31
150 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure) .......... 27
263 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 7
79
RPM International, Inc. (Chemicals) .... 10
193
S&P Global, Inc. (Capital Markets) ..... 100
585
Salesforce, Inc. (Software) ........... 160
144
Samsara, Inc., Class - A (Software)(a) ... 7
63 SBA Communications Corp. (Specialized
REITs) ..................... 15
845 Schlumberger N.V. (Energy Equipment &
Services) .................... 35
126 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 14
64
SEI Investments Co. (Capital Markets) .. 4
389
Sempra (Multi-Utilities) ............. 33
124
ServiceNow, Inc. (Software)(a) ........ 111
199
Simon Property Group, Inc. (Retail REITs) 34
104 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 10
609 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 7
30
Snap-on, Inc. (Machinery) ........... 9
181
Snowflake, Inc., Class - A (IT Services)(a) 21
87 Solventum Corp. (Health Care Providers &
Services)(a) .................. 6
105
Southwest Airlines Co. (Passenger Airlines) 3
122 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 9
102
Stanley Black & Decker, Inc. (Machinery) 11
684 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 67
170
State Street Corp. (Capital Markets) ..... 15
93
Steel Dynamics, Inc. (Metals & Mining) . 12
57 STERIS PLC (Health Care Equipment &
Supplies) .................... 14
207 Stryker Corp. (Health Care Equipment &
Supplies) .................... 75
79
Sun Communities, Inc. (Residential REITs) 11
32 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 13
231
Synchrony Financial (Consumer Finance) 12
93
Synopsys, Inc. (Software)(a) .......... 47

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
299 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... $ 23
136
T. Rowe Price Group, Inc. (Capital Markets) 15
100 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 15
129 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 19
275 Target Corp. (Consumer Staples Distribution
& Retail) .................... 43
27 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 7
94 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 13
1,734
Tesla, Inc. (Automobiles)(a) .......... 453
549 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 113
12 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 11
415 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 8
160
The Allstate Corp. (Insurance) ......... 30
462 The Bank of New York Mellon Corp.
(Capital Markets) .............. 33
929 The Charles Schwab Corp. (Capital
Markets) .................... 60
170 The Cigna Group (Health Care Providers &
Services) .................... 59
73
The Clorox Co. (Household Products) ... 12
2,458
The Coca-Cola Co. (Beverages) ....... 177
148 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 15
195 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 97
182 The Hartford Financial Services Group, Inc.
(Insurance) .................. 21
93
The Hershey Co. (Food Products) ...... 18
601
The Home Depot, Inc. (Specialty Retail) . 244
220
The Interpublic Group of Cos., Inc. (Media) 7
63
The J.M. Smucker Co. (Food Products) .. 8
572
The Kraft Heinz Co. (Food Products) .... 20
436 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 25
186
The Mosaic Co. (Chemicals) .......... 5
240 The PNC Financial Services Group, Inc.
(Banks) ..................... 44
355
The Progressive Corp. (Insurance) ...... 90
146
The Sherwin-Williams Co. (Chemicals) .. 56
675
The Southern Co. (Electric Utilities) .... 61
683
The TJX Cos., Inc. (Specialty Retail) .... 80
62
The Toro Co. (Machinery) ............ 5
262
The Trade Desk, Inc., Class - A (Media)(a) 29
140
The Travelers Cos., Inc. (Insurance) ..... 33
1,102
The Walt Disney Co. (Entertainment) .... 106
745 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 34
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
320 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... $ 66
200
Toast, Inc., Class - A (Financial Services)(a) 6
64
Tractor Supply Co. (Specialty Retail) .... 19
65 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 8
34 TransDigm Group, Inc. (Aerospace &
Defense) .................... 49
116
TransUnion (Professional Services) ..... 12
162 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 10
800
Truist Financial Corp. (Banks) ......... 34
93
Twilio, Inc., Class - A (IT Services)(a) ... 6
25
Tyler Technologies, Inc. (Software)(a) ... 15
167
Tyson Foods, Inc., Class - A (Food Products) 10
942
U.S. Bancorp (Banks) ............... 43
1,135 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 85
200
UDR, Inc. (Residential REITs) ........ 9
59 U-Haul Holding Co. (Ground
Transportation) ............... 4
30
Ulta Beauty, Inc. (Specialty Retail)(a) ... 12
370 Union Pacific Corp. (Ground
Transportation) ............... 91
441 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 60
40 United Rentals, Inc. (Trading Companies &
Distributors) ................. 32
24 United Therapeutics Corp. (Biotechnology)
(a) ........................ 9
557 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 325
34 Universal Health Services, Inc., Class - B
(Health Care Providers & Services) . 8
196 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 26
94 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 20
247
Ventas, Inc. (Health Care REITs) ....... 16
149 Veralto Corp. (Commercial Services &
Supplies) .................... 17
54
VeriSign, Inc. (IT Services)(a) ......... 10
85 Verisk Analytics, Inc. (Professional
Services) .................... 23
2,555 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 115
209 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 21
626
VICI Properties, Inc. (Specialized REITs) 21
947
Visa, Inc., Class - A (Financial Services) . 260
215 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 25
81 Vulcan Materials Co. (Construction
Materials) ................... 20
191
W.R. Berkley Corp. (Insurance) ........ 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
As of September 30, 2024 , 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
27 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. $ 28
531 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 5
2,673 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 216
1,469 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 12
241 Waste Management, Inc. (Commercial
Services & Supplies) ........... 50
38 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 14
22 Watsco, Inc. (Trading Companies &
Distributors) ................. 11
186
WEC Energy Group, Inc. (Multi-Utilities) 18
2,098
Wells Fargo & Co. (Banks) ........... 119
362
Welltower, Inc. (Health Care REITs) .... 46
44 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 13
207 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 14
108 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 20
27
Westlake Corp. (Chemicals) .......... 4
461
Weyerhaeuser Co. (Specialized REITs) .. 16
86
Williams-Sonoma, Inc. (Specialty Retail) . 13
127
Workday, Inc., Class - A (Software)(a) ... 31
123
WP Carey, Inc. (Diversified REITs) ..... 8
55 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 5
338
Xcel Energy, Inc. (Electric Utilities) ..... 22
142
Xylem, Inc. (Machinery) ............. 19
185 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 26
30 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 11
99 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 6
122 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 13
275
Zoetis, Inc. (Pharmaceuticals) ......... 54
156 Zoom Video Communications, Inc., Class -
A (Software)(a) ............... 11
52
Zscaler, Inc. (Software)(a) ............ 9
26,593
Uruguay — 0.15%
27
MercadoLibre, Inc. (Broadline Retail)(a) . 55
Total Common Stocks .............. 37,439
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant ................... —
Investment Companies — 0.07%
Money Market Funds — 0.07%
5,200 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 4.75%^^(d) 5
19,967 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.90%(d) .................... 20
Total Investment Companies ......... 25
Total Investments (cost $20,285 ) —
99.81% ..................... 37,464
Other assets in excess of liabilities —
0.19% ...................... 73
Net Assets - 100.00% $ 37,537
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
September 30, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
74
Shares Security Description
Value
(000)
Common Stocks — 88.47%
Australia — 5.92%
4,466
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 94
153,655
ANZ Group Holdings Ltd. (Banks)(a) ... 3,228
56,090
APA Group (Gas Utilities)(a) ......... 300
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 881
256,683 Aurizon Holdings Ltd. (Ground
Transportation) ............... 624
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 665
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,628
33,932
BHP Group Ltd. (Metals & Mining) ..... 1,053
43,919
Commonwealth Bank of Australia (Banks) 4,097
6,371
CSL Ltd. (Biotechnology) ............ 1,258
52,636
Dexus (Office REITs) ............... 275
69,531 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 240
32,382
Fortescue Ltd. (Metals & Mining) ...... 457
68,557
Goodman Group (Industrial REITs) ..... 1,748
7,899
Macquarie Group Ltd. (Capital Markets) . 1,264
174,147
National Australia Bank Ltd. (Banks) .... 4,509
41,245
Qantas Airways Ltd. (Passenger Airlines)(a) 210
55,092
QBE Insurance Group Ltd. (Insurance)(a) 629
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,356
150,128 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 727
198,921
Scentre Group (Retail REITs) ......... 500
18,427
Suncorp Group Ltd. (Insurance) ....... 230
28,895 Transurban Group (Transportation
Infrastructure)(a) .............. 261
74,057
Treasury Wine Estates Ltd. (Beverages) .. 611
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 3,099
148,167
Westpac Banking Corp. (Banks) ....... 3,238
28,099 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 484
11,045 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 254
35,740
Worley Ltd. (Construction & Engineering) 364
35,284
Austria — 0.25%
23,927
Erste Group Bank AG (Banks)(b) ...... 1,311
4,792
OMV AG (Oil, Gas & Consumable Fuels) 205
1,516
Belgium — 0.60%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,693
5,537
Elia Group SA/N.V. (Electric Utilities)(b) 633
1,433
UCB SA (Pharmaceuticals) ........... 259
3,585
Canada — 9.31%
3,586
Agnico Eagle Mines Ltd. (Metals & Mining) 289
22,412
Air Canada (Passenger Airlines)(a) ..... 272
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... $ 2,813
8,987
AltaGas Ltd. (Gas Utilities) ........... 222
45,514
Bank of Montreal (Banks) ............ 4,108
3,712
BRP, Inc. (Leisure Products) .......... 221
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,522
9,821 Canadian National Railway Co. (Ground
Transportation) ............... 1,150
111,414 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 3,700
3,259 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 279
11,085 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail)(a) ........... 1,329
3,259 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 199
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 2,091
835
Constellation Software, Inc. (Software) .. 2,717
11,192
Dollarama, Inc. (Broadline Retail) ...... 1,147
21,506
Emera, Inc. (Electric Utilities) ......... 847
7,123 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 289
1,023
Fairfax Financial Holdings Ltd. (Insurance) 1,292
17,917 First Quantum Minerals Ltd. (Metals &
Mining)(a) ................... 244
5,741
Fortis, Inc. (Electric Utilities) ......... 261
7,691
Franco-Nevada Corp. (Metals & Mining) . 955
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 963
64,358
Great-West Lifeco, Inc. (Insurance) ..... 2,195
12,464
Hydro One Ltd. (Electric Utilities)(b) .... 432
5,430
Intact Financial Corp. (Insurance)(b) .... 1,043
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,757
2,505
Lumine Group, Inc. (Software)(a) ...... 59
8,370
Manulife Financial Corp. (Insurance) .... 247
15,818
Methanex Corp. (Chemicals) .......... 654
18,402
National Bank of Canada (Banks) ...... 1,738
3,339
Nutrien Ltd. (Chemicals) ............ 160
1,796
Onex Corp. (Capital Markets) ......... 126
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 319
66,482
Power Corp. of Canada (Insurance) ..... 2,097
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 84
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 125
67,963 RioCan Real Estate Investment Trust (Retail
REITs) ..................... 1,024
13,991
Royal Bank of Canada (Banks) ........ 1,746
52,851
Shopify, Inc., Class - A (IT Services)(a) .. 4,236
52,951
Sun Life Financial, Inc. (Insurance) ..... 3,072

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. $ 212
18,439 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 963
12,498
The Toronto-Dominion Bank (Banks) ... 790
22,457 Thomson Reuters Corp. (Professional
Services) .................... 3,831
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 1,729
55,549
Denmark — 2.92%
2,246
DSV A/S (Air Freight & Logistics) ..... 462
7,565
Genmab A/S (Biotechnology)(a)(b) ..... 1,834
127,453 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 15,120
17,416
Finland — 0.68%
4,385
Mandatum Oyj (Insurance) ........... 22
145,888
Nokia Oyj (Communications Equipment) . 637
178,699
Nordea Bank Abp (Banks) ........... 2,109
3,545
Orion Oyj, Class - B (Pharmaceuticals) .. 194
4,385
Sampo Oyj, A Shares (Insurance) ...... 204
44,232 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 566
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 342
4,074
France — 9.01%
2,230 Aeroports de Paris SA (Transportation
Infrastructure) ................ 286
24,146
Air Liquide SA (Chemicals) .......... 4,662
23,149
Airbus SE (Aerospace & Defense) ...... 3,388
47,723
AXA SA (Insurance) ............... 1,837
46,563
BNP Paribas SA (Banks) ............. 3,195
1,044
Capgemini SE (IT Services) .......... 225
3,697
Cie de Saint-Gobain SA (Building Products) 337
99,973
Credit Agricole SA (Banks) ........... 1,529
6,505
Dassault Systemes SE (Software) ...... 258
1,749
Eiffage SA (Construction & Engineering)(b) 169
25,532
Engie SA (Multi-Utilities) ............ 441
16,219 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 3,842
2,933
Eurazeo SE (Financial Services) ....... 241
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 6,042
8,164
L'Oreal SA (Personal Care Products) .... 3,661
5,264 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 4,036
1,775
Pernod Ricard SA (Beverages) ........ 269
8,075
Publicis Groupe SA (Media) .......... 884
7,261
Renault SA (Automobiles) ........... 316
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
27,399
Sanofi SA (Pharmaceuticals) .......... $ 3,154
34,976 Schneider Electric SE (Electrical
Equipment)(b) ................ 9,218
98,039
Societe Generale SA (Banks) ......... 2,443
4,176
Thales SA (Aerospace & Defense) ...... 664
23,129 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 1,502
7,086
Unibail-Rodamco-Westfield (Retail REITs) 621
15,933
Veolia Environnement SA (Multi-Utilities) 524
53,744
Germany — 7.11%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 3,458
10,077
Allianz SE, Registered Shares (Insurance) 3,314
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 159
1,065
Beiersdorf AG (Personal Care Products) .. 160
33,975
Commerzbank AG (Banks) ........... 627
2,692
Covestro AG (Chemicals)(a) .......... 168
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 1,967
21,575
Deutsche Boerse AG (Capital Markets) .. 5,064
60,677
Deutsche Post AG (Air Freight & Logistics) 2,706
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 3,774
5,615 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(a) .............. 313
6,983
GEA Group AG (Machinery) ......... 342
1,115
Hannover Rueck SE (Insurance) ....... 318
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,887
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, R
Shares (Insurance) ............. 1,399
6,810 RWE AG (Independent Power and
Renewable Electricity Producers) .. 248
36,196
SAP SE (Software) ................. 8,279
1,461 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 411
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates)(b) ............. 5,710
6,087
Symrise AG (Chemicals)(b) .......... 842
2,309 Volkswagen AG, Preference Shares
(Automobiles) ................ 245
42,391
Hong Kong — 1.22%
483,480
AIA Group Ltd. (Insurance) .......... 4,222
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 238
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
106,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... $ 461
414,317
Link REIT (Retail REITs)(a) .......... 2,066
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. —
121,391 PCCW Ltd. (Diversified Telecommunication
Services) .................... 67
24,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 205
7,259
Ireland (Republic of) — 1.18%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 827
332,317
Bank of Ireland Group PLC (Banks) .... 3,710
25,494
Experian PLC (Professional Services) ... 1,343
2,189 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 515
16,821 James Hardie Industries PLC (Construction
Materials)(a) ................. 668
7,063
Israel — 0.19%
862
CyberArk Software Ltd. (Software)(a) ... 251
1,093
Monday.com Ltd. (Software)(a) ........ 304
3,472
Nice Ltd., ADR (Software)(a) ......... 603
1,158
Italy — 1.78%
47,935
Enel SpA (Electric Utilities)(b) ........ 383
1,561
Ferrari N.V. (Automobiles) ........... 731
69,888
Generali (Insurance) ................ 2,022
157,139
Intesa Sanpaolo SpA (Banks)(b) ....... 673
7,820
Iveco Group N.V. (Machinery) ........ 79
168,665 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 2,882
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 468
166,391
Nexi SpA (Financial Services)(a) ....... 1,130
9,459
Poste Italiane SpA (Insurance) ......... 133
90,548
Snam SpA (Gas Utilities) ............ 461
180,455 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,625
10,587
Japan — 17.53%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment) ....... 414
6,845
AGC, Inc. (Building Products) ........ 222
60,000
Aisin Corp. (Automobile Components) .. 667
27,300
Ajinomoto Co., Inc. (Food Products) .... 1,057
15,300
Amada Co. Ltd. (Machinery) ......... 156
20,400
Asahi Group Holdings Ltd. (Beverages)(b) 267
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
22,900
Astellas Pharma, Inc. (Pharmaceuticals) .. $ 265
15,200 Bridgestone Corp. (Automobile
Components) ................. 587
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,262
8,600
Capcom Co. Ltd. (Entertainment) ...... 201
21,500 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 253
293,700
Concordia Financial Group Ltd. (Banks) . 1,640
178,200
CyberAgent, Inc. (Media) ............ 1,267
26,776 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 478
40,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 1,061
7,900
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 261
1,279 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 156
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 490
16,700
Denso Corp. (Automobile Components) .. 251
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 236
25,200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 652
109,000
Fujitsu Ltd. (IT Services)(b) .......... 2,241
43,600 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 569
8,800 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 272
185,500
Hitachi Ltd. (Industrial Conglomerates) .. 4,919
70,200
Honda Motor Co. Ltd. (Automobiles) ... 750
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 2,867
36,500 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 564
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 529
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 347
21,000
Isuzu Motors Ltd. (Automobiles) ....... 286
92,317 ITOCHU Corp. (Trading Companies &
Distributors) ................. 4,976
141,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,835
8,300
Japan Post Insurance Co. Ltd. (Insurance)(b) 152
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 377
19,000 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 296
101,200 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,243
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 2,924
27,200 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 677
56,800
Kirin Holdings Co. Ltd. (Beverages) .... 866
41,500 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 577

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,345
Komatsu Ltd. (Machinery) ........... $ 178
11,600
Kyoto Financial Group, Inc. (Banks) .... 180
34,600
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 611
6,000 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,000
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,046
80,200
Mazda Motor Corp. (Automobiles) ..... 613
14,200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 677
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 3,563
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 540
97,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 1,450
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 4,439
263,576 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 5,895
108,300 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 1,021
12,600 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 436
96,900 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,918
14,700
NEC Corp. (IT Services) ............. 1,420
20,000
Nexon Co. Ltd. (Entertainment) ....... 397
19,200
Nikon Corp. (Household Durables) ..... 199
6,300
Nippon Sanso Holdings Corp. (Chemicals) 231
30,800
Nippon Steel Corp. (Metals & Mining)(b) 690
910,000 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 933
14,100
Nippon Yusen KK (Marine Transportation) 518
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 661
9,000
Obic Co. Ltd. (IT Services) ........... 316
104,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 1,979
10,900 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 282
10,800
ORIX Corp. (Financial Services) ....... 253
12,700 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 330
243,800
Rakuten Group, Inc. (Broadline Retail)(a)(b) 1,573
15,300
SBI Holdings, Inc. (Capital Markets) .... 354
35,552
Sekisui House Ltd. (Household Durables) 987
21,700 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 327
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 711
32,300
Shiseido Co. Ltd. (Personal Care Products) 879
38,400
Sompo Holdings, Inc. (Insurance) ...... 866
35,500
Sony Group Corp. (Household Durables) . 690
18,800
Subaru Corp. (Automobiles) .......... 333
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
35,700 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... $ 580
42,444 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 907
4,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 162
25,000 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 720
22,400
The Chiba Bank Ltd. (Banks) ......... 182
29,700
Tokio Marine Holdings, Inc. (Insurance) . 1,095
80,800 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 358
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 4,709
31,100
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 724
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development) ..... 179
14,600
TOTO Ltd. (Building Products) ........ 543
17,900
Toyota Industries Corp. (Machinery) .... 1,388
485,000
Toyota Motor Corp. (Automobiles) ..... 8,718
20,310 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 371
17,027
Trend Micro, Inc. (Software) .......... 1,011
25,700
Unicharm Corp. (Household Products) ... 926
31,900
Yakult Honsha Co. Ltd. (Food Products) . 739
61,300
Yamaha Motor Co. Ltd. (Automobiles) .. 552
15,200 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 842
5,700
ZOZO, Inc. (Specialty Retail)(b) ....... 207
104,519
Luxembourg — 0.41%
27,423
ArcelorMittal SA (Metals & Mining) .... 718
2,992 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 190
96,377
Tenaris SA (Energy Equipment & Services) 1,529
2,437
Netherlands — 3.62%
57,506
ABN AMRO Bank N.V. (Banks) ....... 1,039
73,595
Aegon Ltd. (Insurance) .............. 473
22,207
Akzo Nobel N.V. (Chemicals) ......... 1,569
728
Argenx SE (Biotechnology)(a) ........ 394
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 9,078
4,144
EXOR N.V. (Financial Services) ....... 444
14,622
ING Groep N.V. (Banks) ............. 265
76,272
JDE Peet's N.V. (Food Products) ....... 1,593
52,086 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 1,799
24,262
Prosus N.V. (Broadline Retail)(a)(b) .... 1,060
12,879 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 582

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
87,671
Stellantis N.V. (Automobiles) ......... $ 1,214
1,552
Topicus.com, Inc. (Software) .......... 146
11,488
Wolters Kluwer N.V. (Professional Services) 1,937
21,593
New Zealand — 0.06%
55,967 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 266
38,071 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 73
339
Norway — 0.48%
11,596
DNB Bank ASA (Banks) ............ 238
104,675 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 2,649
2,887
Portugal — 0.09%
111,695
EDP SA (Electric Utilities) ........... 509
Singapore — 0.70%
232,772 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 516
175,970 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 289
130,600 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 316
63,580
DBS Group Holdings Ltd. (Banks) ..... 1,882
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 170
3,804
Sea Ltd., ADR (Entertainment)(a) ...... 359
58,700 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 310
18,700
Singapore Exchange Ltd. (Capital Markets) 166
6,600
United Overseas Bank Ltd. (Banks) ..... 165
4,173
South Africa — 0.00%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 29
South Korea — 0.04%
4,504 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 211
Spain — 2.31%
4,588 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 212
1,451 Aena SME SA (Transportation
Infrastructure) ................ 319
10,177 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 737
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... $ 6,703
28,433
Bankinter SA (Banks) ............... 251
62,673
CaixaBank SA (Banks) .............. 374
20,423 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 356
45,547
Enagas SA (Gas Utilities) ............ 699
253,292
Iberdrola SA (Electric Utilities) ........ 3,915
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 237
13,803
Sweden — 2.05%
1,283
Alleima AB (Metals & Mining) ........ 9
10,590 Assa Abloy AB, Class - B (Building
Products) .................... 357
90,968
Atlas Copco AB, Class - A (Machinery) .. 1,764
59,272
Atlas Copco AB, Class - B (Machinery) .. 1,017
51,812
Essity AB, Class - B (Household Products) 1,617
11,977 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 152
51,934 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 795
32,522
Swedbank AB, Class - A (Banks) ....... 691
153,298 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 1,735
298,195 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 965
117,701
Volvo AB, Class - B (Machinery) ...... 3,115
12,217
Switzerland — 8.79%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 7,887
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 353
8,475 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 848
1,838 Baloise Holding AG, Registered Shares
(Insurance) .................. 376
44 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 568
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,148
13,970
Coca-Cola HBC AG (Beverages) ....... 498
16,029
DSM-Firmenich AG (Chemicals) ...... 2,212
387,007
Glencore PLC (Metals & Mining)(b) .... 2,216
5,080 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 1,388
4,844 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 434
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 2,835

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
8,432 Medacta Group SA (Health Care Equipment
& Supplies) .................. $ 1,246
65,900 Nestle SA, Registered Shares (Food
Products) .................... 6,624
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 7,798
441 Partners Group Holding AG (Capital
Markets) .................... 665
12,047
Roche Holding AG (Pharmaceuticals) ... 3,856
13,543
Sandoz Group AG (Pharmaceuticals) .... 564
2,325 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 260
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 792
191,523
UBS Group AG (Capital Markets) ...... 5,928
3,139
Zurich Insurance Group AG (Insurance) .. 1,897
52,393
United Kingdom — 11.13%
38,163
3i Group PLC (Capital Markets) ....... 1,690
5,633
Admiral Group PLC (Insurance) ....... 210
24,674
Anglo American PLC (Metals & Mining) . 802
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,326
53,176
AstraZeneca PLC (Pharmaceuticals)(b) .. 8,282
31,506 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 366
195,608
Aviva PLC (Insurance) .............. 1,267
121,738
BAE Systems PLC (Aerospace & Defense) 2,021
54,861
BP PLC (Oil, Gas & Consumable Fuels) . 286
51,346
British American Tobacco PLC (Tobacco) 1,872
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 606
10,781 Coca-Cola Europacific Partners PLC
(Beverages) .................. 849
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,211
44,110
Diageo PLC (Beverages) ............ 1,540
18,079
GSK PLC (Pharmaceuticals) .......... 368
176,859
Haleon PLC (Personal Care Products)(b) . 925
223,327
HSBC Holdings PLC (Banks) ......... 2,003
90,451
Imperial Brands PLC (Tobacco) ....... 2,631
242,896
Informa PLC (Media) ............... 2,671
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 715
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 1,902
114,719
Kingfisher PLC (Specialty Retail) ...... 495
18,851 Land Securities Group PLC (Diversified
REITs) ..................... 164
134,325
Legal & General Group PLC (Insurance) . 407
129,651
National Grid PLC (Multi-Utilities)(a) ... 1,792
4,989
Next PLC (Broadline Retail) .......... 653
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
155,259 Ocado Group PLC (Consumer Staples
Distribution & Retail)(a) ......... $ 801
16,942 Pearson PLC (Diversified Consumer
Services) .................... 230
9,818 Reckitt Benckiser Group PLC (Household
Products) .................... 601
56,944
RELX PLC (Professional Services) ..... 2,688
66,751
Rio Tinto PLC (Metals & Mining) ...... 4,738
7,432
Severn Trent PLC (Water Utilities)(b) ... 263
298,341 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 9,676
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,554
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 273
44,660
SSE PLC (Electric Utilities)(a) ........ 1,125
85,307
St. James's Place PLC (Capital Markets) . 838
33,934
The Sage Group PLC (Software) ....... 466
18,373
The Weir Group PLC (Machinery) ...... 534
55,598
Unilever PLC (Personal Care Products) .. 3,604
10,568
United Utilities Group PLC (Water Utilities) 148
18,267 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 767
66,360
United States — 1.09%
24,053
CRH PLC (Construction Materials) ..... 2,201
8,324
Linde PLC (Chemicals) ............. 3,970
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 335
6,506
Total Common Stocks .............. 527,602
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Companies — 10.42%
International Equity Funds — 9.93%
318,915
iShares Core MSCI EAFE ETF ........ 24,891
650,004
Vanguard FTSE Developed Markets ETF . 34,327
59,218

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description
Value
(000)
Investment Companies (continued)
Money Market Funds — 0.49%
2,897,940 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.90%(d) .................... $ 2,898
2,898
Total Investment Companies ......... 62,116
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 16
Total Investments (cost $302,357 ) —
98.89% ..................... 589,734
Other assets in excess of liabilities —
1.11% ...................... 6,612
Net Assets - 100.00% $ 596,346
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
September 30, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The International Equity Portfolio
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ....................................................................................................................................................... — 88.47% 88.47%
Warrant .................................................................................................................................................................... — 0.00% 0.00%
Investment Companies ............................................................................................................................................. 10.28% 0.14% 10.42%
Purchased Options on Futures ................................................................................................................................. 0.00% — 0.00%
Other Assets (Liabilities) ......................................................................................................................................... 0.23% 0.88% 1.11%
Total Net Assets .................................................................................................................................................. 10.51% 89.49% 100.00%

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future ................... 32 12/20/24 $ 3,980 $ 73
$ 3,980 $ 73
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 9 12/20/24 $ 2,616 $ (52)
$ 2,616 $ (52)
Total Unrealized Appreciation ..................... $ 73
Total Unrealized Depreciation ..................... (52)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 21
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 2 $ 596 $ 5,960.00 10/31/24 $ (2)
E-Mini S&P 500 Future Option ............. Call 2 595 5,950.00 10/31/24 (2)
S&P 500 Future Option .................. Call 1 581 5,810.00 10/18/24 (4)
S&P 500 Future Option .................. Call 1 580 5,800.00 10/18/24 (5)
S&P 500 Future Option .................. Call 2 1,185 5,925.00 10/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 2 578 5,775.00 10/18/24 (5)
E-Mini S&P 500 Future Option ............. Put 4 1,145 5,725.00 10/18/24 (8)
E-Mini S&P 500 Future Option ............. Put 5 1,425 5,700.00 10/18/24 (8)
E-Mini S&P 500 Future Option ............. Put 6 1,650 5,500.00 10/18/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 555 5,550.00 10/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 550 5,500.00 10/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 3 829 5,525.00 10/31/24 (4)
S&P 500 Future Option .................. Put 3 1,500 5,000.00 10/18/24 (1)
S&P 500 Future Option .................. Put 4 2,010 5,025.00 10/18/24 (1)
S&P 500 Future Option .................. Put 5 2,400 4,800.00 10/31/24 (2)
S&P 500 Future Option .................. Put 6 2,970 4,950.00 10/31/24 (3)
S&P 500 Future Option .................. Put 1 550 5,500.00 10/31/24 (3)
S&P 500 Future Option .................. Put 2 1,085 5,425.00 10/31/24 (4)

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
S&P 500 Future Option .................. Put 1 $ 460 $ 4,600.00 10/31/24 $ —
S&P 500 Future Option .................. Put 3 1,433 4,775.00 10/31/24 (1)
S&P 500 Future Option .................. Put 4 1,960 4,900.00 10/31/24 (2)
S&P 500 Future Option .................. Put 7 3,378 4,825.00 10/31/24 (3)
S&P 500 Future Option .................. Put 7 3,448 4,925.00 10/31/24 (4)
S&P 500 Future Option .................. Put 8 3,880 4,850.00 10/31/24 (4)
S&P 500 Future Option .................. Put 2 980 4,900.00 11/15/24 (2)
S&P 500 Future Option .................. Put 6 2,925 4,875.00 11/15/24 (7)
S&P 500 Future Option .................. Put 3 1,605 5,350.00 11/15/24 (11)
S&P 500 Future Option .................. Put 3 1,613 5,375.00 11/15/24 (11)
S&P 500 Future Option .................. Put 2 990 4,950.00 11/15/24 (3)
S&P 500 Future Option .................. Put 2 1,050 5,250.00 11/29/24 (8)
S&P 500 Future Option .................. Put 3 1,590 5,300.00 11/29/24 (13)
$ (133)
Exchanged-traded options on futures contacts purchased as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 2 $ 595 $ 5,950.00 10/18/24 $ 2
E-Mini S&P 500 Future Option ............. Call 5 1,485 5,940.00 10/18/24 4
S&P 500 Future Option .................. Call 2 1,174 5,870.00 10/18/24 4
E-Mini S&P 500 Future Option ............. Put 4 1,030 5,150.00 10/18/24 1
S&P 500 Future Option .................. Put 2 1,000 5,000.00 10/31/24 1
S&P 500 Future Option .................. Put 2 1,010 5,050.00 10/31/24 2
S&P 500 Future Option .................. Put 2 1,020 5,100.00 10/31/24 2
$ 16

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
83
Shares Security Description
Value
(000)
Common Stocks — 52.88%
Australia — 3.12%
7,852
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 166
62,860
ANZ Group Holdings Ltd. (Banks)(a) ... 1,321
66,468
APA Group (Gas Utilities)(a) ......... 356
11,711 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 473
6,379
ASX Ltd. (Capital Markets) .......... 281
62,139 Aurizon Holdings Ltd. (Ground
Transportation) ............... 151
105,878
BHP Group Ltd. (Metals & Mining) ..... 3,285
9,648
BlueScope Steel Ltd. (Metals & Mining) . 147
43,504 Brambles Ltd. (Commercial Services &
Supplies) .................... 571
7,184 CAR Group Ltd. (Interactive Media &
Services)(a) .................. 186
1,628 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 317
46,430 Coles Group Ltd. (Consumer Staples
Distribution & Retail)(a) ......... 579
34,939
Commonwealth Bank of Australia (Banks) 3,257
19,483
Computershare Ltd. (Professional Services) 340
10,673
CSL Ltd. (Biotechnology) ............ 2,107
27,017
Dexus (Office REITs) ............... 141
79,434 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 275
35,371
Fortescue Ltd. (Metals & Mining) ...... 499
35,630
Goodman Group (Industrial REITs) ..... 909
83,032
Insurance Australia Group Ltd. (Insurance) 421
7,549
Macquarie Group Ltd. (Capital Markets) . 1,208
130,426
Medibank Pvt. Ltd. (Insurance) ........ 329
3,733 Mineral Resources Ltd. (Metals & Mining)
(a) ........................ 133
87,022
Mirvac Group (Diversified REITs) ...... 129
64,341
National Australia Bank Ltd. (Banks) .... 1,664
28,517 Northern Star Resources Ltd. (Metals &
Mining)(a) ................... 312
15,882
Orica Ltd. (Chemicals)(a) ............ 202
52,698
Origin Energy Ltd. (Electric Utilities) ... 365
62,648
Pilbara Minerals Ltd. (Metals & Mining)^(a) 141
1,234
Pro Medicus Ltd. (Health Care Technology) 152
16,953
Qantas Airways Ltd. (Passenger Airlines)(a) 87
33,939
QBE Insurance Group Ltd. (Insurance)(a) 388
8,213 Ramsay Health Care Ltd. (Health Care
Providers & Services)(a) ......... 236
1,132 REA Group Ltd. (Interactive Media &
Services)^ ................... 157
4,919 Reece Ltd. (Trading Companies &
Distributors) ................. 96
7,856
Rio Tinto Ltd. (Metals & Mining) ...... 695
68,473 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 332
108,956
Scentre Group (Retail REITs) ......... 274
7,147
SEEK Ltd. (Interactive Media & Services) 122
4,088 Seven Group Holdings Ltd. (Trading
Companies & Distributors) ....... 121
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
15,764 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... $ 296
95,044
South32 Ltd. (Metals & Mining) ....... 244
50,708
Stockland (Diversified REITs) ......... 183
33,833
Suncorp Group Ltd. (Insurance) ....... 423
165,962 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 444
38,432
The GPT Group (Diversified REITs) .... 132
105,984 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 374
78,108 Transurban Group (Transportation
Infrastructure)(a) .............. 705
27,947
Treasury Wine Estates Ltd. (Beverages) .. 230
77,574
Vicinity Ltd. (Retail REITs)(b) ........ 118
6,840 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 164
23,525
Wesfarmers Ltd. (Broadline Retail) ..... 1,142
71,853
Westpac Banking Corp. (Banks) ....... 1,570
3,566
WiseTech Global Ltd. (Software)(a) ..... 338
39,927 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 688
33,450 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 769
30,745
Austria — 0.07%
7,177
Erste Group Bank AG (Banks)(b) ...... 393
2,955
OMV AG (Oil, Gas & Consumable Fuels) 126
1,486
Verbund AG (Electric Utilities) ........ 123
2,215
voestalpine AG (Metals & Mining) ..... 58
700
Belgium — 0.52%
3,275
Ageas SA/N.V. (Insurance) ........... 175
42,594 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,823
431
D'ieteren Group (Distributors) ......... 91
1,877
Elia Group SA/N.V. (Electric Utilities)(b) 214
2,651 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 207
5,020
KBC Group N.V. (Banks) ............ 399
19
Lotus Bakeries N.V. (Food Products)(b) .. 255
298
Sofina SA (Financial Services) ........ 84
1,525
Syensqo SA (Chemicals) ............. 135
3,136
UCB SA (Pharmaceuticals) ........... 566
5,269 Warehouses De Pauw CVA (Industrial
REITs)(a) ................... 140
5,089
Canada — 1.02%
422
Agnico Eagle Mines Ltd. (Metals & Mining) 34
896 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 50
2,517
AltaGas Ltd. (Gas Utilities) ........... 62

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
5,799
Barrick Gold Corp. (Metals & Mining) .. $ 115
5,671 BCE, Inc. (Diversified Telecommunication
Services) .................... 197
31,002
Brookfield Corp. (Capital Markets) ..... 1,646
248 Canadian National Railway Co. (Ground
Transportation) ............... 29
18,154 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 1,552
8,395 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 223
1,643 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 100
1,059
CGI, Inc. (IT Services)(a) ............ 122
1,784
Dollarama, Inc. (Broadline Retail) ...... 183
2,498 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 53
5,406
Emera, Inc. (Electric Utilities) ......... 213
8,168 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 250
2,016 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 82
106
Fairfax Financial Holdings Ltd. (Insurance) 134
5,540
Fortis, Inc. (Electric Utilities) ......... 252
729
Franco-Nevada Corp. (Metals & Mining) . 91
1,181 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 198
4,256
Great-West Lifeco, Inc. (Insurance) ..... 145
6,776
Hydro One Ltd. (Electric Utilities)(b) .... 235
865
Intact Financial Corp. (Insurance)(b) .... 166
1,309 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 41
1,861 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 248
3,526 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 223
7,509 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 130
2,936
Power Corp. of Canada (Insurance) ..... 93
6,778 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 177
1,941 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 140
4,335 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 174
393
Royal Bank of Canada (Banks) ........ 49
8,224
Saputo, Inc. (Food Products)(b) ........ 178
1,197
Stantec, Inc. (Construction & Engineering) 96
1,288
Sun Life Financial, Inc. (Insurance) ..... 75
1,652 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 79
29,482 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 1,539
9,042 TELUS Corp. (Diversified
Telecommunication Services) ..... 152
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,053 The Descartes Systems Group, Inc.
(Software)(a) ................. $ 108
1,267 Thomson Reuters Corp. (Professional
Services) .................... 216
5,029
TMX Group Ltd. (Capital Markets) ..... 158
10,008
Chile — 0.02%
8,277
Antofagasta PLC (Metals & Mining) .... 223
Denmark — 1.86%
61 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 99
92 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 155
5,292
Carlsberg A/S, Class - B (Beverages) .... 630
3,875 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 505
24,537
Danske Bank A/S (Banks) ............ 738
2,022 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 79
11,354
DSV A/S (Air Freight & Logistics) ..... 2,337
1,455
Genmab A/S (Biotechnology)(a)(b) ..... 352
77,790 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 9,227
9,119
Novonesis (Novozymes) (Chemicals) ... 657
8,123
Orsted A/S (Electric Utilities)(a)(b) ..... 538
1,696 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 280
193 ROCKWOOL A/S, Class - B (Building
Products) .................... 91
27,808
Tryg A/S (Insurance)(b) ............. 660
82,124 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 1,808
1,312
Zealand Pharma A/S (Biotechnology)(a) . 160
18,316
Finland — 0.43%
5,451 Elisa Oyj (Diversified Telecommunication
Services) .................... 289
9,600
Fortum Oyj (Electric Utilities)^ ........ 158
8,706 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 186
7,017
Kone Oyj, Class - B (Machinery) ....... 420
13,507
Metso Oyj (Machinery)(b) ........... 144
8,970
Neste Oyj (Oil, Gas & Consumable Fuels) 174
111,073
Nokia Oyj (Communications Equipment) . 485
69,389
Nordea Bank Abp (Banks) ........... 819
4,391
Orion Oyj, Class - B (Pharmaceuticals) .. 241
12,317
Sampo Oyj, A Shares (Insurance) ...... 574
12,328 Stora Enso Oyj, R Shares (Paper & Forest
Products) .................... 158
11,007 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 368

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
10,739
Wartsila Oyj Abp (Machinery) ......... $ 240
4,256
France — 5.96%
3,986
Accor SA (Hotels, Restaurants & Leisure) 173
1,354 Aeroports de Paris SA (Transportation
Infrastructure) ................ 174
12,480
Air Liquide SA (Chemicals) .......... 2,409
12,405
Airbus SE (Aerospace & Defense) ...... 1,815
7,061
Alstom SA (Machinery)(a) ........... 147
1,199
Amundi SA (Capital Markets) ......... 90
1,204
Arkema SA (Chemicals) ............. 115
37,938
AXA SA (Insurance) ............... 1,460
2,876 BioMerieux (Health Care Equipment &
Supplies) .................... 345
21,373
BNP Paribas SA (Banks) ............. 1,466
36,419
Bollore SE (Entertainment) ........... 243
9,654
Bouygues SA (Construction & Engineering) 323
10,464 Bureau Veritas SA (Professional Services)
(b) ........................ 348
3,243
Capgemini SE (IT Services) .......... 700
30,917 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 527
9,493
Cie de Saint-Gobain SA (Building Products) 866
14,159 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 575
1,195
Covivio SA (Office REITs)(a) ......... 73
22,105
Credit Agricole SA (Banks) ........... 338
17,256
Danone SA (Food Products) .......... 1,257
1,689 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 349
53,082
Dassault Systemes SE (Software) ...... 2,108
44,900
Edenred SE (Financial Services) ....... 1,701
1,580
Eiffage SA (Construction & Engineering)(b) 153
46,527
Engie SA (Multi-Utilities) ............ 805
12,363 EssilorLuxottica SA (Health Care
Equipment & Supplies)(a) ....... 2,929
1,021
Eurazeo SE (Financial Services) ....... 84
1,426
Gecina SA (Office REITs)(b) .......... 164
21,352
Getlink SE (Transportation Infrastructure) 380
659 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 1,622
3,021
Ipsen SA (Pharmaceuticals) ........... 372
1,541 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 444
4,316
Klepierre SA (Retail REITs) .......... 141
6,091 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 251
5,416
Legrand SA (Electrical Equipment) ..... 624
8,426
L'Oreal SA (Personal Care Products) .... 3,779
7,749 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 5,941
67,251 Orange SA (Diversified Telecommunication
Services)(b) .................. 770
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
5,044
Pernod Ricard SA (Beverages) ........ $ 763
4,804
Publicis Groupe SA (Media) .......... 526
830
Remy Cointreau SA (Beverages)(a) ..... 65
4,048
Renault SA (Automobiles) ........... 176
4,788 Rexel SA (Trading Companies &
Distributors) ................. 139
13,883
Safran SA (Aerospace & Defense) ...... 3,267
39,873
Sanofi SA (Pharmaceuticals) .......... 4,590
625 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 131
17,333 Schneider Electric SE (Electrical
Equipment)(b) ................ 4,568
1,083
SEB SA (Household Durables)(b) ...... 124
14,820
Societe Generale SA (Banks) ......... 369
3,581
Sodexo SA (Hotels, Restaurants & Leisure) 294
1,960
Teleperformance SE (Professional Services) 202
3,877
Thales SA (Aerospace & Defense) ...... 616
67,845 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 4,403
2,504
Unibail-Rodamco-Westfield (Retail REITs) 219
14,532
Veolia Environnement SA (Multi-Utilities) 478
10,426
Vinci SA (Construction & Engineering) .. 1,219
35,579
Vivendi SE (Media) ................ 412
58,622
Germany — 4.35%
3,362 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 891
8,407
Allianz SE, Registered Shares (Insurance) 2,764
18,492
BASF SE (Chemicals) .............. 980
24,796 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 838
6,598 Bayerische Motoren Werke AG
(Automobiles) ................ 583
1,182 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 98
1,611
Bechtle AG (IT Services) ............ 72
4,073
Beiersdorf AG (Personal Care Products) .. 613
2,698 Brenntag SE (Trading Companies &
Distributors) ................. 201
873 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 69
21,852
Commerzbank AG (Banks) ........... 403
2,207
Continental AG (Automobile Components) 143
3,881
Covestro AG (Chemicals)(a) .......... 242
1,317 CTS Eventim AG & Co. KGaA
(Entertainment)(b) ............. 137
10,513
Daimler Truck Holding AG (Machinery) . 395
3,876 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 157
39,501 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 684
11,930
Deutsche Boerse AG (Capital Markets) .. 2,800
12,004 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(b) .......... 88

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
21,295
Deutsche Post AG (Air Freight & Logistics) $ 950
80,690 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 2,370
3,984
Dr. Ing. h.c. F. Porsche AG (Automobiles) 318
59,955
E.ON SE (Multi-Utilities) ............ 893
5,085
Evonik Industries AG (Chemicals) ...... 119
9,192 Fresenius Medical Care AG (Health Care
Providers & Services) ........... 390
13,382 Fresenius SE & Co. KGaA (Health Care
Providers & Services)(a) ......... 511
5,050
GEA Group AG (Machinery) ......... 248
1,809
Hannover Rueck SE (Insurance) ....... 517
2,810 Heidelberg Materials AG (Construction
Materials) ................... 306
2,215 Henkel AG & Co. KGaA (Household
Products) .................... 188
6,230 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 586
68,611 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,409
1,432
Knorr-Bremse AG (Machinery) ........ 128
2,212 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 231
15,914
Mercedes-Benz Group AG (Automobiles) 1,031
3,619
Merck KGaA (Pharmaceuticals) ....... 639
1,223 MTU Aero Engines AG (Aerospace &
Defense) .................... 382
3,026 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen, R
Shares (Insurance) ............. 1,668
1,248
Nemetschek SE (Software) ........... 130
3,072 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 141
2,306 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 96
158
Rational AG (Machinery) ............ 161
1,315
Rheinmetall AG (Aerospace & Defense) . 715
18,886 RWE AG (Independent Power and
Renewable Electricity Producers) .. 688
28,685
SAP SE (Software) ................. 6,559
566 Sartorius AG, Preference Shares (Life
Sciences Tools & Services)(b) ..... 159
3,102
Scout24 SE (Interactive Media & Services) 267
23,890 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 4,831
13,239 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 489
7,395 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 445
4,520
Symrise AG (Chemicals)(b) .......... 625
3,046
Talanx AG (Insurance) .............. 257
4,235 Volkswagen AG, Preference Shares
(Automobiles) ................ 450
15,360 Vonovia SE (Real Estate Management &
Development)(a) .............. 561
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
4,887
Zalando SE (Specialty Retail)(a) ....... $ 162
42,778
Hong Kong — 1.22%
450,318
AIA Group Ltd. (Insurance) .......... 3,933
86,195
BOC Hong Kong Holdings Ltd. (Banks) . 273
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
46,200 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 201
55,910 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 317
24,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 163
44,219
CLP Holdings Ltd. (Electric Utilities) ... 387
1,119 Futu Holdings Ltd., ADR (Capital Markets)
(a)(b) ...................... 107
47,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 232
16,139
Hang Seng Bank Ltd. (Banks) ......... 201
28,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 91
169,550 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 217
300,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 246
24,900 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 1,017
45,140 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 166
5,900 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates)(a) ............. 230
53,106
Link REIT (Retail REITs)(a) .......... 265
52,500
MTR Corp. Ltd. (Ground Transportation) . 196
42,368 Power Assets Holdings Ltd. (Electric
Utilities) .................... 270
227,838
Prudential PLC (Insurance) ........... 2,113
117,328 Sino Land Co. Ltd. (Real Estate
Management & Development)(a) ... 128
29,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 78
30,360 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 329
7,930 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 68
28,500
Techtronic Industries Co. Ltd. (Machinery) 425
22,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 62
187,356
WH Group Ltd. (Food Products) ....... 148
37,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 129
11,992

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Ireland (Republic of) — 0.95%
18,983 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... $ 1,799
508 AerCap Holdings N.V. (Trading Companies
& Distributors) ............... 48
37,825
AIB Group PLC (Banks) ............ 217
21,199
Bank of Ireland Group PLC (Banks) .... 237
1,982
DCC PLC (Industrial Conglomerates)(b) . 135
51,170
Experian PLC (Professional Services) ... 2,695
6,958 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 1,650
9,161 James Hardie Industries PLC (Construction
Materials)(a) ................. 364
3,198 Kerry Group PLC, Class - A (Food
Products)(b) ................. 331
3,256
Kingspan Group PLC (Building Products) 305
35,188 Ryanair Holdings PLC, ADR (Passenger
Airlines) .................... 1,590
9,371
Israel — 0.46%
1,566 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 109
25,488
Bank Hapoalim BM (Banks) .......... 256
30,579
Bank Leumi Le-Israel BM (Banks) ..... 300
2,210 Check Point Software Technologies Ltd.
(Software)(a) ................. 426
888
CyberArk Software Ltd. (Software)(a) ... 259
999
Elbit Systems Ltd. (Aerospace & Defense) 199
2,055
Global-e Online Ltd. (Broadline Retail)(a) 79
32,925
ICL Group Ltd. (Chemicals) .......... 140
1
Isracard Ltd. (Consumer Finance) ...... —
25,858
Israel Discount Bank Ltd., Class - A (Banks) 145
3,229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 126
785
Monday.com Ltd. (Software)(a) ........ 218
1,530
Nice Ltd. (Software)(a) .............. 266
78,118 Teva Pharmaceutical Industries Ltd.
(Pharmaceuticals)(a) ........... 1,413
23,700 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 427
1,089
Wix.com Ltd. (IT Services)(a) ......... 182
4,545
Italy — 1.70%
4,731 Amplifon SpA (Health Care Providers &
Services) .................... 136
25,806
Banco BPM SpA (Banks) ............ 174
24,336 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 207
1,572 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 183
169,236
Enel SpA (Electric Utilities)(b) ........ 1,352
51,274
Eni SpA (Oil, Gas & Consumable Fuels) . 781
3,182
Ferrari N.V., ADR (Automobiles) ...... 1,496
2,622
Ferrari N.V. (Automobiles) ........... 1,229
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
12,251
FinecoBank Banca Fineco SpA (Banks) .. $ 210
22,646
Generali (Insurance) ................ 656
20,426 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 251
682,388
Intesa Sanpaolo SpA (Banks)(b) ....... 2,920
13,936
Leonardo SpA (Aerospace & Defense) ... 312
10,476 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 179
4,540 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 289
11,816
Nexi SpA (Financial Services)(a) ....... 80
9,738
Poste Italiane SpA (Insurance) ......... 137
27,309
Prysmian SpA (Electrical Equipment) ... 1,986
3,687 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 208
79,550
Snam SpA (Gas Utilities) ............ 406
216,022 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 60
52,307 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 471
68,731
UniCredit SpA (Banks) .............. 3,016
16,739
Japan — 10.16%
16,000 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 753
19,900 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 540
3,865
AGC, Inc. (Building Products) ........ 125
11,100
Aisin Corp. (Automobile Components) .. 123
13,500
Ajinomoto Co., Inc. (Food Products) .... 522
9,900
ANA Holdings, Inc. (Passenger Airlines)(b) 212
36,000
Asahi Group Holdings Ltd. (Beverages)(b) 471
35,410
Asahi Kasei Corp. (Chemicals) ........ 268
14,100 Asics Corp. (Textiles, Apparel & Luxury
Goods)(b) ................... 296
49,890
Astellas Pharma, Inc. (Pharmaceuticals) .. 576
14,000 Bandai Namco Holdings, Inc. (Leisure
Products)^ ................... 320
11,760 Bridgestone Corp. (Automobile
Components) ................. 454
4,500 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 88
21,947 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 723
7,600
Capcom Co. Ltd. (Entertainment) ...... 177
21,100 Central Japan Railway Co. (Ground
Transportation) ............... 487
26,100 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 307
16,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 775
26,600
Concordia Financial Group Ltd. (Banks) . 149
12,078 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 216

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,700
Daifuku Co. Ltd. (Machinery) ......... $ 130
18,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 490
38,700
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 1,278
5,500
Daikin Industries Ltd. (Building Products) 772
2,647 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 323
13,630 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development)^ .... 430
28,000 Daiwa Securities Group, Inc. (Capital
Markets)^ ................... 199
39,200
Denso Corp. (Automobile Components) .. 589
5,870
Dentsu Group, Inc. (Media) .......... 181
1,900 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 501
26,400 East Japan Railway Co. (Ground
Transportation) ............... 524
8,400
Eisai Co. Ltd. (Pharmaceuticals) ....... 313
59,878 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 328
19,500
FANUC Corp. (Machinery) ........... 573
4,000
Fast Retailing Co. Ltd. (Specialty Retail) . 1,327
2,900
Fuji Electric Co. Ltd. (Electrical Equipment) 176
23,530 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals)^ . 609
34,900
Fujitsu Ltd. (IT Services)(b) .......... 718
7,800 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 101
8,500 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 262
400 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 89
2,200 Hitachi Construction Machinery Co. Ltd.
(Machinery)^ ................. 54
96,900
Hitachi Ltd. (Industrial Conglomerates) .. 2,569
94,762
Honda Motor Co. Ltd. (Automobiles)^ ... 1,012
4,400
Hoshizaki Corp. (Machinery) ......... 154
7,300 Hoya Corp. (Health Care Equipment &
Supplies) .................... 1,011
16,000 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 163
2,800 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 87
28,195 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)^(b) .......... 204
19,500
Inpex Corp. (Oil, Gas & Consumable Fuels) 264
12,270
Isuzu Motors Ltd. (Automobiles) ....... 167
24,758 ITOCHU Corp. (Trading Companies &
Distributors) ................. 1,334
9,100 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 159
21,200 Japan Exchange Group, Inc. (Capital
Markets) .................... 276
40,500
Japan Post Bank Co. Ltd. (Banks)(b) .... 380
46,560
Japan Post Holdings Co. Ltd. (Insurance)(b) 447
7,100
Japan Post Insurance Co. Ltd. (Insurance)(b) 131
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
77 Japan Real Estate Investment Corp. (Office
REITs)^ .................... $ 306
28,127
Japan Tobacco, Inc. (Tobacco) ......... 820
11,500
JFE Holdings, Inc. (Metals & Mining)(b) . 155
8,500 Kajima Corp. (Construction &
Engineering)^ ................ 159
13,400
Kao Corp. (Personal Care Products) ..... 663
8,100 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation)^ ............... 126
37,500 KDDI Corp. (Wireless Telecommunication
Services) .................... 1,201
5,400 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 161
7,400 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 3,547
14,000
Kikkoman Corp. (Food Products) ...... 159
6,400 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 159
28,110
Kirin Holdings Co. Ltd. (Beverages) .... 428
9,800 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 306
2,900 Kokusai Electric Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 65
19,490
Komatsu Ltd. (Machinery) ........... 546
2,500
Konami Group Corp. (Entertainment) ... 255
21,100
Kubota Corp. (Machinery) ........... 301
26,780 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 313
9,300
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 164
1,700 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 283
82,200
LY Corp. (Interactive Media & Services) . 240
8,900
M3, Inc. (Health Care Technology) ..... 89
4,900
Makita Corp. (Machinery) ........... 166
29,471 Marubeni Corp. (Trading Companies &
Distributors) ................. 487
14,000 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail)^ .... 231
11,450
Mazda Motor Corp. (Automobiles) ..... 87
6,200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 295
12,700
MEIJI Holdings Co. Ltd. (Food Products) 318
7,900
MINEBEA MITSUMI, Inc. (Machinery) . 156
28,310 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 182
69,620 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,447
39,490 Mitsubishi Electric Corp. (Electrical
Equipment)^ ................. 641
27,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 430
22,800 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 162
66,870 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 999

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
375,082 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... $ 3,852
53,532 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 1,197
3,450
Mitsui Chemicals, Inc. (Chemicals) ..... 92
54,900 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 517
7,300 Mitsui O.S.K. Lines Ltd. (Marine
Transportation)^ ............... 253
50,052
Mizuho Financial Group, Inc. (Banks) ... 1,035
13,000 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 217
27,000 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 635
35,100 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 695
5,130
NEC Corp. (IT Services) ............. 495
7,100
Nexon Co. Ltd. (Entertainment) ....... 141
17,400
NIDEC Corp. (Electrical Equipment) .... 366
49,800
Nintendo Co. Ltd. (Entertainment) ...... 2,662
390
Nippon Building Fund, Inc. (Office REITs) 357
1,900 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 100
20,100 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 153
144 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 247
3,500
Nippon Sanso Holdings Corp. (Chemicals)^ 128
17,900
Nippon Steel Corp. (Metals & Mining)(b) 401
783,500 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 804
9,700
Nippon Yusen KK (Marine Transportation)^ 356
50,100
Nissan Motor Co. Ltd. (Automobiles)^ ... 142
11,200 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 313
3,000
Nitori Holdings Co. Ltd. (Specialty Retail) 447
14,800
Nitto Denko Corp. (Chemicals) ........ 249
62,700
Nomura Holdings, Inc. (Capital Markets) . 327
2,200 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 59
178 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 178
9,520 Nomura Research Institute Ltd. (IT
Services) .................... 354
13,500
NTT Data Group Corp. (IT Services) .... 243
13,000 Obayashi Corp. (Construction &
Engineering) ................. 166
11,500
Obic Co. Ltd. (IT Services) ........... 404
24,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 470
3,800 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 174
19,200 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 258
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
2,600
Oracle Corp. Japan (Software) ......... $ 269
26,000 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 672
24,000
ORIX Corp. (Financial Services) ....... 562
14,045
Osaka Gas Co. Ltd. (Gas Utilities)^ ..... 317
10,500
Otsuka Corp. (IT Services) ........... 260
10,900
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 619
9,900 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 257
48,600 Panasonic Holdings Corp. (Household
Durables) ................... 427
31,600
Rakuten Group, Inc. (Broadline Retail)(a)(b) 204
31,000 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,884
35,400 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 514
46,885
Resona Holdings, Inc. (Banks) ........ 328
11,200 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 122
7,080 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment)^ ...... 80
5,400
SBI Holdings, Inc. (Capital Markets) .... 125
1,700 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 120
5,700
SCSK Corp. (IT Services) ............ 119
13,000 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 481
6,069 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals)^ ......... 112
8,200 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 128
13,725
Sekisui House Ltd. (Household Durables) 381
55,390 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 835
20,300 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 218
6,200 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 208
1,600
Shimano, Inc. (Leisure Products) ....... 305
37,525
Shin-Etsu Chemical Co. Ltd. (Chemicals) 1,568
23,400
Shionogi & Co. Ltd. (Pharmaceuticals)^ .. 335
12,200
Shiseido Co. Ltd. (Personal Care Products) 332
17,200
Shizuoka Financial Group, Inc. (Banks) .. 150
1,200
SMC Corp. (Machinery) ............. 537
728,540 SoftBank Corp. (Wireless
Telecommunication Services) ..... 952
21,400 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 1,269
19,580
Sompo Holdings, Inc. (Insurance) ...... 441
214,000
Sony Group Corp. (Household Durables) . 4,158
12,354
Subaru Corp. (Automobiles) .......... 219
7,000 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 76
21,840 Sumitomo Corp. (Trading Companies &
Distributors) ................. 490

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
15,220 Sumitomo Electric Industries Ltd.
(Automobile Components)^ ...... $ 247
5,000 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 150
79,209 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 1,693
13,600
Sumitomo Mitsui Trust Group, Inc. (Banks) 326
6,100 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 207
6,900
Suntory Beverage & Food Ltd. (Beverages) 260
32,700
Suzuki Motor Corp. (Automobiles) ..... 368
10,800 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 214
10,000
T&D Holdings, Inc. (Insurance) ....... 176
3,650
Taisei Corp. (Construction & Engineering) 160
38,445 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 1,108
40,500 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 517
27,700 Terumo Corp. (Health Care Equipment &
Supplies) .................... 525
11,600
The Chiba Bank Ltd. (Banks) ......... 94
20,710 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 343
8,000
TIS, Inc. (IT Services) .............. 204
5,700
Toho Co. Ltd. (Entertainment) ......... 231
39,220
Tokio Marine Holdings, Inc. (Insurance) . 1,446
44,000 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 195
17,180 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 3,064
13,900
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 324
20,200
Tokyu Corp. (Ground Transportation) ... 262
5,100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 152
27,800
Toray Industries, Inc. (Chemicals) ...... 164
5,400
TOTO Ltd. (Building Products) ........ 201
3,000
Toyota Industries Corp. (Machinery) .... 233
214,300
Toyota Motor Corp. (Automobiles) ..... 3,851
12,900 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 236
4,300
Trend Micro, Inc. (Software) .......... 255
13,400
Unicharm Corp. (Household Products) ... 483
15,000 West Japan Railway Co. (Ground
Transportation)(b) ............. 285
14,200
Yakult Honsha Co. Ltd. (Food Products) . 329
18,300
Yamaha Motor Co. Ltd. (Automobiles) .. 165
14,400 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 164
5,100
Yaskawa Electric Corp. (Machinery) .... 179
4,900 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 126
4,900 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 272
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,300
ZOZO, Inc. (Specialty Retail)^(b) ...... $ 229
99,953
Jordan — 0.02%
9,279 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 237
Luxembourg — 0.08%
10,634
ArcelorMittal SA (Metals & Mining) .... 279
6,090 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 386
10,149
Tenaris SA (Energy Equipment & Services) 161
826
Macau — 0.01%
48,660 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 123
Netherlands — 2.68%
9,551
ABN AMRO Bank N.V. (Banks) ....... 173
456
Adyen N.V. (Financial Services)(a)(b) ... 714
30,951
Aegon Ltd. (Insurance) .............. 199
3,423
Akzo Nobel N.V. (Chemicals) ......... 242
1,233
Argenx SE (Biotechnology)(a) ........ 667
3,141 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 2,072
9,921 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 8,250
5,050
ASR Nederland N.V. (Insurance) ....... 248
1,616 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 206
3,968
Euronext N.V. (Capital Markets) ....... 431
2,815
EXOR N.V. (Financial Services) ....... 302
10,803 Ferrovial SE (Construction & Engineering)
(a) ........................ 464
5,324
Heineken Holding N.V. (Beverages) .... 402
24,876
Heineken N.V. (Beverages) ........... 2,207
1,211 IMCD N.V. (Trading Companies &
Distributors) ................. 210
68,131
ING Groep N.V. (Banks) ............. 1,236
13,631
JDE Peet's N.V. (Food Products) ....... 285
28,280 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 977
161,054 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 658
16,764 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 550
6,670
NN Group N.V. (Insurance) ........... 332
10,373
OCI N.V. (Chemicals)(b) ............ 296
29,886
Prosus N.V. (Broadline Retail)(a)(b) .... 1,306
10,496 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 474
2,214
Randstad N.V. (Professional Services)^ .. 110

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
44,535
Stellantis N.V. (Automobiles) ......... $ 617
91,229
Stellantis N.V. (Automobiles) ......... 1,282
17,132 Universal Music Group N.V.
(Entertainment) ............... 448
6,163
Wolters Kluwer N.V. (Professional Services) 1,039
26,397
New Zealand — 0.10%
26,594 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 126
12,284 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 272
14,981
Mercury NZ Ltd. (Electric Utilities) ..... 62
25,473 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 96
36,890 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 71
3,004
Xero Ltd. (Software)(a) ............. 310
937
Norway — 0.24%
6,340 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 136
18,489
DNB Bank ASA (Banks) ............ 378
18,034 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 455
6,812
Gjensidige Forsikring ASA (Insurance) .. 128
2,205 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 216
9,991
Mowi ASA (Food Products)(b) ........ 180
28,493
Norsk Hydro ASA (Metals & Mining) ... 184
24,218
Orkla ASA (Food Products) .......... 229
1,321
Salmar ASA (Food Products) ......... 69
18,497 Telenor ASA (Diversified
Telecommunication Services) ..... 237
3,344
Yara International ASA (Chemicals) .... 106
2,318
Poland — 0.01%
4,008
InPost SA (Air Freight & Logistics)(a) ... 76
Portugal — 0.06%
62,958
EDP SA (Electric Utilities) ........... 287
9,702 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 182
6,259 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 123
592
Singapore — 0.79%
114,438 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 254
150,821 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 248
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
52,200 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... $ 126
41,404
DBS Group Holdings Ltd. (Banks) ..... 1,226
279,600 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 189
506,493 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 1,925
30,800
Keppel Ltd. (Industrial Conglomerates) .. 158
70,337 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 824
7,680
Sea Ltd., ADR (Entertainment)(a) ...... 724
28,400
Sembcorp Industries Ltd. (Multi-Utilities) 122
29,900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 158
36,200
Singapore Exchange Ltd. (Capital Markets) 321
69,700 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 252
191,540 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 481
26,500
United Overseas Bank Ltd. (Banks) ..... 662
38,100
Wilmar International Ltd. (Food Products) 99
7,769
South Korea — 0.12%
999 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals) .................. 1,174
Spain — 1.31%
1,026
Acciona SA (Electric Utilities) ........ 146
5,119 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering)(a) ............... 236
1,575 Aena SME SA (Transportation
Infrastructure) ................ 346
32,094 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 2,324
120,237 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,299
108,910
Banco de Sabadell SA (Banks) ........ 231
327,353
Banco Santander SA (Banks)(b) ....... 1,677
76,308
CaixaBank SA (Banks) .............. 455
15,064 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 611
6,260 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers)
(a) ........................ 109
12,801
Endesa SA (Electric Utilities) ......... 280
6,422
Grifols SA (Biotechnology)(a) ......... 73
134,732
Iberdrola SA (Electric Utilities) ........ 2,083
22,805 Industria de Diseno Textil SA (Specialty
Retail) ...................... 1,350
22,353
Redeia Corp. SA (Electric Utilities) ..... 435
38,753
Repsol SA (Oil, Gas & Consumable Fuels) 511

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
138,944 Telefonica SA (Diversified
Telecommunication Services) ..... $ 679
12,845
Sweden — 1.56%
5,235 AddTech AB, B Shares (Trading Companies
& Distributors) ............... 157
6,011
Alfa Laval AB (Machinery) .......... 289
20,809 Assa Abloy AB, Class - B (Building
Products) .................... 701
139,486
Atlas Copco AB, Class - A (Machinery) .. 2,706
32,586
Atlas Copco AB, Class - B (Machinery) .. 559
8,161 Beijer Ref AB (Trading Companies &
Distributors)(b) ............... 134
7,303
Boliden AB (Metals & Mining) ........ 248
13,731
Epiroc AB, Class - A (Machinery) ...... 298
8,321
Epiroc AB, Class - B (Machinery) ...... 158
7,845
EQT AB (Capital Markets) ........... 269
17,201
Essity AB, Class - B (Household Products) 537
3,788 Evolution AB (Hotels, Restaurants &
Leisure) .................... 373
13,679 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 120
7,714 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 166
12,958 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 221
43,435 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 468
4,077 Holmen AB, B shares (Paper & Forest
Products) .................... 176
6,699
Husqvarna AB, B shares (Machinery) ... 47
2,824 Industrivarden AB, Class - A (Financial
Services)(b) .................. 104
4,065 Industrivarden AB, Class - C (Financial
Services) .................... 150
5,482
Indutrade AB (Machinery) ........... 171
2,888 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 90
36,177
Investor AB, Class - B (Financial Services) 1,116
2,195 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 126
4,677 Lifco AB, Class - B (Industrial
Conglomerates) ............... 154
32,399 Nibe Industrier AB, Class - B (Building
Products) .................... 178
12,568 Saab AB, Class - B (Aerospace & Defense)
(a) ........................ 268
4,608 Sagax AB, Class - B (Real Estate
Management & Development) ..... 131
21,970
Sandvik AB (Machinery) ............ 492
15,193 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 193
36,982 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 566
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
6,826 Skanska AB, Class - B (Construction &
Engineering) ................. $ 142
6,837
SKF AB, B shares (Machinery) ........ 136
18,684 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 272
39,850 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 409
21,261
Swedbank AB, Class - A (Banks) ....... 452
7,972 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 257
22,455 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 254
70,060 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 529
92,504 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 300
4,522
Trelleborg AB, Class - B (Machinery) ... 174
4,018
Volvo AB, Class - A (Machinery) ....... 107
33,074
Volvo AB, Class - B (Machinery) ...... 876
15,373 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 42
15,316
Switzerland — 5.32%
33,144 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 1,923
3,479 Adecco Group AG (Professional Services)
(b) ........................ 119
10,400 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 1,041
2,188
Avolta AG (Specialty Retail)(b) ........ 93
720 Bachem Holding AG (Life Sciences Tools &
Services) .................... 61
2,666 Baloise Holding AG, Registered Shares
(Insurance) .................. 545
4,373 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 451
297 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 549
2,313
BKW AG (Electric Utilities) .......... 420
4 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 510
21 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 271
20,661 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 3,282
4,678
Clariant AG, Registered Shares (Chemicals) 71
6,983
Coca-Cola HBC AG (Beverages) ....... 249
5,027
DSM-Firmenich AG (Chemicals) ...... 694
141
EMS-Chemie Holding AG (Chemicals) .. 118
1,239
Galderma Group AG (Pharmaceuticals)(a) 115
699 Geberit AG, Registered Shares (Building
Products) .................... 456
214 Givaudan SA, Registered Shares
(Chemicals) .................. 1,175

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
216,836
Glencore PLC (Metals & Mining)(b) .... $ 1,242
2,202 Helvetia Holding AG, Registered Shares
(Insurance) .................. 380
10,799
Holcim AG (Construction Materials)(b) .. 1,058
4,133
Julius Baer Group Ltd. (Capital Markets) . 249
1,326 Kuehne + Nagel International AG, R Shares
(Marine Transportation) ......... 363
3,299 Logitech International SA, R Shares
(Technology Hardware, Storage &
Peripherals) .................. 296
1,514 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 961
71,149 Nestle SA, Registered Shares (Food
Products) .................... 7,151
56,391 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 6,493
33,825 On Holding AG, Class - A (Textiles, Apparel
& Luxury Goods)(a) ............ 1,696
471 Partners Group Holding AG (Capital
Markets) .................... 710
15,174
Roche Holding AG (Pharmaceuticals) ... 4,857
4,821 Roche Holding AG, Class - BR
(Pharmaceuticals) ............. 1,651
8,513
Sandoz Group AG (Pharmaceuticals) .... 355
1,022 Schindler Holding AG, Class - PC
(Machinery) ................. 300
509 Schindler Holding AG, Registered Shares
(Machinery) ................. 145
4,534 SGS SA, Registered Shares (Professional
Services)(a)(b) ................ 507
12,640
SIG Group AG (Containers & Packaging)(b) 281
3,172
Sika AG, Registered Shares (Chemicals)(b) 1,052
1,042 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 375
14,212 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 424
2,351 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 385
649
Swiss Life Holding AG (Insurance) ..... 543
5,330 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 598
7,759
Swiss Re AG (Insurance) ............ 1,074
1,234 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 807
1,375
Temenos AG, Registered Shares (Software) 96
1,141 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 49
619 The Swatch Group AG, Class - BR (Textiles,
Apparel & Luxury Goods) ....... 133
116,642
UBS Group AG (Capital Markets) ...... 3,610
562
VAT Group AG (Machinery) .......... 287
3,515
Zurich Insurance Group AG (Insurance) .. 2,124
52,395
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan — 0.15%
8,311 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... $ 1,443
United Kingdom — 8.26%
20,191
3i Group PLC (Capital Markets) ....... 894
9,613
Admiral Group PLC (Insurance) ....... 359
26,281
Anglo American PLC (Metals & Mining) . 854
9,070 Ashtead Group PLC (Trading Companies &
Distributors) ................. 703
6,915 Associated British Foods PLC (Food
Products) .................... 216
41,487
AstraZeneca PLC (Pharmaceuticals)(b) .. 6,461
22,805 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 265
57,130
Aviva PLC (Insurance) .............. 370
164,060
BAE Systems PLC (Aerospace & Defense) 2,724
803,576
Barclays PLC (Banks)(b) ............ 2,414
27,571 Barratt Developments PLC (Household
Durables)(b) ................. 177
2,059 Berkeley Group Holdings PLC (Household
Durables)(a) ................. 130
601,164
BP PLC (Oil, Gas & Consumable Fuels) . 3,135
46,759
British American Tobacco PLC (Tobacco) 1,704
176,328 BT Group PLC (Diversified
Telecommunication Services) ..... 349
13,265 Bunzl PLC (Trading Companies &
Distributors) ................. 628
186,613
Centrica PLC (Multi-Utilities)(b) ....... 292
5,815 Coca-Cola Europacific Partners PLC
(Beverages) .................. 458
85,373 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 2,737
3,943
Croda International PLC (Chemicals)(b) . 223
94,094
Diageo PLC (Beverages) ............ 3,286
15,236
Endeavour Mining PLC (Metals & Mining) 360
12,803 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 131
168,159
GSK PLC (Pharmaceuticals) .......... 3,424
221,777
Haleon PLC (Personal Care Products)(b) . 1,160
9,073 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 317
7,838 Hargreaves Lansdown PLC (Capital
Markets) .................... 117
559,154
HSBC Holdings PLC (Banks) ......... 5,014
24,026
Imperial Brands PLC (Tobacco) ....... 699
27,761
Informa PLC (Media) ............... 305
3,317 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 361
5,156
Intertek Group PLC (Professional Services) 357
89,781 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 356
56,001
JD Sports Fashion PLC (Specialty Retail) 115
42,031
Kingfisher PLC (Specialty Retail) ...... 181

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
14,197 Land Securities Group PLC (Diversified
REITs) ..................... $ 124
125,455
Legal & General Group PLC (Insurance) . 380
1,310,652
Lloyds Banking Group PLC (Banks) .... 1,030
23,580 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 3,228
46,682
M&G PLC (Financial Services) ........ 129
27,008 Melrose Industries PLC (Aerospace &
Defense) .................... 165
8,856
Mondi PLC (Paper & Forest Products) ... 169
235,833
National Grid PLC (Multi-Utilities)(a) ... 3,259
463,411
NatWest Group PLC (Banks)(b) ....... 2,145
13,978
Next PLC (Broadline Retail) .......... 1,831
28,600 Pearson PLC (Diversified Consumer
Services) .................... 389
6,409
Persimmon PLC (Household Durables) .. 141
14,964
Phoenix Group Holdings PLC (Insurance) 112
20,501 Reckitt Benckiser Group PLC (Household
Products) .................... 1,254
75,338
RELX PLC (Professional Services) ..... 3,557
74,512 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 364
46,970
Rio Tinto PLC (Metals & Mining) ...... 3,334
176,418 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 1,248
16,172
Schroders PLC (Capital Markets) ...... 76
31,414
Segro PLC (Industrial REITs)(a) ....... 368
14,166
Severn Trent PLC (Water Utilities)(b) ... 502
172,103 Shell PLC (Oil, Gas & Consumable Fuels)
(a) ........................ 5,582
28,329 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 439
7,443 Smiths Group PLC (Industrial
Conglomerates) ............... 167
1,525
Spirax Group PLC (Machinery) ........ 154
29,961
SSE PLC (Electric Utilities)(a) ........ 755
45,979
Standard Chartered PLC (Banks) ....... 488
76,092 Taylor Wimpey PLC (Household Durables)
(b) ........................ 167
201,764 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 969
40,501
The Sage Group PLC (Software) ....... 556
80,615
Unilever PLC (Personal Care Products) .. 5,225
37,398
United Utilities Group PLC (Water Utilities) 524
648,132 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 650
3,877 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 163
14,049
Wise PLC, Class - A (Financial Services)(a) 126
21,565
WPP PLC (Media) ................. 221
81,267
United States — 0.33%
64,513
Coupang, Inc. (Broadline Retail)(a) ..... 1,583
16,875
CRH PLC (Construction Materials) ..... 1,565
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,809 RB Global, Inc. (Commercial Services &
Supplies) .................... $ 146
3,294
Total Common Stocks .............. 520,346
Investment Companies — 46.06%
Domestic Equity Funds — 0.06%
56,230
Kayne Anderson Energy Infrastructure Fund 619
International Equity Funds — 42.06%
596,982 Aberdeen UK Smaller Cos Growth Trust
PLC ....................... 3,965
192,822
Aberforth Smaller Companies Trust PLC . 4,062
688,080
Argo Investments Ltd. .............. 4,253
472,756
Asia Dragon Trust PLC ............. 2,705
818,000 Australian Foundation Investment Co. Ltd.
Fund^ ...................... 4,211
1,614,892
AVI Japan Opportunity Trust PLC Fund .. 3,033
3,383,459
Baillie Gifford European Growth Trust PLC 4,125
2,114,199
Baillie Gifford Shin Nippon PLC ....... 3,306
1,573,702
Baillie Gifford UK Growth Trust PLC ... 3,803
638,663 BlackRock Enhanced International Dividend
Trust ....................... 3,704
440,632 BlackRock Greater Europe Investment Trust
PLC ....................... 3,505
206,547
BlackRock Health Sciences Term Trust .. 3,272
445,370 BlackRock Innovation and Growth Term
Trust ....................... 3,363
166,572 BlackRock Science and Technology Term
Trust^ ...................... 3,198
3,108,501
European Assets Trust PLC Fund ....... 3,594
444,762
European Opportunities Trust PLC ..... 5,119
363,328
Fidelity Emerging Markets Ltd. ........ 3,357
2,337,640
Fidelity Japan Trust PLC ............ 5,182
1,043,979
Fidelity Special Values PLC .......... 4,404
2,327,398
Henderson European Focus Trust PLC ... 5,700
551,665
iShares Core MSCI EAFE ETF ........ 43,057
849,919
Japan Smaller Capitalization Fund, Inc. .. 7,029
1,319,657
JPMorgan European Discovery Trust PLC 8,252
7,782,827
JPMorgan European Growth & Income PLC 10,473
1,046,705 JPMorgan Japan Small Cap Growth &
Income PLC ................. 4,617
1,653,053
JPMorgan Japanese Investment Trust PLC 12,278
970,000
Lowland Investment Co. PLC ......... 1,646
1,551,201
Mercantile Investment Trust PLC ...... 5,065
500,354 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 4,103
165,314 Neuberger Berman Next Generation
Connectivity Fund, Inc. ......... 2,121
693,989
Oakley Capital Investments Ltd. ....... 4,731
2,809,755
Polar Capital Global Financials Trust PLC 6,658
1,869,745
Regal Asian Investments Ltd. ......... 2,765

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
2,692,880
Schroder Japan Trust PLC ............ $ 9,058
10,089,219
Schroders Capital Global Innovation Trust 1,308
219,097
Smithson Investment Trust PLC ....... 4,231
703,414
Strategic Equity Capital PLC ......... 3,244
1,151,235
Temple Bar Investment Trust PLC ...... 4,110
1,941,780 Templeton Emerging Markets Investment
Trust PLC ................... 4,419
533,038
The Baillie Gifford Japan Trust PLC .... 5,290
506,980
The Edinburgh Investment Trust PLC ... 5,090
1,650,905
The European Smaller Companies ...... 3,985
264,440
The Monks Investment Trust PLC ...... 4,157
266,469
The New Germany Fund, Inc. ......... 2,380
1,029,161 TR Property Investment Trust PLC -
Ordinary Shares ............... 4,887
1,047,596
Vanguard FTSE Developed Markets ETF . 55,324
1,540,000
Vanguard FTSE Europe ETF .......... 109,493
246,903
Witan Investment Trust PLC .......... 878
1,152,150
Worldwide Healthcare Trust PLC/Fund .. 5,323
413,833
Money Market Funds — 3.94%
469,716 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 4.75%^^(d) 470
38,359,047 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.90%(d) .................... 38,359
38,829
Total Investment Companies ......... 453,281
Security Description
Value
(000)
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... $ 28
Total Investments (cost $765,421 ) —
98.94% ..................... 973,655
Other assets in excess of liabilities —
1.06% ...................... 10,393
Net Assets - 100.00% $ 984,048
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
September 30, 2024.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions
Monashee
Investment
Management,
LLC Total
Common Stocks .............................................................................. — 52.88% — — — 52.88%
Investment Companies .................................................................... 21.24% 0.06% 14.22% 0.01% 10.53% 46.06%
Purchased Options on Futures ........................................................ — — — — 0.00% 0.00%
Other Assets (Liabilities) ................................................................ -0.05% 0.41% 0.37% — 0.33% 1.06%
Total Net Assets ......................................................................... 21.19% 53.35% 14.59% 0.01% 10.86% 100.00%

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI EAFE Index Future .............................. 382 12/20/24 $ 47,517 $ 918
$ 47,517 $ 918
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future .................................... 18 12/20/24 $ 5,233 $ (104)
$ 5,233 $ (104)
Total Unrealized Appreciation ..................... $ 918
Total Unrealized Depreciation ..................... (104)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 814
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 3 $ 893 $ 5,950.00 10/31/24 $ (4)
E-Mini S&P 500 Future Option ............. Call 3 894 5,960.00 10/31/24 (3)
S&P 500 Future Option .................. Call 2 1,160 5,800.00 10/18/24 (10)
S&P 500 Future Option .................. Call 2 1,162 5,810.00 10/18/24 (9)
S&P 500 Future Option .................. Call 2 1,185 5,925.00 10/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 10 2,750 5,500.00 10/18/24 (6)
E-Mini S&P 500 Future Option ............. Put 8 2,280 5,700.00 10/18/24 (48)
E-Mini S&P 500 Future Option ............. Put 7 2,004 5,725.00 10/18/24 (13)
E-Mini S&P 500 Future Option ............. Put 4 1,155 5,775.00 10/18/24 (10)
E-Mini S&P 500 Future Option ............. Put 3 833 5,550.00 10/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 3 825 5,500.00 10/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 5 1,381 5,525.00 10/31/24 (6)
S&P 500 Future Option .................. Put 6 3,015 5,025.00 10/18/24 (2)
S&P 500 Future Option .................. Put 5 2,500 5,000.00 10/18/24 (2)
S&P 500 Future Option .................. Put 11 5,445 4,950.00 10/31/24 (6)
S&P 500 Future Option .................. Put 2 1,085 5,425.00 10/31/24 (4)
S&P 500 Future Option .................. Put 3 1,380 4,600.00 10/31/24 (1)
S&P 500 Future Option .................. Put 5 2,388 4,775.00 10/31/24 (2)
S&P 500 Future Option .................. Put 3 1,650 5,500.00 10/31/24 (8)

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
S&P 500 Future Option .................. Put 12 $ 5,790 $ 4,825.00 10/31/24 $ (5)
S&P 500 Future Option .................. Put 13 6,305 4,850.00 10/31/24 (6)
S&P 500 Future Option .................. Put 6 2,940 4,900.00 10/31/24 (3)
S&P 500 Future Option .................. Put 12 5,910 4,925.00 10/31/24 (6)
S&P 500 Future Option .................. Put 9 4,320 4,800.00 10/31/24 (4)
S&P 500 Future Option .................. Put 3 1,485 4,950.00 11/15/24 (4)
S&P 500 Future Option .................. Put 4 2,150 5,375.00 11/15/24 (15)
S&P 500 Future Option .................. Put 6 3,210 5,350.00 11/15/24 (21)
S&P 500 Future Option .................. Put 10 4,875 4,875.00 11/15/24 (11)
S&P 500 Future Option .................. Put 3 1,470 4,900.00 11/15/24 (4)
S&P 500 Future Option .................. Put 2 1,050 5,250.00 11/29/24 (8)
S&P 500 Future Option .................. Put 4 2,120 5,300.00 11/29/24 (17)
$ (249)
Exchanged-traded options on futures contacts purchased as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 4 $ 1,190 $ 5,950.00 10/18/24 $ 3
E-Mini S&P 500 Future Option ............. Call 8 2,376 5,940.00 10/18/24 7
S&P 500 Future Option .................. Call 4 2,348 5,870.00 10/18/24 11
E-Mini S&P 500 Future Option ............. Put 6 1,545 5,150.00 10/18/24 1
S&P 500 Future Option .................. Put 4 2,000 5,000.00 10/31/24 2
S&P 500 Future Option .................. Put 3 1,515 5,050.00 10/31/24 2
S&P 500 Future Option .................. Put 3 1,530 5,100.00 10/31/24 2
$ 28

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
98
Shares Security Description
Value
(000)
Common Stocks — 72.94%
Bermuda — 0.05%
20,000 Ocean Wilsons Holdings Ltd.
(Transportation Infrastructure) ..... $ 392
Brazil — 3.43%
386,805
Ambev SA (Beverages) ............. 929
415,133 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 816
205,836
Banco Bradesco SA (Banks) .......... 495
299,980 Banco Bradesco SA, Preference Shares
(Banks)(a) ................... 810
35,932
Banco BTG Pactual SA (Capital Markets)(a) 219
175,936
Banco do Brasil SA (Banks) .......... 878
115,146
BB Seguridade Participacoes SA (Insurance) 750
60,721
BRF SA (Food Products)(b) .......... 264
48,968 Caixa Seguridade Participacoes SA
(Insurance) .................. 131
80,534
CCR SA (Transportation Infrastructure) .. 179
91,542 Centrais Eletricas Brasileiras SA (Electric
Utilities) .................... 661
16,201 Cia de Saneamento Basico do Estado de Sao
Paulo SABESP (Water Utilities) ... 269
279,051 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 584
98,100 Cia Siderurgica Nacional SA (Metals &
Mining) ..................... 232
36,292
Embraer SA (Aerospace & Defense)(b) .. 320
30,744 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 108
301,349 Hapvida Participacoes e Investimentos S/A
(Health Care Providers & Services)(b) 221
16,860
Inter & Co., Inc. (Banks) ............ 112
329,919 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,187
64,681
Itausa SA, Preference Shares (Banks) .... 131
61,243
JBS S/A (Food Products) ............ 356
96,815
Klabin SA (Containers & Packaging) .... 371
85,119 Localiza Rent a Car SA (Ground
Transportation) ............... 641
97,849 Natura & Co. Holding S/A (Personal Care
Products)(a) .................. 252
187,085
NU Holdings Ltd., Class - A (Banks)(b) .. 2,554
315,389 Petroleo Brasileiro SA (Oil, Gas &
Consumable Fuels) ............. 2,274
184,422 Petroleo Brasileiro SA, Preference Shares
(Oil, Gas & Consumable Fuels) .... 1,219
76,563
PRIO SA (Oil, Gas & Consumable Fuels)(a) 609
132,292 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 619
45,616 Rede D'Or Sao Luiz SA (Health Care
Providers & Services) ........... 259
108,800
Rumo SA (Ground Transportation)(a) ... 400
10,177 StoneCo Ltd., Class - A (Financial Services)
(b) ........................ 115
41,400
Suzano SA (Paper & Forest Products) ... 414
154,282 TIM SA (Wireless Telecommunication
Services) .................... 531
Shares Security Description
Value
(000)
Common Stocks (continued)
Brazil (continued)
227,856
Vale SA (Metals & Mining) ........... $ 2,657
49,658
Vibra Energia SA (Specialty Retail)(a) ... 213
121,308
WEG SA (Electrical Equipment) ....... 1,211
11,368
XP, Inc., Class - A (Capital Markets) .... 204
25,195
Chile — 0.31%
21,549
Banco de Credito e Inversiones SA (Banks) 670
75,192 Empresas CMPC SA (Paper & Forest
Products) .................... 131
4,488,970
Enel Americas SA (Electric Utilities) .... 459
7,027,795
Enel Chile SA (Electric Utilities) ....... 387
47,236
Falabella SA (Broadline Retail)(b) ...... 175
11,341,129 Latam Airlines Group SA (Passenger
Airlines) .................... 146
7,697 Sociedad Quimica y Minera de Chile SA,
Class - B (Electrical Equipment) ... 320
2,288
China — 17.92%
77,365 360 Security Technology, Inc., Class - A
(Software) ................... 97
31,500 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 128
2,150,000 Agricultural Bank of China Ltd., H Shares
(Banks) ..................... 1,003
75,400 Air China Ltd., Class - A (Passenger
Airlines)(b) .................. 84
43,000
Akeso, Inc. (Biotechnology)(b) ........ 377
963,718 Alibaba Group Holding Ltd., Class W
(Broadline Retail) ............. 12,806
314,000 Aluminum Corp of China Ltd., H Shares
(Metals & Mining) ............. 246
155,700 Aluminum Corp. of China Ltd., Class - A
(Metals & Mining) ............. 194
6,300 Anjoy Foods Group Co. Ltd., Class - A
(Food Products) ............... 88
91,400 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 1,082
5,814 Autohome, Inc., ADR (Interactive Media &
Services) .................... 190
146,676 Baidu, Inc. (Interactive Media & Services)
(b) ........................ 1,929
5,524,100
Bank of China Ltd., H Shares (Banks) ... 2,580
1,296,000 Bank of Communications Co. Ltd., H Shares
(Banks) ..................... 986
157,600 Bank of Hangzhou Co. Ltd., Class - A
(Banks) ..................... 314
85,800
Bank of Ningbo Co. Ltd., Class - A (Banks) 311
310,100 Baoshan Iron & Steel Co. Ltd., Class - A
(Metals & Mining) ............. 305
9,449
Bilibili, Inc., ADR (Entertainment)(b) ... 221
7,500
Bilibili, Inc., Class - Z (Entertainment)(b) 173
32,000
BYD Co. Ltd. (Automobiles)(a) ....... 1,142

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
30,653
BYD Co. Ltd., Class - A (Automobiles) .. $ 1,323
68,000 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 281
1,061,000 CGN Power Co. Ltd., H Shares
(Independent Power and Renewable
Electricity Producers) ........... 408
134,900 China Communications Services Corp.
Ltd., H Shares (Construction &
Engineering) ................. 72
7,273,350 China Construction Bank Corp., H Shares
(Banks) ..................... 5,423
30,800 China CSSC Holdings Ltd., Class - A
(Machinery) ................. 183
1,641,000 China Everbright Bank Co. Ltd., H Shares
(Banks) ..................... 555
110,000
China Feihe Ltd. (Food Products) ...... 83
69,200 China Galaxy Securities Co. Ltd., Class - A
(Capital Markets) .............. 150
174,000 China Galaxy Securities Co. Ltd., H Shares
(Capital Markets) .............. 161
167,000 China Hongqiao Group Ltd. (Metals &
Mining) ..................... 274
53,600 China International Capital Corp. Ltd., Class
- A (Capital Markets) ........... 291
50,800 China International Capital Corp. Ltd., H
Shares (Capital Markets) ........ 89
642,000 China Life Insurance Co. Ltd., H Shares
(Insurance)(b) ................ 1,264
70,200
China Literature Ltd. (Media)(a)(b) ..... 288
290,000 China Longyuan Power Group Corp. Ltd.,
H Shares (Independent Power and
Renewable Electricity Producers) .. 260
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(a) .................. 296
77,800 China Merchants Bank Co. Ltd., Class - A
(Banks) ..................... 411
251,500 China Merchants Bank Co. Ltd., H Shares
(Banks) ..................... 1,219
1,030,000 China National Building Material Co. Ltd.,
H Shares (Construction Materials)(a) 447
80,850 China Northern Rare Earth Group High-
Tech Co. Ltd., Class - A (Metals &
Mining) ..................... 236
72,200 China Pacific Insurance Group Co. Ltd.,
Class - A (Insurance) ........... 397
110,200 China Pacific Insurance Group Co. Ltd., H
Shares (Insurance) ............. 390
379,100 China Petroleum & Chemical Corp., Class -
A (Oil, Gas & Consumable Fuels) .. 374
1,407,400 China Petroleum & Chemical Corp., H
Shares (Oil, Gas & Consumable Fuels) 865
156,700 China Railway Group Ltd., Class - A
(Construction & Engineering) ..... 146
290,000 China Shenhua Energy Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 1,292
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class - A (Specialty Retail) ....... 102
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
5,316,000 China Tower Corp. Ltd., H Shares
(Diversified Telecommunication
Services) .................... $ 699
71,100 China Vanke Co. Ltd., H Shares (Real Estate
Management & Development)^(a)(b) 67
97,800 China Yangtze Power Co. Ltd., Class - A
(Independent Power and Renewable
Electricity Producers) ........... 419
12,400 Chongqing Brewery Co. Ltd., Class - A
(Beverages) .................. 122
51,000 Chongqing Changan Automobile Co. Ltd.,
Class - A (Automobiles) ......... 107
29,350 Chongqing Zhifei Biological Products Co.
Ltd., Class - A (Biotechnology) .... 138
798,000
CITIC Ltd. (Industrial Conglomerates) ... 928
182,865 CITIC Securities Co. Ltd., Class - A (Capital
Markets) .................... 699
10,500 CITIC Securities Co. Ltd., H Shares (Capital
Markets) .................... 27
285,000 CMOC Group Ltd., H Shares (Metals &
Mining) ..................... 275
20,940 Contemporary Amperex Technology Co.
Ltd., Class - A (Electrical Equipment) 736
40,000 COSCO SHIPPING Energy Transportation
Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 90
218,030 COSCO SHIPPING Holdings Co. Ltd.,
Class - A (Marine Transportation) .. 484
66,300 COSCO SHIPPING Holdings Co. Ltd., H
Shares (Marine Transportation) .... 111
1,222,000 Country Garden Holdings Co. Ltd.
(Real Estate Management &
Development)^(b)(c) ........... 76
314,100
CRRC Corp. Ltd., Class - A (Machinery) . 363
118,100 CSC Financial Co. Ltd., Class - A (Capital
Markets) .................... 446
602,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(a) ........... 461
73,400 Dongfang Electric Corp. Ltd., Class - A
(Electrical Equipment) .......... 164
202,590 East Money Information Co. Ltd., Class - A
(Capital Markets) .............. 577
71,100
ENN Energy Holdings Ltd. (Gas Utilities) 534
40,423 Eve Energy Co. Ltd., Class - A (Electrical
Equipment) .................. 278
30,700 Flat Glass Group Co. Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 88
450,300 Focus Media Information Technology Co.
Ltd., Class - A (Media) .......... 450
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class - A (Food Products) ........ 397
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 43
45,200 Foxconn Industrial Internet Co. Ltd., Class -
A (Electronic Equipment, Instruments
& Components) ............... 161

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
110,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)(a)(b) ......... $ 195
112,200 GF Securities Co. Ltd., Class - A (Capital
Markets) .................... 265
46,200 Giant Biogene Holding Co. Ltd. (Personal
Care Products) ................ 299
2,400 Ginlong Technologies Co. Ltd., Class - A
(Electrical Equipment) .......... 28
51,700 Goldwind Science & Technology Co. Ltd.,
Class - A (Electrical Equipment) ... 73
190,000
Great Wall Motor Co. Ltd. (Automobiles) 349
37,800 Gree Electric Appliances, Inc. of Zhuhai,
Class - A (Household Durables) .... 256
157,000 Guanghui Energy Co. Ltd., Class - A (Oil,
Gas & Consumable Fuels) ....... 160
598,000 Guangzhou Automobile Group Co. Ltd., H
Shares (Automobiles)^ .......... 233
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 475
162,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 388
111,100 Haier Smart Home Co. Ltd., Class - A
(Household Durables) ........... 502
110,800 Haier Smart Home Co. Ltd., H Shares
(Household Durables) ........... 434
100 Haitong Securities Co. Ltd., Class - A
(Capital Markets)(c) ............ —
88,400 Haitong Securities Co. Ltd., H Shares
(Capital Markets)^(c) ........... 42
145,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 497
45,000 Hengli Petrochemical Co. Ltd., Class - A
(Chemicals) .................. 100
10,100 Hithink RoyalFlush Information Network
Co. Ltd., Class - A (Capital Markets) 273
73,000 Hua Hong Semiconductor Ltd.
(Semiconductors & Semiconductor
Equipment)(a) ................ 195
25,200 Huadong Medicine Co. Ltd., Class - A
(Health Care Providers & Services) . 124
352,000 Huaneng Power International, Inc., H Shares
(Independent Power and Renewable
Electricity Producers)(a) ......... 215
100 Huatai Securities Co. Ltd., Class - A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., H Shares (Capital
Markets) .................... 94
10,781 Hygon Information Technology Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 158
23,184 IEIT Systems Co. Ltd., Class - A
(Technology Hardware, Storage &
Peripherals) .................. 136
23,600
Iflytek Co. Ltd., Class - A (Software) .... 149
5,072,440 Industrial & Commercial Bank of China
Ltd., H Shares (Banks) .......... 2,989
757,900 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class - A (Metals & Mining)(b) 186
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
101,000
Innovent Biologics, Inc. (Biotechnology)(b) $ 606
22,650
iQIYI, Inc., ADR (Entertainment)(b) .... 65
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(b) ... 367
161,607
JD.com, Inc. (Broadline Retail) ........ 3,241
522,000 Jiangsu Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 527
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class - A (Pharmaceuticals) ....... —
75,900 Juneyao Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 145
18,238 Kanzhun Ltd., ADR (Interactive Media &
Services)(a) .................. 317
52,668 KE Holdings, Inc., ADR (Real Estate
Management & Development) ..... 1,049
303,000 Kingdee International Software Group Co.
Ltd. (Software)(b) ............. 342
62,000
Kingsoft Corp. Ltd. (Entertainment)(a) ... 232
163,600 Kuaishou Technology, Class - W (Interactive
Media & Services)(b) ........... 1,124
5,400 Kweichow Moutai Co. Ltd., Class - A
(Beverages) .................. 1,323
562,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 753
46,500 Lens Technology Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 135
81,714
Li Auto, Inc., Class - A (Automobiles)(b) . 1,051
171,500 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 422
158,000 Longfor Group Holdings Ltd. (Real Estate
Management & Development)(a)(b) 298
50,819 Luxshare Precision Industry Co. Ltd., Class
- A (Electronic Equipment, Instruments
& Components) ............... 312
318,428 Meituan, Class - W (Hotels, Restaurants &
Leisure)(b) .................. 6,761
30,000 MINISO Group Holding Ltd., Class - A
(Broadline Retail) ............. 134
7,280 Muyuan Foods Co. Ltd., Class - A (Food
Products)(b) ................. 48
122,100
NetEase, Inc. (Entertainment) ......... 2,281
20,200 New China Life Insurance Co. Ltd., Class -
A (Insurance) ................. 131
171,200 New China Life Insurance Co. Ltd., H
Shares (Insurance) ............. 529
112,900 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services) .................... 862
72,890
NIO, Inc., Class - A (Automobiles)^(b) .. 491
116,400 Nongfu Spring Co. Ltd., H Shares
(Beverages) .................. 501
239,100 PetroChina Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 307
1,120,000 PetroChina Co. Ltd., H Shares (Oil, Gas &
Consumable Fuels) ............. 904
330,000 PICC Property & Casualty Co. Ltd., H
Shares (Insurance) ............. 489

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
505,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. $ 3,175
29,000 Pop Mart International Group Ltd.
(Specialty Retail) .............. 196
56,700 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... 257
217,000 Rongsheng Petrochemical Co. Ltd., Class -
A (Chemicals) ................ 318
45,700 SAIC Motor Corp. Ltd., Class - A
(Automobiles) ................ 95
12,700 Seres Group Co. Ltd., Class - A
(Automobiles)(b) .............. 162
364,300 Shanghai Electric Group Co. Ltd., Class - A
(Electrical Equipment)(b) ........ 234
302,700 Shanghai Pharmaceuticals Holding Co. Ltd.,
H Shares (Health Care Providers &
Services) .................... 490
6,090 Shanghai Putailai New Energy Technology
Co. Ltd., Class - A (Chemicals) .... 13
276,600 Shanghai Rural Commercial Bank Co. Ltd.,
Class - A (Banks) .............. 293
76,440 Shanjin International Gold Co. Ltd., Class -
A (Metals & Mining) ........... 202
68,300 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(a) 605
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 118
27,000 Silergy Corp. (Semiconductors &
Semiconductor Equipment) ....... 398
106,800 Sinopharm Group Co. Ltd., H Shares
(Health Care Providers & Services) . 282
152,000 Smoore International Holdings Ltd.
(Tobacco) ................... 250
18,500 Spring Airlines Co. Ltd., Class - A
(Passenger Airlines) ............ 161
16,940 Sungrow Power Supply Co. Ltd., Class - A
(Electrical Equipment) .......... 237
51,227 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 371
30,900 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class - A (Electronic
Equipment, Instruments &
Components) ................. 103
7,568 Suzhou Maxwell Technologies Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 113
29,987 TAL Education Group, ADR (Diversified
Consumer Services)(b) .......... 355
411,886 Tencent Holdings Ltd. (Interactive Media &
Services)(a) .................. 22,903
52,476 Tencent Music Entertainment Group, ADR
(Entertainment) ............... 632
78,400 Tongcheng Travel Holdings Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 197
39,600 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure)(b) .................. 2,383
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
30,940 Unisplendour Corp. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. $ 106
31,327 Vipshop Holdings Ltd., ADR (Broadline
Retail) ...................... 493
50,500 Weichai Power Co. Ltd., Class - A
(Machinery) ................. 113
54,000 Weichai Power Co. Ltd., H Shares
(Machinery) ................. 99
44,260 Wens Foodstuff Group Co. Ltd., Class - A
(Food Products) ............... 126
134,279 Wuhan Guide Infrared Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 139
19,900 Wuliangye Yibin Co. Ltd., Class - A
(Beverages) .................. 455
30,360 WUS Printed Circuit Kunshan Co. Ltd.,
Class - A (Electronic Equipment,
Instruments & Components) ...... 175
27,200 WuXi AppTec Co. Ltd., Class - A (Life
Sciences Tools & Services) ....... 200
14,640 WuXi AppTec Co. Ltd., H Shares (Life
Sciences Tools & Services) ....... 101
173,000 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(b) ........... 382
1,002,000 Xiaomi Corp., Class - W (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ 2,822
354,481 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment)(b) ... 188
98,064
XPeng, Inc., A Shares (Automobiles)(b) .. 605
164,000 Yadea Group Holdings Ltd. (Automobiles)
(a)(b) ...................... 289
40,170 Yankuang Energy Group Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 95
284,700 Yankuang Energy Group Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels)^ ... 401
32,370 Yealink Network Technology Corp.
Ltd., Class - A (Communications
Equipment) .................. 193
124,076 Yonyou Network Technology Co. Ltd.,
Class - A (Software)(b) .......... 202
27,494 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 1,238
10,800 Yunnan Energy New Material Co. Ltd.,
Class - A (Chemicals) ........... 52
13,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class - A (Pharmaceuticals) 478
51,400 Zhejiang Century Huatong Group Co. Ltd.,
Class - A (Entertainment)(b) ...... 30
13,440 Zhejiang Dingli Machinery Co. Ltd., Class -
A (Machinery) ................ 113
545,720 Zhejiang Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 380
47,500 Zhejiang Leapmotor Technology Co. Ltd.
(Automobiles)(b) .............. 200
8,200 Zhejiang Supor Co. Ltd., Class - A
(Household Durables) ........... 68

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
75,900 Zheshang Securities Co. Ltd., Class - A
(Capital Markets) .............. $ 154
8,120 Zhongji Innolight Co. Ltd., Class - A
(Communications Equipment) ..... 179
63,500 Zhongsheng Group Holdings Ltd. (Specialty
Retail) ...................... 115
233,000 Zijin Mining Group Co. Ltd., Class - A
(Metals & Mining) ............. 592
218,000 Zijin Mining Group Co. Ltd., H Shares
(Metals & Mining) ............. 487
264,900 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class - A
(Machinery) ................. 285
79,800 ZTE Corp., Class - A (Communications
Equipment) .................. 351
9,150 ZTO Express Cayman, Inc. (Air Freight &
Logistics) ................... 229
131,716
Colombia — 0.07%
17,141
Bancolombia SA (Banks) ............ 148
46,828
Bancolombia SA, Preference Shares (Banks) 369
517
Cyprus — 0.00%
7,712 TCS Group Holding PLC, GDR (Banks)(b)
(c) ........................ —
Czech Republic — 0.09%
134,542
Moneta Money Bank A/S (Banks)(a) .... 661
Egypt — 0.06%
233,946 Commercial International Bank - Egypt
(CIB) (Banks) ................ 410
Greece — 0.29%
168,600
Alpha Services and Holdings SA (Banks) . 293
157,487 Eurobank Ergasias Services and Holdings
SA (Banks) .................. 361
34,657 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... 598
3,542 Metlen Energy & Metals SA (Industrial
Conglomerates) ............... 139
41,073
National Bank of Greece SA (Banks)(a) .. 351
84,553
Piraeus Financial Holdings SA (Banks)(a) 360
2,102
Hong Kong — 0.76%
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)^(a)(b) ................. 234
1,039,733 Beijing Enterprises Water Group Ltd. (Water
Utilities)(a) .................. 323
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
270,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ $ 541
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 437
279,761 China Resources Land Ltd. (Real Estate
Management & Development) ..... 1,006
246,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 664
532,000 China Ruyi Holdings Ltd.
(Entertainment)^(b) ............ 154
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 174
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(a) ................ 126
581,000
Far East Horizon Ltd. (Financial Services) 425
1,688,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment)(b) ................ 301
536,000 Geely Automobile Holdings Ltd.
(Automobiles)(a) .............. 822
735,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(a) ........... 347
5,554
Hungary — 0.24%
62,779 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 470
13,273
OTP Bank Nyrt (Banks) ............. 695
19,295
Richter Gedeon Nyrt (Pharmaceuticals) .. 595
1,760
India — 15.57%
1,582
ABB India Ltd. (Electrical Equipment)(b) 152
15,407 Adani Enterprises Ltd. (Trading Companies
& Distributors)(b) ............. 576
26,764 Adani Green Energy Ltd. (Independent
Power and Renewable Electricity
Producers)(b) ................. 607
60,917 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure)(b) .. 1,052
82,374 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(b) 645
99,049 Ambuja Cements Ltd. (Construction
Materials) ................... 747
15,738
APL Apollo Tubes Ltd. (Metals & Mining) 297
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services) ....... 752
25,951
Asian Paints Ltd. (Chemicals) ......... 1,032
34,614 Aurobindo Pharma Ltd. (Pharmaceuticals)
(a) ........................ 603
22,027 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 1,339
196,211
Axis Bank Ltd. (Banks) ............. 2,885

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
9,063
Bajaj Auto Ltd. (Automobiles)(b) ...... $ 1,334
22,346
Bajaj Finance Ltd. (Consumer Finance)(a) 2,053
58,041
Bajaj Finserv Ltd. (Financial Services)(b) 1,367
212,131 Bharat Electronics Ltd. (Aerospace &
Defense)(a) .................. 723
115,651 Bharat Heavy Electricals Ltd. (Electrical
Equipment) .................. 385
204,856 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 903
155,658 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(a) ... 3,174
72,438 CG Power & Industrial Solutions Ltd.
(Electrical Equipment) .......... 656
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(b)(c) ........... 11,450
51,138 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance)(b) ... 982
214,249 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(a) .................... 1,302
15,000
Cummins India Ltd. (Machinery) ....... 682
1,174 Dixon Technologies India Ltd. (Household
Durables) ................... 193
91,808 DLF Ltd. (Real Estate Management &
Development)(a) .............. 980
17,483 Dr. Reddy's Laboratories Ltd., ADR
(Pharmaceuticals) ............. 1,389
17,545
Eicher Motors Ltd. (Automobiles)(a) .... 1,052
478,101
GAIL India Ltd. (Gas Utilities) ........ 1,371
89,316
HCL Technologies Ltd. (IT Services) .... 1,913
204,527
HDFC Bank Ltd. (Banks) ............ 4,212
3,798
Hero MotoCorp Ltd. (Automobiles)(a) ... 259
14,600 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 770
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(a) .................. 1,628
398,056
ICICI Bank Ltd. (Banks)(a) ........... 6,041
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 448
33,112 Indus Towers Ltd. (Diversified
Telecommunication Services)(a)(b) . 155
5,308 Info Edge India Ltd. (Interactive Media &
Services) .................... 513
230,053
Infosys Ltd. (IT Services) ............ 5,139
18,988 InterGlobe Aviation Ltd. (Passenger
Airlines)(a)(b) ................ 1,083
299,082
ITC Ltd. (Tobacco)(a) ............... 1,849
269,728 Jio Financial Services Ltd. (Financial
Services)(b) .................. 1,126
60,146
Kotak Mahindra Bank Ltd. (Banks)(a) ... 1,330
43,604 Larsen & Toubro Ltd. (Construction &
Engineering)(a) ............... 1,912
31,578 Macrotech Developers Ltd. (Real Estate
Management & Development)(b) .. 465
65,382 Mahindra & Mahindra Ltd. (Automobiles)
(a)(b) ...................... 2,413
6,779
Maruti Suzuki India Ltd. (Automobiles) .. 1,070
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
41,140 Max Healthcare Institute Ltd. (Health Care
Providers & Services)(a) ......... $ 483
162,618
NMDC Ltd. (Metals & Mining) ........ 475
514,083 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(a) 2,713
231,740 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 825
31,703
Pidilite Industries Ltd. (Chemicals) ..... 1,272
1,602
Polycab India Ltd. (Electrical Equipment) 133
133,161 Power Finance Corp. Ltd. (Financial
Services) .................... 776
302,288 Power Grid Corp. of India Ltd. (Electric
Utilities) .................... 1,275
29,002 Rail Vikas Nigam Ltd. (Construction &
Engineering) ................. 184
96,032
REC Ltd. (Financial Services) ......... 636
222,777 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 7,839
87,230 Samvardhana Motherson International Ltd.
(Automobile Components)(a) ..... 220
30,301
SBI Life Insurance Co. Ltd. (Insurance) .. 666
3,126 Shree Cement Ltd. (Construction Materials)
(a) ........................ 982
6,652 Shriram Finance Ltd. (Consumer Finance)
(a) ........................ 284
2,450
Siemens Ltd. (Industrial Conglomerates) . 212
167,557
State Bank of India (Banks)(a) ........ 1,573
76,178 Sun Pharmaceutical Industries Ltd.
(Pharmaceuticals) ............. 1,751
743,738 Suzlon Energy Ltd. (Electrical Equipment)
(b) ........................ 710
65,618 Tata Consultancy Services Ltd. (IT Services)
(a) ........................ 3,341
161,466
Tata Motors Ltd. (Automobiles)(a) ..... 1,876
557,034
Tata Steel Ltd. (Metals & Mining) ...... 1,121
16,859 The Indian Hotels Co. Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 138
36,659 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 1,672
15,343
Trent Ltd. (Specialty Retail) .......... 1,388
9,539 Tube Investments of India Ltd. (Automobile
Components) ................. 494
5,502
TVS Motor Co. Ltd. (Automobiles) ..... 186
16,863 UltraTech Cement Ltd. (Construction
Materials) ................... 2,375
82,874
United Spirits Ltd. (Beverages) ........ 1,572
51,325
Varun Beverages Ltd. (Beverages)(b) .... 371
147,150
Vedanta Ltd. (Metals & Mining) ....... 899
168,371
Wipro Ltd. (IT Services)(a) ........... 1,087
1,074,947
Yes Bank Ltd. (Banks)(b) ............ 289
505,456 Zomato Ltd. (Hotels, Restaurants & Leisure)
(b) ........................ 1,645
114,472

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Indonesia — 1.27%
459,400 PT Amman Mineral Internasional (Metals &
Mining)(b) .................. $ 282
2,110,400 PT Astra International Tbk (Industrial
Conglomerates) ............... 703
4,488,985
PT Bank Central Asia Tbk (Banks) ..... 3,062
801,100
PT Bank Mandiri Persero Tbk (Banks) ... 369
5,243,900 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 1,716
834,404
PT Barito Pacific Tbk (Chemicals) ...... 58
546,700
PT Chandra Asri Pacific Tbk (Chemicals) . 306
1,478,000 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 459
32,225,600 PT GoTo Gojek Tokopedia Tbk (Broadline
Retail)(b) ................... 140
345,000 PT Indah Kiat Pulp & Paper Tbk (Paper &
Forest Products) ............... 197
1,686,200 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 785
3,133,435
PT Kalbe Farma Tbk (Pharmaceuticals) .. 357
237,400 PT Merdeka Copper Gold Tbk (Metals &
Mining)(a)(b) ................ 42
3,871,150 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(a) .................. 767
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 115
9,358
Ireland (Republic of) — 0.81%
44,100 PDD Holdings, Inc., ADR (Broadline Retail)
(b) ........................ 5,945
Korea, Republic Of — 0.34%
2,832
Alteogen, Inc. (Biotechnology)(b) ...... 706
1,017 CosmoAM&T Co. Ltd. (Technology
Hardware, Storage & Peripherals)(b) 97
1,263
Enchem Co. Ltd. (Chemicals)(b) ....... 175
2,605
Hanjin Kal Corp. (Passenger Airlines) ... 163
3,114 Hanmi Semiconductor Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 260
1,902 Hanwha Industrial Solutions Co. Ltd.
(Electrical Equipment)(b) ........ 48
1,901 HD Hyundai Electric Co. Ltd. (Electrical
Equipment) .................. 479
871 HD Hyundai Heavy Industries Co. Ltd.
(Machinery)(b) ............... 122
893
HYBE Co. Ltd. (Entertainment) ....... 115
2,178
Kum Yang Co. Ltd. (Chemicals)(b) ..... 87
3,445 Meritz Financial Group, Inc. (Financial
Services) .................... 255
2,507
Kuwait — 0.38%
367,255
Boubyan Bank KSCP (Banks) ......... 686
694,562
Kuwait Finance House KSCP (Banks) ... 1,631
Shares Security Description
Value
(000)
Common Stocks (continued)
Kuwait (continued)
171,764
National Bank of Kuwait SAKP (Banks) . $ 497
2,814
Malaysia — 1.13%
241,900
AMMB Holdings Berhad (Banks) ...... 294
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 54
445,200 IHH Healthcare Berhad (Health Care
Providers & Services) ........... 774
774,100
IOI Corp. Berhad (Food Products) ...... 706
378,796
Malayan Banking Berhad (Banks) ...... 963
278,000 Malaysia Airports Holdings Berhad
(Transportation Infrastructure) ..... 706
473,500 Maxis Berhad (Wireless Telecommunication
Services)(a) .................. 454
15,300
Petronas Gas Berhad (Gas Utilities) ..... 67
523,300 Press Metal Aluminium Holdings Berhad
(Metals & Mining)(a) ........... 644
1,142,400
Public Bank Berhad (Banks) .......... 1,264
1,239,000
QL Resources Berhad (Food Products) ... 1,406
525,800
SD Guthrie Berhad (Food Products) ..... 610
558,900 Sime Darby Berhad (Industrial
Conglomerates) ............... 333
8,275
Mexico — 1.40%
1,291,300 America Movil SAB de CV, Class - B
(Wireless Telecommunication
Services) .................... 1,059
1,050,300
Cemex SAB de CV (Construction Materials) 643
86,894
Coca-Cola Femsa SAB de CV (Beverages) 769
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(a) .......... 182
163,926 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 1,619
18,831 Grupo Aeroportuario del Pacifico SAB
de CV, Class - B (Transportation
Infrastructure) ................ 327
26,264 Grupo Aeroportuario del Sureste SAB
de CV, Class - B (Transportation
Infrastructure) ................ 744
142,198 Grupo Bimbo SAB de CV, Class - A (Food
Products) .................... 489
152,000 Grupo Financiero Banorte SAB de CV,
Class - O (Banks) .............. 1,078
335,362 Grupo Mexico SAB de CV, Class - B
(Metals & Mining) ............. 1,870
18,463 Industrias Penoles SAB de CV (Metals &
Mining)(b) .................. 245
402,262 Kimberly-Clark de Mexico SAB de CV,
Class - A (Household Products) .... 651
195,088 Orbia Advance Corp SAB de CV
(Chemicals) .................. 197
56,466 Prologis Property Mexico SA de CV
(Industrial REITs)(a) ........... 185

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Mexico (continued)
80,000 Wal-Mart de Mexico SAB de CV
(Consumer Staples Distribution &
Retail) ...................... $ 240
10,298
Netherlands — 0.23%
42,217 NEPI Rockcastle N.V. (Real Estate
Management & Development) ..... 357
30,285
Prosus N.V. (Broadline Retail)(b) ...... 1,323
1,680
Peru — 0.18%
13,704 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 190
6,080
Credicorp Ltd. (Banks) .............. 1,100
1,290
Philippines — 0.34%
535,100 Ayala Land, Inc. (Real Estate Management
& Development)(a) ............ 349
672,703
Metropolitan Bank & Trust Co. (Banks) .. 945
17,765 PLDT, Inc. (Wireless Telecommunication
Services) .................... 472
42,863 SM Investments Corp. (Industrial
Conglomerates) ............... 733
2,499
Poland — 0.52%
31,442
Allegro.eu SA (Broadline Retail)(a)(b) ... 284
21,258
Bank Polska Kasa Opieki SA (Banks)(a) . 812
789 Budimex SA (Construction & Engineering)
(a) ........................ 122
3,287
CD Projekt SA (Entertainment) ........ 149
1,239 Dino Polska SA (Consumer Staples
Distribution & Retail)(b) ........ 113
3,670 KGHM Polska Miedz SA (Metals &
Mining) ..................... 152
50
LPP SA (Textiles, Apparel & Luxury Goods) 205
31,120
ORLEN SA (Oil, Gas & Consumable Fuels) 452
69,554 Powszechna Kasa Oszczednosci Bank
Polski SA (Banks) ............. 1,014
48,013 Powszechny Zaklad Ubezpieczen SA
(Insurance)(a) ................ 525
3,828
Qatar — 0.68%
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 168
917,481
Masraf Al Rayan QSC (Banks) ........ 623
370,757 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 166
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 507
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 168
Shares Security Description
Value
(000)
Common Stocks (continued)
Qatar (continued)
187,807
Qatar Islamic Bank QPSC (Banks) ..... $ 1,103
370,784
Qatar National Bank QPSC (Banks) ..... 1,728
459,841
The Commercial Bank PSQC (Banks) ... 555
5,018
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(b)(c) ........ —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
766,486 Moscow Exchange MICEX PJSC (Capital
Markets)(b)(c) ................ —
31,318 Nebius Group N.V., Class - A (Interactive
Media & Services)(b)(c) ......... —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
3,734
Polyus PJSC (Metals & Mining)(b)(c) ... —
357,956
Sberbank of Russia PJSC (Banks)(b)(c) .. —
113,164 Severstal PAO, GDR (Metals & Mining)(b)
(c) ........................ —
38,369 Solidcore Resources PLC (Metals &
Mining)(b)(c) ................ —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
162,920
VTB Bank PJSC (Banks)(b)(c) ........ —
—
Saudi Arabia — 2.90%
11,007 ACWA Power Co. (Independent Power and
Renewable Electricity Producers) .. 1,453
144,666
Al Rajhi Bank (Banks) .............. 3,372
60,828
Alinma Bank (Banks) ............... 463
4,497
Almarai Co. JSC (Food Products) ...... 66
32,755
Bank AlBilad (Banks) ............... 345
77,181
Banque Saudi Fransi (Banks) ......... 664
10,536 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 582
104,812 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(b) .............. 436
4,588 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 363
2,361
Elm Co. (IT Services) ............... 733
17,324 Mobile Telecommunications Co. Saudi
Arabia (Wireless Telecommunication
Services) .................... 51
142,153
Riyad Bank (Banks) ................ 946
35,704
SABIC Agri-Nutrients Co. (Chemicals) .. 1,131
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 365

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
4,136 SAL Saudi Logistics Services (Air Freight
& Logistics) ................. $ 323
124,974 Saudi Arabian Mining Co. (Metals &
Mining)(b) .................. 1,628
180,119 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels) ............. 1,303
71,146
Saudi Awwal Bank (Banks)(a) ......... 658
62,760
Saudi Basic Industries Corp. (Chemicals) . 1,253
72,167 Saudi Industrial Investment Group
(Chemicals) .................. 377
110,340 Saudi Kayan Petrochemical Co. (Chemicals)
(b) ........................ 247
6,543 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 396
121,265 Saudi Telecom Co. (Diversified
Telecommunication Services)(a) ... 1,413
7,893 The Co. for Cooperative Insurance
(Insurance) .................. 311
215,757
The Saudi National Bank (Banks) ...... 1,981
64,119
The Savola Group (Food Products)(b) ... 462
21,322
South Africa — 1.97%
43,142
Absa Group Ltd. (Banks) ............ 438
7,411 Anglo American Platinum Ltd. (Metals &
Mining) ..................... 267
30,260 Aspen Pharmacare Holdings Ltd.
(Pharmaceuticals) ............. 342
45,986 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,179
6,145
Capitec Bank Holdings Ltd. (Banks) .... 1,083
69,162
Discovery Ltd. (Insurance)(a) ......... 689
405,787
FirstRand Ltd. (Financial Services) ..... 1,947
57,103
Gold Fields Ltd. (Metals & Mining)(a) ... 886
16,639 Harmony Gold Mining Co. Ltd. (Metals &
Mining) ..................... 171
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining)(b) .................. 273
126,380 MTN Group Ltd. (Wireless
Telecommunication Services) ..... 672
12,023
Naspers Ltd., Class - N (Broadline Retail) 2,916
20,893
Nedbank Group Ltd. (Banks)(a) ....... 361
144,156
Old Mutual Ltd. (Insurance) .......... 114
15,002
Remgro Ltd. (Financial Services) ...... 137
34,236
Sanlam Ltd. (Insurance)(a) ........... 174
43,162
Sasol Ltd. (Chemicals) .............. 290
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 168
303,447 Sibanye Stillwater Ltd. (Metals & Mining)
(b) ........................ 314
100,327
Standard Bank Group Ltd. (Banks) ..... 1,406
31,869 The Bidvest Group Ltd. (Industrial
Conglomerates) ............... 541
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa (continued)
22,743 Woolworths Holdings Ltd. (Broadline
Retail)(a) .................... $ 90
14,458
South Korea — 7.11%
2,121 Amorepacific Corp. (Personal Care
Products) .................... 237
11,660
Celltrion, Inc. (Biotechnology)(a) ...... 1,736
1,462
CJ CheilJedang Corp. (Food Products) ... 339
7,868
Coway Co. Ltd. (Household Durables) ... 397
6,042
DB Insurance Co. Ltd. (Insurance)(a) .... 519
45,414 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 622
3,444 Ecopro BM Co. Ltd. (Electrical Equipment)
(b) ........................ 483
6,911
Ecopro Co. Ltd. (Chemicals)(b) ........ 466
1,990 GS Holdings Corp. (Industrial
Conglomerates) ............... 64
14,221
Hana Financial Group, Inc. (Banks) ..... 638
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 92
1,717 Hanwha Aerospace Co. Ltd. (Aerospace &
Defense) .................... 391
6,585
Hanwha Solutions Corp. (Chemicals) .... 130
3,512 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery)(b) 502
8,494 HLB, Inc. (Health Care Equipment &
Supplies)(b) .................. 552
16,423
HMM Co. Ltd. (Marine Transportation) .. 233
20,595 Hyundai Engineering & Construction Co.
Ltd. (Construction & Engineering) .. 479
5,368 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 889
5,005
Hyundai Motor Co. (Automobiles) ..... 673
5,485
Hyundai Motor Co. (Automobiles) ..... 1,022
3,811 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 496
11,325
Industrial Bank of Korea (Banks) ...... 121
18,004
Kakao Corp. (Interactive Media & Services) 496
14,480
KakaoBank Corp. (Banks) ........... 234
26,348
KB Financial Group, Inc. (Banks) ...... 1,626
16,206
Kia Corp. (Automobiles) ............ 1,234
37,526 Korea Electric Power Corp. (Electric
Utilities)(b) .................. 587
2,360
Krafton, Inc. (Entertainment)(b) ....... 614
8,887
KT&G Corp. (Tobacco)(a) ........... 737
1,912
Kumho Petrochemical Co. Ltd. (Chemicals) 230
929
L&F Co. Ltd. (Electrical Equipment)(b) .. 80
3,143
LG Chem Ltd. (Chemicals) ........... 853
980 LG Chem Ltd., Preference Shares
(Chemicals) .................. 182
2,303
LG Corp. (Industrial Conglomerates)(a) .. 138
34,897 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(b) .... 291
4,131
LG Electronics, Inc. (Household Durables) 329

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
2,766 LG Energy Solution Ltd. (Electrical
Equipment)(b) ................ $ 873
959
LG H&H Co. Ltd. (Personal Care Products) 276
1,493 LG Innotek Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 249
1,014
LS Electric Co. Ltd. (Electrical Equipment) 127
44,663 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 287
8,960 NAVER Corp. (Interactive Media &
Services) .................... 1,154
2,378 POSCO Future M Co. Ltd. (Electrical
Equipment) .................. 453
5,076
POSCO Holdings, Inc. (Metals & Mining) 1,490
3,251 Posco International Corp. (Trading
Companies & Distributors) ....... 142
1,509 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(b) ........... 1,123
4,862 Samsung C&T Corp. (Industrial
Conglomerates) ............... 509
15,982 Samsung E&A Co. Ltd. (Construction &
Engineering)(a)(b) ............. 268
5,209 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 527
301,591 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 14,099
50,536 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 1,963
3,513 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 929
44,034 Samsung Heavy Industries Co. Ltd.
(Machinery)(b) ............... 338
4,748 Samsung Life Insurance Co. Ltd.
(Insurance) .................. 339
3,756 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,085
31,763
Shinhan Financial Group Co. Ltd. (Banks) 1,347
34,929 SK Hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 4,676
5,554 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 498
8,285 SK Square Co. Ltd. (Industrial
Conglomerates)(b) ............. 512
10,357
Woori Financial Group, Inc. (Banks) .... 122
1,779
Yuhan Corp. (Pharmaceuticals) ........ 194
52,292
Taiwan — 12.24%
21,000 Accton Technology Corp. (Communications
Equipment) .................. 352
96,000 Acer, Inc. (Technology Hardware, Storage &
Peripherals) .................. 124
17,904
Airtac International Group (Machinery) .. 513
6,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... 374
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
226,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. $ 1,075
532,971
Asia Cement Corp. (Construction Materials) 803
16,000 Asia Vital Components Co. Ltd.
(Technology Hardware, Storage &
Peripherals) .................. 297
54,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 939
89,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 665
167,000 Cathay Financial Holding Co. Ltd.
(Insurance) .................. 351
297,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 485
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,109
448,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 470
427,000 CTBC Financial Holding Co. Ltd. (Banks)
(a) ........................ 465
136,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 1,623
39,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 362
32,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 549
7,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 576
94,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 598
465,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services) .................... 1,331
8,000 Fortune Electric Co. Ltd. (Electrical
Equipment) .................. 159
679,047 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,934
29,000 Gigabyte Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 237
6,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 206
37,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 531
795,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 4,682
658,671 Innolux Corp. (Electronic Equipment,
Instruments & Components) ...... 335
218,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 296
2,086,000
KGI Financial Holding Co. Ltd. (Insurance) 1,087
8,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 642
158,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 498

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
99,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... $ 3,685
1,929,475
Mega Financial Holding Co. Ltd. (Banks) 2,396
185,000 Nanya Technology Corp. (Semiconductors
& Semiconductor Equipment)(a)(b) . 277
58,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 945
197,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 639
11,000
PharmaEssentia Corp. (Biotechnology)(b) 220
436,620 Pou Chen Corp. (Textiles, Apparel &
Luxury Goods) ............... 497
178,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,484
244,908 Ruentex Development Co. Ltd. (Real Estate
Management & Development) ..... 378
332,000 Shin Kong Financial Holding Co. Ltd.
(Insurance)(b) ................ 126
230,900 Synnex Technology International Corp.
(Electronic Equipment, Instruments &
Components) ................. 526
276,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 1,003
1,570,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 47,361
675,110 TCC Group Holdings Co. Ltd. (Construction
Materials) ................... 720
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 573
103,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 468
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 843
567,949 Winbond Electronics Corp. (Semiconductors
& Semiconductor Equipment)(b) ... 382
158,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 504
6,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(a) ........ 325
198,400 WPG Holdings Ltd. (Electronic Equipment,
Instruments & Components) ...... 470
37,303 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 735
152,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 331
1,391,425 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 1,392
89,948
Thailand — 1.01%
168,200 Advanced Info Service PCL, Class - F
(Wireless Telecommunication
Services) .................... 1,358
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
379,300 Airports of Thailand PCL (Transportation
Infrastructure) ................ $ 752
171,633
Central Retail Corp. PCL (Broadline Retail) 164
230,200 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 760
477,800 Gulf Energy Development PCL
(Independent Power and Renewable
Electricity Producers) ........... 841
994,500
Krung Thai Bank PCL, Class - F (Banks) . 634
682,900 Minor International PCL (Hotels,
Restaurants & Leisure) .......... 598
222,375 PTT Exploration & Production PCL, Class -
F (Oil, Gas & Consumable Fuels) .. 907
220,042 PTT Global Chemical PCL, Class - F
(Chemicals) .................. 203
317,100
SCB X PCL - NVDR (Banks) ......... 1,072
98,100 Thai Oil PCL (Oil, Gas & Consumable
Fuels) ...................... 157
7,446
Turkey — 0.45%
159,726
Akbank TAS (Banks) ............... 288
267,573 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 462
39,242 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 570
183,500 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining) ............. 287
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining) .... —
37,262 KOC Holding A/S (Industrial
Conglomerates) ............... 205
634,536
Sasa Polyester Sanayi A/S (Chemicals)(b) 80
22,507 Turk Hava Yollari AO (Passenger Airlines)
(b) ........................ 187
116,572 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 325
99,329 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. 451
176,530 Turkiye Sise ve Cam Fabrikalari A/S
(Industrial Conglomerates) ....... 222
258,160
Yapi ve Kredi Bankasi A/S (Banks) ..... 233
3,310
United Arab Emirates — 0.82%
443,740
Abu Dhabi Commercial Bank PJSC (Banks) 1,017
189,948 Aldar Properties PJSC (Real Estate
Management & Development) ..... 389
775,182
Dubai Islamic Bank PJSC (Banks) ...... 1,330
268,860 Emaar Properties PJSC (Real Estate
Management & Development) ..... 638
186,697 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 940
429,289
First Abu Dhabi Bank PJSC (Banks) .... 1,605

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Shares Security Description
Value
(000)
Common Stocks (continued)
United Arab Emirates (continued)
154,208 Multiply Group PJSC (Industrial
Conglomerates)(b) ............. $ 99
6,018
United Kingdom — 0.12%
34,048
Anglogold Ashanti PLC (Metals & Mining) 906
United States — 0.25%
50,800
BeiGene Ltd. (Biotechnology)(b) ...... 892
4,494 Legend Biotech Corp., ADR
(Biotechnology)(b) ............. 219
6,230
Southern Copper Corp. (Metals & Mining) 721
1,832
Total Common Stocks .............. 536,111
Investment Companies — 27.32%
International Equity Funds — 22.19%
763,630
Aberdeen Asia Focus PLC ........... 2,909
517,408 Aberdeen Emerging Markets Equity Income
Fund, Inc. ................... 2,916
187,410
Aberdeen New India Investment Trust PLC 2,019
401,778
Baillie Gifford China Growth Trust PLC . 1,198
603,485
BlackRock Frontiers Investment Trust PLC 1,172
191,978 BlackRock Latin American Investment Trust
PLC ....................... 837
187,000
Fidelity Asian Values PLC ........... 1,270
539,794
Fidelity China Special Situations PLC ... 1,595
382,163
Fidelity Emerging Markets Ltd. ........ 3,531
386,000
INVESCO Asia Trust PLC ........... 1,806
764,100
iShares Core MSCI Emerging Markets ETF 43,867
23,750
iShares MSCI Saudi Arabia ETF ....... 1,014
48,870
iShares MSCI South Korea ETF ....... 3,126
79,087
iShares MSCI Taiwan ETF ........... 4,260
42,216
JPMorgan Asia Growth & Income PLC .. 209
365,278
JPMorgan China Growth & Income ..... 1,160
2,745,399 JPMorgan Emerging Markets Investment
Trust PLC ................... 4,066
138,323 JPMorgan Indian Investment Trust PLC
Fund ....................... 1,899
400,529
Mobius Investment Trust PLC Fund ..... 740
75,401
Morgan Stanley China A Share Fund, Inc. 1,021
22,872
Morgan Stanley India Investment Fund, Inc. 688
196,111
Pacific Horizon Investment Trust PLC ... 1,564
554,175
Schroder AsiaPacific Fund PLC ........ 4,069
9,312 Scottish Oriental Smaller Companies Trust
PLC Fund ................... 190
274,319
Templeton Dragon Fund, Inc. ......... 2,513
82,293
Templeton Emerging Markets Fund ..... 1,114
3,844,355 Templeton Emerging Markets Investment
Trust PLC ................... 8,749
141,962
The China Fund, Inc. ............... 1,809
45,421
The Korea Fund, Inc. ............... 1,033
Shares Security Description
Value
(000)
Investment Companies (continued)
International Equity Funds (continued)
135,793
The Mexico Fund, Inc. .............. $ 2,049
42,150
The Taiwan Fund, Inc. .............. 1,852
927,035 The Utilico Emerging Markets Trust PLC
Fund ....................... 2,689
1,066,560
Vanguard FTSE Emerging Markets ETF . 51,036
180,000
Vietnam Enterprise Investments Ltd. .... 1,427
265,000
VinaCapital Vietnam Opportunity Fund Ltd. 1,674
8,606
Weiss Korea Opportunity Fund Ltd. ..... 18
163,089
International Fixed Income — 0.34%
305,224
Aberdeen Asian Income Fund Ltd. ...... 885
80,300
Aberdeen Asia-Pacific Income Fund .... 163
823,100 JPMorgan Global Emerging Markets Income
Trust PLC Fund ............... 1,474
2,522
Money Market Funds — 4.79%
12,563 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 4.75%^^(d) 13
35,228,146 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
4.90%(d) .................... 35,228
35,241
Total Investment Companies ......... 200,852
Purchased Options on Futures — 0.00%
Total Purchased Options on Futures ... 27
Total Investments (cost $590,561 ) —
100.26% .................... 736,990
Liabilities in excess of other assets —
(0.26)% .................... (1,905)
Net Assets - 100.00% $ 735,085
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2024.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2024.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of
September 30, 2024.
(d) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust
The Emerging Markets Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Monashee
Investment
Management,
LLC Total
Common Stocks ...................................................................................................... 0.29% 72.65% — — 72.94%
Investment Companies ............................................................................................ 9.62% 0.51% 4.07% 13.12% 27.32%
Option on Futures ................................................................................................... — — — 0.00% 0.00%
Other Assets (Liabilities) ........................................................................................ 0.04% -0.51% -0.17% 0.38% -0.26%
Total Net Assets ................................................................................................. 9.95% 72.65% 3.90% 13.50% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
Mini MSCI Emerging Markets Index Future .......... 665 12/20/24 $ 38,993 $ 2,473
$ 38,993 $ 2,473
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 18 12/20/24 $ 5,232 $ (104)
$ 5,232 $ (104)
Total Unrealized Appreciation ..................... $ 2,473
Total Unrealized Depreciation ..................... (104)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 2,369
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
Options on Futures Contracts
Exchange-traded options on futures contacts written as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 3 $ 893 $ 5,950.00 10/31/24 $ (4)
E-Mini S&P 500 Future Option ............. Call 2 596 5,960.00 10/31/24 (2)
S&P 500 Future Option .................. Call 2 1,162 5,810.00 10/18/24 (9)
S&P 500 Future Option .................. Call 2 1,160 5,800.00 10/18/24 (10)
S&P 500 Future Option .................. Call 2 1,185 5,925.00 10/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 7 1,995 5,700.00 10/18/24 (11)
E-Mini S&P 500 Future Option ............. Put 7 2,004 5,725.00 10/18/24 (13)
E-Mini S&P 500 Future Option ............. Put 4 1,155 5,775.00 10/18/24 (10)
E-Mini S&P 500 Future Option ............. Put 8 2,200 5,500.00 10/18/24 (5)
E-Mini S&P 500 Future Option ............. Put 2 550 5,500.00 10/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 4 1,105 5,525.00 10/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 3 833 5,550.00 10/31/24 (4)
S&P 500 Future Option .................. Put 5 2,513 5,025.00 10/18/24 (2)
S&P 500 Future Option .................. Put 3 1,500 5,000.00 10/18/24 (1)
S&P 500 Future Option .................. Put 9 4,455 4,950.00 10/31/24 (5)
S&P 500 Future Option .................. Put 11 5,418 4,925.00 10/31/24 (6)
S&P 500 Future Option .................. Put 6 2,940 4,900.00 10/31/24 (3)
S&P 500 Future Option .................. Put 12 5,820 4,850.00 10/31/24 (6)
S&P 500 Future Option .................. Put 10 4,825 4,825.00 10/31/24 (4)
S&P 500 Future Option .................. Put 8 3,840 4,800.00 10/31/24 (3)
S&P 500 Future Option .................. Put 4 1,910 4,775.00 10/31/24 (2)
S&P 500 Future Option .................. Put 2 920 4,600.00 10/31/24 (1)
S&P 500 Future Option .................. Put 2 1,085 5,425.00 10/31/24 (4)
S&P 500 Future Option .................. Put 2 1,100 5,500.00 10/31/24 (5)
S&P 500 Future Option .................. Put 10 4,875 4,875.00 11/15/24 (11)
S&P 500 Future Option .................. Put 4 2,150 5,375.00 11/15/24 (15)
S&P 500 Future Option .................. Put 6 3,210 5,350.00 11/15/24 (21)
S&P 500 Future Option .................. Put 3 1,485 4,950.00 11/15/24 (4)
S&P 500 Future Option .................. Put 3 1,470 4,900.00 11/15/24 (4)
S&P 500 Future Option .................. Put 4 2,120 5,300.00 11/29/24 (17)
S&P 500 Future Option .................. Put 2 1,050 5,250.00 11/29/24 (8)
$ (201)
Exchanged-traded options on futures contacts purchased as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 7 $ 2,079 $ 5,940.00 10/18/24 $ 6
E-Mini S&P 500 Future Option ............. Call 4 1,190 5,950.00 10/18/24 3
S&P 500 Future Option .................. Call 4 2,348 5,870.00 10/18/24 8
E-Mini S&P 500 Future Option ............. Put 6 1,545 5,150.00 10/18/24 1
S&P 500 Future Option .................. Put 4 2,000 5,000.00 10/31/24 3
S&P 500 Future Option .................. Put 3 1,515 5,050.00 10/31/24 3
S&P 500 Future Option .................. Put 3 1,530 5,100.00 10/31/24 3
$ 27

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
112
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.20%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 $ 14
10 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 1/10/28 @
100.00 ................................................... 4.68 2/10/28 10
10 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 3/15/27 @ 100.00 ... 5.15 4/17/28 10
10 Discover Card Execution Note Trust, Series 2023-A1, Class - A .............. 4.31 3/15/28 10
10 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3,
Callable 11/16/26 @ 100.00 ................................... 4.66 2/16/28 10
10 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 10
30 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 8/15/28 @
100.00 ................................................... 4.84 3/15/29 30
10 Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 1/15/27 @
100.00 ................................................... 5.52 10/16/28 10
10 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 10
10 Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 3/15/27
@ 100.00 ................................................ 4.63 9/15/27 10
15 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 10/15/27
@ 100.00 ................................................ 4.77 4/16/29 15
25 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 26
10 World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @
100.00 ................................................... 0.64 9/15/27 10
5 World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 9/15/26 @
100.00 ................................................... 4.66 5/15/28 5
Total Asset Backed Securities ..................................... 180
Collateralized Mortgage-Backed Securities — 0.66%
20 Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 18
16 Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 16
25 Bank, Series 2022-BNK41, Class - A4 ................................ 3.92(a) 4/15/65 24
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 17
10 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 11
15 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 14
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 8
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 10
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 13
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
10 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 10
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.36(a) 10/25/30 8
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 17
16 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 3.09(a) 12/25/27 16
15 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 15
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 19
25 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.47(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2 ..................................................... 1.31 5/25/30 17
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 16
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 22
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 14
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K052, Class -
A2 ..................................................... 3.15 11/25/25 $ 25
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 50
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 19
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 24
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 24
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 24
25 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 24
20 Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 25
Total Collateralized Mortgage-Backed Securities ...................... 585
U.S. Government Agency Mortgages — 11.08%
19 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 16
39 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 31
14 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 12
18 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 16
20 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 16
15 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 13
20 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 17
18 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 15
37 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 33
41 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 32
19 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 17
18 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 15
20 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 15
18 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 15
39 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 32
17 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 14
28 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 25
18 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 15
37 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 31
21 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 17
21 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 17
20 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 17
39 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 33
37 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 30
36 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 30
12 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 11
23 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 21
17 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 14
20 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 17
42 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 35
19 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 16
39 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 33
21 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 17
17 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 16
19 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 15

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 19 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 $ 16
37 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 31
19 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 16
39 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 32
19 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 16
17 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 14
32 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 29
16 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 14
31 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 28
4 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 4
20 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 17
20 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 18
36 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 30
40 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 34
43 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 36
20 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 18
20 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 17
17 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 15
33 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 30
35 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 29
21 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 18
37 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 31
34 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 28
18 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 15
20 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 17
36 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 30
20 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 16
19 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 16
21 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 17
6 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 6
7 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 6
12 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 10
8 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 8
14 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 12
21 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 18
21 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 18
22 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 19
21 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 18
19 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 17
21 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 18
19 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 17
19 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 17
27 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 24
8 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 8
8 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 8
9 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 9
14 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 12
5 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 5
12 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 11
6 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 5
19 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 17
38 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 33
5 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 5
16 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 14
11 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 10
19 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 16
20 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 17
19 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 17
19 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 17

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 15 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 $ 13
5 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 5
22 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 19
16 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 14
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 4
11 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 10
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 18
13 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 11
14 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 12
20 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 18
12 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 11
15 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 13
11 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 10
10 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 9
4 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 4
7 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
21 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 18
19 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 17
21 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 19
5 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 5
25 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 24
18 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 17
9 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 8
6 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 6
7 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 6
25 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 23
16 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 15
21 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 19
13 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 13
7 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 7
20 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 18
8 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 7
22 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 20
5 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
6 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
21 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 19
3 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
8 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 8
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 4
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 4
6 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 6
20 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 18
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 5
4 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 4
4 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
8 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 8
7 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 7
9 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 8
21 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 19
5 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 4
5 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 4
9 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 8
12 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 11
8 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 7
9 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 8
7 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 6
10 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 9
12 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 11
6 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 $ 4
12 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 11
6 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 5
2 Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 2
6 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 6
24 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 22
10 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 9
6 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 5
6 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 5
5 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 5
5 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 5
11 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 10
3 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
5 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
5 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 5
6 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 5
9 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 8
8 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 7
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
5 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 5
9 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 8
13 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 12
4 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 4
2 Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 2
7 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 7
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 3
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
7 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 7
23 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 22
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 6
8 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 8
4 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 4
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 4
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 5
2 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
5 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 4
9 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 8
6 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 6
3 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
8 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 7
8 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 7
12 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 12
3 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
3 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 3
3 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 3
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
6 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 6
4 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 4
22 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 21
5 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 5
4 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
22 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 21
5 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 4
3 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 2
6 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 $ 3
43 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 40
9 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 8
11 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 10
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 4
4 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 4
6 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 6
4 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 4
8 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 8
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 4
3 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 3
5 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 5
5 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 5
6 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 5
3 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 2
6 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 5
8 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 7
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 3
3 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 3
3 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 3
7 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 6
6 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 6
24 Fannie Mae, Pool #MA5127 ....................................... 4.00 8/1/53 23
5 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 5
4 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 4
6 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 6
3 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 3
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
4 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 2
7 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 7
22 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 21
1 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 1
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 2
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
4 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 4
3 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 3
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
8 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 8
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 3
3 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 2
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 7
5 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 5
3 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 3
3 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 3
3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 3
14 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 13
3 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
5 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 5
8 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 8
9 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 9
3 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 2
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 4
4 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 4
8 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 7

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 $ 2
10 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 10
42 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 41
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
19 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 19
15 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 15
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 4
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2
2 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 2
4 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 4
10 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 10
5 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 5
3 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 3
2 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 2
3 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 3
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
9 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 9
3 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 3
2 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 2
4 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 4
24 Fannie Mae, Pool #MA5164 ....................................... 5.00 10/1/53 24
23 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 23
21 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 21
8 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 8
16 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 16
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 3
23 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 23
24 Fannie Mae, Pool #MA5215 ....................................... 5.50 12/1/53 24
23 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 23
21 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 21
45 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 45
23 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 23
23 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 23
23 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 23
23 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 24
24 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 25
23 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 24
9 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 9
22 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 23
24 Fannie Mae, Pool #MA5389 ....................................... 6.00 6/1/54 25
44 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 45
48 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 50
50 Fannie Mae, 15 YR TBA ......................................... 1.50 10/25/39 45
25 Fannie Mae, 15 YR TBA ......................................... 4.50 10/25/39 25
25 Fannie Mae, 15 YR TBA ......................................... 5.00 10/25/39 25
25 Fannie Mae, 30 YR TBA ......................................... 2.00 10/25/54 21
25 Fannie Mae, 30 YR TBA ......................................... 2.50 10/25/54 22
25 Fannie Mae, 30 YR TBA ......................................... 3.50 10/25/54 23
50 Fannie Mae, 30 YR TBA ......................................... 4.50 10/25/54 49
25 Fannie Mae, 30 YR TBA ......................................... 5.50 11/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 5.50 10/25/54 25
50 Fannie Mae, 30 YR TBA ......................................... 6.00 10/25/54 51
50 Fannie Mae, 30 YR TBA ......................................... 6.00 11/25/54 51
50 Fannie Mae, 30 YR TBA ......................................... 6.50 10/25/54 52
50 Fannie Mae, 30 YR TBA ......................................... 7.00 10/25/54 52
41 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 32
19 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 17
20 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 17

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 16 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 $ 15
19 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 16
40 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 31
15 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 14
41 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 34
19 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 16
20 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 17
36 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 30
17 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 15
40 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 33
18 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 15
14 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 13
38 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 32
20 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 16
39 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 33
19 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 16
19 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 16
43 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 36
21 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 17
17 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 15
17 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 16
19 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 17
19 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 16
43 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 36
43 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 36
42 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 35
37 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 31
20 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 17
38 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 32
39 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 32
22 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 18
21 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 18
35 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 32
37 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 30
20 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 17
17 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 14
17 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 14
16 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 15
21 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 17
19 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 16
18 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 15
11 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 10
27 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 25
22 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 18
15 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 13
13 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 12
21 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 18
15 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 13
42 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 37
19 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 17
35 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 31
38 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 33
18 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 15
20 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 17
15 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 13
41 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 35
19 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 16
8 Freddie Mac, Pool #G18485 ....................................... 2.50 10/1/28 8
28 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 25

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 14 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 $ 12
42 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 36
19 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 16
19 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 18
29 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 25
14 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 12
14 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 12
20 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 18
20 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 17
43 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 37
22 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 19
7 Freddie Mac, Pool #G07445 ....................................... 2.50 7/1/43 6
21 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 18
14 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 12
20 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 17
18 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 16
22 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 19
30 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 26
5 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 5
20 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 17
8 Freddie Mac, Pool #G18470 ....................................... 2.50 6/1/28 8
5 Freddie Mac, Pool #G18687 ....................................... 2.50 5/1/33 4
24 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 22
12 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 10
18 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 16
22 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 19
6 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 6
12 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 11
10 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 9
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 5
31 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 28
9 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 8
21 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 19
6 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 6
4 Freddie Mac, Pool #G18601 ....................................... 3.00 5/1/31 3
21 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 20
9 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 9
6 Freddie Mac, Pool #G15145 ....................................... 3.00 7/1/29 6
5 Freddie Mac, Pool #J36428 ........................................ 3.00 2/1/32 5
5 Freddie Mac, Pool #G08803 ....................................... 3.00 3/1/48 4
12 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 11
4 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
2 Freddie Mac, Pool #G18518 ....................................... 3.00 7/1/29 2
14 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 13
11 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 10
9 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 9
6 Freddie Mac, Pool #G61680 ....................................... 3.00 4/1/47 6
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 6
12 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 11
6 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 5
4 Freddie Mac, Pool #G08635 ....................................... 3.00 4/1/45 4
8 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 7
15 Freddie Mac, Pool #G60989 ....................................... 3.00 12/1/46 13
13 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 12
35 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 32
11 Freddie Mac, Pool #G08737 ....................................... 3.00 12/1/46 10
8 Freddie Mac, Pool #G18663 ....................................... 3.00 10/1/32 8
7 Freddie Mac, Pool #G61148 ....................................... 3.50 9/1/47 6
5 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 $ 3
4 Freddie Mac, Pool #V83453 ....................................... 3.50 10/1/47 4
3 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 3
13 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 12
7 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 6
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 6
6 Freddie Mac, Pool #Q43933 ....................................... 3.50 10/1/46 5
7 Freddie Mac, Pool #G08698 ....................................... 3.50 3/1/46 6
4 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 3
5 Freddie Mac, Pool #J30284 ........................................ 3.50 11/1/29 5
7 Freddie Mac, Pool #G08687 ....................................... 3.50 1/1/46 6
3 Freddie Mac, Pool #G08627 ....................................... 3.50 2/1/45 3
3 Freddie Mac, Pool #Q57871 ....................................... 3.50 8/1/48 3
7 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 7
4 Freddie Mac, Pool #ZA5052 ....................................... 3.50 11/1/47 4
4 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 4
1 Freddie Mac, Pool #J14069 ........................................ 3.50 1/1/26 1
22 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 20
3 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3
6 Freddie Mac, Pool #G08784 ....................................... 3.50 10/1/47 6
15 Freddie Mac, Pool #G08554 ....................................... 3.50 10/1/43 14
6 Freddie Mac, Pool #G08761 ....................................... 3.50 5/1/47 6
3 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 2
21 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 20
14 Freddie Mac, Pool #G08636 ....................................... 3.50 4/1/45 13
4 Freddie Mac, Pool #G08620 ....................................... 3.50 12/1/44 4
3 Freddie Mac, Pool #G08770 ....................................... 3.50 7/1/47 3
7 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 7
10 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 10
11 Freddie Mac, Pool #G08637 ....................................... 4.00 4/1/45 11
7 Freddie Mac, Pool #G08775 ....................................... 4.00 8/1/47 6
3 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 2
4 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 4
8 Freddie Mac, Pool #A96286 ....................................... 4.00 1/1/41 8
12 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 12
4 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 4
4 Freddie Mac, Pool #C91395 ....................................... 4.00 9/1/31 4
7 Freddie Mac, Pool #Q58680 ....................................... 4.00 9/1/48 7
7 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 7
4 Freddie Mac, Pool #G08801 ....................................... 4.00 2/1/48 4
8 Freddie Mac, Pool #G08567 ....................................... 4.00 1/1/44 8
7 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 7
9 Freddie Mac, Pool #G08606 ....................................... 4.00 9/1/44 9
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
3 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 2
46 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 44
7 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 7
6 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 6
4 Freddie Mac, Pool #G08771 ....................................... 4.00 7/1/47 4
45 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 43
22 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 21
22 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 22
2 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 2
46 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 45
13 Freddie Mac, Pool #A97692 ....................................... 4.50 3/1/41 13
22 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 22
5 Freddie Mac, Pool #Q52321 ....................................... 4.50 11/1/47 5
11 Freddie Mac, Pool #G01890 ....................................... 4.50 10/1/35 11
23 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 23

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Freddie Mac, Pool #C09059 ....................................... 4.50 3/1/44 $ 4
3 Freddie Mac, Pool #G08781 ....................................... 4.50 9/1/47 3
4 Freddie Mac, Pool #Q58217 ....................................... 4.50 9/1/48 4
46 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 46
23 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 23
7 Freddie Mac, Pool #G01962 ....................................... 5.00 12/1/35 8
7 Freddie Mac, Pool #G04817 ....................................... 5.00 9/1/38 8
8 Freddie Mac, Pool #G05904 ....................................... 5.00 9/1/39 8
3 Freddie Mac, Pool #G08838 ....................................... 5.00 9/1/48 3
6 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 6
24 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 24
22 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 22
23 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 23
24 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 24
24 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 24
24 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 25
24 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 24
23 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 23
11 Freddie Mac, Pool #G01665 ....................................... 5.50 3/1/34 12
46 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 47
23 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 23
22 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 22
22 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 22
23 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 24
46 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 47
8 Freddie Mac, Pool #G02794 ....................................... 6.00 5/1/37 8
23 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 23
23 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 23
22 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 23
1 Freddie Mac, Pool #C90989 ....................................... 6.00 9/1/26 1
24 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 25
43 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 45
22 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 22
21 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 18
17 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 15
21 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 18
16 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 14
34 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 29
16 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 14
21 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 18
40 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 34
30 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 26
19 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 16
21 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 18
37 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 32
20 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 17
31 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 26
18 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 15
19 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 16
18 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 15
21 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 18
21 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 18
22 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 20
1 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
16 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 14
9 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 8
40 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 35
39 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 34
13 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 11

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 32 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 $ 28
18 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 16
21 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 18
31 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 27
4 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 3
19 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 17
13 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 11
37 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 33
39 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 35
7 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 6
17 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 15
4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 4
37 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 32
29 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 26
7 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 6
5 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 4
5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 5
7 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 6
6 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 5
8 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 7
17 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 15
9 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 9
21 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 19
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
9 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 8
10 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 10
19 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 18
7 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 7
10 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 9
5 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 5
13 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 12
20 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 18
4 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 3
5 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 5
9 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 8
5 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 5
8 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 7
7 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 6
7 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 7
13 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 12
7 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 6
3 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 3
7 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 6
15 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 14
11 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 10
11 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 10
6 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 6
9 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 8
4 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 5
13 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 12
8 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 8
6 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 6
7 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 7
4 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
7 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 7
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 4
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
5 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 $ 7
6 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 6
4 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 4
7 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 7
6 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 5
4 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 3
7 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 7
7 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 7
3 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
5 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 4
21 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 20
2 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 2
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 4
15 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 14
7 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 7
5 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 5
13 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 12
5 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 5
6 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 6
7 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 6
6 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 6
4 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 3
6 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 6
6 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 6
7 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 7
9 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 8
22 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 21
24 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 24
7 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 7
3 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 3
5 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 5
6 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 6
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 4
23 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 22
6 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 6
3 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 3
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 3
3 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 3
3 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 3
9 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 8
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
2 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 2
3 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 3
2 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
24 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 23
3 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 3
3 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 2
25 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 24
4 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 4
24 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 23
21 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 21
5 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 5
3 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 3
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
23 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 23
7 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 7
4 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 4
6 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 $ 2
13 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 13
3 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 3
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
24 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 24
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
23 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 23
10 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 10
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
13 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 13
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
24 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 24
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
24 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 24
25 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 25
24 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 25
23 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 23
24 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 24
25 Government National Mortgage Association, Pool #MA9541 ................ 5.50 3/20/54 25
21 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 22
25 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 25
24 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 24
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 10/20/54 21
25 Government National Mortgage Association, 30 YR TBA .................. 3.00 10/20/54 23
50 Government National Mortgage Association, 30 YR TBA .................. 3.50 10/20/54 47
25 Government National Mortgage Association, 30 YR TBA .................. 4.00 10/20/54 24
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 10/20/54 25
75 Government National Mortgage Association, 30 YR TBA .................. 5.00 10/20/54 74
25 Government National Mortgage Association, 30 YR TBA .................. 5.50 10/20/54 25
25 Government National Mortgage Association, 30 YR TBA .................. 5.50 11/20/53 25
75 Government National Mortgage Association, 30 YR TBA .................. 6.00 10/20/54 75
75 Government National Mortgage Association, 30 YR TBA .................. 6.50 10/20/54 76
25 Government National Mortgage Association, 30 YR TBA .................. 7.00 10/20/54 26
Total U.S. Government Agency Mortgages ........................... 9,873
U.S. Government Agency Securities — 0.43%
25 Fannie Mae ................................................... 0.75 10/8/27 23
25 Fannie Mae, Callable 12/18/24 @ 100.00 .............................. 0.88 12/18/26 23
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 23
28 Federal Farm Credit Banks Funding Corp., Callable 10/11/24 @ 100.00 ........ 1.55 7/26/30 25
30 Federal Farm Credit Banks Funding Corp. ............................. 4.13 1/25/27 31
20 Federal Farm Credit Banks Funding Corp. ............................. 4.50 3/2/26 20
30 Federal Home Loan Banks, Callable 11/26/24 @ 100.00 ................... 0.90 2/26/27 28
15 Federal Home Loan Banks ........................................ 2.50 6/12/26 15
25 Federal Home Loan Banks ........................................ 3.25 11/16/28 25
55 Federal Home Loan Banks ........................................ 4.38 3/13/26 56
25 Federal Home Loan Banks ........................................ 4.75 4/9/27 26
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
5 Freddie Mac .................................................. 0.38 9/23/25 5
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 12
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
Total U.S. Government Agency Securities ............................ 383

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 13.46%
$ 155 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 145
8 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 9
15 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 11
30 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 24
125 Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00  .................. 3.13 5/1/25 124
80 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 64
65 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 59
10 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 10
160 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 160
160 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 159
45 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/1/31 @ 100.00  2.25 2/1/32 39
148 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 108
55 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 49
95 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 85
470 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 418
150 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 147
40 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 37
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 38
100 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 87
165 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 158
110 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 99
75 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(c) 11/2/32 64
140 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 143
119 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 100
200 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 171
45 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 40
30 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/24 @
102.25  .................................................. 4.50 10/1/29 29
215 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 201
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 173
90 Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00  ...................... 5.61 (SOFR + 155
bps)(c) 9/29/26 91
155 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 150
155 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 129
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 24
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 37
20 Consolidated Edison Co. of New York, Inc., Series 2008-B (Electric Utilities)   ... 6.75 4/1/38 23
110 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 111
15 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 13
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 130
140 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 132
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 56
10 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 10

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 80 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 1/15/34 @ 100.00  .................................... 5.40 4/15/34 $ 83
73 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 72
135 Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00  ....... 4.45 7/15/28 135
35 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 29
35 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 38
25 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 24
160 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 156
15 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 14
60 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 56
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 87
110 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 117
99 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 94
153 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 132
65 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 69
120 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 102
200 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 198
45 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 45
55 General Motors Financial Co., Inc. (Specialty Retail), Callable 1/26/25 @ 100.00  . 2.90 2/26/25 54
150 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 156
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 64
66 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 61
150 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 150
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 72
65 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 66
70 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 51
30 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 30
25 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 22
50 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 54
420 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 375
140 JPMorgan Chase & Co. (Banks), Callable 1/29/26 @ 100.00  ................ 3.96 (TSFR3M + 151
bps)(c) 1/29/27 139
15 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00  .. 4.30 6/1/25 15
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 99
30 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 28
50 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 46
30 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 31
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 108
10 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 10
30 Marathon Oil Corp. (Oil, Gas & Consumable Fuels), Callable 1/1/34 @ 100.00  .. 5.70 4/1/34 32
55 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 48
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 72
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 27
35 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 34
215 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
11/4/24 @ 100.00  .......................................... 4.25 9/1/25 215
10 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/29 @ 100.00  .......................................... 5.05 3/15/29 10
120 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 106
55 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 53
145 Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00  ......... 1.51 (SOFR + 86
bps)(c) 7/20/27 138

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 30 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(c) 1/22/31 $ 27
310 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 276
10 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 10
30 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 32
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 103
80 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 82
100 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 100
65 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 59
52 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 54
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 64
10 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 9
35 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 36
95 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 80
165 Ovintiv, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 166
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 74
50 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 44
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 62
140 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 152
63 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 74
55 Prudential Financial, Inc., MTN (Insurance)   .......................... 4.60 5/15/44 51
20 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(c) 9/1/52 21
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 17
30 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 25
39 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 39
95 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 92
40 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 35
30 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 26
65 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 66
115 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 107
80 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 70
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 70
104 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/25 @ 100.00  .......... 2.40 6/15/25 102
40 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 41
45 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 49
300 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 261
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 51
25 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 26
40 The Interpublic Group of Cos., Inc. (Media), Callable 3/15/33 @ 100.00  ....... 5.38 6/15/33 41
125 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(c) 1/22/35 133
60 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 62
40 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 39
40 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 41
70 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 73
65 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 66
95 Truist Financial Corp., MTN (Banks), Callable 1/24/34 @ 100.00  ........... 5.71 (SOFR + 192
bps)(c) 1/24/35 100
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 25
55 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 50

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 $ 24
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 26
25 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 26
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 78
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 61
25 Ventas Realty LP (Diversified REITs), Callable 11/4/24 @ 100.00  ............ 3.50 2/1/25 25
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 40
40 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 2.36 3/15/32 35
227 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 185
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 69
20 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 19
75 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 67
145 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 146
160 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(c) 7/25/34 168
55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 64
Total Corporate Bonds .......................................... 11,990
U.S. Treasury Obligations — 25.24%
53 U.S. Treasury Bond ............................................. 1.13 8/15/40 35
90 U.S. Treasury Bond ............................................. 1.13 5/15/40 59
65 U.S. Treasury Bond ............................................. 1.25 5/15/50 35
150 U.S. Treasury Bond ............................................. 1.38 8/15/50 83
133 U.S. Treasury Bond ............................................. 1.38 11/15/40 90
140 U.S. Treasury Bond ............................................. 1.63 11/15/50 82
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 71
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 92
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 103
96 U.S. Treasury Bond ............................................. 1.88 2/15/51 60
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 102
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 107
106 U.S. Treasury Bond ............................................. 2.00 2/15/50 69
31 U.S. Treasury Bond ............................................. 2.25 8/15/49 21
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 84
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 78
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 118
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 86
96 U.S. Treasury Bond ............................................. 2.38 11/15/49 68
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 78
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 57
35 U.S. Treasury Bond ............................................. 2.50 2/15/45 27
80 U.S. Treasury Bond ............................................. 2.50 2/15/46 60
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 43
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 62
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 8
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 62
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 74
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 52
50 U.S. Treasury Bond ............................................. 2.88 8/15/45 41
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 115

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 75 U.S. Treasury Bond ............................................. 3.00 2/15/47 $ 61
45 U.S. Treasury Bond ............................................. 3.00 5/15/45 37
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 45
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 92
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 41
100 U.S. Treasury Bond ............................................. 3.00 11/15/44 83
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 41
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 77
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 22
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 66
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 78
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 19
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 111
10 U.S. Treasury Bond ............................................. 3.38 11/15/48 9
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 9
25 U.S. Treasury Bond ............................................. 3.38 5/15/44 22
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 8
135 U.S. Treasury Bond ............................................. 3.63 5/15/53 123
90 U.S. Treasury Bond ............................................. 3.63 2/15/44 83
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 69
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 89
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 32
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 71
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 34
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 10
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 29
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 71
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 25
135 U.S. Treasury Bond ............................................. 4.13 8/15/53 134
30 U.S. Treasury Bond ............................................. 4.13 8/15/44 30
50 U.S. Treasury Bond ............................................. 4.25 8/15/54 51
75 U.S. Treasury Bond ............................................. 4.25 11/15/40 77
130 U.S. Treasury Bond ............................................. 4.25 2/15/54 132
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 16
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 36
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 26
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 26
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 31
30 U.S. Treasury Bond ............................................. 4.50 2/15/44 31
50 U.S. Treasury Bond ............................................. 4.50 2/15/36 54
30 U.S. Treasury Bond ............................................. 4.63 5/15/44 32
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 38
105 U.S. Treasury Bond ............................................. 4.63 5/15/54 114
80 U.S. Treasury Bond ............................................. 4.75 11/15/53 88
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 76
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 27
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 27
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 45
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 44
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 28
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 64
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 40
75 U.S. Treasury Note .............................................. 0.25 10/31/25 72
82 U.S. Treasury Note .............................................. 0.38 1/31/26 78
30 U.S. Treasury Note .............................................. 0.38 11/30/25 29
55 U.S. Treasury Note .............................................. 0.38 7/31/27 50
35 U.S. Treasury Note .............................................. 0.38 9/30/27 32
25 U.S. Treasury Note .............................................. 0.38 12/31/25 24

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 50 U.S. Treasury Note .............................................. 0.50 10/31/27 $ 46
5 U.S. Treasury Note .............................................. 0.50 4/30/27 5
30 U.S. Treasury Note .............................................. 0.50 6/30/27 28
20 U.S. Treasury Note .............................................. 0.50 8/31/27 18
45 U.S. Treasury Note .............................................. 0.50 2/28/26 43
45 U.S. Treasury Note .............................................. 0.63 11/30/27 41
80 U.S. Treasury Note .............................................. 0.63 12/31/27 73
195 U.S. Treasury Note .............................................. 0.63 5/15/30 166
5 U.S. Treasury Note .............................................. 0.63 3/31/27 5
110 U.S. Treasury Note .............................................. 0.63 7/31/26 104
250 U.S. Treasury Note .............................................. 0.63 8/15/30 211
105 U.S. Treasury Note .............................................. 0.75 3/31/26 100
100 U.S. Treasury Note .............................................. 0.75 5/31/26 95
25 U.S. Treasury Note .............................................. 0.75 4/30/26 24
120 U.S. Treasury Note .............................................. 0.75 1/31/28 109
27 U.S. Treasury Note .............................................. 0.75 8/31/26 26
145 U.S. Treasury Note .............................................. 0.88 9/30/26 137
185 U.S. Treasury Note .............................................. 0.88 11/15/30 157
20 U.S. Treasury Note .............................................. 0.88 6/30/26 19
85 U.S. Treasury Note .............................................. 1.00 7/31/28 77
145 U.S. Treasury Note .............................................. 1.13 10/31/26 138
155 U.S. Treasury Note .............................................. 1.13 2/29/28 143
10 U.S. Treasury Note .............................................. 1.13 2/28/27 9
126 U.S. Treasury Note .............................................. 1.13 2/15/31 108
125 U.S. Treasury Note .............................................. 1.13 8/31/28 114
195 U.S. Treasury Note .............................................. 1.25 8/15/31 167
130 U.S. Treasury Note .............................................. 1.25 3/31/28 120
145 U.S. Treasury Note .............................................. 1.25 12/31/26 138
100 U.S. Treasury Note .............................................. 1.25 5/31/28 92
65 U.S. Treasury Note .............................................. 1.25 6/30/28 60
150 U.S. Treasury Note .............................................. 1.25 11/30/26 143
90 U.S. Treasury Note .............................................. 1.25 4/30/28 83
120 U.S. Treasury Note .............................................. 1.25 9/30/28 110
120 U.S. Treasury Note .............................................. 1.38 10/31/28 110
197 U.S. Treasury Note .............................................. 1.38 11/15/31 169
105 U.S. Treasury Note .............................................. 1.38 12/31/28 96
140 U.S. Treasury Note .............................................. 1.50 8/15/26 135
85 U.S. Treasury Note .............................................. 1.50 11/30/28 78
150 U.S. Treasury Note .............................................. 1.50 1/31/27 143
63 U.S. Treasury Note .............................................. 1.50 2/15/30 57
80 U.S. Treasury Note .............................................. 1.63 5/15/31 71
60 U.S. Treasury Note .............................................. 1.63 2/15/26 58
100 U.S. Treasury Note .............................................. 1.63 5/15/26 97
45 U.S. Treasury Note .............................................. 1.63 9/30/26 43
140 U.S. Treasury Note .............................................. 1.75 1/31/29 130
80 U.S. Treasury Note .............................................. 1.75 11/15/29 73
20 U.S. Treasury Note .............................................. 1.75 12/31/26 19
105 U.S. Treasury Note .............................................. 1.88 2/28/27 101
65 U.S. Treasury Note .............................................. 1.88 2/28/29 61
25 U.S. Treasury Note .............................................. 1.88 6/30/26 24
247 U.S. Treasury Note .............................................. 1.88 2/15/32 218
75 U.S. Treasury Note .............................................. 1.88 7/31/26 73
160 U.S. Treasury Note .............................................. 2.00 11/15/26 155
85 U.S. Treasury Note .............................................. 2.13 5/31/26 83
150 U.S. Treasury Note .............................................. 2.25 11/15/27 144
145 U.S. Treasury Note .............................................. 2.25 8/15/27 140
80 U.S. Treasury Note .............................................. 2.25 3/31/26 78
95 U.S. Treasury Note .............................................. 2.25 11/15/25 93
150 U.S. Treasury Note .............................................. 2.25 2/15/27 145

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 30 U.S. Treasury Note .............................................. 2.38 4/30/26 $ 29
35 U.S. Treasury Note .............................................. 2.38 5/15/29 33
105 U.S. Treasury Note .............................................. 2.38 5/15/27 102
35 U.S. Treasury Note .............................................. 2.38 3/31/29 33
60 U.S. Treasury Note .............................................. 2.50 2/28/26 59
40 U.S. Treasury Note .............................................. 2.50 3/31/27 39
85 U.S. Treasury Note .............................................. 2.63 1/31/26 84
90 U.S. Treasury Note .............................................. 2.63 12/31/25 89
165 U.S. Treasury Note .............................................. 2.63 2/15/29 159
15 U.S. Treasury Note .............................................. 2.63 7/31/29 14
45 U.S. Treasury Note .............................................. 2.63 5/31/27 44
60 U.S. Treasury Note .............................................. 2.75 5/31/29 58
218 U.S. Treasury Note .............................................. 2.75 8/15/32 204
105 U.S. Treasury Note .............................................. 2.75 2/15/28 102
75 U.S. Treasury Note .............................................. 2.75 4/30/27 73
66 U.S. Treasury Note .............................................. 2.75 7/31/27 65
203 U.S. Treasury Note .............................................. 2.88 5/15/32 192
65 U.S. Treasury Note .............................................. 2.88 4/30/29 63
90 U.S. Treasury Note .............................................. 2.88 11/30/25 89
125 U.S. Treasury Note .............................................. 2.88 8/15/28 122
160 U.S. Treasury Note .............................................. 2.88 5/15/28 156
85 U.S. Treasury Note .............................................. 3.00 10/31/25 84
140 U.S. Treasury Note .............................................. 3.13 11/15/28 138
65 U.S. Treasury Note .............................................. 3.13 8/31/27 64
55 U.S. Treasury Note .............................................. 3.13 8/31/29 54
70 U.S. Treasury Note .............................................. 3.25 6/30/27 69
60 U.S. Treasury Note .............................................. 3.25 6/30/29 59
105 U.S. Treasury Note .............................................. 3.38 9/15/27 104
195 U.S. Treasury Note .............................................. 3.38 5/15/33 190
100 U.S. Treasury Note .............................................. 3.50 9/30/29 100
170 U.S. Treasury Note .............................................. 3.50 2/15/33 167
70 U.S. Treasury Note .............................................. 3.50 1/31/30 70
90 U.S. Treasury Note .............................................. 3.50 1/31/28 90
125 U.S. Treasury Note .............................................. 3.50 9/30/26 125
70 U.S. Treasury Note .............................................. 3.50 4/30/30 70
85 U.S. Treasury Note .............................................. 3.50 4/30/28 85
80 U.S. Treasury Note .............................................. 3.63 9/30/31 80
80 U.S. Treasury Note .............................................. 3.63 5/15/26 80
70 U.S. Treasury Note .............................................. 3.63 3/31/30 70
90 U.S. Treasury Note .............................................. 3.63 3/31/28 90
115 U.S. Treasury Note .............................................. 3.63 8/31/29 115
90 U.S. Treasury Note .............................................. 3.63 5/31/28 90
115 U.S. Treasury Note .............................................. 3.75 12/31/28 116
80 U.S. Treasury Note .............................................. 3.75 12/31/30 80
125 U.S. Treasury Note .............................................. 3.75 8/31/26 125
70 U.S. Treasury Note .............................................. 3.75 5/31/30 70
70 U.S. Treasury Note .............................................. 3.75 6/30/30 70
80 U.S. Treasury Note .............................................. 3.75 4/15/26 80
80 U.S. Treasury Note .............................................. 3.75 8/31/31 80
105 U.S. Treasury Note .............................................. 3.75 8/15/27 105
80 U.S. Treasury Note .............................................. 3.88 1/15/26 80
220 U.S. Treasury Note .............................................. 3.88 8/15/33 222
75 U.S. Treasury Note .............................................. 3.88 11/30/29 76
115 U.S. Treasury Note .............................................. 3.88 8/15/34 116
75 U.S. Treasury Note .............................................. 3.88 9/30/29 76
90 U.S. Treasury Note .............................................. 3.88 11/30/27 91
75 U.S. Treasury Note .............................................. 3.88 12/31/29 76
90 U.S. Treasury Note .............................................. 3.88 12/31/27 91
85 U.S. Treasury Note .............................................. 4.00 6/30/28 86

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 70 U.S. Treasury Note .............................................. 4.00 2/28/30 $ 71
45 U.S. Treasury Note .............................................. 4.00 7/31/30 46
80 U.S. Treasury Note .............................................. 4.00 2/15/26 80
105 U.S. Treasury Note .............................................. 4.00 10/31/29 107
85 U.S. Treasury Note .............................................. 4.00 12/15/25 85
130 U.S. Treasury Note .............................................. 4.00 7/31/29 132
45 U.S. Treasury Note .............................................. 4.00 1/15/27 45
210 U.S. Treasury Note .............................................. 4.00 2/15/34 214
120 U.S. Treasury Note .............................................. 4.00 1/31/29 122
80 U.S. Treasury Note .............................................. 4.00 1/31/31 82
40 U.S. Treasury Note .............................................. 4.00 2/29/28 41
70 U.S. Treasury Note .............................................. 4.13 7/31/31 72
90 U.S. Treasury Note .............................................. 4.13 10/31/27 91
85 U.S. Treasury Note .............................................. 4.13 7/31/28 87
80 U.S. Treasury Note .............................................. 4.13 3/31/31 82
90 U.S. Treasury Note .............................................. 4.13 9/30/27 91
142 U.S. Treasury Note .............................................. 4.13 11/15/32 146
105 U.S. Treasury Note .............................................. 4.13 2/15/27 106
130 U.S. Treasury Note .............................................. 4.13 3/31/29 133
80 U.S. Treasury Note .............................................. 4.13 6/15/26 81
70 U.S. Treasury Note .............................................. 4.13 8/31/30 72
110 U.S. Treasury Note .............................................. 4.25 12/31/25 110
50 U.S. Treasury Note .............................................. 4.25 2/28/31 52
130 U.S. Treasury Note .............................................. 4.25 6/30/29 134
80 U.S. Treasury Note .............................................. 4.25 6/30/31 83
45 U.S. Treasury Note .............................................. 4.25 10/15/25 45
115 U.S. Treasury Note .............................................. 4.25 1/31/26 116
125 U.S. Treasury Note .............................................. 4.25 2/28/29 128
105 U.S. Treasury Note .............................................. 4.25 3/15/27 107
110 U.S. Treasury Note .............................................. 4.38 11/30/28 113
90 U.S. Treasury Note .............................................. 4.38 12/15/26 91
75 U.S. Treasury Note .............................................. 4.38 11/30/30 78
125 U.S. Treasury Note .............................................. 4.38 7/31/26 127
95 U.S. Treasury Note .............................................. 4.38 8/31/28 98
85 U.S. Treasury Note .............................................. 4.38 8/15/26 86
170 U.S. Treasury Note .............................................. 4.38 5/15/34 178
105 U.S. Treasury Note .............................................. 4.38 7/15/27 107
110 U.S. Treasury Note .............................................. 4.50 5/15/27 112
125 U.S. Treasury Note .............................................. 4.50 3/31/26 126
130 U.S. Treasury Note .............................................. 4.50 5/31/29 135
85 U.S. Treasury Note .............................................. 4.50 11/15/25 86
80 U.S. Treasury Note .............................................. 4.50 7/15/26 81
230 U.S. Treasury Note .............................................. 4.50 11/15/33 242
110 U.S. Treasury Note .............................................. 4.50 4/15/27 112
105 U.S. Treasury Note .............................................. 4.63 6/15/27 108
130 U.S. Treasury Note .............................................. 4.63 4/30/29 136
95 U.S. Treasury Note .............................................. 4.63 11/15/26 97
80 U.S. Treasury Note .............................................. 4.63 3/15/26 81
90 U.S. Treasury Note .............................................. 4.63 10/15/26 92
100 U.S. Treasury Note .............................................. 4.63 9/30/28 104
75 U.S. Treasury Note .............................................. 4.63 9/30/30 79
120 U.S. Treasury Note .............................................. 4.63 2/28/26 121
125 U.S. Treasury Note .............................................. 4.63 6/30/26 127
90 U.S. Treasury Note .............................................. 4.63 9/15/26 92
65 U.S. Treasury Note .............................................. 4.63 5/31/31 69
85 U.S. Treasury Note .............................................. 4.63 4/30/31 90
130 U.S. Treasury Note .............................................. 4.88 5/31/26 132
105 U.S. Treasury Note .............................................. 4.88 11/30/25 106
105 U.S. Treasury Note .............................................. 4.88 10/31/28 110

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 75 U.S. Treasury Note .............................................. 4.88 10/31/30 $ 80
130 U.S. Treasury Note .............................................. 4.88 4/30/26 132
100 U.S. Treasury Note .............................................. 5.00 10/31/25 101
Total U.S. Treasury Obligations ................................... 22,488
Yankee Dollars — 1.16%
45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 49
64 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 81
170 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 166
20 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 14
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 52
40 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 48
80 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00  ...... 3.40 8/1/51 58
75 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 75
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 94
45 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 47
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 74
20 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 2/19/33 @ 100.00  4.75 5/19/33 20
95 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 97
25 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 26
70 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 66
50 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 58
9 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 10
Total Yankee Dollars ............................................ 1,035
Shares
Investment Companies — 48.23%
Domestic Fixed Income — 40.96%
603,906
Vanguard Intermediate-Term Treasury ETF ............................ 36,488
Money Market Funds — 7.27%
316,813
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.97(d) 317
6,163,419
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.90(d) 6,164
6,481
Total Investment Companies ...................................... 42,969
...................................................
Total Investments (cost $90,019) — 100.46% ......................... 89,503
Liabilities in excess of other assets — (0.46)% ......................... (413)
Net Assets — 100.00% .......................................... $ 89,090
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on September 30, 2024.
(b) Zero Coupon Security. Effective rate shown is as of September 30, 2024.
(c) Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2024.
(d) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
TSFR3M
—
3 Month SOFR
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities .......................................................................................... — 0.20% — — 0.20%
Collateralized Mortgage-Backed Securities ........................................................... — 0.66% — — 0.66%
U.S. Government Agency Mortgages ..................................................................... — 11.08% — — 11.08%
U.S. Government Agency Securities ...................................................................... — 0.43% — — 0.43%
Corporate Bonds ..................................................................................................... 13.46% — — — 13.46%
U.S. Treasury Obligations ....................................................................................... — 25.24% — — 25.24%
Yankee Dollars ........................................................................................................ 1.16% — — — 1.16%
Investment Companies ............................................................................................ 0.36% 1.05% 41.42% 5.40% 48.23%
Other Assets (Liabilities) ........................................................................................ 0.14% -0.71% 0.09% 0.02% -0.46%
Total Net Assets ................................................................................................. 15.12% 37.95% 41.51% 5.42% 100.00%

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
136
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stocks — 1.69%
1,740,900
ACC Claims Holding LLC (Financial Services) ^ (a) ...................... $ –
4,960
Blackstone, Inc. (Capital Markets) .................................. 759
16,200
Carlyle Group, Inc. (Capital Markets) ................................ 698
5,267
KKR & Co., Inc. (Capital Markets) .................................. 688
521,078
Petershill Partners PLC (Capital Markets) ............................. 1,457
Total Common Stocks ........................................... 3,602
Investment Companies — 94.69%
International Equity Funds — 7.76%
522,417
Apax Global Alpha Ltd. .......................................... 964
147,043
HarbourV est Global Private Equity Ltd.(b ) ............................. 4,803
145,570
ICG Enterprise Trust PLC ......................................... 2,337
140,000
NB Private Equity Partners Ltd. Fund ................................ 3,013
56,507
Partners Group Private Equity Ltd. .................................. 670
1,079,141
The P antheon International PLC Fund(b ) .............................. 4,767
16,554
Money Market Funds — 86.93%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 4.75(c) 1,177
184,036,427
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.90(c) 184,036
93,067 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 4.69(c) 93
185,306
Total Investment Companies ...................................... 201,860
Total Investments (cost $205,377) — 96.38% ......................... 205,462
Other assets in excess of liabilities — 3.62% .......................... 7,710
Net Assets — 100.00% .......................................... $ 213,172
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of September 30, 2024.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Represents non-income producing security.
(c) Annualized 7-day yield as of period-end.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... 1.69% — — 1.69%
Investment Companies ..................................................................................................................... 7.81% 86.32% 0.56% 94.69%
Other Assets (Liabilities) ................................................................................................................. 0.04% 4.11% -0.53% 3.62%
Total Net Assets .......................................................................................................................... 9.54% 90.43% 0.03% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future .................. 390 12/19/24 $ 44,570 $ (269)
5 Year U.S. Treasury Note Future .................. 620 12/31/24 68,127 (500)
E-Mini S&P 500 Future ......................... 224 12/20/24 65,120 1,694
$ 177,817 $ 925
Total Unrealized Appreciation ..................... $ 1,694
Total Unrealized Depreciation ..................... (769)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 925
*
Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
Centrally Cleared Swap Agreements(a)
Credit Default Swap Agreements - Buy Protection
Underlying
Instrument
Payment
Frequency
Fixed
Deal Pay
Rate
(%)
Maturity
Date
Implied
Credit
Spread at
September
30, 2024
(%)(b)
Notional Amount
(000)(c)
Value
(000)
Premiums
Paid/
(Received)
(000)
Unrealized
Appreciation/
(Depreciation)
(000)
CDX High Yield
Index Swap
Agreement, Series
43
Daily 5.00 12/20/2029
3.30 $ 76,000 $ (5,950) $ (5,587) $ (363)
$ (5,950) $ (5,587) $ (363)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative.
The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
139
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.75%
$ 400 Fannie Mae ................................................... 0.50 11/7/25 $ 385
350 Fannie Mae ................................................... 0.75 10/8/27 322
100 Fannie Mae, Callable 12/18/24 @ 100.00 .............................. 0.88 12/18/26 94
200 Fannie Mae ................................................... 0.88 8/5/30 170
100 Fannie Mae ................................................... 1.88 9/24/26 96
150 Fannie Mae ................................................... 2.13 4/24/26 146
95 Fannie Mae ................................................... 6.25 5/15/29 106
160 Fannie Mae ................................................... 6.63 11/15/30 185
180 Fannie Mae ................................................... 7.25 5/15/30 212
250 Federal Farm Credit Banks Funding Corp., Callable 10/11/24 @ 100.00 ........ 1.00 10/7/26 236
75 Federal Farm Credit Banks Funding Corp., Callable 10/11/24 @ 100.00 ........ 1.24 12/23/30 64
468 Federal Farm Credit Banks Funding Corp., Callable 10/11/24 @ 100.00 ........ 1.55 7/26/30 410
300 Federal Farm Credit Banks Funding Corp. ............................. 4.38 7/6/26 303
200 Federal Farm Credit Banks Funding Corp. ............................. 4.38 6/23/26 202
100 Federal Farm Credit Banks Funding Corp. ............................. 4.50 8/14/26 101
200 Federal Farm Credit Banks Funding Corp. ............................. 4.75 5/28/26 203
70 Federal Home Loan Banks, Series 4, Callable 10/27/24 @ 100.00 ............ 1.00 7/27/26 67
100 Federal Home Loan Banks ........................................ 1.25 12/21/26 95
300 Federal Home Loan Banks ........................................ 3.25 6/9/28 296
225 Federal Home Loan Banks ........................................ 3.63 9/4/26 225
300 Federal Home Loan Banks ........................................ 4.00 6/30/28 304
200 Federal Home Loan Banks ........................................ 4.38 6/12/26 202
500 Federal Home Loan Banks ........................................ 4.63 11/17/26 510
100 Federal Home Loan Banks ........................................ 4.75 4/9/27 103
165 Federal Home Loan Banks ........................................ 5.50 7/15/36 187
100 Freddie Mac, Series 1 ............................................ 0.00(a) 11/15/38 54
500 Freddie Mac .................................................. 0.38 9/23/25 483
400 Freddie Mac, Callable 10/27/24 @ 100.00 ............................. 0.80 10/27/26 376
27 Freddie Mac, Callable 11/28/24 @ 100.00 ............................. 4.20 8/28/25 27
300 Freddie Mac, Callable 11/21/24 @ 100.00 ............................. 5.50 2/21/29 300
250 Freddie Mac .................................................. 6.25 7/15/32 291
180 Freddie Mac .................................................. 6.75 3/15/31 210
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 93
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 223
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 116
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 166
Total U.S. Government Agency Securities ............................ 7,563
U.S. Treasury Obligations — 45.21%
1,075 U.S. Treasury Bond ............................................. 1.13 8/15/40 704
980 U.S. Treasury Bond ............................................. 1.13 5/15/40 647
785 U.S. Treasury Bond ............................................. 1.25 5/15/50 420
3,080 U.S. Treasury Bond ............................................. 1.38 8/15/50 1,697
1,965 U.S. Treasury Bond ............................................. 1.38 11/15/40 1,333
2,070 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,217
2,625 U.S. Treasury Bond ............................................. 1.75 8/15/41 1,860
2,215 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,380
2,140 U.S. Treasury Bond ............................................. 1.88 2/15/41 1,569
2,695 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,688
1,020 U.S. Treasury Bond ............................................. 2.00 2/15/50 665
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,441
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,792
1,050 U.S. Treasury Bond ............................................. 2.25 8/15/49 727
1,260 U.S. Treasury Bond ............................................. 2.25 8/15/46 902
1,750 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,356
3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 2,052
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,724
2,875 U.S. Treasury Bond ............................................. 2.38 11/15/49 2,043

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 $ 1,464
1,335 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,020
800 U.S. Treasury Bond ............................................. 2.50 5/15/46 603
1,135 U.S. Treasury Bond ............................................. 2.50 2/15/46 858
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 866
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 371
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,806
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,636
880 U.S. Treasury Bond ............................................. 2.88 8/15/45 715
850 U.S. Treasury Bond ............................................. 2.88 5/15/49 671
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 768
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,641
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 690
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,184
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,114
570 U.S. Treasury Bond ............................................. 3.00 2/15/49 461
1,855 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,547
1,670 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,342
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 967
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 879
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 360
1,010 U.S. Treasury Bond ............................................. 3.00 5/15/45 840
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 880
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 1,018
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 883
1,030 U.S. Treasury Bond ............................................. 3.13 5/15/48 855
1,205 U.S. Treasury Bond ............................................. 3.13 8/15/44 1,027
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 756
2,400 U.S. Treasury Bond ............................................. 3.38 11/15/48 2,079
1,695 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,506
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,187
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,360
2,205 U.S. Treasury Bond ............................................. 3.63 2/15/44 2,034
2,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 1,909
3,605 U.S. Treasury Bond ............................................. 3.63 5/15/53 3,281
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,148
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 222
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 144
1,275 U.S. Treasury Bond ............................................. 3.88 2/15/43 1,230
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 900
3,015 U.S. Treasury Bond ............................................. 4.13 8/15/53 3,003
2,355 U.S. Treasury Bond ............................................. 4.25 2/15/54 2,400
1,460 U.S. Treasury Bond ............................................. 4.25 8/15/54 1,491
130 U.S. Treasury Bond ............................................. 4.25 5/15/39 134
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 566
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 170
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 575
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 558
855 U.S. Treasury Bond ............................................. 4.38 11/15/39 894
275 U.S. Treasury Bond ............................................. 4.50 2/15/36 294
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,219
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 271
700 U.S. Treasury Bond ............................................. 4.50 2/15/44 730
1,530 U.S. Treasury Bond ............................................. 4.63 5/15/54 1,660
450 U.S. Treasury Bond ............................................. 4.63 5/15/44 477
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 723
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 568
1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 1,633
1,775 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,961

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,750 U.S. Treasury Bond ............................................. 4.75 11/15/43 $ 1,888
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 262
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 300
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 454
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 236
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 428
270 U.S. Treasury Bond ............................................. 6.00 2/15/26 278
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 311
265 U.S. Treasury Bond ............................................. 6.13 11/15/27 285
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,234
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 108
3 U.S. Treasury Bond ............................................. 6.50 11/15/26 3
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,070
200 U.S. Treasury Bond ............................................. 6.75 8/15/26 211
955 U.S. Treasury Note .............................................. 0.25 10/31/25 918
3,110 U.S. Treasury Note .............................................. 0.38 1/31/26 2,972
2,920 U.S. Treasury Note .............................................. 0.38 12/31/25 2,797
285 U.S. Treasury Note .............................................. 0.38 7/31/27 261
1,615 U.S. Treasury Note .............................................. 0.38 9/30/27 1,469
2,200 U.S. Treasury Note .............................................. 0.38 11/30/25 2,113
2,925 U.S. Treasury Note .............................................. 0.50 10/31/27 2,664
1,270 U.S. Treasury Note .............................................. 0.50 6/30/27 1,168
2,135 U.S. Treasury Note .............................................. 0.50 8/31/27 1,955
465 U.S. Treasury Note .............................................. 0.50 5/31/27 429
1,940 U.S. Treasury Note .............................................. 0.50 4/30/27 1,793
3,175 U.S. Treasury Note .............................................. 0.50 2/28/26 3,032
3,895 U.S. Treasury Note .............................................. 0.63 8/15/30 3,282
2,720 U.S. Treasury Note .............................................. 0.63 5/15/30 2,309
3,085 U.S. Treasury Note .............................................. 0.63 11/30/27 2,814
690 U.S. Treasury Note .............................................. 0.63 3/31/27 641
3,300 U.S. Treasury Note .............................................. 0.63 12/31/27 3,004
3,025 U.S. Treasury Note .............................................. 0.75 1/31/28 2,758
2,890 U.S. Treasury Note .............................................. 0.75 3/31/26 2,764
2,990 U.S. Treasury Note .............................................. 0.75 5/31/26 2,848
2,345 U.S. Treasury Note .............................................. 0.75 8/31/26 2,220
2,460 U.S. Treasury Note .............................................. 0.75 4/30/26 2,348
1,640 U.S. Treasury Note .............................................. 0.88 6/30/26 1,562
2,030 U.S. Treasury Note .............................................. 0.88 9/30/26 1,923
4,775 U.S. Treasury Note .............................................. 0.88 11/15/30 4,064
3,365 U.S. Treasury Note .............................................. 1.00 7/31/28 3,055
2,465 U.S. Treasury Note .............................................. 1.13 2/29/28 2,272
2,825 U.S. Treasury Note .............................................. 1.13 10/31/26 2,683
4,995 U.S. Treasury Note .............................................. 1.13 2/15/31 4,296
3,635 U.S. Treasury Note .............................................. 1.13 8/31/28 3,311
1,840 U.S. Treasury Note .............................................. 1.13 2/28/27 1,735
3,275 U.S. Treasury Note .............................................. 1.25 8/15/31 2,797
3,195 U.S. Treasury Note .............................................. 1.25 11/30/26 3,038
3,515 U.S. Treasury Note .............................................. 1.25 6/30/28 3,229
1,850 U.S. Treasury Note .............................................. 1.25 12/31/26 1,757
2,990 U.S. Treasury Note .............................................. 1.25 9/30/28 2,732
2,460 U.S. Treasury Note .............................................. 1.25 3/31/28 2,273
3,390 U.S. Treasury Note .............................................. 1.25 5/31/28 3,120
3,510 U.S. Treasury Note .............................................. 1.25 4/30/28 3,237
450 U.S. Treasury Note .............................................. 1.38 8/31/26 431
3,400 U.S. Treasury Note .............................................. 1.38 10/31/28 3,117
2,650 U.S. Treasury Note .............................................. 1.38 12/31/28 2,422
4,845 U.S. Treasury Note .............................................. 1.38 11/15/31 4,150
2,645 U.S. Treasury Note .............................................. 1.50 2/15/30 2,374
50 U.S. Treasury Note .............................................. 1.50 8/15/26 48

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,410 U.S. Treasury Note .............................................. 1.50 11/30/28 $ 3,137
3,955 U.S. Treasury Note .............................................. 1.50 1/31/27 3,770
3,235 U.S. Treasury Note .............................................. 1.63 5/15/26 3,128
2,900 U.S. Treasury Note .............................................. 1.63 2/15/26 2,815
945 U.S. Treasury Note .............................................. 1.63 11/30/26 906
2,235 U.S. Treasury Note .............................................. 1.63 8/15/29 2,044
4,675 U.S. Treasury Note .............................................. 1.63 5/15/31 4,122
1,000 U.S. Treasury Note .............................................. 1.63 10/31/26 960
600 U.S. Treasury Note .............................................. 1.63 9/30/26 577
3,005 U.S. Treasury Note .............................................. 1.75 1/31/29 2,786
1,100 U.S. Treasury Note .............................................. 1.75 12/31/26 1,056
1,140 U.S. Treasury Note .............................................. 1.75 11/15/29 1,044
410 U.S. Treasury Note .............................................. 1.88 6/30/26 397
3,435 U.S. Treasury Note .............................................. 1.88 2/28/27 3,299
1,965 U.S. Treasury Note .............................................. 1.88 2/28/29 1,829
4,600 U.S. Treasury Note .............................................. 1.88 2/15/32 4,062
2,885 U.S. Treasury Note .............................................. 2.00 11/15/26 2,789
1,430 U.S. Treasury Note .............................................. 2.13 5/31/26 1,393
2,000 U.S. Treasury Note .............................................. 2.25 3/31/26 1,956
1,785 U.S. Treasury Note .............................................. 2.25 2/15/27 1,730
2,375 U.S. Treasury Note .............................................. 2.25 11/15/25 2,332
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,706
2,400 U.S. Treasury Note .............................................. 2.38 3/31/29 2,280
1,080 U.S. Treasury Note .............................................. 2.38 4/30/26 1,057
2,820 U.S. Treasury Note .............................................. 2.38 5/15/29 2,676
2,510 U.S. Treasury Note .............................................. 2.38 5/15/27 2,434
2,000 U.S. Treasury Note .............................................. 2.50 3/31/27 1,949
2,000 U.S. Treasury Note .............................................. 2.50 2/28/26 1,964
1,205 U.S. Treasury Note .............................................. 2.63 12/31/25 1,187
355 U.S. Treasury Note .............................................. 2.63 7/31/29 340
1,305 U.S. Treasury Note .............................................. 2.63 1/31/26 1,285
2,750 U.S. Treasury Note .............................................. 2.63 5/31/27 2,683
2,745 U.S. Treasury Note .............................................. 2.63 2/15/29 2,639
4,160 U.S. Treasury Note .............................................. 2.75 8/15/32 3,888
2,655 U.S. Treasury Note .............................................. 2.75 5/31/29 2,560
2,825 U.S. Treasury Note .............................................. 2.75 2/15/28 2,750
1,500 U.S. Treasury Note .............................................. 2.75 4/30/27 1,469
1,000 U.S. Treasury Note .............................................. 2.75 7/31/27 978
1,800 U.S. Treasury Note .............................................. 2.88 11/30/25 1,779
3,000 U.S. Treasury Note .............................................. 2.88 4/30/29 2,910
3,380 U.S. Treasury Note .............................................. 2.88 8/15/28 3,293
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,923
3,610 U.S. Treasury Note .............................................. 2.88 5/15/32 3,414
880 U.S. Treasury Note .............................................. 3.00 10/31/25 871
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,369
1,500 U.S. Treasury Note .............................................. 3.13 8/31/27 1,481
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,958
2,700 U.S. Treasury Note .............................................. 3.25 6/30/29 2,661
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,181
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,279
2,110 U.S. Treasury Note .............................................. 3.38 9/15/27 2,099
1,245 U.S. Treasury Note .............................................. 3.50 1/31/30 1,239
5,000 U.S. Treasury Note .............................................. 3.50 2/15/33 4,914
2,200 U.S. Treasury Note .............................................. 3.50 1/31/28 2,195
2,700 U.S. Treasury Note .............................................. 3.63 8/31/29 2,708
400 U.S. Treasury Note .............................................. 3.63 3/31/30 400
2,680 U.S. Treasury Note .............................................. 3.63 5/15/26 2,676
2,500 U.S. Treasury Note .............................................. 3.75 8/31/26 2,504
2,050 U.S. Treasury Note .............................................. 3.75 8/15/27 2,060

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,545 U.S. Treasury Note .............................................. 3.75 4/15/26 $ 1,545
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,190
2,345 U.S. Treasury Note .............................................. 3.75 12/31/30 2,359
2,500 U.S. Treasury Note .............................................. 3.75 12/31/28 2,517
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,788
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,418
1,325 U.S. Treasury Note .............................................. 3.88 12/31/29 1,342
4,605 U.S. Treasury Note .............................................. 3.88 8/15/33 4,644
2,490 U.S. Treasury Note .............................................. 3.88 1/15/26 2,491
2,800 U.S. Treasury Note .............................................. 3.88 8/15/34 2,819
2,050 U.S. Treasury Note .............................................. 4.00 1/15/27 2,067
1,000 U.S. Treasury Note .............................................. 4.00 2/29/28 1,014
1,500 U.S. Treasury Note .............................................. 4.00 2/28/30 1,529
1,725 U.S. Treasury Note .............................................. 4.00 12/15/25 1,727
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,783
4,000 U.S. Treasury Note .............................................. 4.00 2/15/34 4,069
1,950 U.S. Treasury Note .............................................. 4.00 1/31/29 1,983
1,985 U.S. Treasury Note .............................................. 4.00 1/31/31 2,024
2,500 U.S. Treasury Note .............................................. 4.00 7/31/29 2,548
2,400 U.S. Treasury Note .............................................. 4.00 2/15/26 2,406
2,940 U.S. Treasury Note .............................................. 4.13 7/31/31 3,022
3,720 U.S. Treasury Note .............................................. 4.13 11/15/32 3,827
2,230 U.S. Treasury Note .............................................. 4.13 2/15/27 2,256
1,700 U.S. Treasury Note .............................................. 4.13 3/31/29 1,739
750 U.S. Treasury Note .............................................. 4.13 3/31/31 770
1,580 U.S. Treasury Note .............................................. 4.13 6/15/26 1,591
355 U.S. Treasury Note .............................................. 4.25 6/30/31 368
2,600 U.S. Treasury Note .............................................. 4.25 6/30/29 2,676
1,835 U.S. Treasury Note .............................................. 4.25 10/15/25 1,840
2,280 U.S. Treasury Note .............................................. 4.25 3/15/27 2,315
1,675 U.S. Treasury Note .............................................. 4.25 2/28/31 1,732
2,750 U.S. Treasury Note .............................................. 4.25 2/28/29 2,826
2,000 U.S. Treasury Note .............................................. 4.25 12/31/25 2,009
1,670 U.S. Treasury Note .............................................. 4.38 8/15/26 1,691
2,210 U.S. Treasury Note .............................................. 4.38 7/15/27 2,256
2,220 U.S. Treasury Note .............................................. 4.38 11/30/30 2,309
2,250 U.S. Treasury Note .............................................. 4.38 5/15/34 2,357
1,950 U.S. Treasury Note .............................................. 4.38 12/15/26 1,981
2,320 U.S. Treasury Note .............................................. 4.50 4/15/27 2,371
1,590 U.S. Treasury Note .............................................. 4.50 7/15/26 1,612
4,815 U.S. Treasury Note .............................................. 4.50 11/15/33 5,086
1,765 U.S. Treasury Note .............................................. 4.50 11/15/25 1,776
2,375 U.S. Treasury Note .............................................. 4.50 5/15/27 2,428
1,805 U.S. Treasury Note .............................................. 4.63 10/15/26 1,839
1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 1,984
1,555 U.S. Treasury Note .............................................. 4.63 3/15/26 1,574
1,335 U.S. Treasury Note .............................................. 4.63 4/30/31 1,411
3,100 U.S. Treasury Note .............................................. 4.63 4/30/29 3,237
1,980 U.S. Treasury Note .............................................. 4.63 5/31/31 2,092
1,750 U.S. Treasury Note .............................................. 4.63 9/15/26 1,781
2,750 U.S. Treasury Note .............................................. 4.63 2/28/26 2,781
2,265 U.S. Treasury Note .............................................. 4.63 6/15/27 2,326
2,000 U.S. Treasury Note .............................................. 4.88 4/30/26 2,034
875 U.S. Treasury Note .............................................. 4.88 11/30/25 885
340 U.S. Treasury Note .............................................. 4.88 10/31/30 363
800 U.S. Treasury Note .............................................. 5.00 10/31/25 809
Total U.S. Treasury Obligations ................................... 455,127

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies — 53.41%
Domestic Fixed Income — 45.92%
681,000
iShares U.S. Treasury Bond ETF .................................... $ 15,969
7,387,648
Vanguard Intermediate-Term Treasury ETF ............................ 446,361
462,330
Money Market Funds — 7.49%
75,438,522
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.90(b) 75,439
Total Investment Companies ...................................... 537,769
Total Investments (cost $994,147) — 99.37% ......................... 1,000,459
Other assets in excess of liabilities — 0.63% .......................... 6,319
Net Assets — 100.00% .......................................... $ 1,006,778
(a) Zero Coupon Security. Effective rate shown is as of September 30,
2024.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 0.75% — 0.75%
U.S. Treasury Obligations ........................................................................................................................................ 45.21% — 45.21%
Investment Company ............................................................................................................................................... — 53.41% 53.41%
Other Assets (Liabilities) ........................................................................................................................................ 0.36% 0.27% 0.63%
Total Net Assets .................................................................................................................................................. 46.32% 53.68% 100.00%

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of September 30, 2024 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,189 12/19/24 $ 135,880 $ (237)
$ 135,880 $ (237)
Total Unrealized Appreciation ..................... $ —
Total Unrealized Depreciation ..................... (237)
Total Net Unrealized Appreciation/(Depreciation) ....... $ (237)
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of September 30, 2024 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
10 Year US Treasury Note Future Option .................. Put 100 $ 11,200 $ 112.00 11/22/24 $ (39)
10 Year US Treasury Note Future Option .................. Put 200 22,000 110.00 11/22/24 (28)
10 Year US Treasury Note Future Option .................. Put 100 11,150 111.50 11/22/24 (30)
10 Year US Treasury Note Future Option .................. Put 100 10,950 109.50 11/22/24 (11)
10 Year US Treasury Note Future Option .................. Put 100 11,050 110.50 12/27/24 (56)
$ (164)

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
146
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 70.37%
$ 2,694 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 2,520
140 AbbVie, Inc. (Biotechnology), Callable 9/15/63 @ 100.00  ................. 5.50 3/15/64 149
232 Air Products and Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ..... 2.70 5/15/40 177
615 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 496
1,435 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 1,145
1,110 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 1,006
1,790 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,765
940 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 939
2,045 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 2,027
760 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/1/31 @ 100.00  2.25 2/1/32 651
2,519 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 1,832
875 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 787
255 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 226
895 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 798
6,575 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 5,832
2,000 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 1,961
600 Bank of America Corp. (Banks), Callable 9/15/33 @ 100.00  ................ 5.87 (SOFR + 184
bps)(a) 9/15/34 648
765 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 715
1,000 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 690
1,240 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 1,079
2,500 Brown & Brown, Inc. (Insurance), Callable 12/17/31 @ 100.00  ............. 4.20 3/17/32 2,387
1,705 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 1,533
500 Capital One Financial Corp. (Consumer Finance), Callable 11/2/31 @ 100.00  ... 2.62 (SOFR + 127
bps)(a) 11/2/32 425
2,300 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(a) 2/1/29 2,349
1,910 Carlisle Cos., Inc. (Building Products), Callable 12/1/31 @ 100.00  ........... 2.20 3/1/32 1,611
3,105 Charter Communications Operating LLC/Charter Communications Operating Capital
(Media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 2,648
800 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 1/31/27 @
101.63  .................................................. 3.25 1/31/32 714
445 Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/24 @
102.25  .................................................. 4.50 10/1/29 436
200 Citigroup, Inc. (Banks), Callable 4/8/25 @ 100.00  ....................... 3.11 (SOFR + 284
bps)(a) 4/8/26 198
2,885 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 2,689
3,650 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 3,604
920 Citigroup, Inc. (Banks), Callable 9/29/25 @ 100.00  ...................... 5.61 (SOFR + 155
bps)(a) 9/29/26 928
1,244 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 1,208
770 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 641
295 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 278
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 2,057
380 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 349
1,970 Constellation Brands, Inc. (Beverages), Callable 2/1/33 @ 100.00  ............ 4.90 5/1/33 1,989
245 COPT Defense Properties LP (Real Estate Management & Development), Callable
11/15/28 @ 100.00  ......................................... 2.00 1/15/29 218
1,490 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 1,689

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,940 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 $ 1,824
1,130 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,058
205 CVS Health Corp. (Health Care Providers & Services), Callable 12/1/62 @ 100.00  6.00 6/1/63 208
1,340 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 1/15/34 @ 100.00  .................................... 5.40 4/15/34 1,398
100 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 11/15/41 @ 100.00  4.75 5/15/42 89
1,265 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 1,243
315 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00  . 5.85 12/15/25 318
2,325 Digital Realty Trust LP (Specialized REITs), Callable 4/15/28 @ 100.00  ....... 4.45 7/15/28 2,333
560 DTE Electric Co. (Electric Utilities), Callable 2/15/47 @ 100.00  ............. 3.75 8/15/47 458
530 DTE Energy Co. (Multi-Utilities), Callable 3/1/34 @ 100.00  ............... 5.85 6/1/34 568
170 Duke Energy Corp. (Electric Utilities), Callable 2/15/52 @ 100.00  ........... 5.00 8/15/52 161
2,840 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 2,776
600 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 557
735 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 688
1,625 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,484
1,890 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 2,008
1,767 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,686
1,702 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 1,470
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,048
1,990 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 1,696
3,000 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 2,973
780 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 787
1,815 General Motors Financial Co., Inc. (Specialty Retail), Callable 1/26/25 @ 100.00  . 2.90 2/26/25 1,798
2,475 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,575
1,165 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 1,061
1,150 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 1,058
2,785 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 2,782
1,235 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 1,276
1,055 Howmet Aerospace, Inc. (Aerospace & Defense), Callable 8/15/31 @ 100.00  .... 4.85 10/15/31 1,075
1,072 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 788
520 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 11/21/33 @
100.00  .................................................. 5.15 2/21/34 525
400 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 351
857 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 930
7,015 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 6,253
770 JPMorgan Chase & Co. (Banks), Callable 1/29/26 @ 100.00  ................ 3.96 (TSFR3M + 151
bps)(a) 1/29/27 766
1,805 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,783
475 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 440
625 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 575
570 Lincoln National Corp. (Insurance), Callable 12/15/33 @ 100.00  ............ 5.85 3/15/34 598
1,555 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,601
225 Lowe's Cos., Inc. (Specialty Retail), Callable 10/15/52 @ 100.00  ............ 5.63 4/15/53 233
535 Marathon Oil Corp. (Oil, Gas & Consumable Fuels), Callable 1/1/34 @ 100.00  .. 5.70 4/1/34 573
945 Martin Marietta Materials, Inc. (Construction Materials), Callable 4/15/31 @ 100.00  2.40 7/15/31 823
1,275 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 1,193
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 731
205 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 220
580 MetLife, Inc. (Insurance)   ........................................ 4.88 11/13/43 565
3,771 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
11/4/24 @ 100.00  .......................................... 4.25 9/1/25 3,753

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 140 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/29 @ 100.00  .......................................... 5.05 3/15/29 $ 144
1,835 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,620
960 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 920
2,395 Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00  ......... 1.51 (SOFR + 86
bps)(a) 7/20/27 2,279
715 Morgan Stanley, MTN (Capital Markets), Callable 1/22/30 @ 100.00  ......... 2.70 (SOFR + 114
bps)(a) 1/22/31 652
4,875 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 4,330
160 Motorola Solutions, Inc. (Communications Equipment), Callable 1/15/34 @ 100.00  5.40 4/15/34 167
470 Motorola Solutions, Inc. (Communications Equipment), Callable 3/1/32 @ 100.00  5.60 6/1/32 496
1,838 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,993
450 Netflix, Inc. (Entertainment)   ...................................... 5.88 2/15/25 451
1,335 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 1,371
1,650 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,651
1,180 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,064
900 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 942
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,198
185 Nucor Corp. (Metals & Mining), Callable 1/1/32 @ 100.00  ................. 3.13 4/1/32 169
576 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 588
1,460 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 1,234
160 Oracle Corp. (Software), Callable 8/9/32 @ 100.00  ...................... 6.25 11/9/32 177
3,175 Ovintiv , Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @ 100.00  ...... 5.38 1/1/26 3,195
1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,321
790 Potomac Electric Power Co. (Electric Utilities), Callable 9/15/42 @ 100.00  ..... 4.15 3/15/43 700
1,290 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 1,135
2,534 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,745
1,085 Progress Energy, Inc. (Electric Utilities)   .............................. 7.75 3/1/31 1,273
735 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 688
300 Prudential Financial, Inc. (Insurance), Callable 6/1/32 @ 100.00  ............. 6.00 (H15T5Y + 323
bps)(a) 9/1/52 310
152 Prudential Financial, Inc. (Insurance)   ................................ 6.63 6/21/40 174
265 Public Service Electric and Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  3.65 9/1/42 223
627 Radian Group, Inc. (Financial Services), Callable 9/15/26 @ 100.00  .......... 4.88 3/15/27 629
1,739 Reliance, Inc. (Metals & Mining), Callable 7/15/25 @ 100.00  ............... 1.30 8/15/25 1,688
690 Reliance, Inc. (Metals & Mining), Callable 5/15/30 @ 100.00  ............... 2.15 8/15/30 608
460 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 403
1,075 Roper Technologies, Inc. (Software), Callable 7/15/34 @ 100.00  ............. 4.90 10/15/34 1,084
1,999 RTX Corp. (Aerospace & Defense)   ................................. 4.50 6/1/42 1,861
930 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 818
959 Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00  ........ 5.13 8/15/26 964
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 800
1,000 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/25 @ 100.00  .......... 2.40 6/15/25 982
730 Steel Dynamics, Inc. (Metals & Mining), Callable 5/15/34 @ 100.00  .......... 5.38 8/15/34 753
795 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 872
4,540 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 3,938
445 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 415
985 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 1,042
690 The Interpublic Group of Cos., Inc. (Media), Callable 3/15/33 @ 100.00  ....... 5.38 6/15/33 703
1,760 The PNC Financial Services Group, Inc. (Banks), Callable 1/22/34 @ 100.00  ... 5.68 (SOFR + 190
bps)(a) 1/22/35 1,866
475 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 495
715 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 689

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 730 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/33 @
100.00  .................................................. 5.05 7/15/33 $ 746
1,210 T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,267
250 Toyota Motor Credit Corp., MTN (Consumer Finance)   ................... 4.80 1/5/34 255
1,490 Truist Financial Corp., MTN (Banks), Callable 1/24/34 @ 100.00  ........... 5.71 (SOFR + 192
bps)(a) 1/24/35 1,571
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 456
994 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 906
425 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 407
440 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 10/15/63 @
100.00  .................................................. 5.50 4/15/64 461
400 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 1/15/44 @
100.00  .................................................. 5.50 7/15/44 424
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,322
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 1,018
475 Ventas Realty LP (Diversified REITs), Callable 11/4/24 @ 100.00  ............ 3.50 2/1/25 472
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 941
380 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 2.36 3/15/32 328
3,830 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 3,129
625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 506
820 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 774
325 Vulcan Materials Co. (Construction Materials), Callable 3/1/30 @ 100.00  ...... 3.50 6/1/30 310
1,190 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 1,061
1,600 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 1,476
3,375 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 3,408
795 Wells Fargo & Co. (Banks), Callable 7/25/33 @ 100.00  ................... 5.56 (SOFR + 199
bps)(a) 7/25/34 834
340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 397
3,045 WRKCo , Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00  .......... 4.65 3/15/26 3,046
Total Corporate Bonds .......................................... 193,886
Yankee Dollars — 5.84%
675 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 740
1,000 Aptiv PLC/ Aptiv Global Financing DAC (Financial Services), Callable 8/13/29 @
100.00  .................................................. 4.65 9/13/29 997
1,246 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 1,572
880 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 861
240 Canadian Pacific Railway Co. (Ground Transportation), Callable 6/2/51 @ 100.00  3.10 12/2/51 171
635 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 732
836 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 1,008
1,365 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00  ...... 3.40 8/1/51 985
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
1,375 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 1,380
1,150 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,348
755 Nutrien Ltd. (Chemicals), Callable 9/27/52 @ 100.00  ..................... 5.80 3/27/53 796
1,143 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,410

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars (continued)
$ 1,420 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 $ 1,443
440 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/62 @
100.00  .................................................. 5.34 5/19/63 449
1,225 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 1,155
150 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 5.21 3/8/47 142
620 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 714
162 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 179
Total Yankee Dollars ............................................ 16,083
Shares
Investment Companies — 23.04%
Domestic Fixed Income — 20.63%
504,000
Vanguard Intermediate-Term Corporate Bond ETF ....................... 42,210
242,011
Vanguard Intermediate-Term Treasury ETF ............................ 14,622
56,832
Money Market Funds — 2.41%
3,621,404
State Street Institutional Treasury Money Market Fund, Premier Class ......... 4.97(b) 3,621
3,031,312
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.90(b) 3,032
6,653
Total Investment Companies ...................................... 63,485
Total Investments (cost $276,890) — 99.25% ......................... 273,454
Other assets in excess of liabilities — 0.75% .......................... 2,066
Net Assets — 100.00% .......................................... $ 275,520
(a) Variable Rate Security. The rate disclosed is the rate in effect on September 30, 2024.
(b) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
H15T5Y—5 Year Treasury Constant Maturity Rate
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .............................................................................................................................. 70.37% — — 70.37%
Yankee Dollars ................................................................................................................................. 5.84% — — 5.84%
Investment Companies ..................................................................................................................... 1.31% 21.68% 0.05% 23.04%
Other Assets (Liabilities) ................................................................................................................. 0.74% 0.00 0.01% 0.75%
Total Net Assets .......................................................................................................................... 78.26% 21.68% 0.06% 100.00%

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments — September 30, 2024 (Unaudited)
152
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1.32%
$ 300 American Express Credit Account Master Trust, Series 2023-1, Class - A ....... 4.87 5/15/28 $ 303
150 American Express Credit Account Master Trust, Series 2022-4, Class - A ....... 4.95 10/15/27 151
140 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 127
75 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4, Callable 1/10/28 @
100.00 ................................................... 4.68 2/10/28 75
100 Chase Issuance Trust, Series 2024-A2, Class - A ......................... 4.63 1/15/31 103
100 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 3/15/27 @ 100.00 ... 5.15 4/17/28 101
150 Ford Credit Auto Lease Trust, Series 2024-B, Class - A4, Callable 3/15/27 @ 100.00 4.99 1/15/28 152
150 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3,
Callable 11/16/26 @ 100.00 ................................... 4.66 2/16/28 150
150 GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class - A3,
Callable 9/16/27 @ 100.00 .................................... 4.85 12/18/28 152
75 Honda Auto Receivables Owner Trust, Series 2023-1, Class - A4, Callable 6/21/26
@ 100.00 ................................................ 4.97 6/21/29 76
100 Honda Auto Receivables Owner Trust, Series 2023-3, Class - A4, Callable 11/18/26
@ 100.00 ................................................ 5.30 12/18/29 102
100 Hyundai Auto Receivables Trust, Series 2024-B, Class - A3, Callable 8/15/28 @
100.00 ................................................... 4.84 3/15/29 101
125 Hyundai Auto Receivables Trust, Series 2023-C, Class - A3, Callable 11/15/27 @
100.00 ................................................... 5.54 10/16/28 128
100 Nissan Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 2/15/27
@ 100.00 ................................................ 4.91 11/15/27 101
150 Synchrony Card Funding LLC, Series 2024-A1, Class - A .................. 5.04 3/15/30 153
85 Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 3/15/27
@ 100.00 ................................................ 4.63 9/15/27 85
200 Toyota Auto Receivables Owner Trust, Series 2024-A, Class - A4, Callable 10/15/27
@ 100.00 ................................................ 4.77 4/16/29 202
100 Verizon Master Trust, Series 2022-6, Class - A, Callable 7/20/25 @ 100.00 ...... 3.67 1/22/29 99
125 Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class - A3, Callable 1/20/27
@ 100.00 ................................................ 5.02 6/20/28 127
75 WF Card Issuance Trust, Series 2024-A1, Class - A ....................... 4.94 2/15/29 77
200 World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 8/15/25 @
100.00 ................................................... 0.64 9/15/27 193
75 World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 9/15/26 @
100.00 ................................................... 4.66 5/15/28 75
100 World Omni Auto Receivables Trust, Series 2024-B, Class - A3, Callable 6/15/27 @
100.00 ................................................... 5.27 9/17/29 103
Total Asset Backed Securities ..................................... 2,936
Collateralized Mortgage-Backed Securities — 4.89%
150 Bank, Series 2020-BN26, Class - A4, Callable 3/15/30 @ 100.00 ............. 2.40 3/15/63 134
300 Bank, Series 2021-BN37, Class - A5, Callable 11/15/31 @ 100.00 ............ 2.62(a) 11/15/64 263
100 Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 92
100 Bank, Series 2019-BN19, Class - A3, Callable 7/15/29 @ 100.00 ............. 3.18 8/15/61 92
164 Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 160
300 Bank, Series 2018-BN10, Class - A5, Callable 2/15/28 @ 100.00 ............. 3.69 2/15/61 292
100 Bank, Series 2019-BN17, Class - A4, Callable 4/15/29 @ 100.00 ............. 3.71 4/15/52 97
150 Bank, Series 2022-BNK41, Class - A4 ................................ 3.92(a) 4/15/65 143
60 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 52
400 BBCMS Mortgage Trust, Series 2022-C15, Class - A5, Callable 4/15/32 @ 100.00 3.66(a) 4/15/55 373
50 BBCMS Mortgage Trust, Series 2023-C21, Class - A5, Callable 9/15/33 @ 100.00 6.00(a) 9/15/56 55
125 BBCMS Mortgage Trust, Series 2023-C22, Class - A5, Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 145
150 Benchmark Mortgage Trust, Series 2021-B25, Class - ASB, Callable 4/15/31 @
100.00 ................................................... 2.27 4/15/54 138
100 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 78
200 Benchmark Mortgage Trust, Series 2022-B33, Class - A5, Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 184
250 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 242

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 200 Benchmark Mortgage Trust, Series 2018-B6, Class - A4, Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 $ 196
100 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 89
150 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 140
100 Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class - A4, Callable
3/10/26 @ 100.00 .......................................... 3.31 4/10/49 97
100 Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class - A5, Callable
2/10/26 @ 100.00 .......................................... 3.62 2/10/49 97
50 COMM Mortgage Trust, Series 2019-GC44, Class - ASB, Callable 11/15/29 @
100.00 ................................................... 2.87 8/15/57 48
192 Fannie Mae-ACES, Series 2020-M8, Class - A2 ......................... 1.82 2/25/30 171
163 Fannie Mae-ACES, Series 2017-M7, Class - A2 ......................... 2.96(a) 2/25/27 159
95 Fannie Mae-ACES, Series 2017-M11, Class - A2 ........................ 2.98 8/25/29 91
166 Fannie Mae-ACES, Series 2022-M11, Class - A2 ........................ 3.05(a) 10/25/27 161
181 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.16(a) 6/25/27 177
164 Fannie Mae-ACES, Series 2017-M15, Class - ATS2 ...................... 3.21(a) 11/25/27 160
237 Fannie Mae-ACES, Series 2018-M14, Class - A2 ........................ 3.70(a) 8/25/28 234
180 Fannie Mae-ACES, Series 2019-M2, Class - A2 ......................... 3.74(a) 11/25/28 177
100 Fannie Mae-ACES, Series 2023-M4, Class - A2 ......................... 3.89(a) 9/25/32 97
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class -
A2 ..................................................... 1.41 8/25/30 259
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1516, Class
- A2 .................................................... 1.72 5/25/35 234
57 Freddie Mac Multifamily Structured Pass Through Certificates, Series K106, Class -
A1 ..................................................... 1.78 10/25/29 54
390 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 348
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K133, Class -
A2 ..................................................... 2.10 9/25/31 176
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 139
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
AM ..................................................... 2.12 4/25/29 183
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K136, Class -
A2 ..................................................... 2.13 11/25/31 88
300 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1521, Class
- A2 .................................................... 2.18 8/25/36 240
42 Freddie Mac Multifamily Structured Pass Through Certificates, Series K099, Class -
A1 ..................................................... 2.26 6/25/29 40
35 Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class -
A1 ..................................................... 2.34 7/25/26 34
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1514, Class
- A2 .................................................... 2.86 10/25/34 66
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class -
A2 ..................................................... 3.00(a) 6/25/32 185
100 Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class -
A2 ..................................................... 3.30 4/25/29 97
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 245
250 Freddie Mac Multifamily Structured Pass Through Certificates, Series K087, Class -
A2 ..................................................... 3.77 12/25/28 248
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-152, Class -
A2 ..................................................... 3.78 11/25/32 146
75 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class -
AM ..................................................... 3.82 12/25/32 73
350 Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class -
A2 ..................................................... 3.85 5/25/28 348

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage-Backed Securities (continued)
$ 400 Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class -
A2 ..................................................... 3.90(a) 8/25/28 $ 399
150 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 152
200 Freddie Mac Multifamily Structured Pass Through Certificates, Series K-162, Class -
A2 ..................................................... 5.15 12/25/33 213
224 GS Mortgage Securities Trust, Series 2016-GS2, Class - A3, Callable 5/10/26 @
100.00 ................................................... 2.79 5/10/49 219
200 GS Mortgage Securities Trust, Series 2019-GC42, Class - A4, Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 185
100 GS Mortgage Securities Trust, Series 2020-GC45, Class - AS, Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 91
250 GS Mortgage Securities Trust, Series 2017-GS5, Class - A4, Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 242
100 GS Mortgage Securities Trust, Series 2018-GS10, Class - A5, Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 97
200 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 194
200 Morgan Stanley Capital I Trust, Series 2017-H1, Class - A4, Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 195
100 MSWF Commercial Mortgage Trust, Series 2023-1, Class - A5, Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 107
100 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 96
122 Wells Fargo Commercial Mortgage Trust, Series 2019-C53, Class - A4, Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 114
500 Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class - A4, Callable
5/15/26 @ 100.00 .......................................... 3.10 6/15/49 483
124 Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class - A4, Callable
12/15/25 @ 100.00 .......................................... 3.81 12/15/48 122
100 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 100
Total Collateralized Mortgage-Backed Securities ...................... 10,846
U.S. Government Agency Mortgages — 82.08%
326 Fannie Mae, Pool #MA4417 ....................................... 1.50 9/1/36 292
363 Fannie Mae, Pool #MA4304 ....................................... 1.50 4/1/51 287
367 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 290
179 Fannie Mae, Pool #MA4302 ....................................... 1.50 4/1/36 161
379 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 300
38 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 33
350 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 277
297 Fannie Mae, Pool #CB0310 ....................................... 1.50 4/1/36 269
428 Fannie Mae, Pool #MA4397 ....................................... 1.50 8/1/51 338
349 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 276
219 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 197
161 Fannie Mae, Pool #MA4266 ....................................... 1.50 2/1/41 138
382 Fannie Mae, Pool #CB0711 ........................................ 1.50 6/1/51 303
414 Fannie Mae, Pool #MA4354 ....................................... 1.50 6/1/51 328
132 Fannie Mae, Pool #MA4310 ....................................... 1.50 4/1/41 113
122 Fannie Mae, Pool #FM9249 ....................................... 1.50 10/1/41 104
19 Fannie Mae, Pool #MA4181 ....................................... 1.50 11/1/50 15
86 Fannie Mae, Pool #BT2055 ........................................ 1.50 3/1/37 77
40 Fannie Mae, Pool #FS2037 ........................................ 1.50 5/1/37 36
333 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 297
256 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 229
80 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 68
269 Fannie Mae, Pool #BQ3141 ....................................... 1.50 10/1/35 241

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 240 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 $ 189
73 Fannie Mae, Pool #MA4286 ....................................... 1.50 3/1/41 63
156 Fannie Mae, Pool #MA4386 ....................................... 1.50 7/1/41 133
92 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 83
303 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 239
429 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 355
27 Fannie Mae, Pool #MA4093 ....................................... 2.00 8/1/40 24
8 Fannie Mae, Pool #CA0052 ....................................... 2.00 7/1/32 7
364 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 304
418 Fannie Mae, Pool #CA8252 ....................................... 2.00 12/1/45 348
458 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 382
157 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 138
58 Fannie Mae, Pool #BU8781 ....................................... 2.00 4/1/37 53
350 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 293
138 Fannie Mae, Pool #BP6626 ........................................ 2.00 8/1/50 115
374 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 311
347 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 288
404 Fannie Mae, Pool #MA4378 ....................................... 2.00 7/1/51 336
100 Fannie Mae, Pool #MA4155 ....................................... 2.00 10/1/35 92
156 Fannie Mae, Pool #MA4333 ....................................... 2.00 5/1/41 137
236 Fannie Mae, Pool #MA4355 ....................................... 2.00 6/1/51 196
463 Fannie Mae, Pool #BQ5112 ....................................... 2.00 11/1/50 386
394 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 327
475 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 394
435 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 360
401 Fannie Mae, Pool #FM9441 ....................................... 2.00 4/1/51 333
433 Fannie Mae, Pool #CA9273 ....................................... 2.00 2/1/51 361
251 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 209
299 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 274
247 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 206
32 Fannie Mae, Pool #MA2906 ....................................... 2.00 2/1/32 30
326 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 272
347 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 287
12 Fannie Mae, Pool #BJ4362 ........................................ 2.00 11/1/32 11
322 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 294
337 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 280
323 Fannie Mae, Pool #BR2176 ....................................... 2.00 7/1/36 296
75 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 63
82 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 71
37 Fannie Mae, Pool #FM9724 ....................................... 2.00 11/1/36 34
219 Fannie Mae, Pool #FM5044 ....................................... 2.00 12/1/50 183
142 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 130
115 Fannie Mae, Pool #FM5453 ....................................... 2.00 1/1/41 101
337 Fannie Mae, Pool #FM6555 ....................................... 2.00 4/1/51 282
246 Fannie Mae, Pool #FS0355 ........................................ 2.00 9/1/51 204
381 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 318
315 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 289
135 Fannie Mae, Pool #MA4204 ....................................... 2.00 12/1/40 119
340 Fannie Mae, Pool #FM6852 ....................................... 2.00 5/1/51 285
411 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 345
430 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 355
386 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 320
213 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 176
337 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 280
193 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 178
330 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 274
363 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 305
10 Fannie Mae, Pool #AY4232 ....................................... 2.00 5/1/30 10
216 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 179

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 197 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 $ 166
355 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 296
214 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 178
225 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 187
37 Fannie Mae, Pool #MA4071 ....................................... 2.00 7/1/40 33
330 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 275
326 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 271
300 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 250
275 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 228
123 Fannie Mae, Pool #MA4287 ....................................... 2.00 3/1/41 108
306 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 257
58 Fannie Mae, Pool #AS1058 ........................................ 2.00 11/1/28 56
340 Fannie Mae, Pool #MA4442 ....................................... 2.00 10/1/36 311
291 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 244
416 Fannie Mae, Pool #FS1334 ........................................ 2.00 11/1/51 345
177 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 149
291 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 267
364 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 303
275 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 253
432 Fannie Mae, Pool #BK8461 ....................................... 2.00 1/1/51 359
394 Fannie Mae, Pool #MA4536 ....................................... 2.00 2/1/37 361
78 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 68
172 Fannie Mae, Pool #BQ5160 ....................................... 2.00 12/1/50 143
374 Fannie Mae, Pool #CB1620 ....................................... 2.00 9/1/51 311
251 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 231
423 Fannie Mae, Pool #MA4158 ....................................... 2.00 10/1/50 351
336 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 296
421 Fannie Mae, Pool #CA8933 ....................................... 2.00 2/1/51 353
11 Fannie Mae, Pool #AS0001 ........................................ 2.00 7/1/28 10
259 Fannie Mae, Pool #FM3878 ....................................... 2.50 7/1/50 228
56 Fannie Mae, Pool #FM3296 ....................................... 2.50 5/1/35 53
40 Fannie Mae, Pool #MA3955 ....................................... 2.50 3/1/35 38
23 Fannie Mae, Pool #MA4016 ....................................... 2.50 5/1/40 21
295 Fannie Mae, Pool #MA4541 ....................................... 2.50 2/1/42 266
56 Fannie Mae, Pool #MA4053 ....................................... 2.50 6/1/35 52
29 Fannie Mae, Pool #AS8246 ........................................ 2.50 11/1/31 28
245 Fannie Mae, Pool #MA4517 ....................................... 2.50 1/1/37 230
224 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 196
12 Fannie Mae, Pool #AS8437 ........................................ 2.50 12/1/36 11
208 Fannie Mae, Pool #MA4210 ....................................... 2.50 12/1/50 181
65 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 61
375 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 327
20 Fannie Mae, Pool #AU5334 ....................................... 2.50 11/1/28 19
428 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 371
441 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 381
19 Fannie Mae, Pool #MA3282 ....................................... 2.50 2/1/33 19
78 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 73
364 Fannie Mae, Pool #CB0415 ....................................... 2.50 5/1/51 315
130 Fannie Mae, Pool #MA3246 ....................................... 2.50 1/1/33 125
48 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 46
67 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 60
240 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 207
244 Fannie Mae, Pool #FM3494 ....................................... 2.50 4/1/48 214
40 Fannie Mae, Pool #MA3896 ....................................... 2.50 1/1/35 38
212 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 185
217 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 189
312 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 272
212 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 185
199 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 173

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 341 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 $ 296
32 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 29
225 Fannie Mae, Pool #CA6304 ....................................... 2.50 7/1/50 196
196 Fannie Mae, Pool #FM3027 ....................................... 2.50 12/1/46 172
232 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 203
129 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 112
15 Fannie Mae, Pool #MA2868 ....................................... 2.50 1/1/32 14
10 Fannie Mae, Pool #MA3830 ....................................... 2.50 11/1/39 9
169 Fannie Mae, Pool #CA7237 ....................................... 2.50 10/1/50 147
39 Fannie Mae, Pool #MA3764 ....................................... 2.50 9/1/34 37
24 Fannie Mae, Pool #MA3217 ....................................... 2.50 12/1/32 23
27 Fannie Mae, Pool #AT2717 ........................................ 2.50 5/1/43 24
168 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 146
42 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 41
375 Fannie Mae, Pool #CB1556 ....................................... 2.50 9/1/51 326
39 Fannie Mae, Pool #AS8892 ........................................ 2.50 2/1/32 38
271 Fannie Mae, Pool #CA8955 ....................................... 2.50 2/1/51 236
42 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 37
193 Fannie Mae, Pool #CA8132 ....................................... 2.50 12/1/50 169
219 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 191
436 Fannie Mae, Pool #CA9289 ....................................... 2.50 2/1/51 377
138 Fannie Mae, Pool #MA2730 ....................................... 2.50 8/1/46 121
428 Fannie Mae, Pool #CB2523 ....................................... 2.50 1/1/52 372
223 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 194
17 Fannie Mae, Pool #MA3737 ....................................... 2.50 8/1/34 16
11 Fannie Mae, Pool #BJ3742 ........................................ 2.50 12/1/32 11
25 Fannie Mae, Pool #BJ3944 ........................................ 2.50 1/1/33 24
8 Fannie Mae, Pool #MA3788 ....................................... 2.50 9/1/39 7
390 Fannie Mae, Pool #CB1784 ....................................... 2.50 10/1/51 339
8 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 7
130 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 113
18 Fannie Mae, Pool #CB2979 ....................................... 2.50 2/1/37 17
33 Fannie Mae, Pool #AO3019 ....................................... 2.50 5/1/27 32
103 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 90
7 Fannie Mae, Pool #MA2888 ....................................... 2.50 1/1/47 6
49 Fannie Mae, Pool #MA1210 ....................................... 2.50 10/1/27 48
49 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 47
91 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 80
163 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 142
361 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 314
104 Fannie Mae, Pool #MA4099 ....................................... 2.50 8/1/35 98
41 Fannie Mae, Pool #AU6387 ....................................... 2.50 11/1/28 40
45 Fannie Mae, Pool #BE3032 ........................................ 2.50 1/1/32 43
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 4
392 Fannie Mae, Pool #FS0030 ........................................ 2.50 4/1/51 338
72 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 69
17 Fannie Mae, Pool #AS0513 ........................................ 2.50 8/1/43 15
5 Fannie Mae, Pool #AS8172 ........................................ 2.50 10/1/36 5
46 Fannie Mae, Pool #AS4946 ........................................ 2.50 5/1/30 44
15 Fannie Mae, Pool #AS4660 ........................................ 2.50 3/1/30 15
369 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 323
403 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 349
25 Fannie Mae, Pool #MA3801 ....................................... 2.50 10/1/49 22
391 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 338
217 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 190
35 Fannie Mae, Pool #AU2619 ....................................... 2.50 8/1/28 34
14 Fannie Mae, Pool #MA1270 ....................................... 2.50 11/1/32 13
20 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 18
7 Fannie Mae, Pool #MA1511 ....................................... 2.50 7/1/33 7

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 130 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 $ 114
226 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 197
12 Fannie Mae, Pool #AZ6458 ....................................... 2.50 7/1/30 12
286 Fannie Mae, Pool #FM4309 ....................................... 2.50 9/1/50 249
234 Fannie Mae, Pool #CA6075 ....................................... 2.50 6/1/50 205
299 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 261
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
14 Fannie Mae, Pool #AW8295 ....................................... 3.00 8/1/29 14
102 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 93
189 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 171
59 Fannie Mae, Pool #BD5545 ....................................... 3.00 10/1/46 54
5 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 4
21 Fannie Mae, Pool #AW7383 ....................................... 3.00 8/1/29 21
4 Fannie Mae, Pool #AK0006 ....................................... 3.00 1/1/27 4
22 Fannie Mae, Pool #MA3060 ....................................... 3.00 7/1/32 21
99 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 90
10 Fannie Mae, Pool #MA2087 ....................................... 3.00 11/1/34 10
13 Fannie Mae, Pool #AS3117 ........................................ 3.00 8/1/29 13
105 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 95
12 Fannie Mae, Pool #MA3185 ....................................... 3.00 11/1/37 11
31 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 28
110 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 101
51 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 46
157 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 142
89 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 81
108 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 99
35 Fannie Mae, Pool #CA3788 ....................................... 3.00 7/1/49 32
429 Fannie Mae, Pool #CA5229 ....................................... 3.00 2/1/50 386
6 Fannie Mae, Pool #MA3657 ....................................... 3.00 5/1/34 6
30 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 27
47 Fannie Mae, Pool #MA3179 ....................................... 3.00 11/1/47 43
101 Fannie Mae, Pool #AS8414 ........................................ 3.00 11/1/46 93
84 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 77
334 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 300
17 Fannie Mae, Pool #MA3247 ....................................... 3.00 1/1/33 17
189 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 171
19 Fannie Mae, Pool #MA3631 ....................................... 3.00 4/1/34 18
14 Fannie Mae, Pool #AS4334 ........................................ 3.00 1/1/45 12
105 Fannie Mae, Pool #AS7904 ........................................ 3.00 9/1/46 96
27 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 25
40 Fannie Mae, Pool #MA1527 ....................................... 3.00 8/1/33 39
15 Fannie Mae, Pool #BM1370 ....................................... 3.00 4/1/37 14
15 Fannie Mae, Pool #AT1575 ........................................ 3.00 5/1/43 13
19 Fannie Mae, Pool #MA1338 ....................................... 3.00 2/1/33 19
75 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 68
112 Fannie Mae, Pool #MA2956 ....................................... 3.00 4/1/47 102
39 Fannie Mae, Pool #MA1401 ....................................... 3.00 4/1/33 37
11 Fannie Mae, Pool #AR7426 ....................................... 3.00 7/1/43 10
52 Fannie Mae, Pool #FM1552 ....................................... 3.00 12/1/47 47
39 Fannie Mae, Pool #AS7908 ........................................ 3.00 9/1/46 36
8 Fannie Mae, Pool #MA3078 ....................................... 3.00 7/1/37 8
66 Fannie Mae, Pool #AS0196 ........................................ 3.00 8/1/28 65
60 Fannie Mae, Pool #BE1901 ........................................ 3.00 12/1/46 55
15 Fannie Mae, Pool #BJ2996 ........................................ 3.00 1/1/33 14
31 Fannie Mae, Pool #CA3754 ....................................... 3.00 6/1/34 30
28 Fannie Mae, Pool #MA2773 ....................................... 3.00 10/1/36 26
56 Fannie Mae, Pool #AS4333 ........................................ 3.00 1/1/45 51
112 Fannie Mae, Pool #AT7620 ........................................ 3.00 6/1/43 103
114 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 102

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 $ 18
18 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 17
33 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 31
177 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 160
8 Fannie Mae, Pool #MA3218 ....................................... 3.00 12/1/32 8
23 Fannie Mae, Pool #AL8861 ....................................... 3.00 7/1/31 22
16 Fannie Mae, Pool #BE9547 ........................................ 3.00 4/1/47 14
14 Fannie Mae, Pool #BK1015 ....................................... 3.00 2/1/33 14
89 Fannie Mae, Pool #CA5729 ....................................... 3.00 5/1/50 81
23 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 22
4 Fannie Mae, Pool #MA3100 ....................................... 3.00 8/1/37 4
14 Fannie Mae, Pool #MA2961 ....................................... 3.00 4/1/37 13
23 Fannie Mae, Pool #MA3331 ....................................... 3.00 4/1/48 21
49 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 45
36 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 33
13 Fannie Mae, Pool #AQ3223 ....................................... 3.00 11/1/27 13
95 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 87
20 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 18
129 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 117
15 Fannie Mae, Pool #AU7890 ....................................... 3.00 9/1/28 14
155 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 141
63 Fannie Mae, Pool #MA3960 ....................................... 3.00 3/1/50 57
186 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 172
36 Fannie Mae, Pool #AS8186 ........................................ 3.00 10/1/46 33
123 Fannie Mae, Pool #BD2446 ....................................... 3.00 1/1/47 113
138 Fannie Mae, Pool #MA4020 ....................................... 3.00 5/1/50 125
40 Fannie Mae, Pool #MA3147 ....................................... 3.00 10/1/47 37
20 Fannie Mae, Pool #MA3304 ....................................... 3.00 3/1/48 18
22 Fannie Mae, Pool #MA3934 ....................................... 3.00 2/1/40 21
85 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 77
15 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 14
22 Fannie Mae, Pool #BD5076 ....................................... 3.00 2/1/32 21
94 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 85
69 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 63
68 Fannie Mae, Pool #MA3106 ....................................... 3.00 8/1/47 62
103 Fannie Mae, Pool #MA2737 ....................................... 3.00 9/1/46 94
17 Fannie Mae, Pool #MA3958 ....................................... 3.00 3/1/40 16
5 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 5
125 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 113
28 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 25
61 Fannie Mae, Pool #FM1134 ....................................... 3.00 4/1/48 56
19 Fannie Mae, Pool #MA3090 ....................................... 3.00 8/1/32 18
60 Fannie Mae, Pool #AS4884 ........................................ 3.00 5/1/45 55
105 Fannie Mae, Pool #AL9865 ....................................... 3.00 2/1/47 96
35 Fannie Mae, Pool #AS1527 ........................................ 3.00 1/1/29 34
69 Fannie Mae, Pool #AS8784 ........................................ 3.00 2/1/47 63
84 Fannie Mae, Pool #MA3082 ....................................... 3.00 7/1/47 77
121 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 110
351 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 317
20 Fannie Mae, Pool #CA4860 ....................................... 3.00 12/1/49 19
415 Fannie Mae, Pool #CB2755 ....................................... 3.00 2/1/52 377
7 Fannie Mae, Pool #MA2065 ....................................... 3.00 10/1/34 7
17 Fannie Mae, Pool #AS2312 ........................................ 3.00 5/1/29 16
25 Fannie Mae, Pool #MA2425 ....................................... 3.00 10/1/30 24
18 Fannie Mae, Pool #BE3861 ........................................ 3.00 1/1/47 17
21 Fannie Mae, Pool #MA2149 ....................................... 3.00 1/1/30 20
72 Fannie Mae, Pool #AU3735 ....................................... 3.00 8/1/43 67
14 Fannie Mae, Pool #BC4276 ....................................... 3.00 4/1/46 13
45 Fannie Mae, Pool #AS7238 ........................................ 3.00 5/1/46 41

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #BA0826 ....................................... 3.00 10/1/30 $ 4
60 Fannie Mae, Pool #AY4829 ....................................... 3.00 5/1/45 55
6 Fannie Mae, Pool #AL9848 ....................................... 3.00 3/1/47 6
60 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 58
20 Fannie Mae, Pool #AB4483 ....................................... 3.00 2/1/27 20
411 Fannie Mae, Pool #CB2756 ....................................... 3.00 2/1/52 372
39 Fannie Mae, Pool #BE4400 ........................................ 3.00 1/1/47 35
14 Fannie Mae, Pool #MA2579 ....................................... 3.00 4/1/36 13
10 Fannie Mae, Pool #AS8056 ........................................ 3.00 10/1/46 10
24 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 22
15 Fannie Mae, Pool #MA2832 ....................................... 3.00 12/1/36 14
93 Fannie Mae, Pool #AT2014 ........................................ 3.00 4/1/43 86
68 Fannie Mae, Pool #MA2833 ....................................... 3.00 12/1/46 62
26 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 25
6 Fannie Mae, Pool #AX8309 ....................................... 3.00 11/1/29 5
7 Fannie Mae, Pool #AZ4358 ....................................... 3.00 7/1/30 7
45 Fannie Mae, Pool #AY4200 ....................................... 3.00 5/1/45 41
71 Fannie Mae, Pool #BD4225 ....................................... 3.00 11/1/46 65
160 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 148
11 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 11
8 Fannie Mae, Pool #MA2287 ....................................... 3.00 6/1/35 8
24 Fannie Mae, Pool #MA2230 ....................................... 3.00 4/1/35 23
71 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 65
42 Fannie Mae, Pool #AK3302 ....................................... 3.00 3/1/27 42
21 Fannie Mae, Pool #AS8424 ........................................ 3.00 12/1/36 20
83 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 76
8 Fannie Mae, Pool #BA4786 ....................................... 3.00 2/1/31 8
12 Fannie Mae, Pool #AP2465 ........................................ 3.00 8/1/42 11
85 Fannie Mae, Pool #MA2806 ....................................... 3.00 11/1/46 78
101 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 93
176 Fannie Mae, Pool #MA4579 ....................................... 3.00 4/1/52 158
113 Fannie Mae, Pool #AT0682 ........................................ 3.00 4/1/43 104
238 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 214
89 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 88
37 Fannie Mae, Pool #BD5787 ....................................... 3.00 9/1/46 34
28 Fannie Mae, Pool #AZ0538 ....................................... 3.00 9/1/30 27
22 Fannie Mae, Pool #AS8438 ........................................ 3.00 12/1/36 21
222 Fannie Mae, Pool #FS1374 ........................................ 3.00 3/1/52 199
286 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 264
330 Fannie Mae, Pool #AP6375 ........................................ 3.00 9/1/42 305
51 Fannie Mae, Pool #AS8521 ........................................ 3.00 12/1/46 47
9 Fannie Mae, Pool #MA1058 ....................................... 3.00 5/1/32 9
160 Fannie Mae, Pool #AP6493 ........................................ 3.00 9/1/42 148
77 Fannie Mae, Pool #MA2895 ....................................... 3.00 2/1/47 71
71 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 65
382 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 343
183 Fannie Mae, Pool #FS0831 ........................................ 3.00 3/1/52 164
7 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 7
21 Fannie Mae, Pool #MA2389 ....................................... 3.50 9/1/35 20
63 Fannie Mae, Pool #AO8137 ....................................... 3.50 8/1/42 61
46 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 43
69 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 66
66 Fannie Mae, Pool #MA2292 ....................................... 3.50 6/1/45 63
3 Fannie Mae, Pool #AV6407 ....................................... 3.50 2/1/29 3
7 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 7
76 Fannie Mae, Pool #BH5155 ....................................... 3.50 9/1/47 72
91 Fannie Mae, Pool #BH9277 ....................................... 3.50 2/1/48 86
24 Fannie Mae, Pool #BJ0647 ........................................ 3.50 3/1/48 23
50 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 47

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 39 Fannie Mae, Pool #AO9140 ....................................... 3.50 7/1/42 $ 37
23 Fannie Mae, Pool #AS4772 ........................................ 3.50 4/1/45 22
45 Fannie Mae, Pool #AO4647 ....................................... 3.50 6/1/42 43
15 Fannie Mae, Pool #FS1774 ........................................ 3.50 5/1/37 15
17 Fannie Mae, Pool #CA1191 ....................................... 3.50 11/1/47 16
43 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 40
4 Fannie Mae, Pool #AE5487 ....................................... 3.50 10/1/25 4
86 Fannie Mae, Pool #AO3760 ....................................... 3.50 5/1/42 82
42 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 40
53 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 50
136 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 130
50 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 48
53 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 52
71 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 67
6 Fannie Mae, Pool #AS2081 ........................................ 3.50 4/1/29 6
67 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 64
62 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 59
50 Fannie Mae, Pool #AO4385 ....................................... 3.50 6/1/42 48
45 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 43
333 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 310
10 Fannie Mae, Pool #AJ4093 ........................................ 3.50 10/1/26 10
60 Fannie Mae, Pool #MA1107 ....................................... 3.50 7/1/32 59
29 Fannie Mae, Pool #AS5696 ........................................ 3.50 8/1/45 27
44 Fannie Mae, Pool #MA1059 ....................................... 3.50 5/1/32 43
23 Fannie Mae, Pool #MA2923 ....................................... 3.50 3/1/37 23
5 Fannie Mae, Pool #BM1231 ....................................... 3.50 11/1/31 4
8 Fannie Mae, Pool #MA2692 ....................................... 3.50 7/1/36 8
26 Fannie Mae, Pool #BM2001 ....................................... 3.50 12/1/46 25
117 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 112
5 Fannie Mae, Pool #MA2909 ....................................... 3.50 2/1/37 5
20 Fannie Mae, Pool #AP9390 ........................................ 3.50 10/1/42 19
2 Fannie Mae, Pool #AX0159 ....................................... 3.50 9/1/29 2
71 Fannie Mae, Pool #AS3133 ........................................ 3.50 8/1/44 68
85 Fannie Mae, Pool #AU1635 ....................................... 3.50 7/1/43 81
22 Fannie Mae, Pool #AZ2614 ....................................... 3.50 8/1/45 21
232 Fannie Mae, Pool #AB6017 ....................................... 3.50 8/1/42 222
88 Fannie Mae, Pool #BD2436 ....................................... 3.50 1/1/47 83
72 Fannie Mae, Pool #BH9215 ....................................... 3.50 1/1/48 68
39 Fannie Mae, Pool #FM1028 ....................................... 3.50 6/1/49 37
32 Fannie Mae, Pool #BE5258 ........................................ 3.50 1/1/47 30
52 Fannie Mae, Pool #CA0487 ....................................... 3.50 10/1/47 49
16 Fannie Mae, Pool #AS5892 ........................................ 3.50 10/1/45 16
4 Fannie Mae, Pool #MA2996 ....................................... 3.50 5/1/37 4
196 Fannie Mae, Pool #AO2548 ....................................... 3.50 4/1/42 187
23 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 21
39 Fannie Mae, Pool #AX2486 ....................................... 3.50 10/1/44 37
3 Fannie Mae, Pool #AL8776 ....................................... 3.50 7/1/46 3
54 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 51
5 Fannie Mae, Pool #BM5446 ....................................... 3.50 2/1/49 5
65 Fannie Mae, Pool #AY1306 ....................................... 3.50 3/1/45 62
22 Fannie Mae, Pool #BC7633 ....................................... 3.50 6/1/46 21
8 Fannie Mae, Pool #CA0234 ....................................... 3.50 8/1/47 7
1 Fannie Mae, Pool #BA5031 ....................................... 3.50 1/1/46 1
25 Fannie Mae, Pool #AZ6383 ....................................... 3.50 9/1/45 24
221 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 206
21 Fannie Mae, Pool #MA3462 ....................................... 3.50 9/1/33 20
7 Fannie Mae, Pool #MA3152 ....................................... 3.50 10/1/37 7
34 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 32
43 Fannie Mae, Pool #AK7497 ....................................... 3.50 4/1/42 41

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 44 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 $ 42
7 Fannie Mae, Pool #MA3634 ....................................... 3.50 4/1/39 6
3 Fannie Mae, Pool #MA1021 ....................................... 3.50 3/1/27 3
445 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 415
21 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 19
24 Fannie Mae, Pool #AY8856 ....................................... 3.50 9/1/45 23
50 Fannie Mae, Pool #AX9530 ....................................... 3.50 2/1/45 48
68 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 64
52 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 50
40 Fannie Mae, Pool #AS4773 ........................................ 3.50 4/1/45 38
38 Fannie Mae, Pool #AS7239 ........................................ 3.50 5/1/46 36
21 Fannie Mae, Pool #AX7655 ....................................... 3.50 1/1/45 20
63 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 60
43 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 43
60 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 56
72 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 68
32 Fannie Mae, Pool #AY3913 ....................................... 3.50 2/1/45 31
46 Fannie Mae, Pool #AZ9576 ....................................... 3.50 12/1/45 44
10 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 9
18 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 17
33 Fannie Mae, Pool #AY3802 ....................................... 3.50 2/1/45 31
15 Fannie Mae, Pool #AE0981 ....................................... 3.50 3/1/41 14
39 Fannie Mae, Pool #BE3767 ........................................ 3.50 7/1/47 37
49 Fannie Mae, Pool #MA3414 ....................................... 3.50 7/1/48 46
18 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 17
10 Fannie Mae, Pool #MA2495 ....................................... 3.50 1/1/46 10
74 Fannie Mae, Pool #BJ2692 ........................................ 3.50 4/1/48 70
47 Fannie Mae, Pool #AY5303 ....................................... 3.50 3/1/45 45
2 Fannie Mae, Pool #AJ6181 ........................................ 3.50 12/1/26 2
59 Fannie Mae, Pool #AJ8476 ........................................ 3.50 12/1/41 56
19 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 18
53 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 50
34 Fannie Mae, Pool #AS5068 ........................................ 3.50 6/1/45 32
33 Fannie Mae, Pool #BC3126 ....................................... 3.50 1/1/46 32
53 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 50
4 Fannie Mae, Pool #AK0706 ....................................... 3.50 2/1/27 4
48 Fannie Mae, Pool #AU3742 ....................................... 3.50 8/1/43 46
126 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 119
22 Fannie Mae, Pool #BC0163 ....................................... 3.50 1/1/46 21
16 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 15
219 Fannie Mae, Pool #CB3601 ....................................... 3.50 5/1/52 205
46 Fannie Mae, Pool #MA3332 ....................................... 3.50 4/1/48 44
14 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 13
20 Fannie Mae, Pool #AX5201 ....................................... 3.50 10/1/29 20
28 Fannie Mae, Pool #AS5319 ........................................ 3.50 7/1/45 26
35 Fannie Mae, Pool #AS6649 ........................................ 3.50 2/1/46 33
57 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 54
50 Fannie Mae, Pool #MA1982 ....................................... 3.50 8/1/34 48
64 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 60
40 Fannie Mae, Pool #AY4300 ....................................... 3.50 1/1/45 38
65 Fannie Mae, Pool #MA3238 ....................................... 3.50 1/1/48 62
68 Fannie Mae, Pool #FM1543 ....................................... 3.50 11/1/48 65
3 Fannie Mae, Pool #310139 ........................................ 3.50 11/1/25 3
109 Fannie Mae, Pool #MA3276 ....................................... 3.50 2/1/48 103
46 Fannie Mae, Pool #FM3387 ....................................... 3.50 3/1/35 45
5 Fannie Mae, Pool #AS7028 ........................................ 4.00 4/1/46 5
50 Fannie Mae, Pool #CA1015 ....................................... 4.00 1/1/48 48
20 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 20
44 Fannie Mae, Pool #AL8387 ....................................... 4.00 3/1/46 43

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 34 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 $ 33
23 Fannie Mae, Pool #BK0915 ....................................... 4.00 7/1/48 22
34 Fannie Mae, Pool #BM5685 ....................................... 4.00 6/1/48 33
3 Fannie Mae, Pool #AL2689 ....................................... 4.00 2/1/27 3
29 Fannie Mae, Pool #CA0237 ....................................... 4.00 8/1/47 28
14 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 13
10 Fannie Mae, Pool #MA3427 ....................................... 4.00 7/1/33 10
12 Fannie Mae, Pool #MA3536 ....................................... 4.00 12/1/48 12
31 Fannie Mae, Pool #BK9697 ....................................... 4.00 12/1/48 30
30 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 29
10 Fannie Mae, Pool #AH3394 ....................................... 4.00 1/1/41 10
33 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 33
3 Fannie Mae, Pool #CA3084 ....................................... 4.00 2/1/49 2
7 Fannie Mae, Pool #AS2117 ........................................ 4.00 4/1/44 7
77 Fannie Mae, Pool #FM5134 ....................................... 4.00 1/1/49 75
53 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 51
35 Fannie Mae, Pool #CA1894 ....................................... 4.00 6/1/48 34
19 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 19
37 Fannie Mae, Pool #AY8981 ....................................... 4.00 8/1/45 36
364 Fannie Mae, Pool #FS0016 ........................................ 4.00 6/1/49 355
30 Fannie Mae, Pool #AL7347 ....................................... 4.00 9/1/45 29
111 Fannie Mae, Pool #AJ7857 ........................................ 4.00 12/1/41 109
18 Fannie Mae, Pool #AL4778 ....................................... 4.00 10/1/32 18
33 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 32
33 Fannie Mae, Pool #AS7601 ........................................ 4.00 7/1/46 33
62 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 61
103 Fannie Mae, Pool #AY1377 ....................................... 4.00 4/1/45 101
38 Fannie Mae, Pool #AS9486 ........................................ 4.00 4/1/47 37
1 Fannie Mae, Pool #BA0847 ....................................... 4.00 3/1/46 1
36 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 35
1 Fannie Mae, Pool #AE0375 ....................................... 4.00 7/1/25 1
23 Fannie Mae, Pool #BA6910 ....................................... 4.00 2/1/46 23
84 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 82
64 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 62
19 Fannie Mae, Pool #BN5258 ....................................... 4.00 2/1/49 18
19 Fannie Mae, Pool #CA2474 ....................................... 4.00 7/1/48 19
12 Fannie Mae, Pool #FM1101 ....................................... 4.00 7/1/34 13
35 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 34
51 Fannie Mae, Pool #MA3211 ....................................... 4.00 12/1/47 50
8 Fannie Mae, Pool #AW5109 ....................................... 4.00 8/1/44 8
5 Fannie Mae, Pool #MA2536 ....................................... 4.00 2/1/36 5
34 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 33
31 Fannie Mae, Pool #AS2498 ........................................ 4.00 5/1/44 30
88 Fannie Mae, Pool #AZ8067 ....................................... 4.00 9/1/45 86
18 Fannie Mae, Pool #AY0025 ....................................... 4.00 2/1/45 17
38 Fannie Mae, Pool #AV2340 ....................................... 4.00 12/1/43 37
42 Fannie Mae, Pool #AS3216 ........................................ 4.00 9/1/44 41
141 Fannie Mae, Pool #AJ5303 ........................................ 4.00 11/1/41 139
81 Fannie Mae, Pool #AH5859 ....................................... 4.00 2/1/41 80
18 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 18
41 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 40
31 Fannie Mae, Pool #AW5063 ....................................... 4.00 7/1/44 30
47 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 46
11 Fannie Mae, Pool #BJ0639 ........................................ 4.00 3/1/48 10
4 Fannie Mae, Pool #MA3037 ....................................... 4.00 6/1/37 4
9 Fannie Mae, Pool #MA0695 ....................................... 4.00 4/1/31 9
31 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 30
39 Fannie Mae, Pool #AS3293 ........................................ 4.00 9/1/44 38
23 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 23

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Fannie Mae, Pool #AY2291 ....................................... 4.00 3/1/45 $ 19
354 Fannie Mae, Pool #FS3526 ........................................ 4.00 12/1/52 341
46 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 45
45 Fannie Mae, Pool #MA0641 ....................................... 4.00 2/1/31 44
4 Fannie Mae, Pool #AW9041 ....................................... 4.00 8/1/44 4
6 Fannie Mae, Pool #MA3413 ....................................... 4.00 7/1/38 6
25 Fannie Mae, Pool #AS3903 ........................................ 4.00 11/1/44 25
38 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 37
12 Fannie Mae, Pool #CA2469 ....................................... 4.00 10/1/48 11
36 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 36
4 Fannie Mae, Pool #BM5525 ....................................... 4.00 3/1/31 4
25 Fannie Mae, Pool #BC5559 ....................................... 4.00 3/1/46 24
139 Fannie Mae, Pool #AJ7689 ........................................ 4.00 12/1/41 138
18 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 18
25 Fannie Mae, Pool #AY1595 ....................................... 4.00 1/1/45 24
46 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 45
1 Fannie Mae, Pool #AL9742 ....................................... 4.00 7/1/29 1
43 Fannie Mae, Pool #BK7608 ....................................... 4.00 9/1/48 42
27 Fannie Mae, Pool #BN0594 ....................................... 4.00 12/1/48 26
1 Fannie Mae, Pool #AZ8874 ....................................... 4.00 9/1/45 1
47 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 46
48 Fannie Mae, Pool #BJ9169 ........................................ 4.00 5/1/48 47
13 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 13
18 Fannie Mae, Pool #MA3244 ....................................... 4.00 1/1/38 18
41 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 40
14 Fannie Mae, Pool #MA0493 ....................................... 4.00 8/1/30 14
56 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 55
221 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 213
14 Fannie Mae, Pool #AT3872 ........................................ 4.00 6/1/43 13
66 Fannie Mae, Pool #AU3753 ....................................... 4.00 8/1/43 66
2 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 2
123 Fannie Mae, Pool #AS0531 ........................................ 4.00 9/1/43 121
5 Fannie Mae, Pool #MA2655 ....................................... 4.00 6/1/36 5
29 Fannie Mae, Pool #AC7328 ....................................... 4.00 12/1/39 29
27 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 27
53 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 51
9 Fannie Mae, Pool #MA2455 ....................................... 4.00 11/1/35 9
62 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 61
6 Fannie Mae, Pool #AS3448 ........................................ 4.00 9/1/44 6
12 Fannie Mae, Pool #BH2623 ....................................... 4.00 8/1/47 12
51 Fannie Mae, Pool #MA3027 ....................................... 4.00 6/1/47 49
264 Fannie Mae, Pool #190405 ........................................ 4.00 10/1/40 260
10 Fannie Mae, Pool #MA3216 ....................................... 4.00 12/1/37 10
39 Fannie Mae, Pool #MA4797 ....................................... 4.00 11/1/37 39
81 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 78
58 Fannie Mae, Pool #BD7081 ....................................... 4.00 3/1/47 56
27 Fannie Mae, Pool #BE8050 ........................................ 4.00 4/1/47 26
55 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 53
49 Fannie Mae, Pool #AD8529 ....................................... 4.50 8/1/40 49
19 Fannie Mae, Pool #MA3522 ....................................... 4.50 11/1/48 19
47 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 47
4 Fannie Mae, Pool #BK8830 ....................................... 4.50 8/1/48 4
41 Fannie Mae, Pool #AS8157 ........................................ 4.50 10/1/46 41
120 Fannie Mae, Pool #AH9055 ....................................... 4.50 4/1/41 121
91 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 91
181 Fannie Mae, Pool #AL1107 ........................................ 4.50 11/1/41 183
35 Fannie Mae, Pool #CA0148 ....................................... 4.50 8/1/47 35
47 Fannie Mae, Pool #BK1416 ....................................... 4.50 5/1/48 46
206 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 206

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 17 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 $ 17
10 Fannie Mae, Pool #AB1470 ....................................... 4.50 9/1/40 10
9 Fannie Mae, Pool #AH6790 ....................................... 4.50 3/1/41 10
3 Fannie Mae, Pool #BN0877 ....................................... 4.50 11/1/48 3
370 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 364
18 Fannie Mae, Pool #BK5283 ....................................... 4.50 6/1/48 18
374 Fannie Mae, Pool #MA5070 ....................................... 4.50 7/1/53 367
25 Fannie Mae, Pool #AS2276 ........................................ 4.50 4/1/44 25
11 Fannie Mae, Pool #FM3619 ....................................... 4.50 1/1/50 11
8 Fannie Mae, Pool #AS0861 ........................................ 4.50 10/1/43 8
44 Fannie Mae, Pool #AB3192 ....................................... 4.50 6/1/41 45
54 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 54
14 Fannie Mae, Pool #BE6489 ........................................ 4.50 1/1/47 14
39 Fannie Mae, Pool #AL4450 ....................................... 4.50 12/1/43 39
48 Fannie Mae, Pool #AI4815 ........................................ 4.50 6/1/41 48
8 Fannie Mae, Pool #AL8816 ....................................... 4.50 9/1/45 8
12 Fannie Mae, Pool #AU5302 ....................................... 4.50 10/1/43 13
44 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 43
24 Fannie Mae, Pool #AL5082 ....................................... 4.50 3/1/44 24
15 Fannie Mae, Pool #BM1285 ....................................... 4.50 5/1/47 15
12 Fannie Mae, Pool #AS8576 ........................................ 4.50 12/1/46 12
9 Fannie Mae, Pool #AA0860 ....................................... 4.50 1/1/39 9
33 Fannie Mae, Pool #BE5992 ........................................ 4.50 2/1/47 34
21 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 21
10 Fannie Mae, Pool #CA1218 ....................................... 4.50 2/1/48 10
24 Fannie Mae, Pool #AS1638 ........................................ 4.50 2/1/44 24
14 Fannie Mae, Pool #MA3593 ....................................... 4.50 2/1/49 14
24 Fannie Mae, Pool #AB1389 ....................................... 4.50 8/1/40 24
25 Fannie Mae, Pool #MA0481 ....................................... 4.50 8/1/30 25
126 Fannie Mae, Pool #AH7521 ....................................... 4.50 3/1/41 127
10 Fannie Mae, Pool #CA1795 ....................................... 5.00 5/1/48 10
13 Fannie Mae, Pool #MA3669 ....................................... 5.00 5/1/49 13
18 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 18
19 Fannie Mae, Pool #MA3594 ....................................... 5.00 2/1/49 19
385 Fannie Mae, Pool #FS7252 ........................................ 5.00 11/1/53 385
216 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 218
304 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 304
10 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 10
11 Fannie Mae, Pool #MA3472 ....................................... 5.00 9/1/48 11
22 Fannie Mae, Pool #AL5788 ....................................... 5.00 5/1/42 23
11 Fannie Mae, Pool #CA0349 ....................................... 5.00 9/1/47 11
371 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 370
22 Fannie Mae, Pool #836750 ........................................ 5.00 10/1/35 22
8 Fannie Mae, Pool #MA3527 ....................................... 5.00 11/1/48 8
10 Fannie Mae, Pool #890621 ........................................ 5.00 5/1/42 10
20 Fannie Mae, Pool #AS0575 ........................................ 5.00 9/1/43 20
279 Fannie Mae, Pool #MA4918 ....................................... 5.00 2/1/53 279
19 Fannie Mae, Pool #AS0837 ........................................ 5.00 10/1/43 19
52 Fannie Mae, Pool #AH5988 ....................................... 5.00 3/1/41 53
7 Fannie Mae, Pool #MA3708 ....................................... 5.00 6/1/49 7
1 Fannie Mae, Pool #BM3781 ....................................... 5.00 11/1/30 1
12 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 12
8 Fannie Mae, Pool #MA3617 ....................................... 5.00 3/1/49 8
6 Fannie Mae, Pool #929451 ........................................ 5.50 5/1/38 6
378 Fannie Mae, Pool #MA5190 ....................................... 5.50 11/1/53 382
371 Fannie Mae, Pool #MA4919 ....................................... 5.50 2/1/53 376
333 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 341
388 Fannie Mae, Pool #MA5138 ....................................... 5.50 9/1/53 392
352 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 359

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 363 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 $ 368
391 Fannie Mae, Pool #MA5165 ....................................... 5.50 10/1/53 396
474 Fannie Mae, Pool #MA5107 ....................................... 5.50 8/1/53 480
444 Fannie Mae, Pool #FS4840 ........................................ 5.50 5/1/53 450
370 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 374
377 Fannie Mae, Pool #MA5191 ....................................... 6.00 11/1/53 386
375 Fannie Mae, Pool #MA5166 ....................................... 6.00 10/1/53 383
433 Fannie Mae, Pool #CB8916 ....................................... 6.00 7/1/54 443
256 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 262
214 Fannie Mae, Pool #725228 ........................................ 6.00 3/1/34 222
371 Fannie Mae, Pool #MA5108 ....................................... 6.00 8/1/53 379
445 Fannie Mae, Pool #MA5247 ....................................... 6.00 1/1/54 455
43 Fannie Mae, Pool #CB5704 ....................................... 6.00 2/1/53 45
353 Fannie Mae, Pool #MA5273 ....................................... 6.50 2/1/54 363
436 Fannie Mae, Pool #MA5422 ....................................... 6.50 7/1/54 450
52 Fannie Mae, Pool #889984 ........................................ 6.50 10/1/38 55
353 Fannie Mae, Pool #MA5217 ....................................... 6.50 12/1/53 365
346 Fannie Mae, Pool #MA5140 ....................................... 6.50 9/1/53 357
75 Fannie Mae, 15 YR TBA ......................................... 1.50 10/25/39 67
50 Fannie Mae, 15 YR TBA ......................................... 2.00 10/25/39 46
100 Fannie Mae, 15 YR TBA ......................................... 3.00 10/25/39 96
50 Fannie Mae, 15 YR TBA ......................................... 3.50 10/25/39 49
100 Fannie Mae, 15 YR TBA ......................................... 4.00 10/25/39 99
150 Fannie Mae, 15 YR TBA ......................................... 4.50 10/25/39 150
25 Fannie Mae, 15 YR TBA ......................................... 4.50 11/25/38 25
225 Fannie Mae, 15 YR TBA ......................................... 5.00 10/25/39 228
175 Fannie Mae, 15 YR TBA ......................................... 5.50 10/25/39 179
50 Fannie Mae, 15 YR TBA ......................................... 6.00 10/25/39 51
50 Fannie Mae, 15 YR TBA ......................................... 6.00 11/25/31 51
50 Fannie Mae, 30 YR TBA ......................................... 1.50 10/25/54 39
75 Fannie Mae, 30 YR TBA ......................................... 2.00 10/25/54 62
75 Fannie Mae, 30 YR TBA ......................................... 2.50 10/25/54 65
75 Fannie Mae, 30 YR TBA ......................................... 3.00 10/25/54 67
25 Fannie Mae, 30 YR TBA ......................................... 4.00 10/25/54 24
525 Fannie Mae, 30 YR TBA ......................................... 4.50 10/25/54 516
25 Fannie Mae, 30 YR TBA ......................................... 4.50 11/25/54 25
900 Fannie Mae, 30 YR TBA ......................................... 5.00 10/25/54 900
75 Fannie Mae, 30 YR TBA ......................................... 5.00 11/25/54 75
750 Fannie Mae, 30 YR TBA ......................................... 5.50 10/25/54 759
450 Fannie Mae, 30 YR TBA ......................................... 5.50 11/25/54 455
1,175 Fannie Mae, 30 YR TBA ......................................... 6.00 10/25/54 1,202
725 Fannie Mae, 30 YR TBA ......................................... 6.00 11/25/54 741
1,750 Fannie Mae, 30 YR TBA ......................................... 6.50 10/25/54 1,805
275 Fannie Mae, 30 YR TBA ......................................... 6.50 11/25/54 284
1,100 Fannie Mae, 30 YR TBA ......................................... 7.00 10/25/54 1,144
50 Fannie Mae, 30 YR TBA ......................................... 7.00 11/25/53 52
172 Freddie Mac, Pool #SD8139 ....................................... 1.50 4/1/51 136
66 Freddie Mac, Pool #SD8082 ....................................... 1.50 10/1/50 52
368 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 291
191 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 171
320 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 286
57 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 49
343 Freddie Mac, Pool #SB8106 ....................................... 1.50 6/1/36 307
361 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 324
359 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 321
372 Freddie Mac, Pool #SB8083 ....................................... 1.50 1/1/36 334
359 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 283
204 Freddie Mac, Pool #RA5256 ....................................... 2.00 5/1/51 170
393 Freddie Mac, Pool #QB9896 ....................................... 2.00 3/1/51 326

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 336 Freddie Mac, Pool #RB5153 ....................................... 2.00 4/1/42 $ 293
355 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 296
362 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 303
372 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 310
234 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 195
388 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 324
122 Freddie Mac, Pool #RB5141 ....................................... 2.00 1/1/42 106
392 Freddie Mac, Pool #RA6507 ....................................... 2.00 12/1/51 326
400 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 331
396 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 328
430 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 358
428 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 355
343 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 286
345 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 290
368 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 306
374 Freddie Mac, Pool #SD8134 ....................................... 2.00 3/1/51 311
318 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 267
233 Freddie Mac, Pool #RA6025 ....................................... 2.00 10/1/51 194
211 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 175
306 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 280
153 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 134
194 Freddie Mac, Pool #SB8061 ....................................... 2.00 9/1/35 178
433 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 358
350 Freddie Mac, Pool #QB8064 ....................................... 2.00 1/1/51 291
329 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 273
337 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 280
349 Freddie Mac, Pool #QC1075 ....................................... 2.00 4/1/51 290
384 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 319
311 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 285
328 Freddie Mac, Pool #RA4986 ....................................... 2.00 4/1/51 274
348 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 290
390 Freddie Mac, Pool #QC4423 ....................................... 2.00 7/1/51 324
377 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 314
375 Freddie Mac, Pool #QC6815 ....................................... 2.00 9/1/51 312
120 Freddie Mac, Pool #RB5138 ....................................... 2.00 12/1/41 104
249 Freddie Mac, Pool #RA6026 ....................................... 2.00 10/1/51 207
425 Freddie Mac, Pool #SD8182 ....................................... 2.00 12/1/51 352
490 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 448
392 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 324
411 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 340
160 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 132
423 Freddie Mac, Pool #RA6333 ....................................... 2.00 11/1/51 350
223 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 195
326 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 300
405 Freddie Mac, Pool #QC6925 ....................................... 2.00 9/1/51 337
405 Freddie Mac, Pool #QD0433 ....................................... 2.00 11/1/51 336
396 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 328
149 Freddie Mac, Pool #RB5111 ....................................... 2.00 5/1/41 130
373 Freddie Mac, Pool #RA5928 ....................................... 2.00 9/1/51 309
407 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 336
256 Freddie Mac, Pool #SD8150 ....................................... 2.00 6/1/51 213
207 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 173
213 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 177
478 Freddie Mac, Pool #RA3606 ....................................... 2.00 10/1/50 402
340 Freddie Mac, Pool #QB3716 ....................................... 2.00 9/1/50 283
352 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 293
26 Freddie Mac, Pool #G18634 ....................................... 2.00 3/1/32 24
81 Freddie Mac, Pool #SD0731 ....................................... 2.00 5/1/51 68
382 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 318

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 77 Freddie Mac, Pool #ZS7735 ....................................... 2.00 1/1/32 $ 74
343 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 316
115 Freddie Mac, Pool #QO0110 ....................................... 2.00 4/1/37 105
264 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 242
8 Freddie Mac, Pool #J25759 ........................................ 2.00 8/1/28 8
117 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 102
445 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 371
12 Freddie Mac, Pool #G18547 ....................................... 2.00 3/1/30 12
129 Freddie Mac, Pool #QD3162 ....................................... 2.00 12/1/51 107
21 Freddie Mac, Pool #J25777 ........................................ 2.00 9/1/28 20
20 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 18
133 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 116
116 Freddie Mac, Pool #SB8108 ....................................... 2.50 6/1/36 109
105 Freddie Mac, Pool #RB5086 ....................................... 2.50 11/1/40 96
7 Freddie Mac, Pool #G08755 ....................................... 2.50 2/1/47 6
397 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 342
32 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 31
414 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 362
50 Freddie Mac, Pool #J26408 ........................................ 2.50 11/1/28 49
319 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 279
145 Freddie Mac, Pool #QA5290 ....................................... 2.50 12/1/49 126
36 Freddie Mac, Pool #G18470 ....................................... 2.50 6/1/28 36
217 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 187
286 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 249
317 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 275
8 Freddie Mac, Pool #ZT2094 ....................................... 2.50 6/1/34 8
17 Freddie Mac, Pool #J25585 ........................................ 2.50 9/1/28 17
377 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 327
231 Freddie Mac, Pool #RB5157 ....................................... 2.50 5/1/42 208
396 Freddie Mac, Pool #RA6340 ....................................... 2.50 11/1/51 344
394 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 340
283 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 247
213 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 186
257 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 224
229 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 198
381 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 331
348 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 302
370 Freddie Mac, Pool #QC2251 ....................................... 2.50 5/1/51 321
8 Freddie Mac, Pool #G08638 ....................................... 2.50 4/1/45 7
260 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 227
114 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 107
40 Freddie Mac, Pool #ZK8425 ....................................... 2.50 12/1/31 38
55 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 48
47 Freddie Mac, Pool #J37902 ........................................ 2.50 11/1/32 45
275 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 239
32 Freddie Mac, Pool #J35643 ........................................ 2.50 11/1/31 31
146 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 127
128 Freddie Mac, Pool #SD8055 ....................................... 2.50 4/1/50 112
277 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 241
290 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 253
19 Freddie Mac, Pool #G18704 ....................................... 2.50 6/1/33 18
10 Freddie Mac, Pool #G18665 ....................................... 2.50 11/1/32 9
66 Freddie Mac, Pool #G18680 ....................................... 2.50 3/1/33 63
441 Freddie Mac, Pool #SD8212 ....................................... 2.50 5/1/52 382
46 Freddie Mac, Pool #G18568 ....................................... 2.50 9/1/30 44
390 Freddie Mac, Pool #SD0780 ....................................... 2.50 12/1/51 340
29 Freddie Mac, Pool #C09026 ....................................... 2.50 2/1/43 26
271 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 237
365 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 318

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 406 Freddie Mac, Pool #QD5204 ....................................... 2.50 1/1/52 $ 351
16 Freddie Mac, Pool #G18485 ....................................... 2.50 10/1/28 16
309 Freddie Mac, Pool #SD0412 ....................................... 2.50 8/1/50 272
49 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 45
369 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 319
214 Freddie Mac, Pool #QA9142 ....................................... 2.50 5/1/50 187
48 Freddie Mac, Pool #RB5072 ....................................... 2.50 9/1/40 44
192 Freddie Mac, Pool #SD8067 ....................................... 2.50 6/1/50 168
104 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 95
22 Freddie Mac, Pool #Q42878 ....................................... 2.50 9/1/46 19
174 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 152
11 Freddie Mac, Pool #C91904 ....................................... 2.50 11/1/36 10
6 Freddie Mac, Pool #G18472 ....................................... 2.50 7/1/28 6
417 Freddie Mac, Pool #RA6765 ....................................... 2.50 2/1/52 364
158 Freddie Mac, Pool #RA2645 ....................................... 2.50 6/1/50 138
361 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 315
63 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 59
97 Freddie Mac, Pool #G18611 ....................................... 2.50 9/1/31 93
306 Freddie Mac, Pool #SD0578 ....................................... 2.50 3/1/51 266
3 Freddie Mac, Pool #J30875 ........................................ 2.50 3/1/30 3
29 Freddie Mac, Pool #SB8062 ....................................... 2.50 9/1/35 28
33 Freddie Mac, Pool #G18533 ....................................... 2.50 12/1/29 32
420 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 365
29 Freddie Mac, Pool #ZS8483 ....................................... 2.50 3/1/28 28
354 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 306
80 Freddie Mac, Pool #J38477 ........................................ 2.50 2/1/33 76
23 Freddie Mac, Pool #J18954 ........................................ 2.50 4/1/27 23
18 Freddie Mac, Pool #SB8053 ....................................... 2.50 7/1/35 17
377 Freddie Mac, Pool #QC9156 ....................................... 2.50 10/1/51 327
29 Freddie Mac, Pool #J23440 ........................................ 2.50 4/1/28 29
422 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 364
82 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 71
257 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 223
44 Freddie Mac, Pool #G18635 ....................................... 2.50 3/1/32 43
423 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 365
91 Freddie Mac, Pool #Q43734 ....................................... 3.00 10/1/46 85
28 Freddie Mac, Pool #G08648 ....................................... 3.00 6/1/45 26
23 Freddie Mac, Pool #C91927 ....................................... 3.00 5/1/37 22
61 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 56
68 Freddie Mac, Pool #C04422 ....................................... 3.00 12/1/42 62
18 Freddie Mac, Pool #C91798 ....................................... 3.00 12/1/34 17
66 Freddie Mac, Pool #G18673 ....................................... 3.00 1/1/33 65
24 Freddie Mac, Pool #C91819 ....................................... 3.00 4/1/35 22
1 Freddie Mac, Pool #J17111 ........................................ 3.00 10/1/26 1
2 Freddie Mac, Pool #J14241 ........................................ 3.00 1/1/26 2
111 Freddie Mac, Pool #G60989 ....................................... 3.00 12/1/46 100
11 Freddie Mac, Pool #C91905 ....................................... 3.00 11/1/36 11
11 Freddie Mac, Pool #J38807 ........................................ 3.00 4/1/33 10
12 Freddie Mac, Pool #C91924 ....................................... 3.00 4/1/37 11
108 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 98
57 Freddie Mac, Pool #C91581 ....................................... 3.00 11/1/32 56
39 Freddie Mac, Pool #Q41795 ....................................... 3.00 7/1/46 35
3 Freddie Mac, Pool #C91809 ....................................... 3.00 2/1/35 3
46 Freddie Mac, Pool #ZT1323 ....................................... 3.00 10/1/48 42
10 Freddie Mac, Pool #J38057 ........................................ 3.00 12/1/32 10
17 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 16
103 Freddie Mac, Pool #ZM2285 ....................................... 3.00 12/1/46 94
96 Freddie Mac, Pool #C04619 ....................................... 3.00 3/1/43 89
336 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 302

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 20 Freddie Mac, Pool #J36428 ........................................ 3.00 2/1/32 $ 20
51 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 47
7 Freddie Mac, Pool #C91826 ....................................... 3.00 5/1/35 7
45 Freddie Mac, Pool #Q20067 ....................................... 3.00 7/1/43 41
195 Freddie Mac, Pool #QB1382 ....................................... 3.00 7/1/50 176
116 Freddie Mac, Pool #Q45735 ....................................... 3.00 1/1/47 106
14 Freddie Mac, Pool #G18715 ....................................... 3.00 12/1/33 14
20 Freddie Mac, Pool #Q19754 ....................................... 3.00 7/1/43 19
19 Freddie Mac, Pool #G30945 ....................................... 3.00 9/1/36 18
9 Freddie Mac, Pool #C91969 ....................................... 3.00 1/1/38 9
37 Freddie Mac, Pool #G08783 ....................................... 3.00 10/1/47 34
31 Freddie Mac, Pool #G18531 ....................................... 3.00 11/1/29 31
8 Freddie Mac, Pool #C91943 ....................................... 3.00 7/1/37 8
4 Freddie Mac, Pool #C91939 ....................................... 3.00 6/1/37 4
2 Freddie Mac, Pool #Q39527 ....................................... 3.00 3/1/46 1
30 Freddie Mac, Pool #J17774 ........................................ 3.00 1/1/27 30
31 Freddie Mac, Pool #G18569 ....................................... 3.00 9/1/30 31
12 Freddie Mac, Pool #G18575 ....................................... 3.00 11/1/30 12
11 Freddie Mac, Pool #J33135 ........................................ 3.00 11/1/30 10
33 Freddie Mac, Pool #G08640 ....................................... 3.00 5/1/45 31
78 Freddie Mac, Pool #ZA1283 ....................................... 3.00 1/1/43 72
40 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 37
221 Freddie Mac, Pool #Q21065 ....................................... 3.00 8/1/43 204
109 Freddie Mac, Pool #Q16222 ....................................... 3.00 3/1/43 100
127 Freddie Mac, Pool #SD8184 ....................................... 3.00 12/1/51 115
65 Freddie Mac, Pool #ZS4693 ....................................... 3.00 12/1/46 60
126 Freddie Mac, Pool #ZS4697 ....................................... 3.00 1/1/47 116
25 Freddie Mac, Pool #ZS4703 ....................................... 3.00 2/1/47 23
32 Freddie Mac, Pool #C91707 ....................................... 3.00 6/1/33 31
9 Freddie Mac, Pool #G18534 ....................................... 3.00 12/1/29 8
30 Freddie Mac, Pool #ZS4641 ....................................... 3.00 12/1/45 28
12 Freddie Mac, Pool #ZT2019 ....................................... 3.00 5/1/34 12
39 Freddie Mac, Pool #ZT0195 ....................................... 3.00 9/1/46 36
44 Freddie Mac, Pool #G18514 ....................................... 3.00 6/1/29 43
78 Freddie Mac, Pool #ZS4609 ....................................... 3.00 4/1/45 72
20 Freddie Mac, Pool #G08540 ....................................... 3.00 8/1/43 19
6 Freddie Mac, Pool #G30999 ....................................... 3.00 2/1/37 6
37 Freddie Mac, Pool #G15217 ....................................... 3.00 11/1/29 36
70 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 64
36 Freddie Mac, Pool #ZT0715 ....................................... 3.00 9/1/48 33
47 Freddie Mac, Pool #ZA2313 ....................................... 3.00 9/1/33 45
318 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 288
25 Freddie Mac, Pool #ZS8686 ....................................... 3.00 2/1/33 24
17 Freddie Mac, Pool #J38675 ........................................ 3.00 3/1/33 17
34 Freddie Mac, Pool #G18518 ....................................... 3.00 7/1/29 33
432 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 398
53 Freddie Mac, Pool #RA2594 ....................................... 3.00 5/1/50 48
9 Freddie Mac, Pool #J29932 ........................................ 3.00 11/1/29 8
74 Freddie Mac, Pool #G60187 ....................................... 3.00 8/1/45 68
92 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 84
60 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 54
5 Freddie Mac, Pool #Q18882 ....................................... 3.00 5/1/43 4
11 Freddie Mac, Pool #Q18599 ....................................... 3.00 6/1/43 10
80 Freddie Mac, Pool #ZS4512 ....................................... 3.00 5/1/43 74
4 Freddie Mac, Pool #C91949 ....................................... 3.00 9/1/37 4
52 Freddie Mac, Pool #ZM2721 ....................................... 3.00 2/1/47 47
87 Freddie Mac, Pool #ZS4621 ....................................... 3.00 7/1/45 80
153 Freddie Mac, Pool #ZS4519 ....................................... 3.00 6/1/43 141
5 Freddie Mac, Pool #Q13086 ....................................... 3.00 11/1/42 5

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 18 Freddie Mac, Pool #G18582 ....................................... 3.00 1/1/31 $ 17
38 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 34
52 Freddie Mac, Pool #ZM2169 ....................................... 3.00 11/1/46 48
97 Freddie Mac, Pool #SD8024 ....................................... 3.00 11/1/49 88
89 Freddie Mac, Pool #SD8242 ....................................... 3.00 9/1/52 80
52 Freddie Mac, Pool #ZS4779 ....................................... 3.00 6/1/48 47
35 Freddie Mac, Pool #G15145 ....................................... 3.00 7/1/29 34
74 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 67
95 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 92
8 Freddie Mac, Pool #ZS4747 ....................................... 3.50 12/1/47 8
37 Freddie Mac, Pool #C91403 ....................................... 3.50 3/1/32 38
92 Freddie Mac, Pool #G08636 ....................................... 3.50 4/1/45 87
11 Freddie Mac, Pool #C91742 ....................................... 3.50 1/1/34 11
19 Freddie Mac, Pool #G08846 ....................................... 3.50 11/1/48 18
63 Freddie Mac, Pool #G08641 ....................................... 3.50 5/1/45 60
11 Freddie Mac, Pool #Q31134 ....................................... 3.50 2/1/45 10
21 Freddie Mac, Pool #G08813 ....................................... 3.50 5/1/48 20
26 Freddie Mac, Pool #ZT1951 ....................................... 3.50 5/1/49 24
32 Freddie Mac, Pool #Q06749 ....................................... 3.50 3/1/42 31
57 Freddie Mac, Pool #G08632 ....................................... 3.50 3/1/45 54
92 Freddie Mac, Pool #SD8226 ....................................... 3.50 7/1/52 86
23 Freddie Mac, Pool #SD2253 ....................................... 3.50 12/1/52 21
54 Freddie Mac, Pool #Q08903 ....................................... 3.50 6/1/42 51
55 Freddie Mac, Pool #ZS4622 ....................................... 3.50 7/1/45 52
24 Freddie Mac, Pool #G30776 ....................................... 3.50 7/1/35 23
54 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 52
18 Freddie Mac, Pool #G08605 ....................................... 3.50 9/1/44 17
252 Freddie Mac, Pool #ZS4487 ....................................... 3.50 6/1/42 242
64 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 61
62 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 59
35 Freddie Mac, Pool #Q57871 ....................................... 3.50 8/1/48 33
79 Freddie Mac, Pool #G08562 ....................................... 3.50 1/1/44 76
23 Freddie Mac, Pool #ZS4759 ....................................... 3.50 3/1/48 22
521 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 485
55 Freddie Mac, Pool #Q09896 ....................................... 3.50 8/1/42 53
45 Freddie Mac, Pool #Q51461 ....................................... 3.50 10/1/47 43
128 Freddie Mac, Pool #ZM4908 ....................................... 3.50 11/1/47 121
20 Freddie Mac, Pool #C03920 ....................................... 3.50 5/1/42 19
24 Freddie Mac, Pool #G18707 ....................................... 3.50 9/1/33 24
42 Freddie Mac, Pool #C91456 ....................................... 3.50 6/1/32 42
28 Freddie Mac, Pool #Q58422 ....................................... 3.50 9/1/48 27
4 Freddie Mac, Pool #C91760 ....................................... 3.50 5/1/34 4
45 Freddie Mac, Pool #Q08998 ....................................... 3.50 6/1/42 43
11 Freddie Mac, Pool #SB0031 ....................................... 3.50 10/1/27 11
35 Freddie Mac, Pool #ZA5128 ....................................... 3.50 12/1/47 33
30 Freddie Mac, Pool #G08687 ....................................... 3.50 1/1/46 29
32 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 30
17 Freddie Mac, Pool #J15105 ........................................ 3.50 4/1/26 17
18 Freddie Mac, Pool #G08599 ....................................... 3.50 8/1/44 17
8 Freddie Mac, Pool #C91940 ....................................... 3.50 6/1/37 8
41 Freddie Mac, Pool #ZS4704 ....................................... 3.50 2/1/47 38
42 Freddie Mac, Pool #Q53176 ....................................... 3.50 12/1/47 40
26 Freddie Mac, Pool #ZS4663 ....................................... 3.50 5/1/46 25
8 Freddie Mac, Pool #C92003 ....................................... 3.50 7/1/38 8
70 Freddie Mac, Pool #G08804 ....................................... 3.50 3/1/48 66
47 Freddie Mac, Pool #G08761 ....................................... 3.50 5/1/47 44
83 Freddie Mac, Pool #G08627 ....................................... 3.50 2/1/45 79
71 Freddie Mac, Pool #G08766 ....................................... 3.50 6/1/47 67
5 Freddie Mac, Pool #C91925 ....................................... 3.50 4/1/37 5

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 76 Freddie Mac, Pool #SB8183 ....................................... 3.50 10/1/37 $ 74
363 Freddie Mac, Pool #SD8221 ....................................... 3.50 6/1/52 338
1 Freddie Mac, Pool #E02735 ....................................... 3.50 10/1/25 1
23 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 22
262 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 247
31 Freddie Mac, Pool #Q36040 ....................................... 3.50 9/1/45 30
7 Freddie Mac, Pool #G08620 ....................................... 3.50 12/1/44 6
55 Freddie Mac, Pool #G61148 ....................................... 3.50 9/1/47 52
51 Freddie Mac, Pool #SD8001 ....................................... 3.50 7/1/49 48
13 Freddie Mac, Pool #A96409 ....................................... 3.50 1/1/41 13
79 Freddie Mac, Pool #Q20860 ....................................... 3.50 8/1/43 76
91 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 86
37 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 35
82 Freddie Mac, Pool #ZS4618 ....................................... 3.50 6/1/45 77
15 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 15
131 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 123
27 Freddie Mac, Pool #Q37449 ....................................... 3.50 11/1/45 26
10 Freddie Mac, Pool #Q55002 ....................................... 3.50 3/1/48 9
15 Freddie Mac, Pool #C91950 ....................................... 3.50 9/1/37 14
70 Freddie Mac, Pool #QA8794 ....................................... 3.50 4/1/50 66
13 Freddie Mac, Pool #ZT0711 ....................................... 3.50 10/1/48 12
50 Freddie Mac, Pool #ZS4630 ....................................... 3.50 9/1/45 47
26 Freddie Mac, Pool #G08698 ....................................... 3.50 3/1/46 25
111 Freddie Mac, Pool #ZS4536 ....................................... 3.50 10/1/43 106
59 Freddie Mac, Pool #Q49490 ....................................... 3.50 7/1/47 56
13 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 13
3 Freddie Mac, Pool #J13582 ........................................ 3.50 11/1/25 3
34 Freddie Mac, Pool #Q12052 ....................................... 3.50 10/1/42 32
30 Freddie Mac, Pool #Q04087 ....................................... 3.50 10/1/41 29
12 Freddie Mac, Pool #J27494 ........................................ 3.50 2/1/29 12
30 Freddie Mac, Pool #G08733 ....................................... 3.50 11/1/46 28
414 Freddie Mac, Pool #SD0968 ....................................... 3.50 4/1/52 388
43 Freddie Mac, Pool #G08785 ....................................... 4.00 10/1/47 42
2 Freddie Mac, Pool #G14453 ....................................... 4.00 6/1/26 2
20 Freddie Mac, Pool #G08601 ....................................... 4.00 8/1/44 20
22 Freddie Mac, Pool #Q34081 ....................................... 4.00 6/1/45 21
87 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 84
20 Freddie Mac, Pool #G08483 ....................................... 4.00 3/1/42 19
53 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 52
5 Freddie Mac, Pool #G08633 ....................................... 4.00 3/1/45 5
40 Freddie Mac, Pool #ZS4573 ....................................... 4.00 7/1/44 39
28 Freddie Mac, Pool #G08767 ....................................... 4.00 6/1/47 28
8 Freddie Mac, Pool #C91994 ....................................... 4.00 5/1/38 8
17 Freddie Mac, Pool #G08836 ....................................... 4.00 9/1/48 17
356 Freddie Mac, Pool #SD1132 ....................................... 4.00 6/1/52 343
23 Freddie Mac, Pool #C91765 ....................................... 4.00 6/1/34 23
68 Freddie Mac, Pool #ZS4627 ....................................... 4.00 8/1/45 67
5 Freddie Mac, Pool #C91923 ....................................... 4.00 3/1/37 5
35 Freddie Mac, Pool #C09070 ....................................... 4.00 12/1/44 34
19 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 19
34 Freddie Mac, Pool #Q58680 ....................................... 4.00 9/1/48 33
43 Freddie Mac, Pool #G08459 ....................................... 4.00 9/1/41 43
1 Freddie Mac, Pool #J12435 ........................................ 4.00 6/1/25 1
22 Freddie Mac, Pool #C91738 ....................................... 4.00 11/1/33 22
37 Freddie Mac, Pool #G08567 ....................................... 4.00 1/1/44 36
21 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 20
197 Freddie Mac, Pool #A96286 ....................................... 4.00 1/1/41 195
66 Freddie Mac, Pool #ZS4708 ....................................... 4.00 3/1/47 64
230 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 222

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 374 Freddie Mac, Pool #SD8313 ....................................... 4.00 4/1/53 $ 359
57 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 56
6 Freddie Mac, Pool #C92019 ....................................... 4.00 10/1/38 6
13 Freddie Mac, Pool #ZS4652 ....................................... 4.00 2/1/46 12
52 Freddie Mac, Pool #ZS4731 ....................................... 4.00 8/1/47 51
7 Freddie Mac, Pool #ZT1800 ....................................... 4.00 3/1/34 7
24 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 23
2 Freddie Mac, Pool #Q27456 ....................................... 4.00 7/1/44 2
72 Freddie Mac, Pool #G06506 ....................................... 4.00 12/1/40 71
29 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 28
23 Freddie Mac, Pool #G08637 ....................................... 4.00 4/1/45 23
3 Freddie Mac, Pool #G08642 ....................................... 4.00 5/1/45 3
35 Freddie Mac, Pool #Q27594 ....................................... 4.00 8/1/44 35
54 Freddie Mac, Pool #ZA4988 ....................................... 4.00 8/1/47 52
10 Freddie Mac, Pool #ZN5030 ....................................... 4.00 4/1/49 10
41 Freddie Mac, Pool #G08616 ....................................... 4.00 11/1/44 40
368 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 353
33 Freddie Mac, Pool #ZT1952 ....................................... 4.00 5/1/49 32
43 Freddie Mac, Pool #G08588 ....................................... 4.00 5/1/44 42
109 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 105
11 Freddie Mac, Pool #G08672 ....................................... 4.00 10/1/45 10
39 Freddie Mac, Pool #G08618 ....................................... 4.00 12/1/44 39
37 Freddie Mac, Pool #SD8039 ....................................... 4.00 1/1/50 35
179 Freddie Mac, Pool #QE6074 ....................................... 4.00 7/1/52 171
360 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 346
364 Freddie Mac, Pool #SD8256 ....................................... 4.00 10/1/52 349
17 Freddie Mac, Pool #G08831 ....................................... 4.00 8/1/48 17
38 Freddie Mac, Pool #A97495 ....................................... 4.50 3/1/41 38
368 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 362
10 Freddie Mac, Pool #G08781 ....................................... 4.50 9/1/47 10
12 Freddie Mac, Pool #Q25432 ....................................... 4.50 3/1/44 12
418 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 411
368 Freddie Mac, Pool #SD8287 ....................................... 4.50 1/1/53 362
12 Freddie Mac, Pool #G08596 ....................................... 4.50 7/1/44 12
31 Freddie Mac, Pool #G08759 ....................................... 4.50 4/1/47 31
130 Freddie Mac, Pool #QE9161 ....................................... 4.50 9/1/52 128
16 Freddie Mac, Pool #Q22671 ....................................... 4.50 11/1/43 16
26 Freddie Mac, Pool #Q57957 ....................................... 4.50 8/1/48 26
6 Freddie Mac, Pool #C09059 ....................................... 4.50 3/1/44 6
16 Freddie Mac, Pool #G60512 ....................................... 4.50 12/1/45 16
21 Freddie Mac, Pool #G08754 ....................................... 4.50 3/1/47 21
20 Freddie Mac, Pool #Q59805 ....................................... 4.50 11/1/48 20
1 Freddie Mac, Pool #E02862 ....................................... 4.50 3/1/26 1
368 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 362
4 Freddie Mac, Pool #A90437 ....................................... 4.50 1/1/40 4
363 Freddie Mac, Pool #A97692 ....................................... 4.50 3/1/41 366
19 Freddie Mac, Pool #ZT1321 ....................................... 4.50 11/1/48 19
40 Freddie Mac, Pool #ZT1711 ....................................... 4.50 2/1/49 40
376 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 369
76 Freddie Mac, Pool #SD8002 ....................................... 4.50 7/1/49 75
20 Freddie Mac, Pool #ZS4781 ....................................... 4.50 7/1/48 20
87 Freddie Mac, Pool #RA7928 ....................................... 4.50 9/1/52 86
20 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 20
288 Freddie Mac, Pool #SD8365 ....................................... 4.50 10/1/53 284
366 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 366
215 Freddie Mac, Pool #SD8371 ....................................... 5.00 11/1/53 215
386 Freddie Mac, Pool #SD4977 ....................................... 5.00 11/1/53 386
5 Freddie Mac, Pool #G07068 ....................................... 5.00 7/1/41 5
77 Freddie Mac, Pool #G04913 ....................................... 5.00 3/1/38 78

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Freddie Mac, Pool #SD0093 ....................................... 5.00 10/1/49 $ 4
364 Freddie Mac, Pool #SD8299 ....................................... 5.00 2/1/53 364
12 Freddie Mac, Pool #G05205 ....................................... 5.00 1/1/39 12
48 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 49
372 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 372
443 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 443
371 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 370
166 Freddie Mac, Pool #C01598 ....................................... 5.00 8/1/33 168
38 Freddie Mac, Pool #Q00763 ....................................... 5.00 5/1/41 39
381 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 381
6 Freddie Mac, Pool #G08838 ....................................... 5.00 9/1/48 6
360 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 365
102 Freddie Mac, Pool #G01665 ....................................... 5.50 3/1/34 106
349 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 353
339 Freddie Mac, Pool #SD8438 ....................................... 5.50 6/1/54 343
27 Freddie Mac, Pool #G06031 ....................................... 5.50 3/1/40 28
1 Freddie Mac, Pool #A79636 ....................................... 5.50 7/1/38 1
1 Freddie Mac, Pool #A69671 ....................................... 5.50 12/1/37 2
289 Freddie Mac, Pool #SD8349 ....................................... 5.50 8/1/53 293
365 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 369
376 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 381
1 Freddie Mac, Pool #G06091 ....................................... 5.50 5/1/40 1
372 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 376
426 Freddie Mac, Pool #SD8432 ....................................... 6.00 5/1/54 436
363 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 372
2 Freddie Mac, Pool #A62706 ....................................... 6.00 6/1/37 2
380 Freddie Mac, Pool #SD8343 ....................................... 6.00 7/1/53 389
12 Freddie Mac, Pool #G05709 ....................................... 6.00 6/1/38 12
358 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 367
369 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 377
367 Freddie Mac, Pool #SD8384 ....................................... 6.00 12/1/53 375
22 Freddie Mac, Pool #G03551 ....................................... 6.00 11/1/37 23
98 Freddie Mac, Pool #G02794 ....................................... 6.00 5/1/37 104
375 Freddie Mac, Pool #SD8421 ....................................... 6.00 4/1/54 383
226 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 230
261 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 269
248 Freddie Mac, Pool #SD5987 ....................................... 6.50 2/1/54 259
348 Freddie Mac, Pool #SD8397 ....................................... 6.50 1/1/54 358
165 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 140
383 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 325
330 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 280
306 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 259
296 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 250
549 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 466
524 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 444
439 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 373
406 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 344
467 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 396
278 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 236
347 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 295
325 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 275
367 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 311
376 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 319
175 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 148
287 Government National Mortgage Association, Pool #MA6818 ................ 2.00 8/20/50 244
303 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 257
420 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 356
231 Government National Mortgage Association, Pool #MA7533 ................ 2.00 8/20/51 195
385 Government National Mortgage Association, Pool #MA7052 ................ 2.50 12/20/50 340

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 407 Government National Mortgage Association, Pool #MA7827 ................ 2.50 1/20/52 $ 358
159 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 141
350 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 308
320 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 282
107 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 94
373 Government National Mortgage Association, Pool #MA7881 ................ 2.50 2/20/52 328
11 Government National Mortgage Association, Pool #776954 ................. 2.50 11/15/42 10
349 Government National Mortgage Association, Pool #MA8147 ................ 2.50 7/20/52 308
166 Government National Mortgage Association, Pool #MA4125 ................ 2.50 12/20/46 149
9 Government National Mortgage Association, Pool #MA0601 ................ 2.50 12/20/27 9
169 Government National Mortgage Association, Pool #MA7705 ................ 2.50 11/20/51 149
6 Government National Mortgage Association, Pool #MA0908 ................ 2.50 4/20/28 6
178 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 157
9 Government National Mortgage Association, Pool #MA4424 ................ 2.50 5/20/32 8
162 Government National Mortgage Association, Pool #MA4260 ................ 2.50 2/20/47 146
382 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 336
370 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 326
291 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 256
372 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 327
375 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 331
9 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 8
5 Government National Mortgage Association, Pool #MA2890 ................ 2.50 6/20/45 5
10 Government National Mortgage Association, Pool #MA4194 ................ 2.50 1/20/47 9
300 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 264
10 Government National Mortgage Association, Pool #711729 ................. 2.50 3/15/43 9
337 Government National Mortgage Association, Pool #MA7367 ................ 2.50 5/20/51 297
79 Government National Mortgage Association, Pool #MA6598 ................ 2.50 4/20/50 70
273 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 240
373 Government National Mortgage Association, Pool #MA7987 ................ 2.50 4/20/52 328
4 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 4
329 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 290
30 Government National Mortgage Association, Pool #MA1283 ................ 2.50 9/20/43 27
313 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 276
125 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 110
226 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 199
242 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 214
514 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 452
194 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 171
7 Government National Mortgage Association, Pool #MA1133 ................ 2.50 7/20/28 7
15 Government National Mortgage Association, Pool #MA4717 ................ 2.50 9/20/47 14
17 Government National Mortgage Association, Pool #MA4067 ................ 2.50 11/20/46 15
13 Government National Mortgage Association, Pool #MA4559 ................ 3.00 7/20/32 13
151 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 139
64 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 59
7 Government National Mortgage Association, Pool #AN5756 ................ 3.00 7/15/45 6
73 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 68
61 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 56
14 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 13
50 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 46
16 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 15
87 Government National Mortgage Association, Pool #MA4651 ................ 3.00 8/20/47 80
42 Government National Mortgage Association, Pool #MA2825 ................ 3.00 5/20/45 39
33 Government National Mortgage Association, Pool #MA2753 ................ 3.00 4/20/45 30
17 Government National Mortgage Association, Pool #MA2600 ................ 3.00 2/20/45 15
408 Government National Mortgage Association, Pool #MA0624 ................ 3.00 12/20/42 381
72 Government National Mortgage Association, Pool #MA0153 ................ 3.00 6/20/42 67
91 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 84
116 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 106
62 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 57

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 66 Government National Mortgage Association, Pool #MA4777 ................ 3.00 10/20/47 $ 60
65 Government National Mortgage Association, Pool #MA0461 ................ 3.00 10/20/42 61
55 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 51
76 Government National Mortgage Association, Pool #MA1374 ................ 3.00 10/20/43 71
30 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 28
382 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 348
149 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 138
111 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 103
134 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 123
81 Government National Mortgage Association, Pool #MA4509 ................ 3.00 6/20/47 75
4 Government National Mortgage Association, Pool #MA1890 ................ 3.00 5/20/29 4
116 Government National Mortgage Association, Pool #MA0391 ................ 3.00 9/20/42 108
92 Government National Mortgage Association, Pool #MA2147 ................ 3.00 8/20/44 86
329 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 300
27 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 25
14 Government National Mortgage Association, Pool #MA1265 ................ 3.00 9/20/28 13
70 Government National Mortgage Association, Pool #MA4450 ................ 3.00 5/20/47 65
11 Government National Mortgage Association, Pool #AG0440 ................ 3.00 8/15/43 10
56 Government National Mortgage Association, Pool #MA4381 ................ 3.00 4/20/47 52
40 Government National Mortgage Association, Pool #MA3172 ................ 3.00 10/20/45 37
325 Government National Mortgage Association, Pool #MA7706 ................ 3.00 11/20/51 297
84 Government National Mortgage Association, Pool #AA6149 ................ 3.00 3/20/43 77
37 Government National Mortgage Association, Pool #AA2654 ................ 3.00 6/15/43 34
305 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 280
9 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 9
4 Government National Mortgage Association, Pool #MA4935 ................ 3.00 1/20/33 3
7 Government National Mortgage Association, Pool #MA2797 ................ 3.00 5/20/30 7
188 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 171
8 Government National Mortgage Association, Pool #AA2934 ................ 3.00 7/15/42 8
212 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 194
18 Government National Mortgage Association, Pool #MA3520 ................ 3.00 3/20/46 17
135 Government National Mortgage Association, Pool #MA5076 ................ 3.00 3/20/48 125
51 Government National Mortgage Association, Pool #MA3309 ................ 3.00 12/20/45 47
111 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 102
95 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 88
45 Government National Mortgage Association, Pool #MA2444 ................ 3.00 12/20/44 42
43 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 40
35 Government National Mortgage Association, Pool #779084 ................. 3.00 4/15/42 33
67 Government National Mortgage Association, Pool #MA4961 ................ 3.00 1/20/48 62
45 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 42
101 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 93
26 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 24
127 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 117
53 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 49
335 Government National Mortgage Association, Pool #MA7768 ................ 3.00 12/20/51 305
123 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 113
1 Government National Mortgage Association, Pool #5276 .................. 3.00 1/20/27 1
4 Government National Mortgage Association, Pool #AL5058 ................ 3.00 3/15/45 3
62 Government National Mortgage Association, Pool #MA3033 ................ 3.00 8/20/45 58
20 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 18
12 Government National Mortgage Association, Pool #AK7285 ................ 3.00 3/15/45 11
48 Government National Mortgage Association, Pool #MA3104 ................ 3.00 9/20/45 44
61 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 56
111 Government National Mortgage Association, Pool #AD8433 ................ 3.00 7/15/43 104
50 Government National Mortgage Association, Pool #MA3663 ................ 3.50 5/20/46 48
65 Government National Mortgage Association, Pool #MA2892 ................ 3.50 6/20/45 62
33 Government National Mortgage Association, Pool #740798 ................. 3.50 1/15/42 32
34 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 33
112 Government National Mortgage Association, Pool #MA2073 ................ 3.50 7/20/44 109

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 40 Government National Mortgage Association, Pool #MA2754 ................ 3.50 4/20/45 $ 38
13 Government National Mortgage Association, Pool #796271 ................. 3.50 7/15/42 12
159 Government National Mortgage Association, Pool #MA2148 ................ 3.50 8/20/44 152
35 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 33
28 Government National Mortgage Association, Pool #MA4451 ................ 3.50 5/20/47 26
241 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 226
49 Government National Mortgage Association, Pool #MA5077 ................ 3.50 3/20/48 46
35 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 34
66 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 62
5 Government National Mortgage Association, Pool #738602 ................. 3.50 8/15/26 4
49 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 47
42 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 40
11 Government National Mortgage Association, Pool #MA6711 ................ 3.50 6/20/50 11
9 Government National Mortgage Association, Pool #MA6475 ................ 3.50 2/20/50 9
92 Government National Mortgage Association, Pool #MA4196 ................ 3.50 1/20/47 88
70 Government National Mortgage Association, Pool #MA2303 ................ 3.50 10/20/44 67
47 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 45
8 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 8
63 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 61
63 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 60
32 Government National Mortgage Association, Pool #MA1919 ................ 3.50 5/20/44 31
86 Government National Mortgage Association, Pool #MA3521 ................ 3.50 3/20/46 82
55 Government National Mortgage Association, Pool #783976 ................. 3.50 4/20/43 53
41 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 39
3 Government National Mortgage Association, Pool #MA1266 ................ 3.50 9/20/28 3
92 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 88
113 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 108
60 Government National Mortgage Association, Pool #MA2678 ................ 3.50 3/20/45 57
2 Government National Mortgage Association, Pool #AL8566 ................ 3.50 3/15/45 2
13 Government National Mortgage Association, Pool #AD2416 ................ 3.50 5/15/43 12
79 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 75
73 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 69
10 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 10
39 Government National Mortgage Association, Pool #MA2445 ................ 3.50 12/20/44 38
48 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 46
45 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 43
51 Government National Mortgage Association, Pool #778157 ................. 3.50 3/15/42 49
346 Government National Mortgage Association, Pool #MA8149 ................ 3.50 7/20/52 325
112 Government National Mortgage Association, Pool #MA0462 ................ 3.50 10/20/42 107
78 Government National Mortgage Association, Pool #MA0088 ................ 3.50 5/20/42 74
198 Government National Mortgage Association, Pool #MA0220 ................ 3.50 7/20/42 190
81 Government National Mortgage Association, Pool #MA3034 ................ 3.50 8/20/45 78
52 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 50
102 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 96
44 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 41
220 Government National Mortgage Association, Pool #MA8266 ................ 3.50 9/20/52 207
97 Government National Mortgage Association, Pool #MA0852 ................ 3.50 3/20/43 93
21 Government National Mortgage Association, Pool #BD5909 ................ 3.50 10/15/47 20
97 Government National Mortgage Association, Pool #MA0934 ................ 3.50 4/20/43 93
66 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 63
5 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 5
78 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 75
110 Government National Mortgage Association, Pool #MA1090 ................ 3.50 6/20/43 105
59 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 56
61 Government National Mortgage Association, Pool #MA0022 ................ 3.50 4/20/42 58
60 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 57
40 Government National Mortgage Association, Pool #MA5263 ................ 3.50 6/20/48 38
54 Government National Mortgage Association, Pool #MA4719 ................ 3.50 9/20/47 51
8 Government National Mortgage Association, Pool #MA6410 ................ 3.50 1/20/50 7

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 70 Government National Mortgage Association, Pool #AM4971 ................ 3.50 4/20/45 $ 65
54 Government National Mortgage Association, Pool #MA5136 ................ 3.50 4/20/48 51
36 Government National Mortgage Association, Pool #MA1838 ................ 3.50 4/20/44 35
58 Government National Mortgage Association, Pool #MA4262 ................ 3.50 2/20/47 55
59 Government National Mortgage Association, Pool #MA4900 ................ 3.50 12/20/47 56
14 Government National Mortgage Association, Pool #MA3937 ................ 3.50 9/20/46 14
62 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 59
59 Government National Mortgage Association, Pool #MA4069 ................ 3.50 11/20/46 56
10 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 10
13 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 12
38 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 38
18 Government National Mortgage Association, Pool #MA0155 ................ 4.00 6/20/42 18
24 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 24
15 Government National Mortgage Association, Pool #MA5931 ................ 4.00 5/20/49 15
447 Government National Mortgage Association, Pool #MA8267 ................ 4.00 9/20/52 432
59 Government National Mortgage Association, Pool #MA2224 ................ 4.00 9/20/44 58
26 Government National Mortgage Association, Pool #AM8203 ................ 4.00 5/15/45 26
38 Government National Mortgage Association, Pool #MA5078 ................ 4.00 3/20/48 37
18 Government National Mortgage Association, Pool #AD5627 ................ 4.00 4/15/43 18
42 Government National Mortgage Association, Pool #MA0319 ................ 4.00 8/20/42 42
16 Government National Mortgage Association, Pool #738710 ................. 4.00 9/15/41 16
12 Government National Mortgage Association, Pool #MA3106 ................ 4.00 9/20/45 12
17 Government National Mortgage Association, Pool #740068 ................. 4.00 9/15/40 16
50 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 49
25 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 24
80 Government National Mortgage Association, Pool #MA4587 ................ 4.00 7/20/47 79
12 Government National Mortgage Association, Pool #AV6086 ................ 4.00 7/15/47 12
20 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 20
43 Government National Mortgage Association, Pool #MA4383 ................ 4.00 4/20/47 42
14 Government National Mortgage Association, Pool #MA3455 ................ 4.00 2/20/46 13
24 Government National Mortgage Association, Pool #MA1286 ................ 4.00 9/20/43 24
27 Government National Mortgage Association, Pool #MA2602 ................ 4.00 2/20/45 27
8 Government National Mortgage Association, Pool #766495 ................. 4.00 10/15/41 8
55 Government National Mortgage Association, Pool #MA1761 ................ 4.00 3/20/44 54
39 Government National Mortgage Association, Pool #MA4197 ................ 4.00 1/20/47 39
360 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 349
146 Government National Mortgage Association, Pool #MA8488 ................ 4.00 12/20/52 142
45 Government National Mortgage Association, Pool #MA1449 ................ 4.00 11/20/43 44
34 Government National Mortgage Association, Pool #MA1678 ................ 4.00 2/20/44 34
10 Government National Mortgage Association, Pool #4922 .................. 4.00 1/20/41 10
439 Government National Mortgage Association, Pool #MA9302 ................ 4.00 11/20/53 425
67 Government National Mortgage Association, Pool #MA2074 ................ 4.00 7/20/44 66
37 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 36
42 Government National Mortgage Association, Pool #MA3598 ................ 4.00 4/20/46 41
22 Government National Mortgage Association, Pool #MA2149 ................ 4.00 8/20/44 22
7 Government National Mortgage Association, Pool #779401 ................. 4.00 6/15/42 7
12 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 12
32 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 31
45 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 45
12 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 12
12 Government National Mortgage Association, Pool #MA6155 ................ 4.00 9/20/49 12
44 Government National Mortgage Association, Pool #AB1483 ................ 4.00 8/15/42 44
140 Government National Mortgage Association, Pool #5139 .................. 4.00 8/20/41 139
68 Government National Mortgage Association, Pool #MA1839 ................ 4.00 4/20/44 67
41 Government National Mortgage Association, Pool #MA2522 ................ 4.00 1/20/45 40
7 Government National Mortgage Association, Pool #MA3174 ................ 4.00 10/20/45 7
50 Government National Mortgage Association, Pool #MA2304 ................ 4.00 10/20/44 49
72 Government National Mortgage Association, Pool #MA4452 ................ 4.00 5/20/47 70
68 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 67

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 19 Government National Mortgage Association, Pool #753254 ................. 4.00 9/15/43 $ 19
13 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 13
8 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 7
38 Government National Mortgage Association, Pool #713876 ................. 4.00 8/15/39 38
49 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 48
11 Government National Mortgage Association, Pool #MA5330 ................ 4.00 7/20/48 11
44 Government National Mortgage Association, Pool #MA1376 ................ 4.00 10/20/43 44
37 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 36
6 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 6
11 Government National Mortgage Association, Pool #738793 ................. 4.50 9/15/41 12
46 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 46
26 Government National Mortgage Association, Pool #MA4512 ................ 4.50 6/20/47 26
541 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 534
17 Government National Mortgage Association, Pool #MA1092 ................ 4.50 6/20/43 17
246 Government National Mortgage Association, Pool #MA9486 ................ 4.50 2/20/54 243
9 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 9
3 Government National Mortgage Association, Pool #MA5877 ................ 4.50 4/20/49 3
5 Government National Mortgage Association, Pool #MA5529 ................ 4.50 10/20/48 5
8 Government National Mortgage Association, Pool #MA4129 ................ 4.50 12/20/46 8
366 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 362
33 Government National Mortgage Association, Pool #MA5652 ................ 4.50 12/20/48 33
3 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 3
4 Government National Mortgage Association, Pool #BB7097 ................ 4.50 8/15/47 5
20 Government National Mortgage Association, Pool #MA5467 ................ 4.50 9/20/48 20
144 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 144
51 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 52
29 Government National Mortgage Association, Pool #MA0701 ................ 4.50 1/20/43 30
196 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 199
29 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 29
52 Government National Mortgage Association, Pool #5260 .................. 4.50 12/20/41 52
12 Government National Mortgage Association, Pool #MA4780 ................ 4.50 10/20/47 12
81 Government National Mortgage Association, Pool #717148 ................. 4.50 5/15/39 81
11 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 11
345 Government National Mortgage Association, Pool #MA8151 ................ 4.50 7/20/52 341
10 Government National Mortgage Association, Pool #729511 ................. 4.50 4/15/40 10
11 Government National Mortgage Association, Pool #MA5711 ................ 4.50 1/20/49 11
36 Government National Mortgage Association, Pool #MA4384 ................ 4.50 4/20/47 36
15 Government National Mortgage Association, Pool #MA3805 ................ 4.50 7/20/46 15
9 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 9
8 Government National Mortgage Association, Pool #MA5765 ................ 5.00 2/20/49 8
8 Government National Mortgage Association, Pool #782468 ................. 5.00 11/15/38 8
381 Government National Mortgage Association, Pool #MA9105 ................ 5.00 8/20/53 383
3 Government National Mortgage Association, Pool #MA5712 ................ 5.00 1/20/49 3
30 Government National Mortgage Association, Pool #604285 ................. 5.00 5/15/33 31
5 Government National Mortgage Association, Pool #MA0465 ................ 5.00 10/20/42 5
367 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 367
194 Government National Mortgage Association, Pool #MA9240 ................ 5.00 10/20/53 195
12 Government National Mortgage Association, Pool #675179 ................. 5.00 3/15/38 12
360 Government National Mortgage Association, Pool #MA8647 ................ 5.00 2/20/53 361
63 Government National Mortgage Association, Pool #782523 ................. 5.00 11/15/35 65
3 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 3
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
14 Government National Mortgage Association, Pool #MA5597 ................ 5.00 11/20/48 15
379 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 381
43 Government National Mortgage Association, Pool #694531 ................. 5.00 11/15/38 44
8 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 8
30 Government National Mortgage Association, Pool #MA2076 ................ 5.00 7/20/44 30
9 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 9
142 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 145

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 8 Government National Mortgage Association, Pool #MA5400 ................ 5.00 8/20/48 $ 9
19 Government National Mortgage Association, Pool #712690 ................. 5.00 4/15/39 19
17 Government National Mortgage Association, Pool #MA4007 ................ 5.00 10/20/46 18
8 Government National Mortgage Association, Pool #MA5819 ................ 5.00 3/20/49 8
8 Government National Mortgage Association, Pool #MA5080 ................ 5.00 3/20/48 8
383 Government National Mortgage Association, Pool #MA9170 ................ 5.00 9/20/53 384
45 Government National Mortgage Association, Pool #783284 ................. 5.50 6/20/40 47
446 Government National Mortgage Association, Pool #MA9668 ................ 5.50 5/20/54 451
26 Government National Mortgage Association, Pool #510835 ................. 5.50 2/15/35 26
370 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 374
310 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 313
445 Government National Mortgage Association, Pool #MA9488 ................ 5.50 2/20/54 449
169 Government National Mortgage Association, Pool #MA8801 ................ 5.50 4/20/53 171
5 Government National Mortgage Association, Pool #658181 ................. 5.50 11/15/36 5
387 Government National Mortgage Association, Pool #MA9362 ................ 5.50 12/20/53 391
183 Government National Mortgage Association, Pool #MA8948 ................ 5.50 6/20/53 185
5 Government National Mortgage Association, Pool #MA0466 ................ 5.50 10/20/42 5
284 Government National Mortgage Association, Pool #MA9241 ................ 5.50 10/20/53 287
442 Government National Mortgage Association, Pool #MA9606 ................ 6.00 4/20/54 451
22 Government National Mortgage Association, Pool #781959 ................. 6.00 7/15/35 22
22 Government National Mortgage Association, Pool #4222 .................. 6.00 8/20/38 23
352 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 358
26 Government National Mortgage Association, Pool #4245 .................. 6.00 9/20/38 27
443 Government National Mortgage Association, Pool #MA9424 ................ 6.00 1/20/54 451
7 Government National Mortgage Association, Pool #699237 ................. 6.50 9/15/38 8
331 Government National Mortgage Association, Pool #MA9364 ................ 6.50 12/20/53 338
1,250 Government National Mortgage Association, 30 YR TBA .................. 2.00 10/20/54 1,059
250 Government National Mortgage Association, 30 YR TBA .................. 2.50 10/20/54 220
150 Government National Mortgage Association, 30 YR TBA .................. 3.00 10/20/54 137
150 Government National Mortgage Association, 30 YR TBA .................. 3.50 10/20/54 141
50 Government National Mortgage Association, 30 YR TBA .................. 4.50 11/20/54 49
550 Government National Mortgage Association, 30 YR TBA .................. 4.50 10/20/54 543
550 Government National Mortgage Association, 30 YR TBA .................. 5.00 10/20/54 551
75 Government National Mortgage Association, 30 YR TBA .................. 5.00 11/20/54 75
525 Government National Mortgage Association, 30 YR TBA .................. 5.50 10/20/54 530
250 Government National Mortgage Association, 30 YR TBA .................. 5.50 11/20/53 252
150 Government National Mortgage Association, 30 YR TBA .................. 6.00 11/20/53 152
1,300 Government National Mortgage Association, 30 YR TBA .................. 6.00 10/20/54 1,323
975 Government National Mortgage Association, 30 YR TBA .................. 6.50 10/20/54 998
75 Government National Mortgage Association, 30 YR TBA .................. 6.50 11/20/53 77
475 Government National Mortgage Association, 30 YR TBA .................. 7.00 10/20/54 487
Total U.S. Government Agency Mortgages ........................... 181,929
Corporate Bonds — 0.15%
100 PG&E Wildfire Recovery Funding LLC, Series A-2 (Electric Utilities)   ........ 4.26 6/1/36 99
225 PG&E Wildfire Recovery Funding LLC, Series A-5 (Electric Utilities)   ........ 5.10 6/1/52 228
Total Corporate Bonds .......................................... 327
Shares
Investment Companies — 18.46%
Domestic Fixed Income — 9.44%
346,217
Vanguard Intermediate-Term Treasury ETF ............................ 20,918

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Money Market Funds — 9.02%
19,987,986
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.90(b) $ 19,988
Total Investment Companies ...................................... 40,906
Total Investments Before TBA Sale Commitments 236,944
(cost $251,956) — 106.90% .......................................
Principal
Amount
(000)
TBA Sale Commitments (c) — (0.04)%
$ (50) Fannie Mae, 15 YR TBA ......................................... 2.50 10/25/39 (46)
(50) Fannie Mae, 30 YR TBA ......................................... 3.50 11/25/54 (47)
Total TBA Sale Commitments ..................................... (93)
Liabilities in excess of other assets — (6.86)% ......................... (15,197)
Net Assets — 100.00% .......................................... $ 221,654
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on September 30, 2024.
(b) Annualized 7-day yield as of period-end.
(c) Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time.
ETF—Exchange-Traded Fund
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC (Options
Overlay)
HC Capital
Solutions Total
Asset Backed Securities .................................................................................................................. 1.32% — — 1.32%
Collateralized Mortgage-Backed Securities .................................................................................... 4.89% — — 4.89%
U.S. Government Agency Mortgages ............................................................................................. 82.08% — — 82.08%
Corporate Bond ............................................................................................................................... 0.15% — — 0.15%
Investment Company ...................................................................................................................... 7.15% 10.68% 0.63% 18.46%
TBA Sale Commitments ................................................................................................................. -0.04% — — -0.04%
Other Assets (Liabilities) ................................................................................................................. -6.87% — 0.01% -6.86%
Total Net Assets .......................................................................................................................... 88.68% 10.68% 0.64% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
182
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 97.77%
Alabama — 7.61%
$ 1,130 Auburn University Revenue, Series A Continuously Callable @100  ........... 5.00 6/1/28 $ 1,144
2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 2,458
1,725 County of Baldwin AL, GO Continuously Callable @100  .................. 5.00 5/1/25 1,728
5,330
Arizona — 5.38%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,081
1,275 Maricopa County Industrial Development Authority Revenue, Series D  ........ 5.00(a) 1/1/46 1,317
1,350 Maricopa County Unified School District No. 41 Gilbert, GO, Series C  ........ 5.00 7/1/25 1,372
3,770
Arkansas — 1.85%
1,295 Rogers School District No. 30, GO Continuously Callable @100 (State Aid
Withholding) .............................................. 4.00 2/1/26 1,295
Florida — 2.07%
1,325 State of Florida Department of Transportation Turnpike System Revenue, Series C  5.00 7/1/28 1,447
Georgia — 1.92%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,347
Illinois — 6.62%
1,900 Metropolitan Water Reclamation District of Greater Chicago, GO, Series C  ..... 5.00 12/1/24 1,906
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 996
1,695 State of Illinois, GO  ............................................ 5.00 2/1/26 1,737
4,639
Indiana — 3.47%
2,410 Indiana Finance Authority Revenue, Series A (Pre-Refunded/Escrowed to
Maturity) (Pre-Refunded/Escrowed to Maturity) ..................... 5.00 3/1/39 2,431
Iowa — 2.26%
1,000 City of Ankeny IA, GO, Series A  ................................... 5.00 6/1/25 1,014
550 Linn-Mar Community School District, GO Continuously Callable @100 (BAM) .. 5.00 5/1/27 572
1,586
Kansas — 2.25%
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-
Refunded/Escrowed to Maturity) (Pre-Refunded/Escrowed to Maturity) .... 5.00 9/1/36 1,573
Maryland — 8.22%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 1,032
1,160 County of Harford MD, GO, Series B  ................................ 5.00 2/1/26 1,196
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,797
1,640 State of Maryland Department of Transportation Revenue  .................. 5.00 10/1/26 1,728
5,753
Massachusetts — 2.28%
1,545 Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/
Escrowed to Maturity) (Pre-Refunded/Escrowed to Maturity) ........... 5.00 2/15/49 1,599
Michigan — 1.52%
1,065 Michigan State Housing Development Authority Revenue, Series A-1 Continuously
Callable @100  ............................................ 0.65 10/1/24 1,065
Minnesota — 3.24%
1,270 State of Minnesota, GO, Series A  ................................... 5.00 9/1/28 1,405

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Minnesota (continued)
$ 750 University of Minnesota Revenue, Series B  ............................ 5.00 2/1/32 $ 862
2,267
Missouri — 1.63%
1,100 Lindbergh School District, GO  ..................................... 4.00 3/1/27 1,140
Nebraska — 3.03%
2,060 Nebraska Public Power District Revenue, Series A  ....................... 5.00 1/1/26 2,120
New Jersey — 8.94%
1,735 New Jersey Educational Facilities Authority Revenue, Series A  .............. 5.00 3/1/27 1,848
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 1,292
3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 3,124
6,264
New York — 5.13%
1,605 New York City Transitional Finance Authority Revenue, Series C-1  ........... 5.00 5/1/28 1,747
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,847
3,594
Oregon — 1.90%
1,250 Oregon State Lottery Revenue, Series A Continuously Callable @100  ......... 5.00 4/1/30 1,329
South Carolina — 2.43%
1,495 South Carolina Jobs-Economic Development Authority Revenue, Series A  ...... 5.00 11/1/31 1,699
South Dakota — 3.09%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,164
Tennessee — 2.42%
1,500 County of Wilson TN, GO  ........................................ 5.00 4/1/30 1,694
Texas — 7.04%
1,550 City of Plano TX, GO  ........................................... 5.00 9/1/29 1,731
1,015 Conroe Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/25 1,022
1,150 Round Rock Independent School District, GO (PSF-GTD) ................. 5.00 8/1/25 1,171
1,000 Spring Branch Independent School District, GO (PSF-GTD) ................ 5.00 2/1/25 1,006
4,930
Virginia — 3.69%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 1,015
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A  .. 5.00 7/1/26 1,569
2,584
Washington — 4.16%
1,260 Central Puget Sound Regional Transit Authority Revenue (Pre-Refunded/Escrowed
to Maturity) (Pre-Refunded/Escrowed to Maturity) ................... 4.00 11/1/50 1,279
1,590 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 1,633
2,912
Wisconsin — 5.62%
2,700 State of Wisconsin, GO Continuously Callable @100  ..................... 5.00 5/1/29 2,732
1,150 Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series B  ................................................. 5.00 9/1/26 1,202
3,934
Total Municipal Bonds .......................................... 68,466

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
As of September 30, 2024, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Company — 6.22%
Money Market Funds — 6.22%
4,357,581
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 4.90(b) $ 4,358
Total Investment Company ....................................... 4,358
Total Investments (cost $72,504) — 103.99% ......................... 72,824
Liabilities in excess of other assets — (3.99)% ......................... (2,796)
Net Assets — 100.00% .......................................... $ 70,028
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on September 30, 2024.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — September 30, 2024 (Unaudited)
185
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 83.87%
Alabama — 2.33%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @100  .................................. 5.00 6/1/29 $ 1,439
1,675 Auburn University Revenue, Series A  ................................ 5.00 6/1/26 1,740
2,895 Black Belt Energy Gas District Revenue Continuously Callable @100  ......... 4.00(a) 6/1/51 2,987
1,500 Black Belt Energy Gas District Revenue, Series B, Callable 9/1/30 @ 100.32  .... 5.25 12/1/53 1,644
1,805 County of Jefferson AL Sewer Revenue Continuously Callable @100  ......... 5.00 10/1/36 1,994
1,000 Energy Southeast A Cooperative District Revenue, Series B-1 Continuously Callable
@100  ................................................... 5.75(a) 4/1/54 1,136
1,000 Troy University Revenue, Series A (BAM) ............................. 5.00 11/1/26 1,048
11,988
Arizona — 2.10%
1,100 Chandler Industrial Development Authority Revenue Continuously Callable @100
(AMT) .................................................. 4.00(a) 6/1/49 1,113
1,685 City of Phoenix Civic Improvement Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 7/1/32 1,897
1,555 City of Phoenix Civic Improvement Corp. Revenue, Series B Continuously Callable
@100 (AMT) ............................................. 5.00 7/1/30 1,669
1,000 Maricopa County Union High School District No. 210-Phoenix, GO  .......... 5.00 7/1/25 1,016
4,000 Salt River Project Agricultural Improvement & Power District Revenue, Series A
Continuously Callable @100  .................................. 5.00 12/1/36 4,052
1,015 State of Arizona Certificates of Participation, Series A  .................... 5.00 10/1/25 1,038
10,785
California — 1.41%
2,500 California Community Choice Financing Authority Revenue, Series G Continuously
Callable @100  ............................................ 5.25(a) 11/1/54 2,737
945 Los Angeles Unified School District, GO, Series A  ....................... 5.00 7/1/30 1,080
1,000 State of California, GO Continuously Callable @100  ..................... 5.00 4/1/35 1,080
2,000 State of California, GO Continuously Callable @100  ..................... 5.00 9/1/33 2,320
7,217
Colorado — 2.31%
3,600 City & County of Denver Co. Airport System Revenue, Series A (AMT) ........ 5.00 12/1/25 3,681
900 City & County of Denver Co., GO, Series B Continuously Callable @100  ...... 5.00 8/1/35 1,077
2,970 Denver City & County School District No. 1, GO, Series A (State Aid Withholding) 5.50 12/1/25 3,070
3,740 State of Colorado Certificates of Participation, Series M Continuously Callable
@100  ................................................... 5.00 3/15/29 4,035
11,863
Connecticut — 0.86%
1,085 Connecticut State Health & Educational Facilities Authority Revenue, Series B  .. 5.00 12/1/26 1,136
1,500 State of Connecticut Special Tax Revenue, Series D Continuously Callable @100  5.00 11/1/34 1,705
1,000 State of Connecticut, GO, Series A  .................................. 4.00 1/15/29 1,064
465 State of Connecticut, GO, Series E Continuously Callable @100  ............. 5.00 9/15/32 504
4,409
Delaware — 0.14%
620 Delaware Transportation Authority Revenue Continuously Callable @100  ...... 5.00 7/1/32 699
District of Columbia — 2.15%
2,500 District of Columbia Revenue Continuously Callable @100  ................ 5.00 7/15/32 2,545
2,000 District of Columbia, GO, Series D Continuously Callable @100  ............ 5.00 6/1/33 1,035
2,075 Metropolitan Washington Airports Authority Aviation Revenue, Series A
Continuously Callable @100 (AMT) ............................. 4.00 10/1/36 2,087
2,000 Metropolitan Washington Airports Authority Aviation Revenue, Series A (AMT) .. 5.00 10/1/29 2,171
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A  ... 5.00 7/15/31 3,217
11,055
Florida — 4.00%
2,000 Alachua County Health Facilities Authority Revenue Continuously Callable @100  5.00(a) 12/1/37 2,066

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Florida (continued)
$ 1,500 Central Florida Expressway Authority Revenue (AGM) .................... 5.00 7/1/30 $ 1,697
1,500 County of Lee FL Solid Waste System Revenue (AMT) .................... 5.00 10/1/25 1,527
3,000 County of Miami-Dade FL Aviation Revenue  .......................... 5.00 10/1/34 3,349
2,500 County of Miami-Dade FL Water & Sewer System Revenue, Series B  ......... 5.00 10/1/33 2,942
955 County of Polk FL Utility System Revenue  ............................ 5.00 10/1/27 1,023
1,000 Florida Municipal Power Agency Revenue, Series A  ..................... 5.00 10/1/25 1,021
2,030 JEA Electric System Revenue, Series 3A Continuously Callable @100  ........ 5.00 10/1/34 2,241
3,295 Orlando Utilities Commission Revenue, Series A Continuously Callable @100  .. 5.00 10/1/32 3,506
1,025 Palm Beach County School District Certificates of Participation, Series A
Continuously Callable @100  .................................. 5.00 8/1/36 1,193
20,565
Georgia — 1.76%
5,000 Main Street Natural Gas, Inc. Revenue, Series C Continuously Callable @100  ... 4.00(a) 3/1/50 5,078
1,500 Municipal Electric Authority of Georgia Revenue, Series A  ................. 5.00 1/1/34 1,729
1,000 State of Georgia, GO, Series A Continuously Callable @100  ................ 3.00 8/1/36 939
1,225 State of Georgia, GO, Series C  ..................................... 4.00 1/1/28 1,289
9,035
Illinois — 5.10%
455 Chicago O'Hare International Airport Revenue, Series C (AMT) ............. 5.00 1/1/32 498
400 Chicago O'Hare International Airport Revenue, Series C Continuously Callable
@100 (AMT) ............................................. 5.00 1/1/33 434
58 City of Chicago IL Certificates of Participation, Series NT Continuously Callable
@100  ................................................... 7.46 2/15/26 40
2,335 City of Chicago IL, GO, Series A Continuously Callable @100  .............. 4.00 1/1/36 2,300
1,375 Illinois Finance Authority Revenue, Series B-2 Continuously Callable @100  .... 5.00(a) 5/15/50 1,416
1,390 Illinois Finance Authority Revenue, Series A  ........................... 5.00 4/1/34 1,637
1,650 Illinois Municipal Electric Agency Revenue, Series A Continuously Callable @100  4.00 2/1/35 1,651
850 Illinois State Toll Highway Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 1/1/30 931
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO, Series D  ..... 5.00 12/1/30 1,613
3,035 Metropolitan Water Reclamation District of Greater Chicago, GO, Series A
Continuously Callable @100  .................................. 5.00 12/1/27 3,194
380 Regional Transportation Authority Revenue (AGM) ...................... 6.00 6/1/25 385
3,000 Sales Tax Securitization Corp. Revenue, Series A  ........................ 5.00 1/1/29 3,279
4,600 State of Illinois Sales Tax Revenue, Series A (BAM) ...................... 5.00 6/15/25 4,656
1,000 State of Illinois, GO, Series D  ..................................... 5.00 7/1/27 1,059
2,995 University of Illinois Certificates of Participation, Series B Continuously Callable
@100  ................................................... 5.00 10/1/27 3,109
26,202
Indiana — 2.05%
2,500 City of Whiting IN Revenue (AMT) ................................. 5.00(a) 12/1/44 2,564
1,350 Indiana Finance Authority Revenue, Series A Continuously Callable @100  ..... 5.00 10/1/34 1,561
2,250 Indiana Finance Authority Revenue, Series B Continuously Callable @100  ..... 2.25(a) 12/1/58 2,250
3,655 Indiana Finance Authority Revenue, Series B-3, Callable 7/1/31 @ 101.64  ...... 5.00(a) 10/1/55 4,166
10,541
Iowa — 0.10%
450 Iowa Tobacco Settlement Authority Revenue, Series A-2, Class - 1 Continuously
Callable @100  ............................................ 5.00 6/1/32 499
Kansas — 0.21%
920 State of Kansas Department of Transportation Revenue, Series A  ............ 5.00 9/1/32 1,075
Kentucky — 1.64%
3,115 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 5.25(a) 4/1/54 3,472

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Kentucky (continued)
$ 3,560 Kentucky Public Energy Authority Revenue, Series A-1 Continuously Callable
@100  ................................................... 4.00(a) 8/1/52 $ 3,655
1,150 Louisville/Jefferson County Metropolitan Government, GO, Series A  ......... 5.00 12/1/30 1,316
8,443
Louisiana — 0.28%
1,415 Jefferson Sales Tax District Revenue, Series A (AGM) .................... 5.00 12/1/25 1,450
Maine — 0.21%
1,025 Finance Authority of Maine Revenue, Series A-1 (AGM) .................. 5.00 12/1/26 1,062
Maryland — 2.33%
2,000 County of Baltimore MD, GO Continuously Callable @100  ................ 4.00 3/1/33 2,090
860 County of Frederick MD, GO Continuously Callable @100  ................ 5.00 4/1/37 1,006
1,190 County of Howard MD, GO, Series A Continuously Callable @100  ........... 5.00 8/15/34 1,390
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue (AMT) 5.00 6/1/28 2,222
2,500 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 5.00 10/1/32 2,835
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100  ................................................... 4.00 10/1/32 1,025
1,240 State of Maryland, GO, Series A Continuously Callable @100  .............. 5.00 3/15/31 1,397
11,965
Massachusetts — 1.67%
3,000 Commonwealth of Massachusetts, GO, Series A (AMBAC) ................. 5.50 8/1/30 3,455
780 Commonwealth of Massachusetts, GO, Series A Continuously Callable @100  ... 5.00 5/1/35 919
1,000 Massachusetts Educational Financing Authority Revenue, Series I (AMT) ...... 5.00 1/1/25 1,005
1,400 Massachusetts Educational Financing Authority Revenue, Series B (AMT) ...... 5.00 7/1/29 1,499
1,500 Massachusetts Port Authority Revenue, Series A (AMT) ................... 5.00 7/1/32 1,692
8,570
Michigan — 3.50%
1,000 Detroit Downtown Development Authority Tax allocation Continuously Callable
@100  ................................................... 5.00 7/1/37 1,126
1,250 Great Lakes Water Authority Sewage Disposal System Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/37 1,447
1,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.50 12/1/29 1,016
6,000 Michigan Finance Authority Revenue Continuously Callable @100  ........... 5.00(a) 11/15/44 6,219
1,425 Michigan Finance Authority Revenue  ................................ 5.00 2/28/34 1,578
1,100 Michigan Finance Authority Revenue  ................................ 5.00 10/1/29 1,231
1,280 Michigan Finance Authority Revenue, Series B  ......................... 5.00 10/1/30 1,451
790 Novi Community School District, GO, Series III  ........................ 5.00 5/1/26 820
2,960 Utica Community Schools, GO (Q-SBLF) ............................. 5.00 5/1/26 3,071
17,959
Minnesota — 3.03%
1,000 Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series C  ..... 5.00 1/1/26 1,028
1,750 Minnesota Agricultural & Economic Development Board Revenue Continuously
Callable @100  ............................................ 5.00 1/1/36 2,020
1,985 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/28 2,154
1,240 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/29 1,371
2,195 Minnesota Housing Finance Agency Revenue, Series B  ................... 5.00 8/1/30 2,431
1,345 State of Minnesota Certificates of Participation  ......................... 5.00 11/1/33 1,591
3,000 State of Minnesota, GO, Series B Continuously Callable @100  .............. 5.00 8/1/35 3,523
1,260 State of Minnesota, GO, Series E  ................................... 5.00 8/1/30 1,439
15,557
Missouri — 0.96%
1,000 Health & Educational Facilities Authority of the State of Missouri Revenue, Series
A  ...................................................... 5.00 6/1/25 1,014

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Missouri (continued)
$ 995 St Joseph School District, GO (ST AID DIR DEP) ....................... 5.00 3/1/27 $ 1,051
2,505 The Curators of the University of Missouri Revenue, Series B  ............... 5.00 11/1/30 2,864
4,929
Nebraska — 0.71%
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/31 1,052
1,000 City of Omaha NE Sewer Revenue, Series A Continuously Callable @100  ...... 4.00 4/1/32 1,048
1,350 Omaha Public Power District Revenue, Series B Continuously Callable @100  ... 5.00 2/1/34 1,563
3,663
Nevada — 1.77%
2,915 Clark County School District, GO, Series A Continuously Callable @100 (AGM) . 5.00 6/15/32 3,260
5,435 Las Vegas Valley Water District, GO, Series C Continuously Callable @100  .... 4.00 6/1/34 5,817
9,077
New Jersey — 3.00%
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100  ................................................... 5.00 11/1/30 472
1,210 New Jersey Economic Development Authority Revenue  ................... 5.00 6/15/28 1,306
1,000 New Jersey Economic Development Authority Revenue, Series RRR  ......... 5.00 3/1/28 1,082
1,725 New Jersey Higher Education Student Assistance Authority Revenue, Series B
(AMT) .................................................. 5.00 12/1/29 1,872
1,750 New Jersey Transportation Trust Fund Authority Revenue, Series BB Continuously
Callable @100  ............................................ 5.00 6/15/36 2,013
1,000 New Jersey Transportation Trust Fund Authority Revenue, Series AA  ......... 5.00 6/15/30 1,118
750 New Jersey Transportation Trust Fund Authority Revenue, Series AA Continuously
Callable @100  ............................................ 5.00 6/15/36 854
4,295 New Jersey Turnpike Authority Revenue, Series A Continuously Callable @100  . 5.00 1/1/31 4,410
1,100 State of New Jersey, GO, Series A  ................................... 4.00 6/1/31 1,188
1,035 Tobacco Settlement Financing Corp. Revenue, Series A Continuously Callable
@100  ................................................... 5.00 6/1/33 1,093
15,408
New Mexico — 0.73%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
(State Aid Withholding) ...................................... 5.00 8/1/29 1,117
2,590 New Mexico Educational Assistance Foundation Revenue, Series 1A (AMT) .... 5.00 9/1/25 2,631
3,748
New York — 7.73%
5,000 City of New York NY, GO, Series C  ................................. 5.00 8/1/28 5,453
2,890 City of New York NY, GO, Series 1-A Continuously Callable @100  .......... 5.00 4/1/32 3,250
1,165 Empire State Development Corp. Revenue, Series A Continuously Callable @100  5.00 3/15/35 1,372
1,700 Metropolitan Transportation Authority Revenue, Series B Continuously Callable
@100  ................................................... 5.00 11/15/29 1,776
1,000 New York City Municipal Water Finance Authority Revenue, Series DD
Continuously Callable @100  .................................. 5.00 6/15/34 1,182
2,410 New York City Municipal Water Finance Authority Revenue, Series BB-2
Continuously Callable @100  .................................. 5.00 6/15/27 2,475
4,940 New York City Municipal Water Finance Authority Revenue, Series CC-2  ...... 5.00 6/15/36 5,954
1,000 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
B-1 Continuously Callable @100  ............................... 5.00 8/1/29 1,001
855 New York City Transitional Finance Authority Future Tax Secured Revenue, Series
E-1  .................................................... 5.00 11/1/28 940
1,500 New York City Transitional Finance Authority Revenue, Series D-1 Continuously
Callable @100  ............................................ 5.00 11/1/36 1,761
930 New York City Transitional Finance Authority Revenue, Series A-1  ........... 5.00 11/1/32 1,082
1,000 New York State Dormitory Authority Revenue, Series A Continuously Callable
@100  ................................................... 5.00 2/15/31 1,044
4,710 New York State Thruway Authority Revenue, Series A Continuously Callable @100  5.00 3/15/35 5,428
1,795 New York Transportation Development Corp. Revenue (AMT) .............. 5.00 12/1/27 1,903

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New York (continued)
$ 4,970 Port Authority of New York & New Jersey Revenue, Series 207 Continuously
Callable @100 (AMT) ....................................... 4.00 3/15/30 $ 5,074
39,695
North Carolina — 0.85%
820 City of Fayetteville NC Public Works Commission Revenue  ................ 5.00 3/1/31 942
1,000 County of Wake NC Revenue  ...................................... 5.00 9/1/28 1,102
1,100 County of Wake NC, GO, Series A  .................................. 5.00 2/1/30 1,248
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue  .................. 5.00(a) 1/15/50 1,088
4,380
Ohio — 3.11%
3,000 Buckeye Tobacco Settlement Financing Authority Revenue, Series A-2, Class - 1
Continuously Callable @100  .................................. 5.00 6/1/32 3,235
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100  ........ 5.00 6/1/29 1,504
1,000 County of Butler OH Revenue, Series X  .............................. 5.00 5/15/29 1,109
245 County of Mahoning OH Revenue Continuously Callable @100 (NATL) ....... 5.50 10/15/25 248
800 County of Montgomery OH Revenue Continuously Callable @100  ........... 5.00 8/1/33 884
1,750 Ohio Water Development Authority Revenue, Series A Continuously Callable @100  5.00 12/1/37 2,052
3,050 Ohio Water Development Authority Water Pollution Control Loan Fund Revenue,
Series B Continuously Callable @100  ............................ 5.00 6/1/35 3,614
2,000 State of Ohio Revenue  ........................................... 2.75(a) 1/1/52 2,000
500 State of Ohio Revenue, Series A Continuously Callable @100  ............... 5.00 1/1/30 536
775 University of Cincinnati Revenue, Series A  ............................ 5.00 6/1/26 804
15,986
Oklahoma — 0.55%
1,925 Grand River Dam Authority Revenue, Series A Continuously Callable @100  .... 5.00 6/1/37 2,255
530 Oklahoma Municipal Power Authority Revenue, Series A Continuously Callable
@100 (AGM) ............................................. 4.00 1/1/32 568
2,823
Oregon — 1.54%
2,500 Multnomah County School District No. 1 Portland, GO (SCH BD GTY) ....... 5.00 6/15/29 2,794
2,500 Port of Portland OR Airport Revenue, Series 29 Continuously Callable @100 (AMT) 5.00 7/1/35 2,749
2,000 Portland Community College District, GO Continuously Callable @100  ....... 5.00 6/15/35 2,340
7,883
Pennsylvania — 4.56%
2,000 City of Philadelphia PA Water & Wastewater Revenue, Series B Continuously
Callable @100  ............................................ 4.00 7/1/35 2,010
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B  ............. 5.00 11/1/27 1,073
1,000 City of Philadelphia PA Water & Wastewater Revenue, Series B (AGM) ........ 5.00 9/1/29 1,113
2,600 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/30 2,841
1,735 City of Philadelphia PA, GO, Series B Continuously Callable @100  .......... 5.00 2/1/31 1,882
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100  .... 5.00 6/1/32 1,070
3,500 Commonwealth of Pennsylvania, GO, Series BAM-TCRS Continuously Callable
@100 (BAM) ............................................. 4.00 3/1/35 3,579
1,860 Luzerne County Industrial Development Authority Revenue Continuously Callable
@100 (AMT) ............................................. 2.45(a) 12/1/39 1,754
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 (AMT) ....................................... 5.00 12/31/33 4,097
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series A (AMT) .... 5.00 6/1/29 1,080
1,000 Pennsylvania Higher Education Assistance Agency Revenue, Series 1A (AMT) ... 5.00 6/1/32 1,098
625 Pennsylvania Turnpike Commission Revenue, Series B  ................... 5.00 12/1/28 686
1,000 The School District of Philadelphia, GO, Series A Continuously Callable @100
(State Aid Withholding) ...................................... 5.25 9/1/36 1,141
23,424
Rhode Island — 0.53%
1,875 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 2,044

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Rhode Island (continued)
$ 625 Rhode Island Student Loan Authority Revenue, Series A (AMT) ............. 5.00 12/1/29 $ 689
2,733
South Carolina — 0.57%
1,000 Piedmont Municipal Power Agency Revenue, Series B  .................... 5.00 1/1/29 1,083
1,000 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/31 1,114
680 South Carolina Public Service Authority Revenue, Series A  ................ 5.00 12/1/27 727
2,924
Tennessee — 1.02%
1,215 County of Hamblen TN, GO  ...................................... 5.00 5/1/29 1,349
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue  .............................................. 5.00 5/1/31 1,366
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100  ......................... 5.00 5/1/35 1,109
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100  ............................................ 4.00 7/1/33 1,390
5,214
Texas — 12.18%
1,025 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/27 1,093
1,230 Arlington Higher Education Finance Corp. Revenue (PSF-GTD) ............. 5.00 8/15/28 1,336
2,500 Central Texas Turnpike System Revenue, Series C Continuously Callable @100  . 5.00 8/15/37 2,830
920 City of College Station TX, GO  .................................... 5.00 2/15/31 1,042
2,450 City of Dallas TX, GO Continuously Callable @100  ..................... 5.00 2/15/27 2,468
2,500 City of Houston TX Airport System Revenue, Series C (AMT) .............. 5.00 7/1/25 2,529
300 City of Pearland TX, GO Continuously Callable @100  .................... 5.00 3/1/29 317
1,750 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/25 1,773
1,000 City of San Antonio TX Airport System Revenue, Series A (AMT) ............ 5.00 7/1/26 1,027
1,300 City of San Antonio TX Electric & Gas Systems Revenue, Series B  ........... 4.00 2/1/33 1,395
940 City of San Antonio TX, GO  ...................................... 5.00 2/1/27 993
950 Clifton Higher Education Finance Corp. Revenue, Series T Continuously Callable
@100 (PSF-GTD) .......................................... 4.00 8/15/34 998
2,200 Clifton Higher Education Finance Corp. Revenue (PSF-GTD) ............... 5.00 8/15/25 2,243
1,750 County of Harris TX Revenue Continuously Callable @100  ................ 5.00 8/15/34 1,773
1,545 County of Harris TX Revenue, Series A Continuously Callable @100  ......... 5.00 8/15/30 1,598
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100  ............ 5.00 12/1/33 5,228
545 Dallas Fort Worth International Airport Revenue  ........................ 5.00 11/1/30 617
1,500 Dallas Independent School District, GO, Series A Continuously Callable @100
(PSF-GTD) ............................................... 5.00 2/15/27 1,514
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/27 2,234
1,650 Harris County Cultural Education Facilities Finance Corp. Revenue  .......... 5.00 11/15/25 1,689
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/27 1,531
1,040 Love Field Airport Modernization Corp. Revenue Continuously Callable @100  .. 5.00 11/1/28 1,040
2,300 Love Field Airport Modernization Corp. Revenue (AMT) .................. 5.00 11/1/25 2,340
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 (AGM) .. 5.00 5/15/34 1,156
1,090 Lower Colorado River Authority Revenue (AGM) ....................... 5.00 5/15/29 1,203
2,180 Lower Colorado River Authority Revenue Continuously Callable @100  ....... 5.00 5/15/32 2,418
1,000 Lower Colorado River Authority Revenue  ............................. 5.00 5/15/26 1,037
2,410 Midland Independent School District, GO Continuously Callable @100 (PSF-GTD) 5.00 2/15/37 2,785
250 North Texas Tollway Authority Revenue, Series A Continuously Callable @100  .. 5.00 1/1/25 250
1,545 Tarrant County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100  ............................................ 5.00 10/1/36 1,714
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00(a) 7/1/53 2,221
1,280 Tarrant County Cultural Education Facilities Finance Corp. Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/32 1,451

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — September 30, 2024 (Unaudited)
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Texas (continued)
$ 3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B
Continuously Callable @100  .................................. 5.50(a) 1/1/54 $ 3,991
2,230 University of Houston Revenue, Series C Continuously Callable @100  ........ 5.00 2/15/28 2,291
1,300 West Harris County Regional Water Authority Revenue  ................... 5.00 12/15/27 1,394
1,000 West Travis County Public Utility Agency Revenue (BAM) ................. 5.00 8/15/26 1,045
62,564
Virginia — 0.56%
760 Chesterfield County Economic Development Authority Revenue Continuously
Callable @100  ............................................ 5.00 4/1/38 885
850 Hampton Roads Transportation Accountability Commission Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/31 962
1,000 Roanoke Economic Development Authority Revenue  ..................... 5.00 7/1/25 1,017
2,864
Washington — 4.34%
955 City of Seattle WA, GO Continuously Callable @100  ..................... 5.00 5/1/38 1,116
1,050 King County School District No. 405 Bellevue, GO Continuously Callable @100
(SCH BD GTY) ............................................ 5.00 12/1/29 1,136
1,550 Kitsap County School District No 100-C Bremerton, GO, Series C Continuously
Callable @100 (SCH BD GTY) ................................ 5.00 12/1/36 1,815
1,555 Port of Seattle WA Revenue Continuously Callable @100 (AMT) ............ 5.00 8/1/33 1,703
3,665 Port of Seattle WA Revenue, Series B Continuously Callable @100  ........... 5.00 7/1/36 4,054
1,500 Port of Seattle WA Revenue (AMT) .................................. 5.00 4/1/26 1,546
1,300 State of Washington, GO, Series C Continuously Callable @100  ............. 5.00 2/1/33 1,479
7,065 State of Washington, GO, Series R-2017A Continuously Callable @100  ....... 5.00 8/1/32 7,276
790 State of Washington, GO, Series C  .................................. 5.00 2/1/32 916
1,250 Washington Health Care Facilities Authority Revenue, Series B  ............. 5.00 10/1/25 1,273
22,314
Wisconsin — 1.98%
580 Madison Metropolitan School District, GO Continuously Callable @100  ....... 5.00 3/1/34 641
3,455 Public Finance Authority Revenue, Series A-2  .......................... 3.70(a) 10/1/46 3,510
1,000 University of Wisconsin Hospitals & Clinics Revenue, Series B Continuously
Callable @100  ............................................ 5.00(a) 4/1/54 1,125
1,225 University of Wisconsin Hospitals & Clinics Revenue, Series A  ............. 5.00 4/1/26 1,262
1,100 Wisconsin Health & Educational Facilities Authority Revenue  .............. 4.00 11/15/26 1,127
2,460 Wisconsin Health & Educational Facilities Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 11/15/35 2,510
10,175
Total Municipal Bonds .......................................... 430,743
Shares
Investment Companies — 14.86%
Domestic Fixed Income — 13.12%
384,036
AllianceBernstein National Municipal Income Fund, Inc. .................. 4,532
218,496
BlackRock Municipal 2030 Target Term Trust .......................... 4,725
532,293
BlackRock Municipal Income Fund, Inc. .............................. 6,697
77,995
BlackRock MuniYield Fund, Inc. ................................... 891
248,844
BlackRock MuniYield Quality Fund III, Inc. ........................... 2,986
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 800
323,740
DWS Municipal Income Trust ...................................... 3,228
138,683
Eaton Vance California Municipal Bond Fund .......................... 1,338
406,817
Eaton Vance Municipal Bond Fund .................................. 4,377
133,138
Federated Hermes Premier Municipal Income Fund ...................... 1,654
439,498
Invesco Quality Municipal Income Trust .............................. 4,588
19,822
iShares National Muni Bond ETF ................................... 2,153

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — September 30, 2024 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of September 30, 2024.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Companies (continued)
Domestic Fixed Income (continued)
195,885
MFS High Income Municipal Trust .................................. $ 785
463,249
MFS High Yield Municipal Trust .................................... 1,698
219,485
Nuveen AMT-Free Quality Municipal Income Fund ...................... 2,627
324,513
Nuveen Municipal Credit Income Fund ............................... 4,251
316,126
Nuveen Municipal Value Fund, Inc. .................................. 2,851
276,190
Nuveen Quality Municipal Income Fund .............................. 3,419
141,594
NYLI MacKay DefinedTerm Muni Opportunities Fund .................... 2,387
239,857
PIMCO California Municipal Income Fund II ........................... 1,506
318,383
PIMCO Municipal Income Fund III .................................. 2,630
401,994
Pioneer Municipal High Income Advantage Fund, Inc. .................... 3,554
343,263
Western Asset Managed Municipals Fund, Inc. .......................... 3,721
67,398
Money Market Funds — 1.74%
8,911,982
BlackRock Liquidity Funds MuniCash ................................ 2.96(b) 8,912
Total Investment Companies ...................................... 76,310
Total Investments (cost $503,907) — 98.73% ......................... 507,053
Other assets in excess of liabilities — 1.27% .......................... 6,514
Net Assets — 100.00% .......................................... $ 513,567
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on September 30, 2024.
(b) Annualized 7-day yield as of period-end.
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
ETF—Exchange-Traded Fund
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 75.67% 8.20% — — 83.87%
Investment Companies ............................................................................................ 0.16% — 13.12% 1.58% 14.86%
Other Assets (Liabilities) ........................................................................................ 0.59% 0.20% 0.19% 0.29 1.27%
Total Net Assets ................................................................................................. 76.42% 8.40% 13.31% 1.87% 100.00%